March 31, 2023 :: ProFund Access VP High Yield ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (47.4%)

	Principal Amount	Value
U.S. Treasury Notes, 4.00%, 2/29/28	$4,465,000	$4,546,451
TOTAL U.S. TREASURY OBLIGATION
(Cost $4,415,067)		4,546,451

Repurchase Agreements(a) (46.1%)

Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $4,434,747	4,433,000	4,433,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,433,000)		4,433,000
TOTAL INVESTMENT SECURITIES
(Cost $8,848,067) - 93.5%		8,979,451
Net other assets (liabilities) - 6.5%		628,513
NET ASSETS - 100.0%		$9,607,964

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
5-Year U.S. Treasury Note Futures Contracts	14	7/3/23	$1,535,078	$26,078

Centrally Cleared Swap Agreements

Credit Default Swap Agreements - Sell Protection(1)

Underlying Instrument	Payment Frequency	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Variation Margin
CDX North America High Yield Index Swap Agreement, Series 40	Daily	5.00%	6/20/28	4.62%	$7,775,000	$120,334	$(12,568)	$132,902	$41,753

(1)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(2)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(3)	The notional amount represents the maximum potential amount the Fund could be required pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

March 31, 2023 :: ProFund VP Asia 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.6%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	14,253	$1,456,371
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	55,270	440,502
Baidu, Inc.*ADR (Interactive Media & Services)	5,140	775,729
BHP Group, Ltd.ADR (Metals & Mining)	19,188	1,216,711
Bilibili, Inc.*ADR(a) (Entertainment)	17,749	417,102
Daqo New Energy Corp.*ADR (Semiconductors & Semiconductor Equipment)	9,937	465,449
Full Truck Alliance Co., Ltd.*ADR (Ground Transportation)	53,179	404,692
Futu Holdings, Ltd.*ADR (Capital Markets)	6,853	355,328
GDS Holdings, Ltd.*ADR(a) (IT Services)	16,447	306,901
HDFC Bank, Ltd.ADR (Banks)	15,282	1,018,851
ICICI Bank, Ltd.ADR (Banks)	35,087	757,177
Infosys, Ltd.ADR (IT Services)	32,757	571,282
iQIYI, Inc.*ADR (Entertainment)	75,862	552,275
JD.com, Inc.ADR (Broadline Retail)	8,977	394,001
JinkoSolar Holding Co., Ltd.*ADR(a) (Semiconductors & Semiconductor Equipment)	9,389	479,027
Kanzhun, Ltd.*ADR (Interactive Media & Services)	20,833	396,452
KE Holdings, Inc.*ADR (Real Estate Management & Development)	33,100	623,604
Li Auto, Inc.*ADR(a) (Automobile Components)	17,749	442,838
Lufax Holding, Ltd.ADR (Consumer Finance)	199,490	406,960
NetEase, Inc.ADR (Entertainment)	8,703	769,693
NIO, Inc.*ADR (Automobile Components)	45,915	482,566
PDD Holdings, Inc.*ADR (Broadline Retail)	8,292	629,363
Sea, Ltd.*ADR (Entertainment)	10,005	865,933
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	18,914	1,759,380
Tencent Music Entertainment Group*ADR (Entertainment)	53,796	445,431
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,607	286,556
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	53,042	464,648
XPeng, Inc.*ADR(a) (Automobile Components)	35,019	389,061
Zai Lab, Ltd.*ADR (Biotechnology)	12,747	423,965
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	18,297	524,392
TOTAL COMMON STOCKS
(Cost $11,762,620)		18,522,240

Repurchase Agreements(b) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $32,013	$32,000	$32,000
TOTAL REPURCHASE AGREEMENTS
(Cost $32,000)		32,000

Collateral for Securities Loaned(c) (13.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(d)	2,463,111	$2,463,111
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $2,463,111)		2,463,111
TOTAL INVESTMENT SECURITIES
(Cost $14,257,731) - 114.2%		21,017,351
Net other assets (liabilities) - (14.2)%		(2,617,216)
NET ASSETS - 100.0%		$18,400,135

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $2,340,083.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.
ADR	American Depositary Receipt

:: ProFund VP Asia 30 :: March 31, 2023

ProFund VP Asia 30 invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$524,392	2.8%
Automobile Components	1,314,465	7.1%
Banks	1,776,028	9.7%
Biotechnology	423,965	2.3%
Broadline Retail	2,479,735	13.4%
Capital Markets	355,328	1.9%
Consumer Finance	406,960	2.2%
Entertainment	3,050,434	16.6%
Ground Transportation	404,692	2.2%
Hotels, Restaurants & Leisure	286,556	1.6%
Interactive Media & Services	1,172,181	6.4%
IT Services	878,183	4.8%
Metals & Mining	1,216,711	6.6%
Real Estate Management & Development	623,604	3.4%
Semiconductors & Semiconductor Equipment	3,609,006	19.6%
Other**	(122,105)	(0.6)%
Total	$18,400,135	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of March 31, 2023:

	Value	% of Net Assets
Australia	$1,216,711	6.6%
China	11,427,756	62.0%
India	2,347,310	12.8%
Singapore	865,933	4.7%
Taiwan	2,664,530	14.5%
Other**	(122,105)	(0.6)%
Total	$18,400,135	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Banks ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.0%)

	Shares	Value
Ameris Bancorp (Banks)	793	$29,008
Apollo Global Management, Inc. (Financial Services)	1,214	76,677
Associated Banc-Corp. (Banks)	2,982	53,616
Atlantic Union Bankshares Corp. (Banks)	580	20,329
Axos Financial, Inc.* (Banks)	708	26,139
Bank of America Corp. (Banks)	2,416	69,098
Bank of Hawaii Corp.(a) (Banks)	391	20,363
Bank OZK (Banks)	1,997	68,297
BankUnited, Inc. (Banks)	1,821	41,118
Banner Corp. (Banks)	377	20,497
BOK Financial Corp. (Banks)	418	35,283
Cadence Bank (Banks)	2,845	59,062
Cathay General Bancorp (Banks)	723	24,958
Citigroup, Inc. (Banks)	1,513	70,945
Citizens Financial Group, Inc. (Banks)	2,125	64,536
Columbia Banking System, Inc. (Banks)	3,056	65,460
Comerica, Inc. (Banks)	1,243	53,971
Commerce Bancshares, Inc. (Banks)	902	52,632
Community Bank System, Inc. (Banks)	489	25,668
Cullen/Frost Bankers, Inc. (Banks)	616	64,889
CVB Financial Corp. (Banks)	1,498	24,987
East West Bancorp, Inc. (Banks)	1,166	64,713
Eastern Bankshares, Inc. (Banks)	1,722	21,732
Equitable Holdings, Inc. (Financial Services)	2,682	68,096
Essent Group, Ltd. (Financial Services)	924	37,006
F.N.B. Corp. (Banks)	4,820	55,912
Fifth Third Bancorp (Banks)	2,409	64,176
First Bancorp (Banks)	2,922	33,369
First Citizens BancShares, Inc. - Class A (Banks)	119	115,800
First Financial Bancorp (Banks)	701	15,261
First Financial Bankshares, Inc. (Banks)	1,007	32,123
First Hawaiian, Inc. (Banks)	1,295	26,716
First Horizon Corp. (Banks)	3,641	64,729
First Interstate BancSystem, Inc. - Class A (Banks)	1,365	40,759
First Merchants Corp. (Banks)	395	13,015
First Republic Bank (Banks)	895	12,521
Fulton Financial Corp. (Banks)	2,109	29,146
Glacier Bancorp, Inc. (Banks)	967	40,624
Hancock Whitney Corp. (Banks)	1,169	42,552
Hilltop Holdings, Inc. (Banks)	743	22,045
Home BancShares, Inc. (Banks)	1,656	35,952
Hope Bancorp, Inc. (Banks)	1,755	17,234
Huntington Bancshares, Inc. (Banks)	5,467	61,230
Independent Bank Corp. (Banks)	525	34,451
Independent Bank Group, Inc. (Banks)	327	15,156
International Bancshares Corp. (Banks)	528	22,609
Jackson Financial, Inc. - Class A (Financial Services)	1,828	68,385
JPMorgan Chase & Co. (Banks)	547	71,280
KeyCorp (Banks)	4,671	58,481
Lakeland Financial Corp. (Banks)	228	14,282
Live Oak Bancshares, Inc. (Banks)	633	15,426
M&T Bank Corp. (Banks)	556	66,481
MGIC Investment Corp. (Financial Services)	5,671	76,105
Mr. Cooper Group, Inc.* (Financial Services)	1,035	42,404
New York Community Bancorp, Inc. (Banks)	9,925	89,723
NMI Holdings, Inc.* - Class A (Financial Services)	698	15,586
Northern Trust Corp. (Capital Markets)	860	75,791
Old National Bancorp (Banks)	3,786	54,594
Pacific Premier Bancorp, Inc. (Banks)	1,039	24,957
PacWest Bancorp(a) (Banks)	5,678	55,247
PennyMac Financial Services, Inc. (Financial Services)	740	44,111
Pinnacle Financial Partners, Inc. (Banks)	1,220	67,295
Popular, Inc. (Banks)	1,199	68,835
Prosperity Bancshares, Inc. (Banks)	1,141	70,194
Radian Group, Inc. (Financial Services)	2,454	54,233
Regions Financial Corp. (Banks)	3,607	66,946
Renasant Corp. (Banks)	471	14,403
Sandy Spring Bancorp, Inc. (Banks)	568	14,757
Seacoast Banking Corp. of Florida (Banks)	1,643	38,939
ServisFirst Bancshares, Inc. (Banks)	442	24,146
Simmons First National Corp. - Class A (Banks)	1,188	20,778
SouthState Corp. (Banks)	875	62,353
Synovus Financial Corp. (Banks)	2,107	64,959
Texas Capital Bancshares, Inc.* (Banks)	840	41,126
The Bank of New York Mellon Corp. (Capital Markets)	1,547	70,296
The PNC Financial Services Group, Inc. (Banks)	533	67,744
Triumph Financial, Inc.* (Banks)	405	23,514
Truist Financial Corp. (Banks)	1,884	64,244
Trustmark Corp. (Banks)	837	20,674
U.S. Bancorp (Banks)	1,800	64,890
UMB Financial Corp. (Banks)	450	25,974
United Bankshares, Inc. (Banks)	1,175	41,360
United Community Banks, Inc. (Banks)	1,195	33,603
Valley National Bancorp (Banks)	6,885	63,617
Veritex Holdings, Inc. (Banks)	762	13,914
Voya Financial, Inc.(a) (Financial Services)	1,062	75,891
Walker & Dunlop, Inc. (Financial Services)	352	26,812
Washington Federal, Inc. (Banks)	971	29,247
Webster Financial Corp. (Banks)	1,700	67,014
Wells Fargo & Co. (Banks)	1,769	66,125
WesBanco, Inc. (Banks)	355	10,899
Western Alliance Bancorp (Banks)	1,483	52,706
Wintrust Financial Corp. (Banks)	913	66,603

:: ProFund VP Banks :: March 31, 2023

Common Stocks, continued

	Shares	Value
WSFS Financial Corp. (Banks)	560	$21,062
Zions Bancorp (Banks)	1,812	54,233
TOTAL COMMON STOCKS
(Cost $3,450,727)		4,296,699

Repurchase Agreements(b) (1.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $85,033	$85,000	$85,000
TOTAL REPURCHASE AGREEMENTS
(Cost $85,000)		85,000

Collateral for Securities Loaned(c) (2.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(d)	93,721	$93,721
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $93,721)		93,721
TOTAL INVESTMENT SECURITIES
(Cost $3,629,448) - 101.0%		4,475,420
Net other assets (liabilities) - (1.0)%		(46,225)
NET ASSETS - 100.0%		$4,429,195

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $89,779.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Banks Select Industry Index	Goldman Sachs International	4/24/23	5.43%	$146,190	$6,262

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Banks invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Banks	$3,565,306	80.5%
Capital Markets	146,087	3.3%
Financial Services	585,306	13.2%
Other**	132,496	3.0%
Total	$4,429,195	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Bear ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $5,915,331	$5,913,000	$5,913,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,913,000)		5,913,000
TOTAL INVESTMENT SECURITIES
(Cost $5,913,000) - 102.9%		5,913,000
Net other assets (liabilities) - (2.9)%		(165,876)
NET ASSETS - 100.0%		$5,747,124

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $513,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	2	6/20/23	$(413,775)	$(11,064)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/23	(5.18)%	$(2,494,351)	$(85,871)
S&P 500	UBS AG	4/27/23	(4.98)%	(2,835,835)	(89,970)
				$(5,330,186)	$(175,841)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Biotechnology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.0%)

	Shares	Value
2seventy bio, Inc.* (Biotechnology)	13,754	$140,291
4D Molecular Therapeutics, Inc.* (Biotechnology)	8,351	143,554
89bio, Inc.* (Biotechnology)	19,799	301,539
AbbVie, Inc. (Biotechnology)	2,816	448,786
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	20,593	387,560
ADMA Biologics, Inc.* (Biotechnology)	60,800	201,248
Agenus, Inc.* (Biotechnology)	135,185	205,481
Agios Pharmaceuticals, Inc.* (Biotechnology)	12,772	293,373
Akero Therapeutics, Inc.* (Biotechnology)	10,194	390,022
Alector, Inc.* (Biotechnology)	15,377	95,184
Alkermes PLC* (Biotechnology)	15,841	446,558
Allakos, Inc.* (Biotechnology)	23,411	104,179
Allogene Therapeutics, Inc.* (Biotechnology)	41,954	207,253
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,308	462,339
Altimmune, Inc.* (Biotechnology)	32,018	135,116
Amgen, Inc. (Biotechnology)	1,850	447,238
Amicus Therapeutics, Inc.* (Biotechnology)	36,847	408,633
AnaptysBio, Inc.* (Biotechnology)	4,796	104,361
Anavex Life Sciences Corp.* (Biotechnology)	28,831	247,082
Anika Therapeutics, Inc.* (Biotechnology)	1,796	51,581
Apellis Pharmaceuticals, Inc.* (Biotechnology)	6,774	446,813
Arcellx, Inc.* (Biotechnology)	8,766	270,080
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	9,902	237,351
Arcus Biosciences, Inc.* (Biotechnology)	25,470	464,572
Arcutis Biotherapeutics, Inc.* (Biotechnology)	18,881	207,691
Ardelyx, Inc.* (Biotechnology)	95,936	459,533
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	16,022	406,959
Atara Biotherapeutics, Inc.* (Biotechnology)	34,995	101,486
Avid Bioservices, Inc.* (Biotechnology)	10,955	205,516
Avidity Biosciences, Inc.* (Biotechnology)	19,124	293,553
Beam Therapeutics, Inc.*(a) (Biotechnology)	13,116	401,612
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	50,847	424,064
Biogen, Inc.* (Biotechnology)	1,643	456,803
Biohaven, Ltd.* (Biotechnology)	22,084	301,667
BioMarin Pharmaceutical, Inc.* (Biotechnology)	4,658	452,944
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	9,236	172,344
Bluebird Bio, Inc.* (Biotechnology)	100,574	319,825
Blueprint Medicines Corp.* (Biotechnology)	10,036	451,520
Bridgebio Pharma, Inc.* (Biotechnology)	16,608	275,361
CareDx, Inc.* (Biotechnology)	25,237	230,666
Caribou Biosciences, Inc.* (Biotechnology)	14,487	76,926
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	28,794	477,404
Celldex Therapeutics, Inc.* (Biotechnology)	9,028	324,827
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	13,024	317,655
Chinook Therapeutics, Inc.* (Biotechnology)	11,229	259,951
Cogent Biosciences, Inc.* (Biotechnology)	15,007	161,926
Coherus Biosciences, Inc.* (Biotechnology)	24,821	169,776
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	7,971	128,014
CRISPR Therapeutics AG* (Biotechnology)	9,754	441,173
CTI BioPharma Corp.*(a) (Biotechnology)	70,423	295,777
Cytokinetics, Inc.* (Biotechnology)	11,840	416,650
Day One Biopharmaceuticals, Inc.* (Biotechnology)	11,861	158,582
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	14,504	224,087
Denali Therapeutics, Inc.* (Biotechnology)	15,925	366,912
Dynavax Technologies Corp.* (Biotechnology)	33,527	328,900
Editas Medicine, Inc.* (Biotechnology)	42,410	307,473
Emergent BioSolutions, Inc.* (Biotechnology)	23,735	245,895
Enanta Pharmaceuticals, Inc.* (Biotechnology)	3,179	128,559
EQRx, Inc.* (Biotechnology)	68,306	132,514
Exact Sciences Corp.* (Biotechnology)	6,800	461,108
Exelixis, Inc.* (Biotechnology)	25,272	490,529
Fate Therapeutics, Inc.* (Biotechnology)	86,379	492,359
FibroGen, Inc.* (Biotechnology)	15,228	284,154
Geron Corp.* (Biotechnology)	114,303	248,038
Gilead Sciences, Inc. (Biotechnology)	5,301	439,824
Halozyme Therapeutics, Inc.* (Biotechnology)	10,126	386,712
Horizon Therapeutics PLC* (Biotechnology)	3,830	418,006
Ideaya Biosciences, Inc.* (Biotechnology)	7,909	108,591
ImmunoGen, Inc.* (Biotechnology)	84,770	325,517
Immunovant, Inc.* (Biotechnology)	20,327	315,272
Incyte Corp.* (Biotechnology)	5,855	423,141
Inhibrx, Inc.* (Biotechnology)	9,602	181,190
Inovio Pharmaceuticals, Inc.* (Biotechnology)	141,119	115,718
Insmed, Inc.* (Biotechnology)	23,444	399,720
Intellia Therapeutics, Inc.* (Biotechnology)	11,771	438,705
Intercept Pharmaceuticals, Inc.* (Biotechnology)	16,143	216,800
Ionis Pharmaceuticals, Inc.* (Biotechnology)	12,412	443,605
Iovance Biotherapeutics, Inc.* (Biotechnology)	67,878	414,735
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	38,550	405,546

:: ProFund VP Biotechnology :: March 31, 2023

Common Stocks, continued

	Shares	Value
iTeos Therapeutics, Inc.* (Biotechnology)	7,071	$96,236
IVERIC bio, Inc.* (Biotechnology)	19,551	475,675
Karuna Therapeutics, Inc.* (Biotechnology)	2,354	427,581
Karyopharm Therapeutics, Inc.* (Biotechnology)	56,593	220,147
Keros Therapeutics, Inc.* (Biotechnology)	3,911	167,000
Kezar Life Sciences, Inc.* (Biotechnology)	15,443	48,337
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	8,013	86,220
Krystal Biotech, Inc.* (Biotechnology)	3,807	304,788
Kura Oncology, Inc.* (Biotechnology)	17,015	208,093
Kymera Therapeutics, Inc.* (Biotechnology)	12,956	383,886
Lyell Immunopharma, Inc.* (Biotechnology)	31,367	74,026
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	1,745	422,744
MannKind Corp.* (Biotechnology)	85,688	351,321
Mersana Therapeutics, Inc.* (Biotechnology)	30,101	123,715
MiMedx Group, Inc.* (Biotechnology)	10,631	36,252
Mirati Therapeutics, Inc.* (Biotechnology)	10,748	399,611
Mirum Pharmaceuticals, Inc.* (Biotechnology)	5,336	128,171
Moderna, Inc.* (Biotechnology)	3,048	468,111
Morphic Holding, Inc.* (Biotechnology)	3,639	136,972
Myriad Genetics, Inc.* (Biotechnology)	10,521	244,403
Natera, Inc.* (Biotechnology)	7,787	432,334
Neurocrine Biosciences, Inc.* (Biotechnology)	4,399	445,267
Novavax, Inc.*(a) (Biotechnology)	64,651	448,031
Nurix Therapeutics, Inc.* (Biotechnology)	8,679	77,070
Nuvalent, Inc.* - Class A (Biotechnology)	4,246	110,778
Point Biopharma Global, Inc.* (Biotechnology)	10,576	76,888
Prometheus Biosciences, Inc.* (Biotechnology)	3,686	395,582
Protagonist Therapeutics, Inc.* (Biotechnology)	9,510	218,730
Prothena Corp. PLC* (Biotechnology)	8,786	425,857
PTC Therapeutics, Inc.* (Biotechnology)	9,531	461,682
RAPT Therapeutics, Inc.* (Biotechnology)	6,901	126,633
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	23,376	155,918
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	564	463,422
REGENXBIO, Inc.* (Biotechnology)	7,993	151,148
Relay Therapeutics, Inc.* (Biotechnology)	27,497	452,876
Replimune Group, Inc.* (Biotechnology)	13,431	237,191
REVOLUTION Medicines, Inc.* (Biotechnology)	20,305	439,806
Rhythm Pharmaceuticals, Inc.* (Biotechnology)	15,810	282,050
Rocket Pharmaceuticals, Inc.* (Biotechnology)	18,556	317,864
Roivant Sciences, Ltd.* (Pharmaceuticals)	46,221	341,111
Sage Therapeutics, Inc.* (Biotechnology)	10,273	431,055
Sana Biotechnology, Inc.*(a) (Biotechnology)	25,300	82,731
Sangamo Therapeutics, Inc.* (Biotechnology)	38,205	67,241
Sarepta Therapeutics, Inc.* (Biotechnology)	2,929	403,704
Seagen, Inc.* (Biotechnology)	2,443	494,633
Seres Therapeutics, Inc.* (Biotechnology)	14,826	84,063
SpringWorks Therapeutics, Inc.* (Biotechnology)	13,558	348,983
Sutro Biopharma, Inc.* (Biotechnology)	13,364	61,742
Syndax Pharmaceuticals, Inc.* (Biotechnology)	17,535	370,339
TG Therapeutics, Inc.* (Biotechnology)	29,938	450,268
Travere Therapeutics, Inc.* (Biotechnology)	20,227	454,905
Twist Bioscience Corp.* (Biotechnology)	26,713	402,832
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	10,876	436,128
uniQure N.V.* (Biotechnology)	13,366	269,191
United Therapeutics Corp.* (Biotechnology)	1,842	412,534
Vanda Pharmaceuticals, Inc.* (Biotechnology)	14,254	96,785
Vaxcyte, Inc.* (Biotechnology)	11,145	417,715
Veracyte, Inc.* (Biotechnology)	18,018	401,801
Vericel Corp.* (Biotechnology)	6,744	197,734
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,467	462,208
Verve Therapeutics, Inc.*(a) (Biotechnology)	16,302	235,075
Viking Therapeutics, Inc.* (Biotechnology)	33,483	557,491
Vir Biotechnology, Inc.* (Biotechnology)	18,643	433,823
Viridian Therapeutics, Inc.* (Biotechnology)	10,963	278,899
Xencor, Inc.* (Biotechnology)	7,872	219,550
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	12,947	222,688
TOTAL COMMON STOCKS
(Cost $38,565,487)		42,931,654

Repurchase Agreements(b) (1.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $682,269	$682,000	$682,000
TOTAL REPURCHASE AGREEMENTS
(Cost $682,000)		682,000

Collateral for Securities Loaned(c) (2.8%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(d)	1,223,180	$1,223,180
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $1,223,180)		1,223,180
TOTAL INVESTMENT SECURITIES
(Cost $40,470,667) - 102.4%		44,836,834
Net other assets (liabilities) - (2.4)%		(1,059,320)
NET ASSETS - 100.0%		$43,777,514

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $1,208,668.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2023 :: ProFund VP Biotechnology ::

(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Biotechnology Select Industry Index	Goldman Sachs International	4/24/23	5.43%	$819,822	$27,928

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Biotechnology invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Biotechnology	$42,590,543	97.2%
Pharmaceuticals	341,111	0.8%
Other**	845,860	2.0%
Total	$43,777,514	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Bull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (81.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	551	$57,916
A.O. Smith Corp. (Building Products)	127	8,782
Abbott Laboratories (Health Care Equipment & Supplies)	1,744	176,596
AbbVie, Inc. (Biotechnology)	1,770	282,086
Accenture PLC - Class A (IT Services)	631	180,346
Activision Blizzard, Inc. (Entertainment)	713	61,026
Adobe, Inc.* (Software)	458	176,499
Advance Auto Parts, Inc. (Specialty Retail)	59	7,175
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	1,614	158,188
Aflac, Inc. (Insurance)	561	36,196
Agilent Technologies, Inc. (Life Sciences Tools & Services)	296	40,949
Air Products & Chemicals, Inc. (Chemicals)	223	64,048
Akamai Technologies, Inc.* (IT Services)	156	12,215
Alaska Air Group, Inc.* (Passenger Airlines)	128	5,371
Albemarle Corp. (Chemicals)	117	25,862
Alexandria Real Estate Equities, Inc. (Diversified REITs)	157	19,718
Align Technology, Inc.* (Health Care Equipment & Supplies)	73	24,392
Allegion PLC (Building Products)	88	9,392
Alliant Energy Corp. (Electric Utilities)	252	13,457
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,960	618,231
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,195	540,280
Altria Group, Inc. (Tobacco)	1,786	79,691
Amazon.com, Inc.* (Broadline Retail)	8,921	921,449
Amcor PLC (Containers & Packaging)	1,486	16,911
Ameren Corp. (Multi-Utilities)	258	22,289
American Airlines Group, Inc.* (Passenger Airlines)	652	9,617
American Electric Power Co., Inc. (Electric Utilities)	515	46,860
American Express Co. (Consumer Finance)	596	98,310
American International Group, Inc. (Insurance)	743	37,417
American Tower Corp. (Specialized REITs)	467	95,426
American Water Works Co., Inc. (Water Utilities)	193	28,273
Ameriprise Financial, Inc. (Capital Markets)	106	32,489
AmerisourceBergen Corp. (Health Care Providers & Services)	162	25,938
AMETEK, Inc. (Electrical Equipment)	229	33,281
Amgen, Inc. (Biotechnology)	535	129,336
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	595	48,623
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	507	99,991
ANSYS, Inc.* (Software)	87	28,954
Aon PLC (Insurance)	206	64,950
APA Corp. (Oil, Gas & Consumable Fuels)	322	11,611
Apple, Inc. (Technology Hardware, Storage & Peripherals)	14,879	2,453,547
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	844	103,669
Aptiv PLC* (Automobile Components)	272	30,516
Arch Capital Group, Ltd.* (Insurance)	371	25,180
Archer-Daniels-Midland Co. (Food Products)	548	43,654
Arista Networks, Inc.* (Communications Equipment)	248	41,629
Arthur J. Gallagher & Co. (Insurance)	212	40,558
Assurant, Inc. (Insurance)	53	6,364
AT&T, Inc. (Diversified Telecommunication Services)	7,133	137,310
Atmos Energy Corp. (Gas Utilities)	143	16,067
Autodesk, Inc.* (Software)	216	44,963
Automatic Data Processing, Inc. (IT Services)	415	92,391
AutoZone, Inc.* (Specialty Retail)	19	46,705
AvalonBay Communities, Inc. (Diversified REITs)	140	23,528
Avery Dennison Corp. (Containers & Packaging)	81	14,493
Baker Hughes Co. (Energy Equipment & Services)	1,007	29,062
Ball Corp. (Containers & Packaging)	314	17,305
Bank of America Corp. (Banks)	6,985	199,771
Bath & Body Works, Inc. (Specialty Retail)	229	8,377
Baxter International, Inc. (Health Care Equipment & Supplies)	505	20,483
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	284	70,301
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,804	557,021
Best Buy Co., Inc. (Specialty Retail)	197	15,419
Biogen, Inc.* (Biotechnology)	144	40,036
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	22	10,538
Bio-Techne Corp. (Life Sciences Tools & Services)	157	11,648
BlackRock, Inc. - Class A (Capital Markets)	150	100,368
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	39	103,444
BorgWarner, Inc. (Automobile Components)	234	11,492
Boston Properties, Inc. (Diversified REITs)	142	7,685
Boston Scientific Corp.* (Health Care Equipment & Supplies)	1,433	71,693

:: ProFund VP Bull :: March 31, 2023

Common Stocks, continued

	Shares	Value
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,128	$147,492
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	419	268,804
Broadridge Financial Solutions, Inc. (IT Services)	118	17,295
Brown & Brown, Inc. (Insurance)	235	13,494
Brown-Forman Corp. - Class B (Beverages)	183	11,761
Bunge, Ltd. (Food Products)	150	14,328
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	118	11,726
Cadence Design Systems, Inc.* (Software)	275	57,775
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	215	10,494
Camden Property Trust (Residential REITs)	109	11,428
Campbell Soup Co. (Food Products)	201	11,051
Capital One Financial Corp. (Consumer Finance)	382	36,733
Cardinal Health, Inc. (Health Care Providers & Services)	257	19,404
CarMax, Inc.* (Specialty Retail)	157	10,092
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	1,002	10,170
Carrier Global Corp. (Building Products)	834	38,156
Catalent, Inc.* (Pharmaceuticals)	180	11,828
Caterpillar, Inc. (Machinery)	520	118,998
Cboe Global Markets, Inc. (Capital Markets)	107	14,364
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	317	23,081
CDW Corp. (Electronic Equipment, Instruments & Components)	135	26,310
Celanese Corp. (Chemicals)	100	10,889
Centene Corp.* (Health Care Providers & Services)	552	34,892
CenterPoint Energy, Inc. (Multi-Utilities)	629	18,530
Ceridian HCM Holding, Inc.* (Software)	155	11,349
CF Industries Holdings, Inc. (Chemicals)	196	14,208
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	51	10,293
Charter Communications, Inc.* - Class A (Media)	106	37,907
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,781	290,588
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	27	46,124
Chubb, Ltd. (Insurance)	416	80,779
Church & Dwight Co., Inc. (Household Products)	244	21,572
Cincinnati Financial Corp. (Insurance)	156	17,484
Cintas Corp. (Commercial Services & Supplies)	86	39,790
Cisco Systems, Inc. (Communications Equipment)	4,111	214,903
Citigroup, Inc. (Banks)	1,938	90,873
Citizens Financial Group, Inc. (Banks)	493	14,972
CME Group, Inc. (Capital Markets)	360	68,947
CMS Energy Corp. (Multi-Utilities)	291	17,862
Cognizant Technology Solutions Corp. - Class A (IT Services)	510	31,074
Colgate-Palmolive Co. (Household Products)	835	62,750
Comcast Corp. - Class A (Media)	4,209	159,563
Comerica, Inc. (Banks)	131	5,688
Conagra Brands, Inc. (Food Products)	477	17,916
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,225	121,532
Consolidated Edison, Inc. (Multi-Utilities)	355	33,963
Constellation Brands, Inc. - Class A (Beverages)	162	36,594
Constellation Energy Corp. (Electric Utilities)	327	25,670
Copart, Inc.* (Commercial Services & Supplies)	429	32,265
Corning, Inc. (Electronic Equipment, Instruments & Components)	762	26,883
Corteva, Inc. (Chemicals)	713	43,001
CoStar Group, Inc.* (Professional Services)	407	28,022
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	444	220,610
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	789	19,362
Crown Castle, Inc. (Specialized REITs)	434	58,087
CSX Corp. (Ground Transportation)	2,104	62,994
Cummins, Inc. (Machinery)	141	33,682
CVS Health Corp. (Health Care Providers & Services)	1,285	95,488
D.R. Horton, Inc. (Household Durables)	313	30,577
Danaher Corp. (Life Sciences Tools & Services)	656	165,338
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	122	18,930
DaVita, Inc.* (Health Care Providers & Services)	56	4,542
Deere & Co. (Machinery)	271	111,891
Delta Air Lines, Inc.* (Passenger Airlines)	642	22,418
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	215	8,445
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	654	33,099
DexCom, Inc.* (Health Care Equipment & Supplies)	387	44,962
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	184	24,871
Digital Realty Trust, Inc. (Diversified REITs)	288	28,313
Discover Financial Services (Consumer Finance)	268	26,489
DISH Network Corp.* - Class A (Media)	252	2,351
Dollar General Corp. (Broadline Retail)	224	47,143
Dollar Tree, Inc.* (Broadline Retail)	207	29,715
Dominion Energy, Inc. (Multi-Utilities)	833	46,572
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	36	11,875
Dover Corp. (Machinery)	140	21,272
Dow, Inc. (Chemicals)	706	38,703
DTE Energy Co. (Multi-Utilities)	194	21,251

March 31, 2023 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Duke Energy Corp. (Electric Utilities)	770	$74,282
DuPont de Nemours, Inc. (Chemicals)	458	32,871
DXC Technology Co.* (IT Services)	227	5,802
Eastman Chemical Co. (Chemicals)	119	10,036
Eaton Corp. PLC (Electrical Equipment)	398	68,192
eBay, Inc. (Broadline Retail)	544	24,137
Ecolab, Inc. (Chemicals)	248	41,051
Edison International (Electric Utilities)	382	26,965
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	619	51,210
Electronic Arts, Inc. (Entertainment)	260	31,317
Elevance Health, Inc. (Health Care Providers & Services)	239	109,895
Eli Lilly & Co. (Pharmaceuticals)	789	270,958
Emerson Electric Co. (Electrical Equipment)	571	49,757
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	136	28,598
Entergy Corp. (Electric Utilities)	203	21,871
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	587	67,288
EPAM Systems, Inc.* (IT Services)	58	17,342
EQT Corp. (Oil, Gas & Consumable Fuels)	367	11,711
Equifax, Inc. (Professional Services)	123	24,949
Equinix, Inc. (Specialized REITs)	92	66,335
Equity Residential (Diversified REITs)	341	20,460
Essex Property Trust, Inc. (Diversified REITs)	64	13,385
Etsy, Inc.* (Broadline Retail)	126	14,028
Everest Re Group, Ltd. (Insurance)	39	13,963
Evergy, Inc. (Electric Utilities)	229	13,996
Eversource Energy (Electric Utilities)	348	27,234
Exelon Corp. (Electric Utilities)	994	41,639
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	148	14,360
Expeditors International of Washington, Inc. (Air Freight & Logistics)	159	17,509
Extra Space Storage, Inc. (Specialized REITs)	134	21,833
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,121	451,910
F5, Inc.* (Communications Equipment)	60	8,741
FactSet Research Systems, Inc. (Capital Markets)	38	15,773
Fair Isaac Corp.* (Software)	25	17,567
Fastenal Co. (Trading Companies & Distributors)	571	30,800
Federal Realty Investment Trust (Diversified REITs)	74	7,313
FedEx Corp. (Air Freight & Logistics)	232	53,010
Fidelity National Information Services, Inc. (IT Services)	594	32,272
Fifth Third Bancorp (Banks)	684	18,222
First Horizon Corp. (Banks)	1	10
First Republic Bank (Banks)	186	2,602
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	99	21,533
FirstEnergy Corp. (Electric Utilities)	544	21,793
Fiserv, Inc.* (IT Services)	635	71,774
FleetCor Technologies, Inc.* (IT Services)	74	15,603
FMC Corp. (Chemicals)	126	15,388
Ford Motor Co. (Automobile Components)	3,916	49,342
Fortinet, Inc.* (Software)	649	43,133
Fortive Corp. (Machinery)	353	24,064
Fox Corp. - Class A (Media)	297	10,113
Fox Corp. - Class B (Media)	138	4,321
Franklin Resources, Inc. (Capital Markets)	286	7,705
Freeport-McMoRan, Inc. (Metals & Mining)	1,431	58,542
Garmin, Ltd. (Household Durables)	154	15,542
Gartner, Inc.* (IT Services)	79	25,736
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	364	29,859
Gen Digital, Inc. (Software)	569	9,764
Generac Holdings, Inc.* (Electrical Equipment)	63	6,805
General Dynamics Corp. (Aerospace & Defense)	225	51,347
General Electric Co. (Industrial Conglomerates)	1,090	104,204
General Mills, Inc. (Food Products)	589	50,336
General Motors Co. (Automobile Components)	1,395	51,169
Genuine Parts Co. (Distributors)	141	23,591
Gilead Sciences, Inc. (Biotechnology)	1,248	103,547
Global Payments, Inc. (IT Services)	263	27,678
Globe Life, Inc. (Insurance)	91	10,012
Halliburton Co. (Energy Equipment & Services)	905	28,634
Hartford Financial Services Group, Inc. (Insurance)	316	22,022
Hasbro, Inc. (Leisure Products)	130	6,980
HCA Healthcare, Inc. (Health Care Providers & Services)	212	55,900
Healthpeak Properties, Inc. (Diversified REITs)	547	12,018
Henry Schein, Inc.* (Health Care Providers & Services)	136	11,089
Hess Corp. (Oil, Gas & Consumable Fuels)	277	36,658
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,282	20,422
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	267	37,612
Hologic, Inc.* (Health Care Equipment & Supplies)	247	19,933
Honeywell International, Inc. (Industrial Conglomerates)	668	127,668
Hormel Foods Corp. (Food Products)	289	11,525
Host Hotels & Resorts, Inc. (Diversified REITs)	716	11,807
Howmet Aerospace, Inc. (Aerospace & Defense)	368	15,592
HP, Inc. (Technology Hardware, Storage & Peripherals)	864	25,358
Humana, Inc. (Health Care Providers & Services)	125	60,683

:: ProFund VP Bull :: March 31, 2023

Common Stocks, continued

	Shares	Value
Huntington Bancshares, Inc. (Banks)	1,444	16,173
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	40	8,281
IDEX Corp. (Machinery)	75	17,327
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	83	41,507
Illinois Tool Works, Inc. (Machinery)	277	67,436
Illumina, Inc.* (Life Sciences Tools & Services)	157	36,510
Incyte Corp.* (Biotechnology)	185	13,370
Ingersoll Rand, Inc. (Machinery)	405	23,563
Insulet Corp.* (Health Care Equipment & Supplies)	70	22,327
Intel Corp. (Semiconductors & Semiconductor Equipment)	4,140	135,254
Intercontinental Exchange, Inc. (Capital Markets)	560	58,402
International Business Machines Corp. (IT Services)	904	118,505
International Flavors & Fragrances, Inc. (Chemicals)	255	23,450
International Paper Co. (Containers & Packaging)	356	12,837
Intuit, Inc. (Software)	281	125,278
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	351	89,670
Invesco, Ltd. (Capital Markets)	455	7,462
Invitation Homes, Inc. (Diversified REITs)	581	18,145
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	186	36,994
Iron Mountain, Inc. (Specialized REITs)	291	15,397
J.B. Hunt Transport Services, Inc. (Ground Transportation)	84	14,739
Jack Henry & Associates, Inc. (IT Services)	74	11,153
Jacobs Solutions, Inc. (Professional Services)	127	14,924
Johnson & Johnson (Pharmaceuticals)	2,616	405,481
Johnson Controls International PLC (Building Products)	687	41,371
JPMorgan Chase & Co. (Banks)	2,933	382,198
Juniper Networks, Inc. (Communications Equipment)	324	11,152
Kellogg Co. (Food Products)	255	17,075
Keurig Dr Pepper, Inc. (Beverages)	850	29,988
KeyCorp (Banks)	933	11,681
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	179	28,905
Kimberly-Clark Corp. (Household Products)	338	45,366
Kimco Realty Corp. (Diversified REITs)	619	12,089
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,979	34,652
KLA Corp. (Semiconductors & Semiconductor Equipment)	139	55,485
L3Harris Technologies, Inc. (Aerospace & Defense)	190	37,286
Laboratory Corp. of America Holdings (Health Care Providers & Services)	89	20,418
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	135	71,566
Lamb Weston Holding, Inc. (Food Products)	144	15,051
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	329	18,901
Leidos Holdings, Inc. (Professional Services)	137	12,612
Lennar Corp. - Class A (Household Durables)	254	26,698
Lincoln National Corp. (Insurance)	154	3,460
Linde PLC (Chemicals)	492	174,877
Live Nation Entertainment, Inc.* (Entertainment)	142	9,940
LKQ Corp. (Distributors)	253	14,360
Lockheed Martin Corp. (Aerospace & Defense)	227	107,310
Loews Corp. (Insurance)	195	11,314
Lowe’s Cos., Inc. (Specialty Retail)	605	120,982
LyondellBasell Industries N.V. - Class A (Chemicals)	254	23,848
M&T Bank Corp. (Banks)	170	20,327
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	635	15,215
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	454	61,213
MarketAxess Holdings, Inc. (Capital Markets)	38	14,869
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	271	44,971
Marsh & McLennan Cos., Inc. (Insurance)	495	82,442
Martin Marietta Materials, Inc. (Construction Materials)	61	21,659
Masco Corp. (Building Products)	225	11,187
Mastercard, Inc. - Class A (IT Services)	844	306,719
Match Group, Inc.* (Interactive Media & Services)	280	10,749
McCormick & Co., Inc. (Food Products)	251	20,886
McDonald’s Corp. (Hotels, Restaurants & Leisure)	733	204,955
McKesson Corp. (Health Care Providers & Services)	137	48,779
Medtronic PLC (Health Care Equipment & Supplies)	1,330	107,224
Merck & Co., Inc. (Pharmaceuticals)	2,537	269,911
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	2,228	472,202
MetLife, Inc. (Insurance)	659	38,182
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	22	33,665
MGM Resorts International (Hotels, Restaurants & Leisure)	315	13,992
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	548	45,911
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,092	65,891
Microsoft Corp. (Software)	7,448	2,147,259
Mid-America Apartment Communities, Inc. (Diversified REITs)	115	17,370
Moderna, Inc.* (Biotechnology)	330	50,681

March 31, 2023 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Mohawk Industries, Inc.* (Household Durables)	53	$5,312
Molina Healthcare, Inc.* (Health Care Providers & Services)	58	15,514
Molson Coors Beverage Co. - Class B (Beverages)	187	9,664
Mondelez International, Inc. - Class A (Food Products)	1,364	95,098
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	44	22,024
Monster Beverage Corp.* (Beverages)	762	41,156
Moody’s Corp. (Capital Markets)	157	48,045
Morgan Stanley (Capital Markets)	1,308	114,843
Motorola Solutions, Inc. (Communications Equipment)	167	47,784
MSCI, Inc. (Capital Markets)	80	44,775
Nasdaq, Inc. (Capital Markets)	339	18,533
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	216	13,792
Netflix, Inc.* (Entertainment)	445	153,739
Newell Brands, Inc. (Household Durables)	376	4,677
Newmont Corp. (Metals & Mining)	795	38,971
News Corp. - Class A (Media)	383	6,614
News Corp. - Class B (Media)	118	2,057
NextEra Energy, Inc. (Electric Utilities)	1,989	153,313
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,246	152,810
NiSource, Inc. (Multi-Utilities)	407	11,380
Nordson Corp. (Machinery)	54	12,002
Norfolk Southern Corp. (Ground Transportation)	227	48,124
Northern Trust Corp. (Capital Markets)	208	18,331
Northrop Grumman Corp. (Aerospace & Defense)	144	66,488
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	421	5,662
NRG Energy, Inc. (Electric Utilities)	230	7,887
Nucor Corp. (Metals & Mining)	253	39,081
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,462	683,869
NVR, Inc.* (Household Durables)	3	16,717
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	259	48,297
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	728	45,449
Old Dominion Freight Line, Inc. (Ground Transportation)	91	31,016
Omnicom Group, Inc. (Media)	203	19,151
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	432	35,562
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	447	28,402
Oracle Corp. (Software)	1,538	142,911
O’Reilly Automotive, Inc.* (Specialty Retail)	62	52,637
Organon & Co. (Pharmaceuticals)	255	5,998
Otis Worldwide Corp. (Machinery)	416	35,110
PACCAR, Inc. (Machinery)	522	38,210
Packaging Corp. of America (Containers & Packaging)	92	12,772
Paramount Global - Class B (Media)	505	11,267
Parker-Hannifin Corp. (Machinery)	128	43,022
Paychex, Inc. (IT Services)	322	36,898
Paycom Software, Inc.* (Software)	48	14,592
PayPal Holdings, Inc.* (IT Services)	1,132	85,964
Pentair PLC (Machinery)	164	9,064
PepsiCo, Inc. (Beverages)	1,378	251,209
PerkinElmer, Inc. (Life Sciences Tools & Services)	126	16,791
Pfizer, Inc. (Pharmaceuticals)	5,616	229,133
PG&E Corp.* (Electric Utilities)	1,611	26,050
Philip Morris International, Inc. (Tobacco)	1,551	150,835
Phillips 66 (Oil, Gas & Consumable Fuels)	467	47,344
Pinnacle West Capital Corp. (Electric Utilities)	113	8,954
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	238	48,609
Pool Corp. (Distributors)	39	13,355
PPG Industries, Inc. (Chemicals)	235	31,391
PPL Corp. (Electric Utilities)	737	20,481
Principal Financial Group, Inc. (Insurance)	227	16,871
Prologis, Inc. (Diversified REITs)	923	115,162
Prudential Financial, Inc. (Insurance)	369	30,531
PTC, Inc.* (Software)	107	13,721
Public Service Enterprise Group, Inc. (Multi-Utilities)	499	31,163
Public Storage (Specialized REITs)	157	47,436
PulteGroup, Inc. (Household Durables)	226	13,171
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	100	10,157
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,115	142,252
Quanta Services, Inc. (Construction & Engineering)	143	23,830
Quest Diagnostics, Inc. (Health Care Providers & Services)	110	15,563
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	41	4,783
Raymond James Financial, Inc. (Capital Markets)	194	18,094
Raytheon Technologies Corp. (Aerospace & Defense)	1,466	143,564
Realty Income Corp. (Diversified REITs)	628	39,764
Regency Centers Corp. (Diversified REITs)	155	9,483
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	108	88,740
Regions Financial Corp. (Banks)	934	17,335
Republic Services, Inc. (Commercial Services & Supplies)	206	27,855
ResMed, Inc. (Health Care Equipment & Supplies)	147	32,192
Robert Half International, Inc. (Professional Services)	108	8,702
Rockwell Automation, Inc. (Electrical Equipment)	115	33,747

:: ProFund VP Bull :: March 31, 2023

Common Stocks, continued

	Shares	Value
Rollins, Inc. (Commercial Services & Supplies)	232	$8,707
Roper Technologies, Inc. (Software)	107	47,154
Ross Stores, Inc. (Specialty Retail)	345	36,615
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	220	14,366
S&P Global, Inc. (Capital Markets)	329	113,430
Salesforce, Inc.* (Software)	1,000	199,780
SBA Communications Corp. (Specialized REITs)	108	28,196
Schlumberger, Ltd. (Energy Equipment & Services)	1,422	69,820
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	192	12,695
Sealed Air Corp. (Containers & Packaging)	145	6,657
Sempra Energy (Multi-Utilities)	315	47,614
ServiceNow, Inc.* (Software)	203	94,338
Simon Property Group, Inc. (Retail REITs)	327	36,614
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	158	18,641
Snap-on, Inc. (Machinery)	54	13,332
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	57	17,325
Southwest Airlines Co. (Passenger Airlines)	594	19,329
Stanley Black & Decker, Inc. (Machinery)	148	11,926
Starbucks Corp. (Hotels, Restaurants & Leisure)	1,150	119,750
State Street Corp. (Capital Markets)	349	26,416
Steel Dynamics, Inc. (Metals & Mining)	167	18,881
STERIS PLC (Health Care Equipment & Supplies)	100	19,128
Stryker Corp. (Health Care Equipment & Supplies)	338	96,489
Synchrony Financial (Consumer Finance)	437	12,708
Synopsys, Inc.* (Software)	153	59,096
Sysco Corp. (Consumer Staples Distribution & Retail)	508	39,233
T. Rowe Price Group, Inc. (Capital Markets)	224	25,290
Take-Two Interactive Software, Inc.* (Entertainment)	158	18,849
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	235	10,131
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	227	16,560
Target Corp. (Broadline Retail)	461	76,355
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	317	41,575
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	21,026
Teleflex, Inc. (Health Care Equipment & Supplies)	47	11,906
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	156	16,772
Tesla, Inc.* (Automobile Components)	2,692	558,481
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	907	168,711
Textron, Inc. (Aerospace & Defense)	208	14,691
The AES Corp. (Independent Power and Renewable Electricity Producers)	668	16,085
The Allstate Corp. (Insurance)	263	29,143
The Bank of New York Mellon Corp. (Capital Markets)	735	33,398
The Boeing Co.* (Aerospace & Defense)	563	119,598
The Charles Schwab Corp. (Capital Markets)	1,525	79,880
The Cigna Group (Health Care Providers & Services)	299	76,403
The Clorox Co. (Household Products)	124	19,622
The Coca-Cola Co. (Beverages)	3,895	241,607
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	49	18,295
The Estee Lauder Cos., Inc. (Personal Care Products)	232	57,179
The Goldman Sachs Group, Inc. (Capital Markets)	339	110,890
The Hershey Co. (Food Products)	147	37,398
The Home Depot, Inc. (Specialty Retail)	1,019	300,727
The Interpublic Group of Cos., Inc. (Media)	389	14,486
The JM Smucker Co. - Class A (Food Products)	108	16,996
The Kraft Heinz Co. (Food Products)	796	30,781
The Kroger Co. (Consumer Staples Distribution & Retail)	652	32,189
The Mosaic Co. (Chemicals)	341	15,645
The PNC Financial Services Group, Inc. (Banks)	401	50,967
The Procter & Gamble Co. (Household Products)	2,361	351,058
The Progressive Corp. (Insurance)	586	83,833
The Sherwin-Williams Co. (Chemicals)	236	53,046
The Southern Co. (Electric Utilities)	1,089	75,773
The TJX Cos., Inc. (Specialty Retail)	1,157	90,663
The Travelers Cos., Inc. (Insurance)	231	39,596
The Walt Disney Co.* (Entertainment)	1,828	183,038
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,219	36,399
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	393	226,512
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	592	85,745
Tractor Supply Co. (Specialty Retail)	110	25,854
Trane Technologies PLC (Building Products)	229	42,131
TransDigm Group, Inc. (Aerospace & Defense)	52	38,327
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	247	12,948
Truist Financial Corp. (Banks)	1,328	45,285
Tyler Technologies, Inc.* (Software)	41	14,540
Tyson Foods, Inc. - Class A (Food Products)	286	16,966
U.S. Bancorp (Banks)	1,393	50,218
UDR, Inc. (Diversified REITs)	309	12,688
Ulta Beauty, Inc.* (Specialty Retail)	51	27,829

March 31, 2023 :: ProFund VP Bull ::

Common Stocks, continued

	Shares	Value
Union Pacific Corp. (Ground Transportation)	612	$123,171
United Airlines Holdings, Inc.* (Passenger Airlines)	328	14,514
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	730	141,612
United Rentals, Inc. (Trading Companies & Distributors)	70	27,703
UnitedHealth Group, Inc. (Health Care Providers & Services)	935	441,872
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	64	8,134
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	386	53,886
Ventas, Inc. (Diversified REITs)	400	17,340
VeriSign, Inc.* (IT Services)	91	19,231
Verisk Analytics, Inc. (Professional Services)	156	29,930
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,203	163,455
Vertex Pharmaceuticals, Inc.* (Biotechnology)	257	80,973
VF Corp. (Textiles, Apparel & Luxury Goods)	330	7,560
Viatris, Inc. (Pharmaceuticals)	1,214	11,679
VICI Properties, Inc. (Diversified REITs)	1,005	32,783
Visa, Inc. - Class A (IT Services)	1,626	366,599
Vulcan Materials Co. (Construction Materials)	133	22,817
W.R. Berkley Corp. (Insurance)	204	12,701
W.W. Grainger, Inc. (Trading Companies & Distributors)	45	30,996
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	716	24,759
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,403	206,872
Warner Bros. Discovery, Inc.* (Entertainment)	2,212	33,401
Waste Management, Inc. (Commercial Services & Supplies)	371	60,537
Waters Corp.* (Life Sciences Tools & Services)	60	18,578
WEC Energy Group, Inc. (Multi-Utilities)	316	29,954
Wells Fargo & Co. (Banks)	3,813	142,530
Welltower, Inc. (Diversified REITs)	472	33,838
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	74	25,639
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	319	12,017
Westinghouse Air Brake Technologies Corp. (Machinery)	182	18,393
Westrock Co. (Containers & Packaging)	255	7,770
Weyerhaeuser Co. (Diversified REITs)	733	22,085
Whirlpool Corp. (Household Durables)	55	7,261
Willis Towers Watson PLC (Insurance)	108	25,097
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	104	11,639
Xcel Energy, Inc. (Electric Utilities)	548	36,957
Xylem, Inc. (Machinery)	180	18,846
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	280	36,982
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	52	16,536
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	210	27,132
Zions Bancorp (Banks)	149	4,460
Zoetis, Inc. (Pharmaceuticals)	467	77,727
TOTAL COMMON STOCKS
(Cost $10,147,882)		34,364,173

Repurchase Agreements(a)(b) (17.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $7,547,974	$7,545,000	$7,545,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,545,000)		7,545,000
TOTAL INVESTMENT SECURITIES
(Cost $17,692,882) - 98.8%		41,909,173
Net other assets (liabilities) - 1.2%		500,478
NET ASSETS - 100.0%		$42,409,651

*	Non-income producing security.
(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $477,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Bull :: March 31, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	15	6/20/23	$3,103,313	$82,920

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/23	5.43%	$3,053,217	$91,465
S&P 500	UBS AG	4/27/23	5.33%	1,824,534	57,817
				$4,877,751	$149,282

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Bull ::

ProFund VP Bull invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$602,484	1.3%
Air Freight & Logistics	223,857	0.5%
Automobile Components	701,000	1.7%
Banks	1,073,312	2.6%
Beverages	621,979	1.6%
Biotechnology	788,769	1.9%
Broadline Retail	1,112,827	2.6%
Building Products	151,019	0.4%
Capital Markets	972,304	2.3%
Chemicals	618,314	1.4%
Commercial Services & Supplies	169,154	0.4%
Communications Equipment	324,209	0.8%
Construction & Engineering	23,830	0.1%
Construction Materials	44,476	0.1%
Consumer Finance	174,240	0.4%
Consumer Staples Distribution & Retail	523,663	1.2%
Containers & Packaging	88,745	0.2%
Distributors	51,306	0.1%
Diversified REITs	474,974	1.1%
Diversified Telecommunication Services	300,765	0.7%
Electric Utilities	643,182	1.5%
Electrical Equipment	191,782	0.5%
Electronic Equipment, Instruments & Components	222,806	0.5%
Energy Equipment & Services	127,516	0.3%
Entertainment	491,310	1.2%
Financial Services	557,021	1.3%
Food Products	399,061	0.9%
Gas Utilities	16,067	NM
Ground Transportation	280,044	0.7%
Health Care Equipment & Supplies	983,744	2.3%
Health Care Providers & Services	1,044,514	2.5%
Hotels, Restaurants & Leisure	724,227	1.7%
Household Durables	119,955	0.3%
Household Products	500,368	1.2%
Independent Power and Renewable Electricity Producers	16,085	NM
Industrial Conglomerates	289,788	0.7%
Insurance	741,589	1.7%
Interactive Media & Services	1,641,462	3.9%
IT Services	1,474,597	3.5%
Leisure Products	6,980	NM
Life Sciences Tools & Services	633,455	1.5%
Machinery	618,138	1.4%
Media	267,830	0.6%
Metals & Mining	155,475	0.4%
Multi-Utilities	280,578	0.7%
Oil, Gas & Consumable Fuels	1,456,359	3.4%
Passenger Airlines	71,249	0.2%
Personal Care Products	57,179	0.1%
Pharmaceuticals	1,430,207	3.3%
Professional Services	119,139	0.3%
Real Estate Management & Development	23,081	0.1%
Residential REITs	11,428	NM
Retail REITs	36,614	0.1%
Semiconductors & Semiconductor Equipment	2,218,500	5.2%
Software	3,248,673	7.6%
Specialized REITs	332,710	0.8%
Specialty Retail	743,075	1.8%
Technology Hardware, Storage & Peripherals	2,537,831	6.0%
Textiles, Apparel & Luxury Goods	175,284	0.4%
Tobacco	230,526	0.5%
Trading Companies & Distributors	89,499	0.2%
Water Utilities	28,273	0.1%
Wireless Telecommunication Services	85,745	0.2%
Other**	8,045,478	19.0%
Total	$42,409,651	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Communication Services (formerly known as ProFund VP Telecommunications) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.2%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	2,328	$199,253
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,458	566,158
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,758	494,832
AT&T, Inc. (Diversified Telecommunication Services)	9,847	189,555
Charter Communications, Inc.* - Class A (Media)	529	189,176
Comcast Corp. - Class A (Media)	5,140	194,857
DISH Network Corp.* - Class A (Media)	1,261	11,765
Electronic Arts, Inc. (Entertainment)	1,308	157,549
Fox Corp. - Class A (Media)	1,490	50,735
Fox Corp. - Class B (Media)	691	21,635
Live Nation Entertainment, Inc.* (Entertainment)	716	50,120
Match Group, Inc.* (Interactive Media & Services)	1,402	53,823
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	4,701	996,331
Netflix, Inc.* (Entertainment)	620	214,197
News Corp. - Class A (Media)	1,919	33,141
News Corp. - Class B (Media)	591	10,301
Omnicom Group, Inc. (Media)	1,018	96,038
Paramount Global - Class B (Media)	2,534	56,534
Take-Two Interactive Software, Inc.* (Entertainment)	796	94,963
The Interpublic Group of Cos., Inc. (Media)	1,951	72,655
The Walt Disney Co.* (Entertainment)	1,939	194,152
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	1,301	188,437
Verizon Communications, Inc. (Diversified Telecommunication Services)	4,948	192,427
Warner Bros. Discovery, Inc.* (Entertainment)	11,095	167,535
TOTAL COMMON STOCKS
(Cost $3,996,408)		4,496,169

Repurchase Agreements(a) (2.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $96,038	$96,000	$96,000
TOTAL REPURCHASE AGREEMENTS
(Cost $96,000)		96,000
TOTAL INVESTMENT SECURITIES
(Cost $4,092,408) - 99.3%		4,592,169
Net other assets (liabilities) - 0.7%		31,164
NET ASSETS - 100.0%		$4,623,333

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Communication Services (formerly known as ProFund VP Telecommunications) :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Communication Services Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$98,974	$2,590

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Communication Services invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Diversified Telecommunication Services	$381,982	8.3%
Entertainment	1,077,769	23.3%
Interactive Media & Services	2,111,144	45.6%
Media	736,837	15.9%
Wireless Telecommunication Services	188,437	4.1%
Other**	127,164	2.8%
Total	$4,623,333	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Consumer Discretionary (formerly known as ProFund VP Consumer Services) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
Advance Auto Parts, Inc. (Specialty Retail)	306	$37,213
Amazon.com, Inc.* (Broadline Retail)	35,910	3,709,144
Aptiv PLC* (Automobile Components)	1,399	156,954
AutoZone, Inc.* (Specialty Retail)	97	238,441
Bath & Body Works, Inc. (Specialty Retail)	1,179	43,128
Best Buy Co., Inc. (Specialty Retail)	1,017	79,601
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	200	530,482
BorgWarner, Inc. (Automobile Components)	1,209	59,374
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,108	54,081
CarMax, Inc.* (Specialty Retail)	816	52,452
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	5,175	52,526
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	143	244,285
D.R. Horton, Inc. (Household Durables)	1,614	157,671
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	629	97,596
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	183	60,366
eBay, Inc. (Broadline Retail)	2,802	124,325
Etsy, Inc.* (Broadline Retail)	649	72,253
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	763	74,034
Ford Motor Co. (Automobile Components)	20,218	254,747
Garmin, Ltd. (Household Durables)	792	79,929
General Motors Co. (Automobile Components)	7,201	264,133
Genuine Parts Co. (Distributors)	728	121,802
Hasbro, Inc. (Leisure Products)	670	35,972
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,376	193,837
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	1,697	97,493
Lennar Corp. - Class A (Household Durables)	1,309	137,588
LKQ Corp. (Distributors)	1,311	74,412
Lowe’s Cos., Inc. (Specialty Retail)	3,123	624,506
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,390	230,774
McDonald’s Corp. (Hotels, Restaurants & Leisure)	2,580	721,393
MGM Resorts International (Hotels, Restaurants & Leisure)	1,625	72,183
Mohawk Industries, Inc.* (Household Durables)	272	27,260
Newell Brands, Inc. (Household Durables)	1,943	24,171
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	6,158	755,218
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	2,176	29,267
NVR, Inc.* (Household Durables)	16	89,155
O’Reilly Automotive, Inc.* (Specialty Retail)	322	273,372
Pool Corp. (Distributors)	202	69,173
PulteGroup, Inc. (Household Durables)	1,167	68,013
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	212	24,734
Ross Stores, Inc. (Specialty Retail)	1,778	188,699
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	1,133	73,985
Starbucks Corp. (Hotels, Restaurants & Leisure)	5,935	618,012
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	1,219	52,551
Tesla, Inc.* (Automobile Components)	13,293	2,757,765
The Home Depot, Inc. (Specialty Retail)	5,038	1,486,814
The TJX Cos., Inc. (Specialty Retail)	5,967	467,574
Tractor Supply Co. (Specialty Retail)	570	133,973
Ulta Beauty, Inc.* (Specialty Retail)	263	143,511
VF Corp. (Textiles, Apparel & Luxury Goods)	1,706	39,084
Whirlpool Corp. (Household Durables)	281	37,098
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	532	59,536
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	1,446	190,988
TOTAL COMMON STOCKS
(Cost $11,303,346)		16,362,648

Repurchase Agreements(a) (2.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $406,160	$406,000	$406,000
TOTAL REPURCHASE AGREEMENTS
(Cost $406,000)		406,000
TOTAL INVESTMENT SECURITIES
(Cost $11,709,346) - 100.3%		16,768,648
Net other assets (liabilities) - (0.3)%		(51,074)
NET ASSETS - 100.0%		$16,717,574

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Consumer Discretionary (formerly known as VP Consumer Services) :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Discretionary Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$330,994	$17,240

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Discretionary invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Automobile Components	$3,492,973	20.9%
Broadline Retail	3,905,722	23.5%
Distributors	265,387	1.6%
Hotels, Restaurants & Leisure	3,400,838	20.3%
Household Durables	620,885	3.7%
Leisure Products	35,972	0.2%
Specialty Retail	3,769,284	22.5%
Textiles, Apparel & Luxury Goods	871,587	5.2%
Other**	354,926	2.1%
Total	$16,717,574	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Consumer Staples (formerly known as ProFund VP Consumer Goods)  ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.4%)

	Shares	Value
Altria Group, Inc. (Tobacco)	11,730	$523,393
Archer-Daniels-Midland Co. (Food Products)	3,593	286,218
Brown-Forman Corp. - Class B (Beverages)	1,201	77,188
Bunge, Ltd. (Food Products)	984	93,992
Campbell Soup Co. (Food Products)	1,318	72,464
Church & Dwight Co., Inc. (Household Products)	1,601	141,544
Colgate-Palmolive Co. (Household Products)	5,487	412,348
Conagra Brands, Inc. (Food Products)	3,131	117,600
Constellation Brands, Inc. - Class A (Beverages)	1,067	241,025
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,580	1,281,925
Dollar General Corp. (Broadline Retail)	1,469	309,166
Dollar Tree, Inc.* (Broadline Retail)	1,366	196,089
General Mills, Inc. (Food Products)	3,873	330,987
Hormel Foods Corp. (Food Products)	1,902	75,852
Kellogg Co. (Food Products)	1,681	112,560
Keurig Dr Pepper, Inc. (Beverages)	5,582	196,933
Kimberly-Clark Corp. (Household Products)	2,217	297,566
Lamb Weston Holding, Inc. (Food Products)	946	98,876
McCormick & Co., Inc. (Food Products)	1,647	137,047
Molson Coors Beverage Co. - Class B (Beverages)	1,235	63,825
Mondelez International, Inc. - Class A (Food Products)	8,956	624,411
Monster Beverage Corp.* (Beverages)	5,004	270,266
PepsiCo, Inc. (Beverages)	8,008	1,459,858
Philip Morris International, Inc. (Tobacco)	6,283	611,021
Sysco Corp. (Consumer Staples Distribution & Retail)	3,335	257,562
Target Corp. (Broadline Retail)	3,025	501,031
The Clorox Co. (Household Products)	812	128,491
The Coca-Cola Co. (Beverages)	22,631	1,403,801
The Estee Lauder Cos., Inc. (Personal Care Products)	1,522	375,112
The Hershey Co. (Food Products)	965	245,506
The JM Smucker Co. - Class A (Food Products)	700	110,159
The Kraft Heinz Co. (Food Products)	5,230	202,244
The Kroger Co. (Consumer Staples Distribution & Retail)	4,280	211,304
The Procter & Gamble Co. (Household Products)	13,718	2,039,730
Tyson Foods, Inc. - Class A (Food Products)	1,876	111,284
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,702	162,595
Walmart, Inc. (Consumer Staples Distribution & Retail)	4,512	665,294
TOTAL COMMON STOCKS
(Cost $9,215,377)		$14,446,267

Repurchase Agreements(a) (1.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $210,083	$210,000	$210,000
TOTAL REPURCHASE AGREEMENTS
(Cost $210,000)		210,000
TOTAL INVESTMENT SECURITIES
(Cost $9,425,377) - 99.8%		14,656,267
Net other assets (liabilities) - 0.2%		24,756
NET ASSETS - 100.0%		$14,681,023

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Consumer Staples (formerly known as ProFund VP Consumer Goods) :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Consumer Staples Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$211,762	$11,078

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Consumer Staples invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Beverages	$3,712,896	25.2%
Broadline Retail	1,006,286	6.9%
Consumer Staples Distribution & Retail	2,578,680	17.6%
Food Products	2,619,200	17.8%
Household Products	3,019,679	20.6%
Personal Care Products	375,112	2.6%
Tobacco	1,134,414	7.7%
Other**	234,756	1.6%
Total	$14,681,023	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $312,123	$312,000	$312,000
TOTAL REPURCHASE AGREEMENTS
(Cost $312,000)		312,000
TOTAL INVESTMENT SECURITIES
(Cost $312,000) - 97.6%		312,000
Net other assets (liabilities) - 2.4%		7,643
NET ASSETS - 100.0%		$319,643

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $192,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/23	5.43%	$263,209	$6,518
Dow Jones Industrial Average	UBS AG	4/27/23	4.98%	55,817	1,385
				$319,026	$7,903

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (94.8%)

	Shares	Value
Alibaba Group Holding, Ltd.*ADR (Broadline Retail)	27,272	$2,786,652
Ambev S.A.ADR (Beverages)	61,797	174,268
America Movil SAB de CVADR (Wireless Telecommunication Services)	13,913	292,869
AngloGold Ashanti, Ltd.ADR (Metals & Mining)	5,868	141,947
ASE Technology Holding Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	23,874	190,276
Baidu, Inc.*ADR (Interactive Media & Services)	3,959	597,492
Banco Bradesco S.A.ADR (Banks)	74,606	195,468
Banco de ChileADR (Banks)	3,045	59,438
Beigene, Ltd.*ADR(a) (Biotechnology)	920	198,288
Bilibili, Inc.*ADR(a) (Entertainment)	3,384	79,524
Cemex S.A.B. de C.V.*ADR (Construction Materials)	21,129	116,843
Centrais Eletricas Brasileiras S.A.ADR(a) (Electric Utilities)	17,856	118,385
Chunghwa Telecom Co., Ltd.ADR (Diversified Telecommunication Services)	5,331	208,442
Dr. Reddy’s Laboratories, Ltd.ADR (Pharmaceuticals)	1,723	98,090
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	2,565	244,162
Gerdau S.A.ADR (Metals & Mining)	15,248	75,173
Gold Fields, Ltd.ADR(a) (Metals & Mining)	12,444	165,755
Grupo Aeroportuario del Pacifico S.A.B. de C.V.ADR (Transportation Infrastructure)	508	99,116
Grupo Aeroportuario del Sureste S.A.B. de C.V.ADR (Transportation Infrastructure)	264	80,908
H World Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	1,986	97,274
HDFC Bank, Ltd.ADR (Banks)	19,329	1,288,665
ICICI Bank, Ltd.ADR (Banks)	38,906	839,591
Infosys, Ltd.ADR (IT Services)	47,161	822,488
Itau Unibanco Holding S.A.ADR (Banks)	67,954	330,936
JD.com, Inc.ADR (Broadline Retail)	16,851	739,590
KB Financial Group, Inc.ADR (Banks)	5,392	196,377
KE Holdings, Inc.*ADR (Real Estate Management & Development)	9,428	177,624
NetEase, Inc.ADR (Entertainment)	5,155	455,908
New Oriental Education & Technology Group, Inc.*ADR (Diversified Consumer Services)	2,096	80,927
NIO, Inc.*ADR (Automobile Components)	19,920	209,359
PDD Holdings, Inc.*ADR (Broadline Retail)	7,623	578,586
Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	26,091	272,129
POSCOADR (Metals & Mining)	4,127	287,611
PT Telekomunikasi Indonesia TbkADR (Diversified Telecommunication Services)	6,640	181,073
Sasol, Ltd.ADR (Chemicals)	8,179	111,643
Shinhan Financial Group Co., Ltd.ADR (Banks)	7,135	192,217
Sibanye Stillwater, Ltd.ADR (Metals & Mining)	9,985	83,075
SK Telecom Co., Ltd.ADR (Wireless Telecommunication Services)	2,706	55,500
Sociedad Quimica y Minera de Chile S.A.ADR (Chemicals)	2,004	162,445
Suzano Papel e Celulose S.A.ADR (Paper & Forest Products)	11,074	90,918
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors & Semiconductor Equipment)	41,240	3,836,144
Tencent Music Entertainment Group*ADR (Entertainment)	8,788	72,765
Trip.com Group, Ltd.*ADR (Hotels, Restaurants & Leisure)	7,469	281,358
United Microelectronics Corp.ADR(a) (Semiconductors & Semiconductor Equipment)	32,480	284,525
Vale S.A.ADR (Metals & Mining)	50,319	794,033
Vipshop Holdings, Ltd.*ADR (Broadline Retail)	4,833	73,365
Wipro, Ltd.ADR (IT Services)	20,684	92,871
Woori Financial Group, Inc.ADR (Banks)	3,015	79,264
ZTO Express Cayman, Inc.ADR (Air Freight & Logistics)	5,834	167,202
TOTAL COMMON STOCKS
(Cost $11,374,353)		18,858,559

Preferred Stock (1.5%)

Petroleo Brasileiro S.A.ADR (Oil, Gas & Consumable Fuels)	32,196	298,779
TOTAL PREFERRED STOCK
(Cost $92,006)		298,779

Repurchase Agreements(b)(c) (3.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $634,250	$634,000	$634,000
TOTAL REPURCHASE AGREEMENTS
(Cost $634,000)		634,000

Collateral for Securities Loaned(d) (4.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(e)	849,216	$849,216
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $849,216)		849,216
TOTAL INVESTMENT SECURITIES
(Cost $12,949,575) - 103.8%		20,640,554
Net other assets (liabilities) - (3.8)%		(759,379)
NET ASSETS - 100.0%		$19,881,175

*	Non-income producing security.

:: ProFund VP Emerging Markets :: March 31, 2023

(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $819,160.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $277,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.
ADR	American Depositary Receipt

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/23	5.43%	$400,026	$40,809
S&P Emerging 50 ADR Index (USD)	UBS AG	4/27/23	5.33%	296,368	40,177
				$696,394	$80,986

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Emerging Markets invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Air Freight & Logistics	$167,202	0.8%
Automobile Components	209,359	1.1%
Banks	3,181,956	16.0%
Beverages	418,430	2.1%
Biotechnology	198,288	1.0%
Broadline Retail	4,178,193	21.0%
Chemicals	274,088	1.4%
Construction Materials	116,843	0.6%
Diversified Consumer Services	80,927	0.4%
Diversified Telecommunication Services	389,515	1.9%
Electric Utilities	118,385	0.6%
Entertainment	608,197	3.1%
Hotels, Restaurants & Leisure	378,632	1.9%
Interactive Media & Services	597,492	3.0%
IT Services	915,359	4.6%
Metals & Mining	1,547,594	7.6%
Oil, Gas & Consumable Fuels	570,908	2.9%
Paper & Forest Products	90,918	0.5%
Pharmaceuticals	98,090	0.5%
Real Estate Management & Development	177,624	0.9%
Semiconductors & Semiconductor Equipment	4,310,945	21.7%
Transportation Infrastructure	180,024	0.9%
Wireless Telecommunication Services	348,369	1.8%
Other**	723,837	3.7%
Total	$19,881,175	100.0%

March 31, 2023 :: ProFund VP Emerging Markets ::

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of March 31, 2023:

	Value	% of Net Assets
Brazil	$2,350,089	11.8%
Chile	221,883	1.1%
China	6,651,414	33.5%
India	3,141,705	15.8%
Indonesia	181,073	0.9%
Mexico	833,898	4.2%
South Africa	502,420	2.5%
South Korea	755,469	3.8%
Taiwan	4,519,387	22.7%
Other**	723,837	3.7%
Total	$19,881,175	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Energy (formerly known as ProFund VP Oil & Gas)::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.5%)

	Shares	Value
APA Corp. (Oil, Gas & Consumable Fuels)	13,696	$493,878
Baker Hughes Co. (Energy Equipment & Services)	42,853	1,236,738
Chevron Corp. (Oil, Gas & Consumable Fuels)	67,672	11,041,363
ConocoPhillips (Oil, Gas & Consumable Fuels)	23,973	2,378,361
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	33,594	824,397
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	27,845	1,409,235
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	7,828	1,058,111
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	22,346	2,561,522
EQT Corp. (Oil, Gas & Consumable Fuels)	15,636	498,945
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	118,457	12,989,994
Halliburton Co. (Energy Equipment & Services)	38,543	1,219,501
Hess Corp. (Oil, Gas & Consumable Fuels)	11,823	1,564,656
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	84,267	1,475,515
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	27,053	648,190
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	19,338	2,607,343
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	30,973	1,933,644
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	19,038	1,209,675
Phillips 66 (Oil, Gas & Consumable Fuels)	19,850	2,012,393
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	10,121	2,067,113
Schlumberger, Ltd. (Energy Equipment & Services)	48,980	2,404,917
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	9,643	703,457
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	51,883	1,549,226
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	16,443	2,295,443
TOTAL COMMON STOCKS
(Cost $25,374,494)		56,183,617

Repurchase Agreements(a) (1.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $830,327	$830,000	$830,000
TOTAL REPURCHASE AGREEMENTS
(Cost $830,000)		830,000
TOTAL INVESTMENT SECURITIES
(Cost $26,204,494) - 100.0%		57,013,617
Net other assets (liabilities) - NM		2,208
NET ASSETS - 100.0%		$57,015,825

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

:: ProFund VP Energy (formerly known as ProFund VP Oil & Gas) :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Energy Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$991,509	$39,333

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Energy invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Energy Equipment & Services	$4,861,156	8.5%
Oil, Gas & Consumable Fuels	51,322,461	90.0%
Other**	832,208	1.5%
Total	$57,015,825	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Europe 30 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
Anheuser-Busch InBev N.V.ADR(a) (Beverages)	11,372	$758,854
ArcelorMittal SANYS - Class A (Metals & Mining)	14,364	432,644
Argenx SE*ADR (Biotechnology)	998	371,835
Ascendis Pharma A/S*ADR (Biotechnology)	2,793	299,465
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	1,596	1,086,412
AstraZeneca PLCADR (Pharmaceuticals)	11,172	775,448
Barclays PLCADR (Banks)	51,870	372,945
BioNTech SEADR(a) (Biotechnology)	1,397	174,024
BP PLCADR (Oil, Gas & Consumable Fuels)	18,354	696,351
British American Tobacco PLCADR (Tobacco)	14,564	511,488
CRH PLCADR(a) (Construction Materials)	9,975	507,428
Diageo PLCADR(a) (Beverages)	3,392	614,563
Equinor ASAADR (Oil, Gas & Consumable Fuels)	18,155	516,147
GSK PLCADR (Pharmaceuticals)	10,374	369,106
HSBC Holdings PLCADR (Banks)	22,145	755,809
ING Groep N.V.ADR (Banks)	36,708	435,724
Koninklijke Philips N.V.NYS (Health Care Equipment & Supplies)	22,943	421,004
National Grid PLCADR (Multi-Utilities)	7,382	501,902
Nokia Corp.ADR (Communications Equipment)	83,392	409,455
NOVO Nordisk A/SADR (Pharmaceuticals)	7,382	1,174,772
RELX PLCADR (Professional Services)	16,958	550,118
Rio Tinto PLCADR (Metals & Mining)	9,377	643,262
Ryanair Holdings PLC*ADR (Passenger Airlines)	4,788	451,461
SanofiADR (Pharmaceuticals)	7,382	401,728
SAP SEADR(a) (Software)	6,783	858,389
Shell PLCADR (Oil, Gas & Consumable Fuels)	16,359	941,297
Telefonaktiebolaget LM EricssonADR (Communications Equipment)	62,444	365,297
Tenaris S.A.ADR (Energy Equipment & Services)	10,574	300,513
TotalEnergies SEADR (Oil, Gas & Consumable Fuels)	12,968	765,761
Vodafone Group PLCADR (Wireless Telecommunication Services)	38,703	427,281
TOTAL COMMON STOCKS
(Cost $11,402,286)		16,890,483

Collateral for Securities Loaned(b) (16.9%)

Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(c)	2,858,063	2,858,063
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $2,858,063)		2,858,063
TOTAL INVESTMENT SECURITIES
(Cost $14,260,349) - 117.0%		19,748,546
Net other assets (liabilities) - (17.0)%		(2,874,672)
NET ASSETS - 100.0%		$16,873,874

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $2,817,586.
(b)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

:: ProFund VP Europe 30 :: March 31, 2023

ProFund VP Europe 30 invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Banks	$1,564,478	9.3%
Beverages	1,373,417	8.1%
Biotechnology	845,324	5.0%
Communications Equipment	774,752	4.6%
Construction Materials	507,428	3.0%
Energy Equipment & Services	300,513	1.8%
Health Care Equipment & Supplies	421,004	2.5%
Metals & Mining	1,075,906	6.3%
Multi-Utilities	501,902	3.0%
Oil, Gas & Consumable Fuels	2,919,556	17.3%
Passenger Airlines	451,461	2.7%
Pharmaceuticals	2,721,054	16.2%
Professional Services	550,118	3.3%
Semiconductors & Semiconductor Equipment	1,086,412	6.4%
Software	858,389	5.1%
Tobacco	511,488	3.0%
Wireless Telecommunication Services	427,281	2.5%
Other**	(16,609)	(0.1)%
Total	$16,873,874	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of March 31, 2023:

	Value	% of Net Assets
Belgium	$758,854	4.5%
Denmark	1,474,237	8.7%
Finland	409,455	2.4%
France	1,167,489	6.9%
Germany	1,032,413	6.1%
Ireland	958,889	5.7%
Luxembourg	733,157	4.3%
Netherlands	3,256,272	19.3%
Norway	516,147	3.1%
Sweden	365,297	2.2%
United Kingdom	6,218,273	36.9%
Other**	(16,609)	(0.1)%
Total	$16,873,874	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Falling U.S. Dollar ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $827,326	$827,000	$827,000
TOTAL REPURCHASE AGREEMENTS
(Cost $827,000)		827,000
TOTAL INVESTMENT SECURITIES
(Cost $827,000) - 101.7%		827,000
Net other assets (liabilities) - (1.7)%		(14,114)
NET ASSETS - 100.0%		$812,886

(a)	A portion of these securities were held in a segregated account for the benefit of forward currency contract counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $73,000.
(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of March 31, 2023, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Long:
British pound	9,874	U.S. dollar	$11,938	4/14/23	$12,182	$244
Canadian dollar	26,222	U.S. dollar	19,251	4/14/23	19,409	158
Euro	47,481	U.S. dollar	50,954	4/14/23	51,528	574
Japanese yen	7,958,029	U.S. dollar	58,926	4/14/23	60,081	1,155
Swedish krona	156,776	U.S. dollar	15,045	4/14/23	15,123	78
Swiss franc	3,117	U.S. dollar	3,353	4/14/23	3,413	60
Total Long Contracts			$159,467		$161,736	$2,269

As of March 31, 2023, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Description and amount of currency purchased		Description and amount of currency sold		Delivery Date	Fair Value	Unrealized Appreciation/ (Depreciation)

Short:
U.S. dollar	$13,015	British pound	10,619	4/14/23	$13,101	$(86)
U.S. dollar	9,064	Canadian dollar	12,349	4/14/23	9,141	(77)
U.S. dollar	59,729	Euro	55,380	4/14/23	60,101	(372)
U.S. dollar	17,523	Japanese yen	2,313,868	4/14/23	17,469	54
U.S. dollar	3,651	Swedish krona	38,117	4/14/23	3,676	(25)
U.S. dollar	3,908	Swiss franc	3,573	4/14/23	3,912	(4)
Total Short Contracts	$106,890				$107,400	$(510)

Long:
British pound	79,158	U.S. dollar	$95,031	4/14/23	$97,659	$2,628
Canadian dollar	86,132	U.S. dollar	63,126	4/14/23	63,754	628
Euro	439,192	U.S. dollar	469,215	4/14/23	476,629	7,414
Japanese yen	8,994,029	U.S. dollar	66,537	4/14/23	67,903	1,366
Swedish krona	235,224	U.S. dollar	22,517	4/14/23	22,690	173
Swiss franc	27,182	U.S. dollar	29,065	4/14/23	29,762	697
Total Long Contracts			$745,491		$758,397	$12,906

			Total unrealized appreciation			$15,229
			Total unrealized (depreciation)			(564)
			Total net unrealized appreciation/(depreciation)			$14,665

March 31, 2023 :: ProFund VP Financials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.8%)

	Shares		Value
Aflac, Inc. (Insurance)	3,346		$215,884
American Express Co. (Consumer Finance)	3,557		586,727
American International Group, Inc. (Insurance)	4,439		223,548
Ameriprise Financial, Inc. (Capital Markets)	629		192,789
Aon PLC (Insurance)	1,226		386,546
Arch Capital Group, Ltd.* (Insurance)	2,209		149,925
Arthur J. Gallagher & Co. (Insurance)	1,266		242,198
Assurant, Inc. (Insurance)	316		37,942
Bank of America Corp. (Banks)	41,698		1,192,563
Berkshire Hathaway, Inc.* - Class B (Financial Services)	10,762		3,322,983
BlackRock, Inc. - Class A (Capital Markets)	894		598,193
Brown & Brown, Inc. (Insurance)	1,405		80,675
Capital One Financial Corp. (Consumer Finance)	2,279		219,149
Cboe Global Markets, Inc. (Capital Markets)	634		85,108
Chubb, Ltd. (Insurance)	2,479		481,372
Cincinnati Financial Corp. (Insurance)	939		105,243
Citigroup, Inc. (Banks)	11,573		542,658
Citizens Financial Group, Inc. (Banks)	2,940		89,288
CME Group, Inc. (Capital Markets)	2,150		411,768
Comerica, Inc. (Banks)	784		34,041
Discover Financial Services (Consumer Finance)	1,595		157,650
Everest Re Group, Ltd. (Insurance)	234		83,777
FactSet Research Systems, Inc. (Capital Markets)	228		94,641
Fidelity National Information Services, Inc. (IT Services)	3,546		192,654
Fifth Third Bancorp (Banks)	4,086		108,851
First Horizon Corp. (Banks)	—	(a)	7
First Republic Bank (Banks)	1,111		15,543
Fiserv, Inc.* (IT Services)	3,794		428,836
FleetCor Technologies, Inc.* (IT Services)	441		92,985
Franklin Resources, Inc. (Capital Markets)	1,705		45,933
Gaming & Leisure Properties, Inc. (Diversified REITs)	1		52
Global Payments, Inc. (IT Services)	1,572		165,437
Globe Life, Inc. (Insurance)	540		59,411
Hartford Financial Services Group, Inc. (Insurance)	1,883		131,226
Huntington Bancshares, Inc. (Banks)	8,625		96,600
Intercontinental Exchange, Inc. (Capital Markets)	3,339		348,224
Invesco, Ltd. (Capital Markets)	2,720		44,608
Jack Henry & Associates, Inc. (IT Services)	436		65,714
JPMorgan Chase & Co. (Banks)	17,523		2,283,421
KeyCorp (Banks)	5,579		69,849
Lincoln National Corp. (Insurance)	922		20,717
Loews Corp. (Insurance)	1,166		67,651
M&T Bank Corp. (Banks)	1,011		120,885
MarketAxess Holdings, Inc. (Capital Markets)	224		87,649
Marsh & McLennan Cos., Inc. (Insurance)	2,957		492,488
Mastercard, Inc. - Class A (IT Services)	5,041		1,831,950
MetLife, Inc. (Insurance)	3,939		228,226
Moody’s Corp. (Capital Markets)	942		288,271
Morgan Stanley (Capital Markets)	7,805		685,278
MSCI, Inc. (Capital Markets)	478		267,532
Nasdaq, Inc. (Capital Markets)	2,026		110,761
Northern Trust Corp. (Capital Markets)	1,246		109,810
PayPal Holdings, Inc.* (IT Services)	6,760		513,354
Principal Financial Group, Inc. (Insurance)	1,360		101,075
Prudential Financial, Inc. (Insurance)	2,199		181,945
Raymond James Financial, Inc. (Capital Markets)	1,158		108,007
Regions Financial Corp. (Banks)	5,583		103,620
S&P Global, Inc. (Capital Markets)	1,966		677,817
State Street Corp. (Capital Markets)	2,085		157,814
Synchrony Financial (Consumer Finance)	2,614		76,015
T. Rowe Price Group, Inc. (Capital Markets)	1,341		151,399
The Allstate Corp. (Insurance)	1,571		174,083
The Bank of New York Mellon Corp. (Capital Markets)	4,395		199,709
The Charles Schwab Corp. (Capital Markets)	9,115		477,444
The Goldman Sachs Group, Inc. (Capital Markets)	2,024		662,071
The PNC Financial Services Group, Inc. (Banks)	2,396		304,532
The Progressive Corp. (Insurance)	3,495		499,996
The Travelers Cos., Inc. (Insurance)	1,381		236,717
Truist Financial Corp. (Banks)	7,927		270,311
U.S. Bancorp (Banks)	8,322		300,008
Visa, Inc. - Class A (IT Services)	9,708		2,188,766
W.R. Berkley Corp. (Insurance)	1,218		75,833
Wells Fargo & Co. (Banks)	22,770		851,143
Willis Towers Watson PLC (Insurance)	638		148,258
Zions Bancorp (Banks)	896		26,817
TOTAL COMMON STOCKS
(Cost $11,131,742)			26,481,971

Repurchase Agreements(b) (3.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $901,355	$901,000	$901,000
TOTAL REPURCHASE AGREEMENTS
(Cost $901,000)		901,000
TOTAL INVESTMENT SECURITIES
(Cost $12,032,742) - 101.1%		27,382,971
Net other assets (liabilities) - (1.1)%		(293,204)
NET ASSETS - 100.0%		$27,089,767

:: ProFund VP Financials :: March 31, 2023

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Financial Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$565,794	$29,997

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Financials invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Banks	$6,410,137	23.8%
Capital Markets	5,804,826	21.4%
Consumer Finance	1,039,541	3.8%
Diversified REITs	52	NM
Financial Services	3,322,983	12.3%
Insurance	4,424,736	16.3%
IT Services	5,479,696	20.2%
Other**	607,796	2.2%
Total	$27,089,767	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Health Care ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.9%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	13,295	$1,346,251
AbbVie, Inc. (Biotechnology)	13,487	2,149,423
Agilent Technologies, Inc. (Life Sciences Tools & Services)	2,257	312,233
Align Technology, Inc.* (Health Care Equipment & Supplies)	554	185,114
AmerisourceBergen Corp. (Health Care Providers & Services)	1,234	197,576
Amgen, Inc. (Biotechnology)	4,073	984,648
Baxter International, Inc. (Health Care Equipment & Supplies)	3,850	156,156
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	2,165	535,924
Biogen, Inc.* (Biotechnology)	1,098	305,277
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	164	78,559
Bio-Techne Corp. (Life Sciences Tools & Services)	1,200	89,028
Boston Scientific Corp.* (Health Care Equipment & Supplies)	10,924	546,528
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,215	1,123,862
Cardinal Health, Inc. (Health Care Providers & Services)	1,965	148,358
Catalent, Inc.* (Pharmaceuticals)	1,374	90,286
Centene Corp.* (Health Care Providers & Services)	4,201	265,545
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	388	78,306
CVS Health Corp. (Health Care Providers & Services)	9,794	727,792
Danaher Corp. (Life Sciences Tools & Services)	4,998	1,259,696
DaVita, Inc.* (Health Care Providers & Services)	419	33,985
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	1,640	64,419
DexCom, Inc.* (Health Care Equipment & Supplies)	2,947	342,382
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	4,716	390,155
Elevance Health, Inc. (Health Care Providers & Services)	1,821	837,314
Eli Lilly & Co. (Pharmaceuticals)	6,014	2,065,327
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	2,770	227,223
Gilead Sciences, Inc. (Biotechnology)	9,509	788,962
HCA Healthcare, Inc. (Health Care Providers & Services)	1,618	426,634
Henry Schein, Inc.* (Health Care Providers & Services)	1,034	84,312
Hologic, Inc.* (Health Care Equipment & Supplies)	1,881	151,797
Humana, Inc. (Health Care Providers & Services)	953	462,643
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	631	315,550
Illumina, Inc.* (Life Sciences Tools & Services)	1,200	279,060
Incyte Corp.* (Biotechnology)	1,412	102,045
Insulet Corp.* (Health Care Equipment & Supplies)	529	168,730
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,672	682,616
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	1,416	281,628
Johnson & Johnson (Pharmaceuticals)	19,938	3,090,389
Laboratory Corp. of America Holdings (Health Care Providers & Services)	675	154,859
McKesson Corp. (Health Care Providers & Services)	1,044	371,716
Medtronic PLC (Health Care Equipment & Supplies)	10,145	817,890
Merck & Co., Inc. (Pharmaceuticals)	19,333	2,056,838
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	168	257,075
Moderna, Inc.* (Biotechnology)	2,520	387,022
Molina Healthcare, Inc.* (Health Care Providers & Services)	445	119,033
Organon & Co. (Pharmaceuticals)	1,939	45,605
PerkinElmer, Inc. (Life Sciences Tools & Services)	963	128,329
Pfizer, Inc. (Pharmaceuticals)	42,804	1,746,403
Quest Diagnostics, Inc. (Health Care Providers & Services)	846	119,692
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	820	673,769
ResMed, Inc. (Health Care Equipment & Supplies)	1,120	245,269
STERIS PLC (Health Care Equipment & Supplies)	757	144,799
Stryker Corp. (Health Care Equipment & Supplies)	2,572	734,229
Teleflex, Inc. (Health Care Equipment & Supplies)	358	90,685
The Cigna Group (Health Care Providers & Services)	2,277	581,842
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	377	140,757
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,991	1,723,924
UnitedHealth Group, Inc. (Health Care Providers & Services)	7,126	3,367,677
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	489	62,152
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,961	617,852
Viatris, Inc. (Pharmaceuticals)	9,250	88,985
Waters Corp.* (Life Sciences Tools & Services)	452	139,953
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	565	195,756

:: ProFund VP Health Care :: March 31, 2023

Common Stocks, continued

	Shares	Value
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	1,600	$206,720
Zoetis, Inc. (Pharmaceuticals)	3,554	591,528
TOTAL COMMON STOCKS
(Cost $8,383,003)		37,186,092

Repurchase Agreements(a) (1.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $644,254	$644,000	$644,000
TOTAL REPURCHASE AGREEMENTS
(Cost $644,000)		644,000
TOTAL INVESTMENT SECURITIES
(Cost $9,027,003) - 99.6%		37,830,092
Net other assets (liabilities) - 0.4%		133,753
NET ASSETS - 100.0%		$37,963,845

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2023 :: ProFund VP Health Care ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Health Care Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$721,771	$24,531

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Health Care invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Biotechnology	$6,008,998	15.8%
Health Care Equipment & Supplies	7,493,194	19.7%
Health Care Providers & Services	7,961,130	21.0%
Life Sciences Tools & Services	4,823,547	12.7%
Pharmaceuticals	10,899,223	28.7%
Other**	777,753	2.1%
Total	$37,963,845	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Industrials ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.0%)

	Shares	Value
3M Co. (Industrial Conglomerates)	2,452	$257,730
A.O. Smith Corp. (Building Products)	565	39,070
Alaska Air Group, Inc.* (Passenger Airlines)	571	23,959
Allegion PLC (Building Products)	392	41,838
American Airlines Group, Inc.* (Passenger Airlines)	2,916	43,011
AMETEK, Inc. (Electrical Equipment)	1,023	148,673
Automatic Data Processing, Inc. (IT Services)	1,846	410,975
Broadridge Financial Solutions, Inc. (IT Services)	524	76,803
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	524	52,070
Carrier Global Corp. (Building Products)	3,716	170,007
Caterpillar, Inc. (Machinery)	2,318	530,451
Cintas Corp. (Commercial Services & Supplies)	385	178,132
Copart, Inc.* (Commercial Services & Supplies)	1,920	144,403
CoStar Group, Inc.* (Professional Services)	1,822	125,444
CSX Corp. (Ground Transportation)	9,366	280,418
Cummins, Inc. (Machinery)	630	150,494
Deere & Co. (Machinery)	1,205	497,520
Delta Air Lines, Inc.* (Passenger Airlines)	2,873	100,325
Dover Corp. (Machinery)	623	94,659
Eaton Corp. PLC (Electrical Equipment)	1,772	303,614
Emerson Electric Co. (Electrical Equipment)	2,545	221,771
Equifax, Inc. (Professional Services)	545	110,548
Expeditors International of Washington, Inc. (Air Freight & Logistics)	709	78,075
Fastenal Co. (Trading Companies & Distributors)	2,544	137,223
FedEx Corp. (Air Freight & Logistics)	1,034	236,259
Fortive Corp. (Machinery)	1,572	107,163
Generac Holdings, Inc.* (Electrical Equipment)	282	30,459
General Dynamics Corp. (Aerospace & Defense)	1,003	228,895
General Electric Co. (Industrial Conglomerates)	4,853	463,947
Honeywell International, Inc. (Industrial Conglomerates)	2,976	568,773
Howmet Aerospace, Inc. (Aerospace & Defense)	1,641	69,529
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	177	36,643
IDEX Corp. (Machinery)	336	77,626
Illinois Tool Works, Inc. (Machinery)	1,237	301,148
Ingersoll Rand, Inc. (Machinery)	1,804	104,957
J.B. Hunt Transport Services, Inc. (Ground Transportation)	370	64,920
Jacobs Solutions, Inc. (Professional Services)	564	66,276
Johnson Controls International PLC (Building Products)	3,062	184,394
L3Harris Technologies, Inc. (Aerospace & Defense)	848	166,412
Leidos Holdings, Inc. (Professional Services)	609	56,065
Lockheed Martin Corp. (Aerospace & Defense)	1,013	478,875
Masco Corp. (Building Products)	1,003	49,869
Nordson Corp. (Machinery)	239	53,120
Norfolk Southern Corp. (Ground Transportation)	1,015	215,180
Northrop Grumman Corp. (Aerospace & Defense)	640	295,501
Old Dominion Freight Line, Inc. (Ground Transportation)	403	137,359
Otis Worldwide Corp. (Machinery)	1,848	155,971
PACCAR, Inc. (Machinery)	2,325	170,190
Parker-Hannifin Corp. (Machinery)	571	191,919
Paychex, Inc. (IT Services)	1,429	163,749
Pentair PLC (Machinery)	733	40,513
Quanta Services, Inc. (Construction & Engineering)	637	106,150
Raytheon Technologies Corp. (Aerospace & Defense)	6,526	639,090
Republic Services, Inc. (Commercial Services & Supplies)	915	123,726
Robert Half International, Inc. (Professional Services)	480	38,674
Rockwell Automation, Inc. (Electrical Equipment)	511	149,953
Rollins, Inc. (Commercial Services & Supplies)	1,037	38,919
Snap-on, Inc. (Machinery)	237	58,513
Southwest Airlines Co. (Passenger Airlines)	2,663	86,654
Stanley Black & Decker, Inc. (Machinery)	663	53,425
Textron, Inc. (Aerospace & Defense)	930	65,686
The Boeing Co.* (Aerospace & Defense)	2,505	532,137
Trane Technologies PLC (Building Products)	1,020	187,659
TransDigm Group, Inc. (Aerospace & Defense)	231	170,259
Union Pacific Corp. (Ground Transportation)	2,725	548,433
United Airlines Holdings, Inc.* (Passenger Airlines)	1,464	64,782
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	3,251	630,661
United Rentals, Inc. (Trading Companies & Distributors)	308	121,894
Verisk Analytics, Inc. (Professional Services)	696	133,534

:: ProFund VP Industrials :: March 31, 2023

Common Stocks, continued

	Shares	Value
W.W. Grainger, Inc. (Trading Companies & Distributors)	201	$138,451
Waste Management, Inc. (Commercial Services & Supplies)	1,654	269,883
Westinghouse Air Brake Technologies Corp. (Machinery)	810	81,859
Xylem, Inc. (Machinery)	803	84,074
TOTAL COMMON STOCKS
(Cost $6,761,315)		13,257,341

Repurchase Agreements(a) (3.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $521,205	$521,000	$521,000
TOTAL REPURCHASE AGREEMENTS
(Cost $521,000)		521,000
TOTAL INVESTMENT SECURITIES
(Cost $7,282,315) - 99.8%		13,778,341
Net other assets (liabilities) - 0.2%		31,937
NET ASSETS - 100.0%		$13,810,278

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

March 31, 2023 :: ProFund VP Industrials ::

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Industrials Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$514,473	$16,959

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Industrials invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$2,683,027	19.4%
Air Freight & Logistics	997,065	7.2%
Building Products	672,837	4.9%
Commercial Services & Supplies	755,063	5.5%
Construction & Engineering	106,150	0.8%
Electrical Equipment	854,470	6.2%
Ground Transportation	1,246,310	9.0%
Industrial Conglomerates	1,290,450	9.3%
IT Services	651,527	4.7%
Machinery	2,753,602	20.0%
Passenger Airlines	318,731	2.3%
Professional Services	530,541	3.8%
Trading Companies & Distributors	397,568	2.9%
Other**	552,937	4.0%
Total	$13,810,278	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (95.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $11,938,704	$11,934,000	$11,934,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,934,000)		11,934,000
TOTAL INVESTMENT SECURITIES
(Cost $11,934,000) - 95.8%		11,934,000
Net other assets (liabilities) - 4.2%		517,070
NET ASSETS - 100.0%		$12,451,070

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $1,662,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/23	5.33%	$6,370,020	$161,324
MSCI EAFE Index	UBS AG	4/27/23	5.63%	6,070,864	158,845
				$12,440,884	$320,169

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Internet ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.9%)

	Shares	Value
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,257	$280,772
Akamai Technologies, Inc.* (IT Services)	2,029	158,871
Alphabet, Inc.* - Class A (Interactive Media & Services)	5,224	541,886
Alphabet, Inc.* - Class C (Interactive Media & Services)	4,554	473,616
Amazon.com, Inc.* (Broadline Retail)	8,917	921,037
Arista Networks, Inc.* (Communications Equipment)	1,666	279,655
Atlassian Corp.* - Class A (Software)	1,217	208,314
Box, Inc.* - Class A (Software)	3,449	92,399
Ciena Corp.* (Communications Equipment)	2,446	128,464
Cisco Systems, Inc. (Communications Equipment)	10,072	526,513
Cloudflare, Inc.* - Class A (IT Services)	3,009	185,535
CommScope Holding Co., Inc.* (Communications Equipment)	9,067	57,757
Confluent, Inc.* - Class A (Software)	3,717	89,468
Datadog, Inc.* - Class A (Software)	2,534	184,120
DocuSign, Inc.* (Software)	2,428	141,552
DoorDash, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,924	185,849
Dropbox, Inc.* (Software)	5,358	115,840
eBay, Inc. (Broadline Retail)	4,665	206,986
Etsy, Inc.* (Broadline Retail)	1,456	162,096
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	1,613	156,509
Fastly, Inc.* - Class A (IT Services)	4,534	80,524
GoDaddy, Inc.* - Class A (IT Services)	1,993	154,896
Juniper Networks, Inc. (Communications Equipment)	4,525	155,751
Match Group, Inc.* (Interactive Media & Services)	3,801	145,920
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	3,480	737,551
Netflix, Inc.* (Entertainment)	1,353	467,434
Nutanix, Inc.* - Class A (Software)	4,325	112,407
Okta, Inc.* (IT Services)	1,850	159,544
Opendoor Technologies, Inc.* (Real Estate Management & Development)	33,157	58,356
PayPal Holdings, Inc.* (IT Services)	4,595	348,944
Pinterest, Inc.* - Class A (Interactive Media & Services)	6,612	180,309
Salesforce, Inc.* (Software)	2,589	517,231
Smartsheet, Inc.* (Software)	2,493	119,165
Snap, Inc.* (Interactive Media & Services)	13,218	148,174
Snowflake, Inc.* - Class A (IT Services)	1,815	280,036
Teladoc Health, Inc.* (Health Care Technology)	3,775	97,773
Veeva Systems, Inc.* - Class A (Health Care Technology)	1,203	221,099
Workday, Inc.* - Class A (Software)	1,353	279,449
Zillow Group, Inc.* - Class A (Real Estate Management & Development)	858	37,495
Zillow Group, Inc.* - Class C (Real Estate Management & Development)	2,400	106,728
Zoom Video Communications, Inc.* - Class A (Software)	2,441	180,243
ZoomInfo Technologies, Inc.* - Class A (Interactive Media & Services)	4,790	118,361
TOTAL COMMON STOCKS
(Cost $5,744,988)		9,804,629

Repurchase Agreements(a) (3.4%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $347,137	$347,000	$347,000
TOTAL REPURCHASE AGREEMENTS
(Cost $347,000)		347,000
TOTAL INVESTMENT SECURITIES
(Cost $6,091,988) - 100.3%		10,151,629
Net other assets (liabilities) - (0.3)%		(27,181)
NET ASSETS - 100.0%		$10,124,448

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Internet :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Internet Composite Index	Goldman Sachs International	4/24/23	5.43%	$339,565	$9,629

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Internet invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Broadline Retail	$1,290,119	12.7%
Communications Equipment	1,148,140	11.3%
Entertainment	467,434	4.6%
Health Care Technology	318,872	3.1%
Hotels, Restaurants & Leisure	623,130	6.2%
Interactive Media & Services	2,345,817	23.2%
IT Services	1,368,350	13.5%
Real Estate Management & Development	202,579	2.0%
Software	2,040,188	20.3%
Other**	319,819	3.1%
Total	$10,124,448	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Japan ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (93.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $8,821,476	$8,818,000	$8,818,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,818,000)		8,818,000
TOTAL INVESTMENT SECURITIES
(Cost $8,818,000) - 93.6%		8,818,000
Net other assets (liabilities) - 6.4%		599,017
NET ASSETS - 100.0%		$9,417,017

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	65	6/9/23	$9,187,750	$208,714

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nikkei 225 Stock Average	Goldman Sachs International	4/27/23	5.28%	$159,714	$4,132

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Large-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Abbott Laboratories (Health Care Equipment & Supplies)	975	$98,728
AbbVie, Inc. (Biotechnology)	1,904	303,441
Accenture PLC - Class A (IT Services)	331	94,603
Activision Blizzard, Inc. (Entertainment)	453	38,772
Adobe, Inc.* (Software)	230	88,635
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	938	91,933
Agilent Technologies, Inc. (Life Sciences Tools & Services)	191	26,423
Air Products & Chemicals, Inc. (Chemicals)	237	68,069
Albemarle Corp. (Chemicals)	126	27,851
Alphabet, Inc.* - Class A (Interactive Media & Services)	6,409	664,805
Alphabet, Inc.* - Class C (Interactive Media & Services)	5,586	580,944
Altria Group, Inc. (Tobacco)	1,001	44,665
Amazon.com, Inc.* (Broadline Retail)	4,413	455,819
American Express Co. (Consumer Finance)	315	51,960
American Tower Corp. (Specialized REITs)	265	54,151
Ameriprise Financial, Inc. (Capital Markets)	113	34,635
AMETEK, Inc. (Electrical Equipment)	123	17,876
Amgen, Inc. (Biotechnology)	576	139,248
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	640	52,301
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	258	50,883
Aon PLC (Insurance)	146	46,032
APA Corp. (Oil, Gas & Consumable Fuels)	348	12,549
Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,001	2,638,564
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	908	111,530
Arch Capital Group, Ltd.* (Insurance)	399	27,080
Archer-Daniels-Midland Co. (Food Products)	290	23,101
Arista Networks, Inc.* (Communications Equipment)	265	44,483
Arthur J. Gallagher & Co. (Insurance)	146	27,931
Atmos Energy Corp. (Gas Utilities)	94	10,562
Autodesk, Inc.* (Software)	128	26,644
Automatic Data Processing, Inc. (IT Services)	445	99,070
AutoZone, Inc.* (Specialty Retail)	19	46,705
Biogen, Inc.* (Biotechnology)	72	20,018
Bio-Techne Corp. (Life Sciences Tools & Services)	81	6,009
Boston Scientific Corp.* (Health Care Equipment & Supplies)	817	40,875
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,289	158,651
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	270	173,216
Broadridge Financial Solutions, Inc. (IT Services)	60	8,794
Brown & Brown, Inc. (Insurance)	149	8,556
Brown-Forman Corp. - Class B (Beverages)	109	7,005
Bunge, Ltd. (Food Products)	65	6,209
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	67	6,658
Cadence Design Systems, Inc.* (Software)	297	62,397
Campbell Soup Co. (Food Products)	128	7,037
Caterpillar, Inc. (Machinery)	336	76,890
Cboe Global Markets, Inc. (Capital Markets)	76	10,202
CDW Corp. (Electronic Equipment, Instruments & Components)	93	18,125
CF Industries Holdings, Inc. (Chemicals)	212	15,368
Chevron Corp. (Oil, Gas & Consumable Fuels)	1,916	312,615
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	31	52,957
Chubb, Ltd. (Insurance)	256	49,710
Cintas Corp. (Commercial Services & Supplies)	55	25,447
Colgate-Palmolive Co. (Household Products)	496	37,274
ConocoPhillips (Oil, Gas & Consumable Fuels)	1,317	130,660
Constellation Brands, Inc. - Class A (Beverages)	98	22,137
Copart, Inc.* (Commercial Services & Supplies)	462	34,747
Corteva, Inc. (Chemicals)	529	31,904
CoStar Group, Inc.* (Professional Services)	439	30,225
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	316	157,011
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	851	20,884
CSX Corp. (Ground Transportation)	1,087	32,545
Cummins, Inc. (Machinery)	77	18,394
D.R. Horton, Inc. (Household Durables)	168	16,412
Danaher Corp. (Life Sciences Tools & Services)	706	177,940
Deere & Co. (Machinery)	291	120,149
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	704	35,629
DexCom, Inc.* (Health Care Equipment & Supplies)	416	48,331
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	199	26,899
Discover Financial Services (Consumer Finance)	167	16,506
Dollar General Corp. (Broadline Retail)	240	50,510
Dollar Tree, Inc.* (Broadline Retail)	223	32,012
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	17	5,608
Electronic Arts, Inc. (Entertainment)	190	22,886

:: ProFund VP Large-Cap Growth :: March 31, 2023

Common Stocks, continued

	Shares		Value
Elevance Health, Inc. (Health Care Providers & Services)	259		$119,091
Eli Lilly & Co. (Pharmaceuticals)	849		291,563
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	146		30,701
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	631		72,332
EPAM Systems, Inc.* (IT Services)	43		12,857
EQT Corp. (Oil, Gas & Consumable Fuels)	396		12,636
Equifax, Inc. (Professional Services)	63		12,779
Etsy, Inc.* (Broadline Retail)	79		8,795
Everest Re Group, Ltd. (Insurance)	23		8,234
Expeditors International of Washington, Inc. (Air Freight & Logistics)	171		18,830
Extra Space Storage, Inc. (Specialized REITs)	72		11,731
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	4,433		486,122
FactSet Research Systems, Inc. (Capital Markets)	23		9,547
Fair Isaac Corp.* (Software)	26		18,270
Fastenal Co. (Trading Companies & Distributors)	301		16,236
First Horizon Corp. (Banks)	—	(a)	—	(b)
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	106		23,055
Fiserv, Inc.* (IT Services)	472		53,350
FleetCor Technologies, Inc.* (IT Services)	43		9,067
FMC Corp. (Chemicals)	137		16,732
Fortinet, Inc.* (Software)	697		46,323
Freeport-McMoRan, Inc. (Metals & Mining)	1,540		63,001
Gartner, Inc.* (IT Services)	87		28,342
Gen Digital, Inc. (Software)	327		5,611
General Dynamics Corp. (Aerospace & Defense)	128		29,211
General Mills, Inc. (Food Products)	431		36,833
Genuine Parts Co. (Distributors)	108		18,070
Gilead Sciences, Inc. (Biotechnology)	1,342		111,346
Globe Life, Inc. (Insurance)	68		7,481
HCA Healthcare, Inc. (Health Care Providers & Services)	123		32,433
Hess Corp. (Oil, Gas & Consumable Fuels)	300		39,702
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	139		19,581
Hologic, Inc.* (Health Care Equipment & Supplies)	266		21,466
Hormel Foods Corp. (Food Products)	227		9,053
Humana, Inc. (Health Care Providers & Services)	87		42,235
IDEX Corp. (Machinery)	47		10,858
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	44		22,004
Illinois Tool Works, Inc. (Machinery)	152		37,004
Incyte Corp.* (Biotechnology)	200		14,454
Insulet Corp.* (Health Care Equipment & Supplies)	74		23,603
Intuit, Inc. (Software)	160		71,333
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	183		46,751
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	96		19,093
Iron Mountain, Inc. (Specialized REITs)	198		10,476
J.B. Hunt Transport Services, Inc. (Ground Transportation)	90		15,791
Jack Henry & Associates, Inc. (IT Services)	78		11,756
Johnson & Johnson (Pharmaceuticals)	1,745		270,475
Kellogg Co. (Food Products)	152		10,178
Keurig Dr Pepper, Inc. (Beverages)	460		16,229
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	102		16,471
Kimberly-Clark Corp. (Household Products)	174		23,354
KLA Corp. (Semiconductors & Semiconductor Equipment)	149		59,476
L3Harris Technologies, Inc. (Aerospace & Defense)	101		19,820
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	146		77,398
Lamb Weston Holding, Inc. (Food Products)	155		16,201
Leidos Holdings, Inc. (Professional Services)	96		8,838
Linde PLC (Chemicals)	323		114,806
Lockheed Martin Corp. (Aerospace & Defense)	173		81,783
Lowe’s Cos., Inc. (Specialty Retail)	449		89,786
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	685		16,413
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	233		31,415
MarketAxess Holdings, Inc. (Capital Markets)	19		7,435
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	148		24,627
Marsh & McLennan Cos., Inc. (Insurance)	340		56,627
Masco Corp. (Building Products)	173		8,602
Mastercard, Inc. - Class A (IT Services)	908		329,976
McCormick & Co., Inc. (Food Products)	138		11,483
McDonald’s Corp. (Hotels, Restaurants & Leisure)	489		136,730
McKesson Corp. (Health Care Providers & Services)	68		24,211
Merck & Co., Inc. (Pharmaceuticals)	2,727		290,125
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	15		22,953
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	291		24,380
Microsoft Corp. (Software)	4,644		1,338,865
Moderna, Inc.* (Biotechnology)	357		54,828
Molina Healthcare, Inc.* (Health Care Providers & Services)	61		16,317
Mondelez International, Inc. - Class A (Food Products)	792		55,218
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	49		24,526
Monster Beverage Corp.* (Beverages)	817		44,126
Moody’s Corp. (Capital Markets)	80		24,482
Motorola Solutions, Inc. (Communications Equipment)	99		28,327

March 31, 2023 :: ProFund VP Large-Cap Growth ::

Common Stocks, continued

	Shares	Value
MSCI, Inc. (Capital Markets)	50	$27,985
Nasdaq, Inc. (Capital Markets)	236	12,902
Northrop Grumman Corp. (Aerospace & Defense)	110	50,789
NRG Energy, Inc. (Electric Utilities)	119	4,081
Nucor Corp. (Metals & Mining)	272	42,016
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2,647	735,258
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	165	30,768
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	783	48,883
Old Dominion Freight Line, Inc. (Ground Transportation)	98	33,402
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	465	38,279
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	482	30,626
Oracle Corp. (Software)	975	90,597
O’Reilly Automotive, Inc.* (Specialty Retail)	65	55,184
Paychex, Inc. (IT Services)	197	22,574
Paycom Software, Inc.* (Software)	53	16,113
PepsiCo, Inc. (Beverages)	1,481	269,986
Pfizer, Inc. (Pharmaceuticals)	6,041	246,473
PG&E Corp.* (Electric Utilities)	1,735	28,054
Philip Morris International, Inc. (Tobacco)	901	87,622
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	258	52,694
Pool Corp. (Distributors)	26	8,903
Principal Financial Group, Inc. (Insurance)	150	11,148
PTC, Inc.* (Software)	115	14,746
Public Storage (Specialized REITs)	104	31,423
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	1,200	153,096
Quanta Services, Inc. (Construction & Engineering)	153	25,496
Quest Diagnostics, Inc. (Health Care Providers & Services)	78	11,035
Raymond James Financial, Inc. (Capital Markets)	209	19,493
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	116	95,314
Republic Services, Inc. (Commercial Services & Supplies)	121	16,362
ResMed, Inc. (Health Care Equipment & Supplies)	87	19,052
Rollins, Inc. (Commercial Services & Supplies)	252	9,458
SBA Communications Corp. (Specialized REITs)	63	16,447
Schlumberger, Ltd. (Energy Equipment & Services)	811	39,820
Sempra Energy (Multi-Utilities)	204	30,837
ServiceNow, Inc.* (Software)	218	101,309
Snap-on, Inc. (Machinery)	33	8,147
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	60	18,237
Starbucks Corp. (Hotels, Restaurants & Leisure)	630	65,602
Steel Dynamics, Inc. (Metals & Mining)	178	20,125
Synopsys, Inc.* (Software)	164	63,345
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	245	17,873
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	83	8,923
Tesla, Inc.* (Automobile Components)	2,895	600,596
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	614	114,210
The AES Corp. (Independent Power and Renewable Electricity Producers)	427	10,282
The Charles Schwab Corp. (Capital Markets)	968	50,703
The Cigna Group (Health Care Providers & Services)	158	40,374
The Clorox Co. (Household Products)	60	9,494
The Coca-Cola Co. (Beverages)	2,722	168,846
The Hershey Co. (Food Products)	158	40,197
The Home Depot, Inc. (Specialty Retail)	583	172,054
The Mosaic Co. (Chemicals)	369	16,930
The Procter & Gamble Co. (Household Products)	1,395	207,424
The Progressive Corp. (Insurance)	629	89,985
The TJX Cos., Inc. (Specialty Retail)	796	62,375
The Travelers Cos., Inc. (Insurance)	136	23,312
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	1,311	39,146
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	422	243,229
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	434	62,861
Tractor Supply Co. (Specialty Retail)	119	27,970
TransDigm Group, Inc. (Aerospace & Defense)	26	19,163
Tyler Technologies, Inc.* (Software)	20	7,093
Ulta Beauty, Inc.* (Specialty Retail)	55	30,012
Union Pacific Corp. (Ground Transportation)	328	66,014
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,007	475,898
VeriSign, Inc.* (IT Services)	49	10,355
Verisk Analytics, Inc. (Professional Services)	77	14,773
Vertex Pharmaceuticals, Inc.* (Biotechnology)	277	87,274
VICI Properties, Inc. (Diversified REITs)	617	20,126
Visa, Inc. - Class A (IT Services)	1,750	394,556
Vulcan Materials Co. (Construction Materials)	87	14,926
W.R. Berkley Corp. (Insurance)	219	13,635
W.W. Grainger, Inc. (Trading Companies & Distributors)	50	34,440
Waste Management, Inc. (Commercial Services & Supplies)	234	38,181
Waters Corp.* (Life Sciences Tools & Services)	62	19,197
WEC Energy Group, Inc. (Multi-Utilities)	176	16,683
Weyerhaeuser Co. (Diversified REITs)	452	13,619

:: ProFund VP Large-Cap Growth :: March 31, 2023

Common Stocks, continued

	Shares	Value
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	193	$25,491
TOTAL COMMON STOCKS
(Cost $11,382,129)		19,649,516

Repurchase Agreements(c) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $45,018	$45,000	$45,000
TOTAL REPURCHASE AGREEMENTS
(Cost $45,000)		45,000
TOTAL INVESTMENT SECURITIES
(Cost $11,427,129) - 100.0%		19,694,516
Net other assets (liabilities) - NM		(7,432)
NET ASSETS - 100.0%		$19,687,084

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Large-Cap Growth ::

ProFund VP Large-Cap Growth invested in the following industries as of March 31, 2023:

	Value		% of Net Assets
Aerospace & Defense	$200,766		1.0%
Air Freight & Logistics	25,488		0.1%
Automobile Components	600,596		3.0%
Banks	—	(a)	NM
Beverages	528,329		2.7%
Biotechnology	825,923		4.2%
Broadline Retail	547,136		2.8%
Building Products	8,602		NM
Capital Markets	197,384		1.0%
Chemicals	291,660		1.5%
Commercial Services & Supplies	124,195		0.6%
Communications Equipment	72,810		0.4%
Construction & Engineering	25,496		0.1%
Construction Materials	14,926		0.1%
Consumer Finance	68,466		0.3%
Consumer Staples Distribution & Retail	157,011		0.8%
Distributors	26,973		0.1%
Diversified REITs	33,745		0.2%
Electric Utilities	32,135		0.2%
Electrical Equipment	17,876		0.1%
Electronic Equipment, Instruments & Components	86,897		0.4%
Energy Equipment & Services	39,820		0.2%
Entertainment	61,658		0.3%
Food Products	215,510		1.1%
Gas Utilities	10,562		0.1%
Ground Transportation	147,752		0.8%
Health Care Equipment & Supplies	320,810		1.6%
Health Care Providers & Services	761,594		3.9%
Hotels, Restaurants & Leisure	330,596		1.7%
Household Durables	16,412		0.1%
Household Products	277,546		1.4%
Independent Power and Renewable Electricity Producers	10,282		0.1%
Insurance	369,731		1.9%
Interactive Media & Services	1,245,749		6.4%
IT Services	1,075,300		5.5%
Life Sciences Tools & Services	514,844		2.6%
Machinery	271,442		1.5%
Metals & Mining	125,142		0.6%
Multi-Utilities	47,520		0.1%
Oil, Gas & Consumable Fuels	1,387,078		7.0%
Pharmaceuticals	1,257,287		6.4%
Professional Services	66,615		0.3%
Semiconductors & Semiconductor Equipment	1,765,869		9.0%
Software	1,951,281		9.9%
Specialized REITs	124,228		0.6%
Specialty Retail	484,086		2.5%
Technology Hardware, Storage & Peripherals	2,638,564		13.3%
Tobacco	132,287		0.7%
Trading Companies & Distributors	50,676		0.3%
Wireless Telecommunication Services	62,861		0.3%
Other**	37,568		0.2%
Total	$19,687,084		100.0%

(a)	Amount is less than $0.50.
**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Large-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
3M Co. (Industrial Conglomerates)	472	$49,612
A.O. Smith Corp. (Building Products)	108	7,468
Abbott Laboratories (Health Care Equipment & Supplies)	717	72,603
Accenture PLC - Class A (IT Services)	274	78,312
Activision Blizzard, Inc. (Entertainment)	251	21,483
Adobe, Inc.* (Software)	207	79,772
Advance Auto Parts, Inc. (Specialty Retail)	50	6,081
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	635	62,236
Aflac, Inc. (Insurance)	481	31,034
Agilent Technologies, Inc. (Life Sciences Tools & Services)	102	14,111
Akamai Technologies, Inc.* (IT Services)	134	10,492
Alaska Air Group, Inc.* (Passenger Airlines)	108	4,532
Alexandria Real Estate Equities, Inc. (Diversified REITs)	135	16,955
Align Technology, Inc.* (Health Care Equipment & Supplies)	62	20,717
Allegion PLC (Building Products)	75	8,005
Alliant Energy Corp. (Electric Utilities)	215	11,481
Altria Group, Inc. (Tobacco)	733	32,706
Amazon.com, Inc.* (Broadline Retail)	4,122	425,761
Amcor PLC (Containers & Packaging)	1,270	14,453
Ameren Corp. (Multi-Utilities)	222	19,179
American Airlines Group, Inc.* (Passenger Airlines)	555	8,186
American Electric Power Co., Inc. (Electric Utilities)	440	40,036
American Express Co. (Consumer Finance)	260	42,888
American International Group, Inc. (Insurance)	635	31,979
American Tower Corp. (Specialized REITs)	188	38,416
American Water Works Co., Inc. (Water Utilities)	166	24,317
AmerisourceBergen Corp. (Health Care Providers & Services)	139	22,255
AMETEK, Inc. (Electrical Equipment)	99	14,388
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	231	45,558
ANSYS, Inc.* (Software)	74	24,627
Aon PLC (Insurance)	60	18,917
Aptiv PLC* (Automobile Components)	232	26,028
Archer-Daniels-Midland Co. (Food Products)	239	19,039
Arthur J. Gallagher & Co. (Insurance)	65	12,435
Assurant, Inc. (Insurance)	45	5,403
AT&T, Inc. (Diversified Telecommunication Services)	6,102	117,464
Atmos Energy Corp. (Gas Utilities)	47	5,281
Autodesk, Inc.* (Software)	83	17,277
AvalonBay Communities, Inc. (Diversified REITs)	119	19,999
Avery Dennison Corp. (Containers & Packaging)	69	12,346
Baker Hughes Co. (Energy Equipment & Services)	860	24,820
Ball Corp. (Containers & Packaging)	268	14,769
Bank of America Corp. (Banks)	5,975	170,884
Bath & Body Works, Inc. (Specialty Retail)	194	7,097
Baxter International, Inc. (Health Care Equipment & Supplies)	432	17,522
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	243	60,152
Berkshire Hathaway, Inc.* - Class B (Financial Services)	1,543	476,432
Best Buy Co., Inc. (Specialty Retail)	169	13,228
Biogen, Inc.* (Biotechnology)	65	18,072
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	19	9,101
Bio-Techne Corp. (Life Sciences Tools & Services)	70	5,193
BlackRock, Inc. - Class A (Capital Markets)	128	85,647
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	34	90,182
BorgWarner, Inc. (Automobile Components)	200	9,822
Boston Properties, Inc. (Diversified REITs)	121	6,549
Boston Scientific Corp.* (Health Care Equipment & Supplies)	576	28,817
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	143	91,740
Broadridge Financial Solutions, Inc. (IT Services)	52	7,622
Brown & Brown, Inc. (Insurance)	83	4,766
Brown-Forman Corp. - Class B (Beverages)	70	4,499
Bunge, Ltd. (Food Products)	76	7,260
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	46	4,571
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	184	8,981
Camden Property Trust (Residential REITs)	95	9,960
Campbell Soup Co. (Food Products)	70	3,849
Capital One Financial Corp. (Consumer Finance)	327	31,444
Cardinal Health, Inc. (Health Care Providers & Services)	221	16,686
CarMax, Inc.* (Specialty Retail)	135	8,678
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	855	8,678
Carrier Global Corp. (Building Products)	713	32,620
Catalent, Inc.* (Pharmaceuticals)	154	10,119
Caterpillar, Inc. (Machinery)	179	40,963
Cboe Global Markets, Inc. (Capital Markets)	30	4,027

:: ProFund VP Large-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares		Value
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	270		$19,659
CDW Corp. (Electronic Equipment, Instruments & Components)	42		8,185
Celanese Corp. (Chemicals)	86		9,365
Centene Corp.* (Health Care Providers & Services)	472		29,835
CenterPoint Energy, Inc. (Multi-Utilities)	538		15,849
Ceridian HCM Holding, Inc.* (Software)	131		9,592
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	43		8,678
Charter Communications, Inc.* - Class A (Media)	91		32,543
Chevron Corp. (Oil, Gas & Consumable Fuels)	1		163
Chubb, Ltd. (Insurance)	153		29,710
Church & Dwight Co., Inc. (Household Products)	208		18,389
Cincinnati Financial Corp. (Insurance)	134		15,019
Cintas Corp. (Commercial Services & Supplies)	31		14,343
Cisco Systems, Inc. (Communications Equipment)	3,518		183,904
Citigroup, Inc. (Banks)	1,658		77,744
Citizens Financial Group, Inc. (Banks)	421		12,786
CME Group, Inc. (Capital Markets)	309		59,180
CMS Energy Corp. (Multi-Utilities)	250		15,345
Cognizant Technology Solutions Corp. - Class A (IT Services)	436		26,565
Colgate-Palmolive Co. (Household Products)	322		24,198
Comcast Corp. - Class A (Media)	3,601		136,513
Comerica, Inc. (Banks)	111		4,820
Conagra Brands, Inc. (Food Products)	407		15,287
Consolidated Edison, Inc. (Multi-Utilities)	304		29,084
Constellation Brands, Inc. - Class A (Beverages)	61		13,779
Constellation Energy Corp. (Electric Utilities)	279		21,902
Corning, Inc. (Electronic Equipment, Instruments & Components)	651		22,967
Corteva, Inc. (Chemicals)	188		11,338
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	129		64,096
Crown Castle, Inc. (Specialized REITs)	371		49,655
CSX Corp. (Ground Transportation)	935		27,994
Cummins, Inc. (Machinery)	59		14,094
CVS Health Corp. (Health Care Providers & Services)	1,100		81,741
D.R. Horton, Inc. (Household Durables)	134		13,090
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	105		16,292
DaVita, Inc.* (Health Care Providers & Services)	46		3,731
Delta Air Lines, Inc.* (Passenger Airlines)	548		19,136
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	183		7,188
Digital Realty Trust, Inc. (Diversified REITs)	247		24,283
Discover Financial Services (Consumer Finance)	97		9,587
DISH Network Corp.* - Class A (Media)	212		1,978
Dominion Energy, Inc. (Multi-Utilities)	712		39,808
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	17		5,608
Dover Corp. (Machinery)	119		18,081
Dow, Inc. (Chemicals)	604		33,111
DTE Energy Co. (Multi-Utilities)	166		18,184
Duke Energy Corp. (Electric Utilities)	659		63,573
DuPont de Nemours, Inc. (Chemicals)	393		28,206
DXC Technology Co.* (IT Services)	193		4,933
Eastman Chemical Co. (Chemicals)	103		8,687
Eaton Corp. PLC (Electrical Equipment)	340		58,255
eBay, Inc. (Broadline Retail)	464		20,588
Ecolab, Inc. (Chemicals)	212		35,092
Edison International (Electric Utilities)	328		23,154
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	529		43,764
Electronic Arts, Inc. (Entertainment)	71		8,552
Emerson Electric Co. (Electrical Equipment)	489		42,611
Entergy Corp. (Electric Utilities)	175		18,855
EPAM Systems, Inc.* (IT Services)	17		5,083
Equifax, Inc. (Professional Services)	53		10,751
Equinix, Inc. (Specialized REITs)	79		56,961
Equity Residential (Diversified REITs)	291		17,460
Essex Property Trust, Inc. (Diversified REITs)	55		11,503
Etsy, Inc.* (Broadline Retail)	44		4,899
Everest Re Group, Ltd. (Insurance)	15		5,370
Evergy, Inc. (Electric Utilities)	195		11,918
Eversource Energy (Electric Utilities)	298		23,321
Exelon Corp. (Electric Utilities)	850		35,607
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	126		12,226
Extra Space Storage, Inc. (Specialized REITs)	57		9,287
F5, Inc.* (Communications Equipment)	51		7,430
FactSet Research Systems, Inc. (Capital Markets)	14		5,811
Fastenal Co. (Trading Companies & Distributors)	249		13,431
Federal Realty Investment Trust (Diversified REITs)	63		6,226
FedEx Corp. (Air Freight & Logistics)	198		45,241
Fidelity National Information Services, Inc. (IT Services)	508		27,600
Fifth Third Bancorp (Banks)	584		15,558
First Horizon Corp. (Banks)	—	(a)	8
First Republic Bank (Banks)	156		2,182
FirstEnergy Corp. (Electric Utilities)	465		18,628
Fiserv, Inc.* (IT Services)	169		19,102
FleetCor Technologies, Inc.* (IT Services)	30		6,326
Ford Motor Co. (Automobile Components)	3,350		42,210
Fortive Corp. (Machinery)	302		20,587
Fox Corp. - Class A (Media)	253		8,615
Fox Corp. - Class B (Media)	117		3,663
Franklin Resources, Inc. (Capital Markets)	243		6,546
Garmin, Ltd. (Household Durables)	131		13,221

March 31, 2023 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	312	$25,593
Gen Digital, Inc. (Software)	227	3,895
Generac Holdings, Inc.* (Electrical Equipment)	54	5,833
General Dynamics Corp. (Aerospace & Defense)	91	20,767
General Electric Co. (Industrial Conglomerates)	933	89,195
General Mills, Inc. (Food Products)	162	13,845
General Motors Co. (Automobile Components)	1,193	43,759
Genuine Parts Co. (Distributors)	35	5,856
Global Payments, Inc. (IT Services)	226	23,784
Globe Life, Inc. (Insurance)	23	2,530
Halliburton Co. (Energy Equipment & Services)	772	24,426
Hartford Financial Services Group, Inc. (Insurance)	269	18,747
Hasbro, Inc. (Leisure Products)	111	5,960
HCA Healthcare, Inc. (Health Care Providers & Services)	84	22,149
Healthpeak Properties, Inc. (Diversified REITs)	466	10,238
Henry Schein, Inc.* (Health Care Providers & Services)	115	9,377
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	1,094	17,427
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	118	16,623
Honeywell International, Inc. (Industrial Conglomerates)	571	109,129
Hormel Foods Corp. (Food Products)	69	2,752
Host Hotels & Resorts, Inc. (Diversified REITs)	609	10,042
Howmet Aerospace, Inc. (Aerospace & Defense)	314	13,304
HP, Inc. (Technology Hardware, Storage & Peripherals)	739	21,690
Humana, Inc. (Health Care Providers & Services)	38	18,447
Huntington Bancshares, Inc. (Banks)	1,233	13,810
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	35	7,246
IDEX Corp. (Machinery)	28	6,469
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	37	18,503
Illinois Tool Works, Inc. (Machinery)	115	27,997
Illumina, Inc.* (Life Sciences Tools & Services)	135	31,395
Ingersoll Rand, Inc. (Machinery)	346	20,130
Intel Corp. (Semiconductors & Semiconductor Equipment)	3,541	115,685
Intercontinental Exchange, Inc. (Capital Markets)	480	50,059
International Business Machines Corp. (IT Services)	776	101,725
International Flavors & Fragrances, Inc. (Chemicals)	218	20,047
International Paper Co. (Containers & Packaging)	304	10,962
Intuit, Inc. (Software)	113	50,379
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	153	39,087
Invesco, Ltd. (Capital Markets)	387	6,347
Invitation Homes, Inc. (Diversified REITs)	497	15,521
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	83	16,508
Iron Mountain, Inc. (Specialized REITs)	93	4,921
Jacobs Solutions, Inc. (Professional Services)	109	12,809
Johnson & Johnson (Pharmaceuticals)	852	132,060
Johnson Controls International PLC (Building Products)	588	35,409
JPMorgan Chase & Co. (Banks)	2,512	327,338
Juniper Networks, Inc. (Communications Equipment)	276	9,500
Kellogg Co. (Food Products)	100	6,696
Keurig Dr Pepper, Inc. (Beverages)	363	12,807
KeyCorp (Banks)	796	9,966
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	70	11,304
Kimberly-Clark Corp. (Household Products)	150	20,133
Kimco Realty Corp. (Diversified REITs)	527	10,292
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	1,692	29,627
L3Harris Technologies, Inc. (Aerospace & Defense)	82	16,092
Laboratory Corp. of America Holdings (Health Care Providers & Services)	76	17,436
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	281	16,143
Leidos Holdings, Inc. (Professional Services)	40	3,682
Lennar Corp. - Class A (Household Durables)	217	22,808
Lincoln National Corp. (Insurance)	130	2,921
Linde PLC (Chemicals)	165	58,647
Live Nation Entertainment, Inc.* (Entertainment)	121	8,470
LKQ Corp. (Distributors)	217	12,316
Lockheed Martin Corp. (Aerospace & Defense)	56	26,473
Loews Corp. (Insurance)	167	9,689
Lowe’s Cos., Inc. (Specialty Retail)	161	32,195
LyondellBasell Industries N.V. - Class A (Chemicals)	217	20,374
M&T Bank Corp. (Banks)	145	17,338
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	201	27,101
MarketAxess Holdings, Inc. (Capital Markets)	17	6,652
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	113	18,814
Marsh & McLennan Cos., Inc. (Insurance)	152	25,316
Martin Marietta Materials, Inc. (Construction Materials)	53	18,818
Masco Corp. (Building Products)	56	2,784

:: ProFund VP Large-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares	Value
Match Group, Inc.* (Interactive Media & Services)	238	$9,137
McCormick & Co., Inc. (Food Products)	106	8,820
McDonald’s Corp. (Hotels, Restaurants & Leisure)	238	66,547
McKesson Corp. (Health Care Providers & Services)	63	22,431
Medtronic PLC (Health Care Equipment & Supplies)	1,140	91,908
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	1,906	403,958
MetLife, Inc. (Insurance)	564	32,678
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	7	10,711
MGM Resorts International (Hotels, Restaurants & Leisure)	269	11,949
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	239	20,023
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	934	56,358
Microsoft Corp. (Software)	2,678	772,067
Mid-America Apartment Communities, Inc. (Diversified REITs)	100	15,104
Mohawk Industries, Inc.* (Household Durables)	44	4,410
Molson Coors Beverage Co. - Class B (Beverages)	161	8,320
Mondelez International, Inc. - Class A (Food Products)	537	37,439
Moody’s Corp. (Capital Markets)	71	21,727
Morgan Stanley (Capital Markets)	1,119	98,249
Motorola Solutions, Inc. (Communications Equipment)	64	18,312
MSCI, Inc. (Capital Markets)	30	16,791
Nasdaq, Inc. (Capital Markets)	105	5,740
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	185	11,812
Netflix, Inc.* (Entertainment)	382	131,973
Newell Brands, Inc. (Household Durables)	320	3,981
Newmont Corp. (Metals & Mining)	680	33,334
News Corp. - Class A (Media)	325	5,613
News Corp. - Class B (Media)	99	1,726
NextEra Energy, Inc. (Electric Utilities)	1,701	131,112
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	1,068	130,979
NiSource, Inc. (Multi-Utilities)	346	9,674
Nordson Corp. (Machinery)	45	10,002
Norfolk Southern Corp. (Ground Transportation)	194	41,128
Northern Trust Corp. (Capital Markets)	180	15,863
Northrop Grumman Corp. (Aerospace & Defense)	35	16,160
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	357	4,802
NRG Energy, Inc. (Electric Utilities)	103	3,532
NVR, Inc.* (Household Durables)	3	16,717
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	92	17,156
Omnicom Group, Inc. (Media)	174	16,415
Oracle Corp. (Software)	540	50,177
Organon & Co. (Pharmaceuticals)	216	5,080
Otis Worldwide Corp. (Machinery)	355	29,962
PACCAR, Inc. (Machinery)	447	32,720
Packaging Corp. of America (Containers & Packaging)	79	10,968
Paramount Global - Class B (Media)	430	9,593
Parker-Hannifin Corp. (Machinery)	110	36,972
Paychex, Inc. (IT Services)	117	13,407
PayPal Holdings, Inc.* (IT Services)	969	73,586
Pentair PLC (Machinery)	141	7,793
PerkinElmer, Inc. (Life Sciences Tools & Services)	109	14,525
Philip Morris International, Inc. (Tobacco)	611	59,420
Phillips 66 (Oil, Gas & Consumable Fuels)	399	40,451
Pinnacle West Capital Corp. (Electric Utilities)	98	7,766
Pool Corp. (Distributors)	13	4,452
PPG Industries, Inc. (Chemicals)	200	26,716
PPL Corp. (Electric Utilities)	629	17,480
Principal Financial Group, Inc. (Insurance)	76	5,648
Prologis, Inc. (Diversified REITs)	791	98,692
Prudential Financial, Inc. (Insurance)	315	26,063
Public Service Enterprise Group, Inc. (Multi-Utilities)	427	26,666
Public Storage (Specialized REITs)	51	15,409
PulteGroup, Inc. (Household Durables)	192	11,190
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	86	8,735
Quest Diagnostics, Inc. (Health Care Providers & Services)	33	4,669
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	36	4,200
Raytheon Technologies Corp. (Aerospace & Defense)	1,254	122,804
Realty Income Corp. (Diversified REITs)	537	34,003
Regency Centers Corp. (Diversified REITs)	132	8,076
Regions Financial Corp. (Banks)	797	14,792
Republic Services, Inc. (Commercial Services & Supplies)	79	10,682
ResMed, Inc. (Health Care Equipment & Supplies)	58	12,701
Robert Half International, Inc. (Professional Services)	93	7,493
Rockwell Automation, Inc. (Electrical Equipment)	99	29,052
Roper Technologies, Inc. (Software)	91	40,103
Ross Stores, Inc. (Specialty Retail)	295	31,308
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	187	12,211
S&P Global, Inc. (Capital Markets)	281	96,881
Salesforce, Inc.* (Software)	857	171,211
SBA Communications Corp. (Specialized REITs)	40	10,443
Schlumberger, Ltd. (Energy Equipment & Services)	570	27,987
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	165	10,910

March 31, 2023 :: ProFund VP Large-Cap Value ::

Common Stocks, continued

	Shares	Value
Sealed Air Corp. (Containers & Packaging)	123	$5,647
Sempra Energy (Multi-Utilities)	108	16,325
Simon Property Group, Inc. (Retail REITs)	279	31,240
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	136	16,045
Snap-on, Inc. (Machinery)	21	5,185
Southwest Airlines Co. (Passenger Airlines)	509	16,563
Stanley Black & Decker, Inc. (Machinery)	126	10,153
Starbucks Corp. (Hotels, Restaurants & Leisure)	482	50,191
State Street Corp. (Capital Markets)	299	22,631
STERIS PLC (Health Care Equipment & Supplies)	85	16,259
Stryker Corp. (Health Care Equipment & Supplies)	288	82,216
Synchrony Financial (Consumer Finance)	373	10,847
Sysco Corp. (Consumer Staples Distribution & Retail)	435	33,595
T. Rowe Price Group, Inc. (Capital Markets)	191	21,564
Take-Two Interactive Software, Inc.* (Entertainment)	136	16,225
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	201	8,665
Target Corp. (Broadline Retail)	395	65,424
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	271	35,542
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	39	17,447
Teleflex, Inc. (Health Care Equipment & Supplies)	39	9,879
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	67	7,203
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	287	53,385
Textron, Inc. (Aerospace & Defense)	180	12,713
The AES Corp. (Independent Power and Renewable Electricity Producers)	232	5,587
The Allstate Corp. (Insurance)	226	25,043
The Bank of New York Mellon Corp. (Capital Markets)	629	28,582
The Boeing Co.* (Aerospace & Defense)	482	102,391
The Charles Schwab Corp. (Capital Markets)	536	28,076
The Cigna Group (Health Care Providers & Services)	130	33,219
The Clorox Co. (Household Products)	58	9,178
The Coca-Cola Co. (Beverages)	1,166	72,327
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	41	15,308
The Estee Lauder Cos., Inc. (Personal Care Products)	197	48,553
The Goldman Sachs Group, Inc. (Capital Markets)	290	94,862
The Home Depot, Inc. (Specialty Retail)	410	120,998
The Interpublic Group of Cos., Inc. (Media)	332	12,364
The JM Smucker Co. - Class A (Food Products)	92	14,478
The Kraft Heinz Co. (Food Products)	681	26,334
The Kroger Co. (Consumer Staples Distribution & Retail)	557	27,499
The PNC Financial Services Group, Inc. (Banks)	343	43,595
The Procter & Gamble Co. (Household Products)	909	135,160
The Sherwin-Williams Co. (Chemicals)	201	45,179
The Southern Co. (Electric Utilities)	932	64,848
The TJX Cos., Inc. (Specialty Retail)	356	27,896
The Travelers Cos., Inc. (Insurance)	92	15,770
The Walt Disney Co.* (Entertainment)	1,564	156,603
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	163	23,609
Trane Technologies PLC (Building Products)	195	35,876
TransDigm Group, Inc. (Aerospace & Defense)	24	17,689
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	211	11,061
Truist Financial Corp. (Banks)	1,136	38,738
Tyler Technologies, Inc.* (Software)	20	7,093
Tyson Foods, Inc. - Class A (Food Products)	245	14,533
U.S. Bancorp (Banks)	1,192	42,972
UDR, Inc. (Diversified REITs)	264	10,840
Union Pacific Corp. (Ground Transportation)	262	52,730
United Airlines Holdings, Inc.* (Passenger Airlines)	279	12,346
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	626	121,438
United Rentals, Inc. (Trading Companies & Distributors)	59	23,350
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	55	6,991
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	331	46,207
Ventas, Inc. (Diversified REITs)	342	14,826
VeriSign, Inc.* (IT Services)	39	8,242
Verisk Analytics, Inc. (Professional Services)	72	13,813
Verizon Communications, Inc. (Diversified Telecommunication Services)	3,595	139,809
VF Corp. (Textiles, Apparel & Luxury Goods)	281	6,438
Viatris, Inc. (Pharmaceuticals)	1,035	9,957
VICI Properties, Inc. (Diversified REITs)	368	12,004
Vulcan Materials Co. (Construction Materials)	46	7,892
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	612	21,163
Walmart, Inc. (Consumer Staples Distribution & Retail)	1,201	177,087
Warner Bros. Discovery, Inc.* (Entertainment)	1,889	28,524
Waste Management, Inc. (Commercial Services & Supplies)	130	21,213
WEC Energy Group, Inc. (Multi-Utilities)	129	12,228
Wells Fargo & Co. (Banks)	3,263	121,971
Welltower, Inc. (Diversified REITs)	405	29,034

:: ProFund VP Large-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares	Value
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	63	$21,828
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	272	10,246
Westinghouse Air Brake Technologies Corp. (Machinery)	156	15,765
Westrock Co. (Containers & Packaging)	216	6,582
Weyerhaeuser Co. (Diversified REITs)	268	8,075
Whirlpool Corp. (Household Durables)	46	6,073
Willis Towers Watson PLC (Insurance)	92	21,379
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	89	9,960
Xcel Energy, Inc. (Electric Utilities)	469	31,629
Xylem, Inc. (Machinery)	154	16,124
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	87	11,491
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	43	13,674
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	181	23,385
Zions Bancorp (Banks)	128	3,831
Zoetis, Inc. (Pharmaceuticals)	399	66,410
TOTAL COMMON STOCKS
(Cost $9,574,709)		13,772,766

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $16,006	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS
(Cost $16,000)		16,000
TOTAL INVESTMENT SECURITIES
(Cost $9,590,709) - 100.0%		13,788,766
Net other assets (liabilities) - NM		(5,880)
NET ASSETS - 100.0%		$13,782,886

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Large-Cap Value ::

ProFund VP Large-Cap Value invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$355,639	2.5%
Air Freight & Logistics	171,250	1.2%
Automobile Components	121,819	0.9%
Banks	918,333	6.6%
Beverages	111,732	0.8%
Biotechnology	18,072	0.1%
Broadline Retail	516,672	3.7%
Building Products	122,162	0.9%
Capital Markets	675,235	4.9%
Chemicals	296,762	2.2%
Commercial Services & Supplies	46,238	0.3%
Communications Equipment	219,146	1.6%
Construction Materials	26,710	0.2%
Consumer Finance	94,766	0.7%
Consumer Staples Distribution & Retail	323,440	2.3%
Containers & Packaging	75,727	0.5%
Distributors	22,624	0.2%
Diversified REITs	379,722	2.8%
Diversified Telecommunication Services	257,273	1.9%
Electric Utilities	524,842	3.8%
Electrical Equipment	150,139	1.1%
Electronic Equipment, Instruments & Components	120,180	0.9%
Energy Equipment & Services	77,233	0.6%
Entertainment	371,830	2.7%
Financial Services	476,432	3.5%
Food Products	170,332	1.2%
Gas Utilities	5,281	NM
Ground Transportation	121,852	0.9%
Health Care Equipment & Supplies	585,602	4.3%
Health Care Providers & Services	288,967	2.1%
Hotels, Restaurants & Leisure	360,698	2.6%
Household Durables	91,490	0.7%
Household Products	207,058	1.5%
Independent Power and Renewable Electricity Producers	5,587	NM
Industrial Conglomerates	247,936	1.8%
Insurance	340,417	2.5%
Interactive Media & Services	413,095	2.9%
IT Services	406,779	3.0%
Leisure Products	5,960	NM
Life Sciences Tools & Services	132,050	1.0%
Machinery	312,997	2.3%
Media	229,023	1.7%
Metals & Mining	33,334	0.2%
Multi-Utilities	202,342	1.5%
Oil, Gas & Consumable Fuels	143,549	1.0%
Passenger Airlines	60,763	0.4%
Personal Care Products	48,553	0.4%
Pharmaceuticals	223,626	1.6%
Professional Services	48,548	0.4%
Real Estate Management & Development	19,659	0.1%
Residential REITs	9,960	0.1%
Retail REITs	31,240	0.2%
Semiconductors & Semiconductor Equipment	494,124	3.6%
Software	1,226,193	8.9%
Specialized REITs	185,092	1.3%
Specialty Retail	247,481	1.8%
Technology Hardware, Storage & Peripherals	72,085	0.5%
Textiles, Apparel & Luxury Goods	150,282	1.1%
Tobacco	92,126	0.7%
Trading Companies & Distributors	36,781	0.3%
Water Utilities	24,317	0.2%
Wireless Telecommunication Services	23,609	0.2%
Other**	10,120	0.1%
Total	$13,782,886	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Materials (formerly known as ProFund VP Basic Materials) ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.7%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	3,589	$1,030,796
Albemarle Corp. (Chemicals)	1,893	418,429
Amcor PLC (Containers & Packaging)	24,005	273,177
Avery Dennison Corp. (Containers & Packaging)	1,309	234,219
Ball Corp. (Containers & Packaging)	5,072	279,518
Celanese Corp. (Chemicals)	1,612	175,531
CF Industries Holdings, Inc. (Chemicals)	3,170	229,793
Corteva, Inc. (Chemicals)	11,519	694,711
Dow, Inc. (Chemicals)	11,389	624,345
DuPont de Nemours, Inc. (Chemicals)	7,402	531,242
Eastman Chemical Co. (Chemicals)	1,920	161,933
Ecolab, Inc. (Chemicals)	4,004	662,782
FMC Corp. (Chemicals)	2,036	248,657
Freeport-McMoRan, Inc. (Metals & Mining)	23,093	944,734
International Flavors & Fragrances, Inc. (Chemicals)	4,119	378,783
International Paper Co. (Containers & Packaging)	5,746	207,201
Linde PLC (Chemicals)	7,958	2,828,591
LyondellBasell Industries N.V. - Class A (Chemicals)	4,103	385,231
Martin Marietta Materials, Inc. (Construction Materials)	1,003	356,125
Newmont Corp. (Metals & Mining)	12,825	628,682
Nucor Corp. (Metals & Mining)	4,088	631,473
Packaging Corp. of America (Containers & Packaging)	1,495	207,551
PPG Industries, Inc. (Chemicals)	3,798	507,337
Sealed Air Corp. (Containers & Packaging)	2,337	107,292
Steel Dynamics, Inc. (Metals & Mining)	2,695	304,697
The Mosaic Co. (Chemicals)	5,501	252,386
The Sherwin-Williams Co. (Chemicals)	3,811	856,598
Vulcan Materials Co. (Construction Materials)	2,148	368,511
Westrock Co. (Containers & Packaging)	4,113	125,323
TOTAL COMMON STOCKS
(Cost $6,471,479)		14,655,648

Repurchase Agreements(a) (3.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $458,181	$458,000	$458,000
TOTAL REPURCHASE AGREEMENTS
(Cost $458,000)		458,000
TOTAL INVESTMENT SECURITIES
(Cost $6,929,479) - 99.7%		15,113,648
Net other assets (liabilities) - 0.3%		47,625
NET ASSETS - 100.0%		$15,161,273

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Materials (formerly known as ProFund VP Basic Materials):: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Materials Select Sector Index	Goldman Sachs International	4/ 24/23	5.43%	$503,075	$26,295

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Materials invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Chemicals	$9,987,145	65.8%
Construction Materials	724,636	4.8%
Containers & Packaging	1,434,281	9.5%
Metals & Mining	2,509,586	16.6%
Other**	505,625	3.3%
Total	$15,161,273	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $9,799,861	$9,796,000	$9,796,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,796,000)		9,796,000
TOTAL INVESTMENT SECURITIES
(Cost $9,796,000) - 96.3%		9,796,000
Net other assets (liabilities) - 3.7%		379,632
NET ASSETS - 100.0%		$10,175,632

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $1,178,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	5	6/20/23	$1,264,850	$(39,910)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/23	5.33%	$4,217,037	$143,654
S&P MidCap 400	UBS AG	4/27/23	5.18%	4,691,836	159,958
				$8,908,873	$303,612

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Mid-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	616	$44,506
Acuity Brands, Inc. (Electrical Equipment)	186	33,988
Advanced Drainage Systems, Inc. (Building Products)	562	47,326
AECOM (Construction & Engineering)	875	73,780
Affiliated Managers Group, Inc. (Capital Markets)	290	41,302
AGCO Corp. (Machinery)	375	50,700
Agree Realty Corp. (Diversified REITs)	714	48,988
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	296	14,205
American Financial Group, Inc. (Insurance)	366	44,469
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,172	30,495
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,464	104,417
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	3,908	40,995
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	3,222	74,395
AptarGroup, Inc. (Containers & Packaging)	358	42,312
Aramark (Hotels, Restaurants & Leisure)	1,246	44,607
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	606	15,392
Ashland, Inc. (Chemicals)	390	40,057
Autoliv, Inc. (Automobile Components)	290	27,074
AutoNation, Inc.* (Specialty Retail)	183	24,588
Avis Budget Group, Inc.* (Ground Transportation)	290	56,492
Axalta Coating Systems, Ltd.* (Chemicals)	1,159	35,106
Axon Enterprise, Inc.* (Aerospace & Defense)	789	177,407
Bank of Hawaii Corp.(a) (Banks)	237	12,343
Belden, Inc. (Electronic Equipment, Instruments & Components)	500	43,385
BellRing Brands, Inc.* (Personal Care Products)	639	21,726
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	895	68,083
Black Hills Corp. (Multi-Utilities)	394	24,861
Blackbaud, Inc.* (Software)	240	16,632
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	545	34,945
Brixmor Property Group, Inc. (Retail REITs)	1,715	36,907
Bruker Corp. (Life Sciences Tools & Services)	689	54,321
Brunswick Corp. (Leisure Products)	499	40,918
Builders FirstSource, Inc.* (Building Products)	1,717	152,435
Cabot Corp. (Chemicals)	658	50,429
CACI International, Inc.* - Class A (Professional Services)	176	52,145
Calix, Inc.* (Communications Equipment)	664	35,584
Carlisle Cos., Inc. (Building Products)	604	136,546
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	434	93,944
Cathay General Bancorp (Banks)	432	14,913
Celsius Holdings, Inc.* (Beverages)	471	43,774
ChampionX Corp. (Energy Equipment & Services)	2,319	62,914
Chart Industries, Inc.* (Machinery)	224	28,090
Chemed Corp. (Health Care Providers & Services)	119	63,992
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	191	22,383
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	369	49,667
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	384	98,708
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	645	70,550
Clean Harbors, Inc.* (Commercial Services & Supplies)	587	83,683
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	1,986	31,816
Cognex Corp. (Electronic Equipment, Instruments & Components)	1,050	52,028
Columbia Banking System, Inc. (Banks)	1,262	27,032
Commerce Bancshares, Inc. (Banks)	903	52,690
Commercial Metals Co. (Metals & Mining)	765	37,409
CommVault Systems, Inc.* (Software)	348	19,746
Concentrix Corp. (IT Services)	498	60,532
Corporate Office Properties Trust (Office REITs)	682	16,170
Crane Holdings Co. (Machinery)	278	31,553
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	720	91,037
CubeSmart (Specialized REITs)	1,415	65,401
Cullen/Frost Bankers, Inc. (Banks)	503	52,986
Curtiss-Wright Corp. (Aerospace & Defense)	446	78,612
Darling Ingredients, Inc.* (Food Products)	1,871	109,266
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	308	138,461
Dick’s Sporting Goods, Inc. (Specialty Retail)	349	49,520
Donaldson Co., Inc. (Machinery)	910	59,459
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	1,129	55,739
Dynatrace, Inc.* (Software)	2,530	107,019
Eagle Materials, Inc. (Construction Materials)	421	61,782
East West Bancorp, Inc. (Banks)	839	46,565
EastGroup Properties, Inc. (Industrial REITs)	279	46,124
EMCOR Group, Inc. (Construction & Engineering)	556	90,400

:: ProFund VP Mid-Cap Growth :: March 31, 2023

Common Stocks, continued

	Shares	Value
Encompass Health Corp. (Health Care Providers & Services)	536	$28,998
Envestnet, Inc.* (Software)	317	18,598
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,324	13,433
Essential Utilities, Inc. (Water Utilities)	2,786	121,609
Euronet Worldwide, Inc.* (IT Services)	269	30,101
Evercore, Inc. (Capital Markets)	209	24,114
Exelixis, Inc.* (Biotechnology)	3,782	73,409
ExlService Holdings, Inc.* (IT Services)	386	62,466
Exponent, Inc. (Professional Services)	407	40,574
Federated Hermes, Inc. - Class B (Capital Markets)	681	27,335
First Financial Bankshares, Inc. (Banks)	802	25,584
First Horizon Corp. (Banks)	4,132	73,466
First Industrial Realty Trust, Inc. (Industrial REITs)	787	41,868
FirstCash Holdings, Inc. (Consumer Finance)	438	41,772
Five Below, Inc.* (Specialty Retail)	446	91,862
Flowers Foods, Inc. (Food Products)	1,412	38,703
Fox Factory Holding Corp.* (Automobile Components)	494	59,957
FTI Consulting, Inc.* (Professional Services)	402	79,335
Fulton Financial Corp. (Banks)	958	13,240
GATX Corp. (Trading Companies & Distributors)	213	23,434
Genpact, Ltd. (IT Services)	1,119	51,720
Gentex Corp. (Automobile Components)	1,259	35,290
Glacier Bancorp, Inc. (Banks)	698	29,323
Globus Medical, Inc.* (Health Care Equipment & Supplies)	909	51,486
Graco, Inc. (Machinery)	1,278	93,307
Grand Canyon Education, Inc.* (Diversified Consumer Services)	358	40,776
H&R Block, Inc. (Diversified Consumer Services)	1,776	62,604
Haemonetics Corp.* (Health Care Equipment & Supplies)	588	48,657
Halozyme Therapeutics, Inc.* (Biotechnology)	1,577	60,226
Hancock Whitney Corp. (Banks)	490	17,836
Harley-Davidson, Inc. (Automobile Components)	979	37,173
HealthEquity, Inc.* (Health Care Providers & Services)	988	58,005
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	691	33,431
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	472	20,971
Hubbell, Inc. (Electrical Equipment)	625	152,069
IDACORP, Inc. (Electric Utilities)	313	33,907
Inari Medical, Inc.* (Health Care Equipment & Supplies)	564	34,821
Ingevity Corp.* (Chemicals)	411	29,395
Insperity, Inc. (Professional Services)	416	50,565
Interactive Brokers Group, Inc. (Capital Markets)	673	55,563
International Bancshares Corp. (Banks)	376	16,100
Iridium Communications, Inc. (Diversified Telecommunication Services)	1,467	90,851
ITT, Inc. (Machinery)	443	38,231
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	734	107,406
Jefferies Financial Group, Inc. (Capital Markets)	2,112	67,035
KBR, Inc. (Professional Services)	1,601	88,135
Kinsale Capital Group, Inc. (Insurance)	253	75,937
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	938	53,072
Lamar Advertising Co. - Class A (Specialized REITs)	570	56,937
Lancaster Colony Corp. (Food Products)	232	47,068
Landstar System, Inc. (Ground Transportation)	419	75,110
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	804	66,378
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,600	152,799
Lennox International, Inc. (Building Products)	234	58,800
Life Storage, Inc. (Specialized REITs)	606	79,441
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	503	30,205
Lincoln Electric Holdings, Inc. (Machinery)	674	113,973
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	179	47,988
Louisiana-Pacific Corp. (Paper & Forest Products)	836	45,320
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	602	42,646
Manhattan Associates, Inc.* (Software)	424	65,656
Masimo Corp.* (Health Care Equipment & Supplies)	356	65,696
Matador Resources Co. (Oil, Gas & Consumable Fuels)	1,310	62,422
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	294	55,287
Mercury Systems, Inc.* (Aerospace & Defense)	393	20,090
MP Materials Corp.* (Metals & Mining)	1,077	30,361
MSA Safety, Inc. (Commercial Services & Supplies)	237	31,640
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	276	23,184
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	1,705	63,051
Murphy USA, Inc. (Specialty Retail)	234	60,384
National Fuel Gas Co. (Gas Utilities)	749	43,247
National Instruments Corp. (Electronic Equipment, Instruments & Components)	884	46,330
National Retail Properties, Inc. (Retail REITs)	1,122	49,536
National Storage Affiliates Trust (Specialized REITs)	464	19,386

March 31, 2023 :: ProFund VP Mid-Cap Growth ::

Common Stocks, continued

	Shares	Value
Neurocrine Biosciences, Inc.* (Biotechnology)	1,126	$113,974
New Jersey Resources Corp. (Gas Utilities)	734	39,049
NewMarket Corp. (Chemicals)	43	15,694
Nexstar Media Group, Inc. (Media)	440	75,970
NOV, Inc. (Energy Equipment & Services)	4,585	84,869
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	417	66,341
nVent Electric PLC (Electrical Equipment)	1,944	83,475
OGE Energy Corp. (Electric Utilities)	2,337	88,012
Olin Corp. (Chemicals)	1,436	79,698
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	332	19,236
Omega Healthcare Investors, Inc. (Health Care REITs)	1,340	36,729
ONE Gas, Inc. (Gas Utilities)	632	50,073
Option Care Health, Inc.* (Health Care Providers & Services)	1,952	62,015
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	362	30,687
Owens Corning (Building Products)	590	56,522
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	168	12,588
Paylocity Holding Corp.* (Software)	482	95,812
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	1,333	57,799
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	1,076	69,058
Penumbra, Inc.* (Health Care Equipment & Supplies)	279	77,755
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	819	49,418
PNM Resources, Inc. (Electric Utilities)	622	30,279
Polaris, Inc. (Leisure Products)	331	36,619
PotlatchDeltic Corp. (Specialized REITs)	537	26,582
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	665	56,286
Primerica, Inc. (Insurance)	297	51,155
Progyny, Inc.* (Health Care Providers & Services)	326	10,471
Qualys, Inc.* (Software)	403	52,398
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	343	30,558
Range Resources Corp. (Oil, Gas & Consumable Fuels)	2,819	74,618
Rayonier, Inc. (Specialized REITs)	945	31,431
Reliance Steel & Aluminum Co. (Metals & Mining)	686	176,123
RenaissanceRe Holdings, Ltd. (Insurance)	286	57,297
Repligen Corp.* (Life Sciences Tools & Services)	602	101,352
Rexford Industrial Realty, Inc. (Industrial REITs)	1,258	75,040
RLI Corp. (Insurance)	472	62,734
Royal Gold, Inc. (Metals & Mining)	766	99,357
RPM International, Inc. (Chemicals)	1,506	131,382
Saia, Inc.* (Ground Transportation)	176	47,886
Science Applications International Corp. (Professional Services)	428	45,993
SEI Investments Co. (Capital Markets)	1,190	68,485
Selective Insurance Group, Inc. (Insurance)	705	67,208
Service Corp. International (Diversified Consumer Services)	1,795	123,460
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	422	91,503
Silgan Holdings, Inc. (Containers & Packaging)	977	52,436
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	197	34,493
Simpson Manufacturing Co., Inc. (Building Products)	497	54,491
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	101	14,365
SLM Corp. (Consumer Finance)	2,809	34,804
Sonoco Products Co. (Containers & Packaging)	580	35,380
SouthState Corp. (Banks)	503	35,844
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	12,876	64,380
Spire, Inc. (Gas Utilities)	301	21,112
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	667	23,365
STAAR Surgical Co.* (Health Care Equipment & Supplies)	383	24,493
SunPower Corp.* (Electrical Equipment)	557	7,709
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	435	46,349
Tempur Sealy International, Inc. (Household Durables)	1,989	78,545
Teradata Corp.* (Software)	547	22,033
Tetra Tech, Inc. (Commercial Services & Supplies)	354	52,006
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	781	84,396
The Boston Beer Co., Inc.* - Class A (Beverages)	75	24,653
The Brink’s Co. (Commercial Services & Supplies)	254	16,967
The Chemours Co. (Chemicals)	987	29,551
The Hanover Insurance Group, Inc. (Insurance)	245	31,483
The Middleby Corp.* (Machinery)	302	44,276
The New York Times Co. - Class A (Media)	960	37,325
The Timken Co. (Machinery)	378	30,890
The Toro Co. (Machinery)	1,221	135,727
The Wendy’s Co. (Hotels, Restaurants & Leisure)	1,989	43,320
TopBuild Corp.* (Household Durables)	198	41,212
Trex Co., Inc.* (Building Products)	679	33,047
UFP Industries, Inc. (Building Products)	719	57,139
United Bankshares, Inc. (Banks)	752	26,470
United Therapeutics Corp.* (Biotechnology)	531	118,922
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	320	49,642
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	668	24,676

:: ProFund VP Mid-Cap Growth :: March 31, 2023

Common Stocks, continued

	Shares	Value
Valaris, Ltd.* (Energy Equipment & Services)	702	$45,672
Valmont Industries, Inc. (Construction & Engineering)	249	79,501
Valvoline, Inc. (Chemicals)	923	32,250
Vicor Corp.* (Electrical Equipment)	112	5,257
Visteon Corp.* (Automobile Components)	329	51,597
Watsco, Inc. (Trading Companies & Distributors)	388	123,446
Watts Water Technologies, Inc. - Class A (Machinery)	166	27,941
Westlake Corp. (Chemicals)	402	46,624
WEX, Inc.* (IT Services)	509	93,601
Williams-Sonoma, Inc. (Specialty Retail)	373	45,379
Wingstop, Inc. (Hotels, Restaurants & Leisure)	349	64,069
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	653	42,412
World Wrestling Entertainment, Inc. - Class A (Entertainment)	507	46,269
Worthington Industries, Inc. (Metals & Mining)	174	11,249
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	536	36,368
YETI Holdings, Inc.* (Leisure Products)	553	22,120
TOTAL COMMON STOCKS
(Cost $9,773,386)		12,842,758

Repurchase Agreements(b) (0.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $40,016	$40,000	$40,000
TOTAL REPURCHASE AGREEMENTS
(Cost $40,000)		40,000

Collateral for Securities Loaned(c)(NM)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(d)	3,380	$3,380
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $3,380)		3,380
TOTAL INVESTMENT SECURITIES
(Cost $9,816,766) - 99.9%		12,886,138
Net other assets (liabilities) - 0.1%		18,866
NET ASSETS - 100.0%		$12,905,004

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $3,385.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Mid-Cap Growth ::

ProFund VP Mid-Cap Growth invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$276,109	2.1%
Automobile Components	211,091	1.6%
Banks	444,392	3.5%
Beverages	68,427	0.5%
Biotechnology	381,923	3.0%
Broadline Retail	19,236	0.1%
Building Products	596,306	4.6%
Capital Markets	283,834	2.2%
Chemicals	490,186	3.8%
Commercial Services & Supplies	184,296	1.4%
Communications Equipment	35,584	0.3%
Construction & Engineering	243,681	1.9%
Construction Materials	61,782	0.5%
Consumer Finance	76,576	0.6%
Consumer Staples Distribution & Retail	259,486	2.0%
Containers & Packaging	130,128	1.0%
Diversified Consumer Services	226,840	1.8%
Diversified REITs	48,988	0.4%
Diversified Telecommunication Services	90,851	0.7%
Electric Utilities	152,198	1.2%
Electrical Equipment	282,498	2.2%
Electronic Equipment, Instruments & Components	256,072	2.0%
Energy Equipment & Services	193,455	1.5%
Entertainment	46,269	0.4%
Food Products	195,037	1.5%
Gas Utilities	153,481	1.2%
Ground Transportation	232,560	1.8%
Health Care Equipment & Supplies	491,347	3.8%
Health Care Providers & Services	267,987	2.1%
Health Care REITs	36,729	0.3%
Hotels, Restaurants & Leisure	492,560	3.8%
Household Durables	119,757	0.9%
Independent Power and Renewable Electricity Producers	30,687	0.2%
Industrial REITs	163,032	1.3%
Insurance	390,283	3.0%
IT Services	298,420	2.3%
Leisure Products	99,657	0.8%
Life Sciences Tools & Services	210,960	1.6%
Machinery	654,147	5.2%
Media	113,295	0.8%
Metals & Mining	354,499	2.7%
Mortgage Real Estate Investment Trusts (REITs)	104,417	0.8%
Multi-Utilities	24,861	0.2%
Office REITs	16,170	0.1%
Oil, Gas & Consumable Fuels	690,804	5.4%
Paper & Forest Products	45,320	0.4%
Personal Care Products	21,726	0.2%
Pharmaceuticals	107,406	0.8%
Professional Services	356,747	2.8%
Retail REITs	86,443	0.7%
Semiconductors & Semiconductor Equipment	507,893	3.9%
Software	397,894	3.1%
Specialized REITs	279,178	2.1%
Specialty Retail	271,733	2.1%
Technology Hardware, Storage & Peripherals	46,349	0.4%
Textiles, Apparel & Luxury Goods	229,498	1.8%
Trading Companies & Distributors	170,064	1.3%
Water Utilities	121,609	0.9%
Other**	62,246	0.4%
Total	$12,905,004	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Mid-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	457	$33,018
ACI Worldwide, Inc.* (Software)	1,346	36,315
Acuity Brands, Inc. (Electrical Equipment)	192	35,084
Adient PLC* (Automobile Components)	1,143	46,817
Advanced Drainage Systems, Inc. (Building Products)	172	14,484
AECOM (Construction & Engineering)	766	64,589
Affiliated Managers Group, Inc. (Capital Markets)	153	21,790
AGCO Corp. (Machinery)	356	48,131
Agree Realty Corp. (Diversified REITs)	329	22,573
Alcoa Corp. (Metals & Mining)	2,121	90,270
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	476	22,843
ALLETE, Inc. (Electric Utilities)	686	44,158
Amedisys, Inc.* (Health Care Providers & Services)	390	28,685
American Financial Group, Inc. (Insurance)	461	56,012
Apartment Income REIT Corp. (Residential REITs)	1,782	63,814
AptarGroup, Inc. (Containers & Packaging)	415	49,048
Aramark (Hotels, Restaurants & Leisure)	1,841	65,908
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	698	87,159
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	675	17,145
ASGN, Inc.* (Professional Services)	598	49,437
Ashland, Inc. (Chemicals)	198	20,337
Aspen Technology, Inc.* (Software)	349	79,876
Associated Banc-Corp. (Banks)	1,801	32,382
Autoliv, Inc. (Automobile Components)	632	59,004
AutoNation, Inc.* (Specialty Retail)	222	29,828
Avient Corp. (Chemicals)	1,025	42,189
Avnet, Inc. (Electronic Equipment, Instruments & Components)	1,095	49,494
Axalta Coating Systems, Ltd.* (Chemicals)	1,454	44,042
Azenta, Inc.* (Life Sciences Tools & Services)	828	36,945
Bank of Hawaii Corp. (Banks)	235	12,239
Bank OZK (Banks)	1,319	45,110
BellRing Brands, Inc.* (Personal Care Products)	944	32,096
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	693	52,717
Black Hills Corp. (Multi-Utilities)	375	23,663
Blackbaud, Inc.* (Software)	288	19,958
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	390	25,007
Brighthouse Financial, Inc.* (Insurance)	818	36,082
Brixmor Property Group, Inc. (Retail REITs)	1,832	39,425
Bruker Corp. (Life Sciences Tools & Services)	492	38,789
Brunswick Corp. (Leisure Products)	356	29,192
Cable One, Inc. (Media)	57	40,013
CACI International, Inc.* - Class A (Professional Services)	101	29,924
Cadence Bank (Banks)	2,186	45,381
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	1,507	70,829
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	457	32,867
Cathay General Bancorp (Banks)	426	14,706
Chart Industries, Inc.* (Machinery)	281	35,237
Chemed Corp. (Health Care Providers & Services)	57	30,652
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	137	16,055
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	119	16,017
Ciena Corp.* (Communications Equipment)	1,778	93,381
Cleveland-Cliffs, Inc.* (Metals & Mining)	6,174	113,169
CNO Financial Group, Inc. (Insurance)	1,370	30,400
Coca-Cola Consolidated, Inc. (Beverages)	55	29,429
Cognex Corp. (Electronic Equipment, Instruments & Components)	994	49,253
Coherent Corp.* (Electronic Equipment, Instruments & Components)	1,665	63,403
Columbia Banking System, Inc. (Banks)	1,196	25,618
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	424	38,262
Commerce Bancshares, Inc. (Banks)	436	25,441
Commercial Metals Co. (Metals & Mining)	617	30,171
CommVault Systems, Inc.* (Software)	177	10,043
Corporate Office Properties Trust (Office REITs)	647	15,340
Coty, Inc.* - Class A (Personal Care Products)	4,392	52,968
Cousins Properties, Inc. (Office REITs)	1,815	38,805
Crane Holdings Co. (Machinery)	286	32,461
CubeSmart (Specialized REITs)	1,238	57,221
Cullen/Frost Bankers, Inc. (Banks)	254	26,756
Dana, Inc. (Automobile Components)	1,529	23,011
Dick’s Sporting Goods, Inc. (Specialty Retail)	358	50,797
Donaldson Co., Inc. (Machinery)	524	34,238
Douglas Emmett, Inc. (Office REITs)	2,107	25,979
East West Bancorp, Inc. (Banks)	828	45,954
EastGroup Properties, Inc. (Industrial REITs)	236	39,016
Encompass Health Corp. (Health Care Providers & Services)	646	34,949
Energizer Holdings, Inc. (Household Products)	796	27,621
EnerSys (Electrical Equipment)	490	42,571

:: ProFund VP Mid-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares	Value
Enovis Corp.* (Health Care Equipment & Supplies)	571	$30,543
Envestnet, Inc.* (Software)	338	19,830
Envista Holdings Corp.* (Health Care Equipment & Supplies)	1,955	79,920
EPR Properties (Specialized REITs)	899	34,252
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	2,800	16,184
Esab Corp. (Machinery)	619	36,564
Essent Group, Ltd. (Financial Services)	1,290	51,665
Euronet Worldwide, Inc.* (IT Services)	288	32,227
Evercore, Inc. (Capital Markets)	214	24,691
Exponent, Inc. (Professional Services)	188	18,742
F.N.B. Corp. (Banks)	4,318	50,089
Federated Hermes, Inc. - Class B (Capital Markets)	314	12,604
First American Financial Corp. (Insurance)	1,241	69,074
First Financial Bankshares, Inc. (Banks)	731	23,319
First Horizon Corp. (Banks)	2,186	38,867
First Industrial Realty Trust, Inc. (Industrial REITs)	776	41,283
Five Below, Inc.* (Specialty Retail)	207	42,636
Flowers Foods, Inc. (Food Products)	852	23,353
Flowserve Corp. (Machinery)	1,566	53,244
Fluor Corp.* (Construction & Engineering)	1,703	52,640
Foot Locker, Inc. (Specialty Retail)	950	37,706
Fortune Brands Innovations, Inc. (Building Products)	1,537	90,268
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	2,671	60,819
Fulton Financial Corp. (Banks)	1,024	14,152
GameStop Corp.*(a) - Class A (Specialty Retail)	3,030	69,750
GATX Corp. (Trading Companies & Distributors)	202	22,224
Genpact, Ltd. (IT Services)	867	40,073
Gentex Corp. (Automobile Components)	1,517	42,522
Glacier Bancorp, Inc. (Banks)	611	25,668
Graco, Inc. (Machinery)	707	51,618
Graham Holdings Co. - Class B (Diversified Consumer Services)	46	27,409
Greif, Inc. - Class A (Containers & Packaging)	307	19,455
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	1,061	29,984
GXO Logistics, Inc.* (Air Freight & Logistics)	1,422	71,754
Hancock Whitney Corp. (Banks)	523	19,037
Harley-Davidson, Inc. (Automobile Components)	590	22,402
Hawaiian Electric Industries, Inc. (Electric Utilities)	1,312	50,381
Healthcare Realty Trust, Inc. (Health Care REITs)	4,560	88,145
Helen of Troy, Ltd.* (Household Durables)	287	27,314
Hertz Global Holdings, Inc.* (Ground Transportation)	1,931	31,456
Hexcel Corp. (Aerospace & Defense)	1,010	68,933
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	902	43,639
Highwoods Properties, Inc. (Office REITs)	1,260	29,219
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	466	20,704
Home BancShares, Inc. (Banks)	2,267	49,217
ICU Medical, Inc.* (Health Care Equipment & Supplies)	241	39,755
IDACORP, Inc. (Electric Utilities)	285	30,874
Independence Realty Trust, Inc. (Residential REITs)	2,682	42,992
Ingredion, Inc. (Food Products)	788	80,164
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	871	50,004
Interactive Brokers Group, Inc. (Capital Markets)	542	44,748
International Bancshares Corp. (Banks)	246	10,534
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	385	47,474
ITT, Inc. (Machinery)	535	46,171
Jabil, Inc. (Electronic Equipment, Instruments & Components)	1,597	140,792
Janus Henderson Group PLC (Capital Markets)	1,587	42,278
JetBlue Airways Corp.* (Passenger Airlines)	3,881	28,254
John Wiley & Sons, Inc. - Class A (Media)	513	19,889
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	568	82,638
KB Home (Household Durables)	978	39,296
Kemper Corp. (Insurance)	766	41,870
Kilroy Realty Corp. (Office REITs)	1,263	40,922
Kirby Corp.* (Marine Transportation)	717	49,975
Kite Realty Group Trust (Retail REITs)	2,625	54,915
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	963	54,487
Kohl’s Corp. (Broadline Retail)	1,324	31,167
Kyndryl Holdings, Inc.* (IT Services)	2,453	36,206
Lamar Advertising Co. - Class A (Specialized REITs)	460	45,949
Lear Corp. (Automobile Components)	708	98,759
Leggett & Platt, Inc. (Household Durables)	1,588	50,625
Lennox International, Inc. (Building Products)	146	36,687
Life Storage, Inc. (Specialized REITs)	397	52,043
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	607	36,450
Lithia Motors, Inc. (Specialty Retail)	328	75,088
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	113	30,294
LivaNova PLC* (Health Care Equipment & Supplies)	641	27,935
Lumentum Holdings, Inc.* (Communications Equipment)	820	44,288
Macy’s, Inc. (Broadline Retail)	3,248	56,808
Manhattan Associates, Inc.* (Software)	315	48,778
ManpowerGroup, Inc. (Professional Services)	606	50,013
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	460	62,036

March 31, 2023 :: ProFund VP Mid-Cap Value ::

Common Stocks, continued

	Shares	Value
Masimo Corp.* (Health Care Equipment & Supplies)	214	$39,492
MasTec, Inc.* (Construction & Engineering)	709	66,958
Mattel, Inc.* (Leisure Products)	4,246	78,169
Maximus, Inc. (IT Services)	728	57,294
MDU Resources Group, Inc. (Construction & Engineering)	2,437	74,280
Medical Properties Trust, Inc. (Health Care REITs)	7,177	58,995
Mercury Systems, Inc.* (Aerospace & Defense)	293	14,978
MGIC Investment Corp. (Financial Services)	3,515	47,171
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	686	60,794
MSA Safety, Inc. (Commercial Services & Supplies)	199	26,567
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	283	23,772
National Fuel Gas Co. (Gas Utilities)	330	19,054
National Instruments Corp. (Electronic Equipment, Instruments & Components)	658	34,486
National Retail Properties, Inc. (Retail REITs)	1,021	45,077
National Storage Affiliates Trust (Specialized REITs)	536	22,394
Navient Corp. (Consumer Finance)	1,214	19,412
NCR Corp.* (Software)	1,653	38,994
Neogen Corp.* (Health Care Equipment & Supplies)	2,589	47,948
New Jersey Resources Corp. (Gas Utilities)	407	21,652
New York Community Bancorp, Inc. (Banks)	8,161	73,774
NewMarket Corp. (Chemicals)	38	13,869
Nordstrom, Inc. (Broadline Retail)	1,342	21,834
NorthWestern Corp. (Multi-Utilities)	693	40,096
Old National Bancorp (Banks)	3,509	50,600
Old Republic International Corp. (Insurance)	3,305	82,526
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	353	20,453
Omega Healthcare Investors, Inc. (Health Care REITs)	1,431	39,224
Omnicell, Inc.* (Health Care Equipment & Supplies)	535	31,388
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	258	21,871
Oshkosh Corp. (Machinery)	783	65,131
Owens Corning (Building Products)	515	49,337
PacWest Bancorp (Banks)	1,410	13,719
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	212	15,885
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	2,693	33,285
Patterson Cos., Inc. (Health Care Providers & Services)	1,035	27,707
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	1,859	55,138
Penumbra, Inc.* (Health Care Equipment & Supplies)	168	46,820
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	1,029	62,090
Perrigo Co. PLC (Pharmaceuticals)	1,613	57,858
Physicians Realty Trust (Health Care REITs)	2,734	40,819
Pilgrim’s Pride Corp.* (Food Products)	538	12,471
Pinnacle Financial Partners, Inc. (Banks)	916	50,527
PNM Resources, Inc. (Electric Utilities)	391	19,034
Polaris, Inc. (Leisure Products)	313	34,627
Portland General Electric Co. (Electric Utilities)	1,070	52,312
Post Holdings, Inc.* (Food Products)	643	57,786
PotlatchDeltic Corp. (Specialized REITs)	416	20,592
Primerica, Inc. (Insurance)	138	23,769
Progyny, Inc.* (Health Care Providers & Services)	568	18,244
Prosperity Bancshares, Inc. (Banks)	1,093	67,241
PVH Corp. (Textiles, Apparel & Luxury Goods)	760	67,762
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	288	25,658
R1 RCM, Inc.* (Health Care Providers & Services)	1,647	24,705
Rayonier, Inc. (Specialized REITs)	794	26,408
Regal Rexnord Corp. (Electrical Equipment)	793	111,599
Reinsurance Group of America, Inc. (Insurance)	800	106,207
RenaissanceRe Holdings, Ltd. (Insurance)	231	46,279
Rexford Industrial Realty, Inc. (Industrial REITs)	975	58,158
RH* (Specialty Retail)	224	54,555
Ryder System, Inc. (Ground Transportation)	603	53,812
Sabra Health Care REIT, Inc. (Health Care REITs)	2,768	31,832
Saia, Inc.* (Ground Transportation)	137	37,275
Science Applications International Corp. (Professional Services)	216	23,211
Sensient Technologies Corp. (Chemicals)	504	38,586
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	180	31,516
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	88	12,516
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	1,608	76,412
Sonoco Products Co. (Containers & Packaging)	573	34,953
Sotera Health Co.* (Life Sciences Tools & Services)	1,183	21,188
SouthState Corp. (Banks)	391	27,863
Southwest Gas Holdings, Inc. (Gas Utilities)	779	48,649
Spire, Inc. (Gas Utilities)	322	22,585
Spirit Realty Capital, Inc. (Retail REITs)	1,674	66,692

:: ProFund VP Mid-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares	Value
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	583	$20,422
STAAR Surgical Co.* (Health Care Equipment & Supplies)	185	11,831
Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	3,709	65,612
Stericycle, Inc.* (Commercial Services & Supplies)	1,104	48,145
Stifel Financial Corp. (Capital Markets)	1,262	74,571
SunPower Corp.* (Electrical Equipment)	449	6,214
Sunrun, Inc.* (Electrical Equipment)	2,553	51,443
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	112	11,934
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	472	52,463
Syneos Health, Inc.* (Life Sciences Tools & Services)	1,233	43,920
Synovus Financial Corp. (Banks)	1,742	53,706
Taylor Morrison Home Corp.* (Household Durables)	1,298	49,661
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	504	48,782
TEGNA, Inc. (Media)	2,672	45,183
Tenet Healthcare Corp.* (Health Care Providers & Services)	1,295	76,948
Teradata Corp.* (Software)	659	26,545
Terex Corp. (Machinery)	808	39,091
Tetra Tech, Inc. (Commercial Services & Supplies)	274	40,253
Texas Capital Bancshares, Inc.* (Banks)	578	28,299
The Boston Beer Co., Inc.* - Class A (Beverages)	35	11,505
The Brink’s Co. (Commercial Services & Supplies)	295	19,706
The Chemours Co. (Chemicals)	764	22,874
The Gap, Inc. (Specialty Retail)	2,536	25,461
The Goodyear Tire & Rubber Co.* (Automobile Components)	3,389	37,347
The Hanover Insurance Group, Inc. (Insurance)	174	22,359
The Macerich Co. (Retail REITs)	2,580	27,348
The Middleby Corp.* (Machinery)	336	49,261
The New York Times Co. - Class A (Media)	987	38,375
The Scotts Miracle-Gro Co. (Chemicals)	490	34,173
The Timken Co. (Machinery)	405	33,097
The Western Union Co. (IT Services)	4,475	49,896
Thor Industries, Inc. (Automobile Components)	641	51,049
Toll Brothers, Inc. (Household Durables)	1,232	73,958
TopBuild Corp.* (Household Durables)	180	37,465
Topgolf Callaway Brands Corp.* (Leisure Products)	1,661	35,911
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	974	38,181
Trex Co., Inc.* (Building Products)	618	30,078
TripAdvisor, Inc.* (Interactive Media & Services)	1,255	24,924
UGI Corp. (Gas Utilities)	2,511	87,283
UMB Financial Corp. (Banks)	521	30,072
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	2,261	21,457
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	2,272	19,380
United Bankshares, Inc. (Banks)	836	29,427
United States Steel Corp. (Metals & Mining)	2,715	70,862
Univar Solutions, Inc.* (Trading Companies & Distributors)	1,954	68,449
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	193	29,940
Unum Group (Insurance)	2,241	88,654
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	1,765	65,198
Valley National Bancorp (Banks)	5,036	46,533
Valvoline, Inc. (Chemicals)	1,113	38,888
Vicor Corp.* (Electrical Equipment)	152	7,135
Victoria’s Secret & Co.* (Specialty Retail)	969	33,091
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	1,552	35,106
Vontier Corp. (Electronic Equipment, Instruments & Components)	1,893	51,755
Vornado Realty Trust (Diversified REITs)	1,930	29,664
Voya Financial, Inc. (Financial Services)	1,162	83,036
Watts Water Technologies, Inc. - Class A (Machinery)	157	26,426
Webster Financial Corp. (Banks)	2,085	82,190
Werner Enterprises, Inc. (Ground Transportation)	705	32,070
Williams-Sonoma, Inc. (Specialty Retail)	415	50,489
Wintrust Financial Corp. (Banks)	728	53,108
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	820	53,259
Woodward, Inc. (Aerospace & Defense)	716	69,717
Worthington Industries, Inc. (Metals & Mining)	185	11,960
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	508	34,468
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	1,343	20,682
XPO, Inc.* (Ground Transportation)	1,378	43,958
YETI Holdings, Inc.* (Leisure Products)	465	18,600
Ziff Davis, Inc.* (Interactive Media & Services)	565	44,099
TOTAL COMMON STOCKS
(Cost $10,163,774)		12,511,209

Collateral for Securities Loaned(b) (0.4%)

Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(c)	53,015	53,015
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $53,015)		53,015
TOTAL INVESTMENT SECURITIES
(Cost $10,216,789) - 100.4%		12,564,224
Net other assets (liabilities) - (0.4)%		(53,642)
NET ASSETS - 100.0%		$12,510,582

*	Non-income producing security.

March 31, 2023 :: ProFund VP Mid-Cap Value ::

(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $53,061.
(b)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

:: ProFund VP Mid-Cap Value :: March 31, 2023

ProFund VP Mid-Cap Value invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$153,628	1.2%
Air Freight & Logistics	71,754	0.6%
Automobile Components	380,911	3.0%
Banks	1,111,529	8.8%
Beverages	40,934	0.3%
Biotechnology	17,145	0.1%
Broadline Retail	130,262	1.0%
Building Products	220,854	1.8%
Capital Markets	220,682	1.8%
Chemicals	254,958	2.0%
Commercial Services & Supplies	134,671	1.1%
Communications Equipment	137,669	1.1%
Construction & Engineering	258,467	2.1%
Consumer Finance	19,412	0.2%
Consumer Staples Distribution & Retail	230,411	1.9%
Containers & Packaging	103,456	0.8%
Diversified Consumer Services	27,409	0.2%
Diversified REITs	52,237	0.4%
Diversified Telecommunication Services	60,819	0.5%
Electric Utilities	196,759	1.6%
Electrical Equipment	254,046	2.0%
Electronic Equipment, Instruments & Components	637,998	5.1%
Financial Services	181,872	1.5%
Food Products	173,774	1.4%
Gas Utilities	199,223	1.5%
Ground Transportation	253,058	2.0%
Health Care Equipment & Supplies	431,294	3.5%
Health Care Providers & Services	274,908	2.2%
Health Care REITs	259,015	2.0%
Hotel & Resort REITs	33,285	0.3%
Hotels, Restaurants & Leisure	369,832	3.0%
Household Durables	278,319	2.2%
Household Products	27,621	0.2%
Independent Power and Renewable Electricity Producers	21,871	0.2%
Industrial REITs	138,457	1.1%
Insurance	603,232	4.8%
Interactive Media & Services	69,023	0.6%
IT Services	215,696	1.7%
Leisure Products	196,499	1.6%
Life Sciences Tools & Services	140,842	1.1%
Machinery	550,670	4.4%
Marine Transportation	49,975	0.4%
Media	143,460	1.1%
Metals & Mining	316,432	2.6%
Mortgage Real Estate Investment Trusts (REITs)	65,612	0.5%
Multi-Utilities	63,759	0.5%
Office REITs	150,265	1.2%
Oil, Gas & Consumable Fuels	75,840	0.6%
Passenger Airlines	28,254	0.2%
Personal Care Products	85,064	0.7%
Pharmaceuticals	57,858	0.5%
Professional Services	171,327	1.4%
Real Estate Management & Development	82,638	0.7%
Residential REITs	106,806	0.9%
Retail REITs	233,457	1.9%
Semiconductors & Semiconductor Equipment	263,331	2.1%
Software	280,339	2.2%
Specialized REITs	258,859	2.0%
Specialty Retail	469,401	3.8%
Technology Hardware, Storage & Peripherals	32,616	0.3%
Textiles, Apparel & Luxury Goods	326,969	2.6%
Trading Companies & Distributors	114,445	0.9%
Other**	(627)	NM
Total	$12,510,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%

March 31, 2023 :: ProFund VP Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (66.6%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,099	$350,833
Adobe, Inc.* (Software)	2,393	922,190
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	8,422	825,440
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,137	265,843
Align Technology, Inc.* (Health Care Equipment & Supplies)	400	133,656
Alphabet, Inc.* - Class A (Interactive Media & Services)	24,452	2,536,407
Alphabet, Inc.* - Class C (Interactive Media & Services)	24,040	2,500,160
Amazon.com, Inc.* (Broadline Retail)	41,282	4,264,017
American Electric Power Co., Inc. (Electric Utilities)	2,688	244,581
Amgen, Inc. (Biotechnology)	2,788	673,998
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,644	521,450
ANSYS, Inc.* (Software)	455	151,424
Apple, Inc. (Technology Hardware, Storage & Peripherals)	51,253	8,451,620
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,417	542,540
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	459	312,446
AstraZeneca PLCADR (Pharmaceuticals)	3,151	218,711
Atlassian Corp.* - Class A (Software)	785	134,368
Autodesk, Inc.* (Software)	1,128	234,804
Automatic Data Processing, Inc. (IT Services)	2,166	482,217
Baker Hughes Co. (Energy Equipment & Services)	5,284	152,496
Biogen, Inc.* (Biotechnology)	755	209,913
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	197	522,525
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,179	1,397,916
Cadence Design Systems, Inc.* (Software)	1,426	299,588
Charter Communications, Inc.* - Class A (Media)	798	285,373
Cintas Corp. (Commercial Services & Supplies)	531	245,683
Cisco Systems, Inc. (Communications Equipment)	21,406	1,118,999
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,662	162,196
Comcast Corp. - Class A (Media)	21,985	833,451
Constellation Energy Corp. (Electric Utilities)	1,710	134,235
Copart, Inc.* (Commercial Services & Supplies)	2,491	187,348
CoStar Group, Inc.* (Professional Services)	2,126	146,375
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,319	1,152,241
Crowdstrike Holdings, Inc.* - Class A (Software)	1,141	156,614
CSX Corp. (Ground Transportation)	10,780	322,753
Datadog, Inc.* - Class A (Software)	1,537	111,678
DexCom, Inc.* (Health Care Equipment & Supplies)	2,020	234,684
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	960	129,763
Dollar Tree, Inc.* (Broadline Retail)	1,156	165,944
eBay, Inc. (Broadline Retail)	2,806	124,502
Electronic Arts, Inc. (Entertainment)	1,433	172,605
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	713	149,930
Exelon Corp. (Electric Utilities)	5,196	217,660
Fastenal Co. (Trading Companies & Distributors)	2,984	160,957
Fiserv, Inc.* (IT Services)	3,283	371,077
Fortinet, Inc.* (Software)	4,098	272,353
Gilead Sciences, Inc. (Biotechnology)	6,518	540,798
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	2,849	205,641
Honeywell International, Inc. (Industrial Conglomerates)	3,492	667,392
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	433	216,535
Illumina, Inc.* (Life Sciences Tools & Services)	826	192,086
Intel Corp. (Semiconductors & Semiconductor Equipment)	21,621	706,358
Intuit, Inc. (Software)	1,466	653,587
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	1,831	467,765
JD.com, Inc.ADR (Broadline Retail)	2,408	105,687
Keurig Dr Pepper, Inc. (Beverages)	7,351	259,343
KLA Corp. (Semiconductors & Semiconductor Equipment)	724	288,999
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	705	373,735
Lucid Group, Inc.*(a) (Automobile Components)	9,560	76,862
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	640	233,082
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,610	267,324
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,459	193,075
Mercadolibre, Inc.* (Broadline Retail)	263	346,650
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	11,634	2,465,710
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,863	239,862

:: ProFund VP Nasdaq-100 :: March 31, 2023

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,703	$344,119
Microsoft Corp. (Software)	29,857	8,607,773
Moderna, Inc.* (Biotechnology)	2,019	310,078
Mondelez International, Inc. - Class A (Food Products)	7,124	496,686
Monster Beverage Corp.* (Beverages)	5,454	294,571
Netflix, Inc.* (Entertainment)	2,327	803,932
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	12,909	3,585,732
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,354	252,487
Old Dominion Freight Line, Inc. (Ground Transportation)	575	195,983
O’Reilly Automotive, Inc.* (Specialty Retail)	323	274,221
PACCAR, Inc. (Machinery)	2,731	199,909
Palo Alto Networks, Inc.* (Software)	1,582	315,989
Paychex, Inc. (IT Services)	1,884	215,888
PayPal Holdings, Inc.* (IT Services)	5,913	449,033
PDD Holdings, Inc.*ADR (Broadline Retail)	3,110	236,049
PepsiCo, Inc. (Beverages)	7,198	1,312,195
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	5,827	743,409
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	562	461,779
Rivian Automotive, Inc.* - Class A (Automobile Components)	4,804	74,366
Ross Stores, Inc. (Specialty Retail)	1,800	191,034
Seagen, Inc.* (Biotechnology)	976	197,611
Sirius XM Holdings, Inc.(a) (Media)	20,333	80,722
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,005	625,301
Synopsys, Inc.* (Software)	796	307,455
Tesla, Inc.* (Automobile Components)	12,747	2,644,492
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	4,736	880,943
The Kraft Heinz Co. (Food Products)	6,402	247,565
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	6,373	923,065
Verisk Analytics, Inc. (Professional Services)	808	155,023
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,344	423,454
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	4,508	155,887
Warner Bros. Discovery, Inc.* (Entertainment)	12,700	191,770
Workday, Inc.* - Class A (Software)	1,066	220,172
Xcel Energy, Inc. (Electric Utilities)	2,874	193,823
Zoom Video Communications, Inc.* - Class A (Software)	1,284	94,811
Zscaler, Inc.* (Software)	754	88,090
TOTAL COMMON STOCKS
(Cost $16,728,775)		68,501,472

Repurchase Agreements(b)(c) (31.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $32,544,823	$32,532,000	$32,532,000
TOTAL REPURCHASE AGREEMENTS
(Cost $32,532,000)		32,532,000

Collateral for Securities Loaned(d) (0.4%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(e)	367,939	$367,939
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $367,939)		367,939
TOTAL INVESTMENT SECURITIES
(Cost $49,628,714) - 98.7%		101,401,411
Net other assets (liabilities) - 1.3%		1,311,606
NET ASSETS - 100.0%		$102,713,017

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $363,141.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $2,244,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

March 31, 2023 :: ProFund VP Nasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	41	6/20/23	$10,907,435	$691,011

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/23	5.43%	$22,935,549	$844,506
Nasdaq-100 Index	UBS AG	4/27/23	5.63%	289,990	11,026
				$23,225,539	$855,532

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Nasdaq-100 invested in the following industries as of March 31, 2023:
	Value	% of Net Assets
Automobile Components	$2,795,720	2.7%
Beverages	1,866,109	1.8%
Biotechnology	2,817,631	2.8%
Broadline Retail	5,242,849	5.1%
Commercial Services & Supplies	433,031	0.4%
Communications Equipment	1,118,999	1.1%
Consumer Staples Distribution & Retail	1,308,128	1.3%
Electric Utilities	790,299	0.8%
Energy Equipment & Services	152,496	0.2%
Entertainment	1,519,140	1.5%
Food Products	744,251	0.7%
Ground Transportation	518,736	0.5%
Health Care Equipment & Supplies	1,052,640	1.0%
Hotels, Restaurants & Leisure	1,680,993	1.6%
Industrial Conglomerates	667,392	0.6%
Interactive Media & Services	7,502,277	7.2%
IT Services	1,680,411	1.6%
Life Sciences Tools & Services	192,086	0.2%
Machinery	199,909	0.2%
Media	1,199,546	1.2%
Oil, Gas & Consumable Fuels	129,763	0.1%
Pharmaceuticals	218,711	0.2%
Professional Services	301,398	0.3%
Semiconductors & Semiconductor Equipment	11,564,082	11.3%
Software	12,570,896	12.2%
Specialty Retail	465,255	0.5%
Technology Hardware, Storage & Peripherals	8,451,620	8.2%
Textiles, Apparel & Luxury Goods	233,082	0.2%
Trading Companies & Distributors	160,957	0.2%
Wireless Telecommunication Services	923,065	0.9%
Other**	34,211,545	33.4%
Total	$102,713,017	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Pharmaceuticals ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.1%)

	Shares	Value
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	10,357	$83,788
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	2,000	75,000
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	9,821	288,148
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	790	31,379
Arvinas, Inc.* (Pharmaceuticals)	6,671	182,252
Axsome Therapeutics, Inc.* (Pharmaceuticals)	8,131	501,520
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,225	500,765
Cara Therapeutics, Inc.* (Pharmaceuticals)	7,735	37,979
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	16,604	400,488
Catalent, Inc.* (Pharmaceuticals)	6,990	459,313
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	4,504	108,051
Corcept Therapeutics, Inc.* (Pharmaceuticals)	7,833	169,663
Cymabay Therapeutics, Inc.* (Pharmaceuticals)	10,840	94,525
DICE Therapeutics, Inc.* (Pharmaceuticals)	4,978	142,620
Elanco Animal Health, Inc.* (Pharmaceuticals)	49,608	466,315
Eli Lilly & Co. (Pharmaceuticals)	1,508	517,878
Esperion Therapeutics, Inc.* (Biotechnology)	23,933	38,053
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	6,838	223,261
Innoviva, Inc.* (Pharmaceuticals)	8,133	91,496
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	7,789	421,774
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	3,541	518,156
Johnson & Johnson (Pharmaceuticals)	3,131	485,305
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	1,649	121,300
Merck & Co., Inc. (Pharmaceuticals)	4,408	468,967
Ocular Therapeutix, Inc.* (Pharmaceuticals)	5,408	28,500
Organon & Co. (Pharmaceuticals)	20,933	492,344
Pacira BioSciences, Inc.* (Pharmaceuticals)	6,303	257,225
Perrigo Co. PLC (Pharmaceuticals)	13,035	467,565
Pfizer, Inc. (Pharmaceuticals)	12,051	491,681
Pliant Therapeutics, Inc.* (Pharmaceuticals)	4,464	118,742
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	3,108	194,654
Provention Bio, Inc.* (Pharmaceuticals)	16,207	390,589
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	3,341	303,764
Revance Therapeutics, Inc.* (Pharmaceuticals)	12,687	408,648
Royalty Pharma PLC - Class A (Pharmaceuticals)	14,344	516,814
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	4,502	163,107
Theravance Biopharma, Inc.* (Pharmaceuticals)	5,274	57,223
Ventyx Biosciences, Inc.* (Pharmaceuticals)	6,939	232,457
Viatris, Inc. (Pharmaceuticals)	47,477	456,729
Zoetis, Inc. (Pharmaceuticals)	2,939	489,167
TOTAL COMMON STOCKS
(Cost $8,830,972)		11,497,205

Repurchase Agreements(b) (2.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $261,103	$261,000	$261,000
TOTAL REPURCHASE AGREEMENTS
(Cost $261,000)		261,000

Collateral for Securities Loaned(c) (3.5%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(d)	406,210	$406,210
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $406,210)		406,210
TOTAL INVESTMENT SECURITIES
(Cost $9,498,182) - 103.8%		12,164,415
Net other assets (liabilities) - (3.8)%		(440,509)
NET ASSETS - 100.0%		$11,723,906

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $399,910.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

:: ProFund VP Pharmaceuticals :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Pharmaceuticals Select Industry Index	Goldman Sachs International	4/24/23	5.43%	$250,408	$7,266

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Pharmaceuticals invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Biotechnology	$38,053	0.3%
Pharmaceuticals	11,459,152	97.8%
Other**	226,701	1.9%
Total	$11,723,906	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Precious Metals ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $26,888,595	$26,878,000	$26,878,000
TOTAL REPURCHASE AGREEMENTS
(Cost $26,878,000)		26,878,000
TOTAL INVESTMENT SECURITIES
(Cost $26,878,000) - 97.8%		26,878,000
Net other assets (liabilities) - 2.2%		613,971
NET ASSETS - 100.0%		$27,491,971

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $3,908,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Precious Metals Index	Goldman Sachs International	4/24/23	5.43%	$7,295,189	$220,982
Dow Jones Precious Metals Index	UBS AG	4/24/23	5.58%	20,146,805	658,162
				$27,441,994	$879,144

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Real Estate ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (97.5%)

	Shares	Value
Alexandria Real Estate Equities, Inc. (Diversified REITs)	982	$123,329
American Tower Corp. (Specialized REITs)	2,904	593,404
AvalonBay Communities, Inc. (Diversified REITs)	873	146,716
Boston Properties, Inc. (Diversified REITs)	890	48,167
Camden Property Trust (Residential REITs)	688	72,130
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	1,972	143,581
Crown Castle, Inc. (Specialized REITs)	2,702	361,636
Digital Realty Trust, Inc. (Diversified REITs)	1,795	176,466
Equinix, Inc. (Specialized REITs)	578	416,761
Equity Commonwealth (Office REITs)	1	16
Equity Residential (Diversified REITs)	2,125	127,500
Essex Property Trust, Inc. (Diversified REITs)	403	84,283
Extra Space Storage, Inc. (Specialized REITs)	836	136,209
Federal Realty Investment Trust (Diversified REITs)	457	45,165
Gaming & Leisure Properties, Inc. (Diversified REITs)	1	52
Healthpeak Properties, Inc. (Diversified REITs)	3,413	74,984
Host Hotels & Resorts, Inc. (Diversified REITs)	4,461	73,562
Invitation Homes, Inc. (Diversified REITs)	3,623	113,146
Iron Mountain, Inc. (Specialized REITs)	1,813	95,926
Kimco Realty Corp. (Diversified REITs)	3,861	75,405
Mid-America Apartment Communities, Inc. (Diversified REITs)	721	108,900
Prologis, Inc. (Diversified REITs)	5,754	717,928
Public Storage (Specialized REITs)	986	297,910
Realty Income Corp. (Diversified REITs)	3,913	247,771
Regency Centers Corp. (Diversified REITs)	960	58,733
SBA Communications Corp. (Specialized REITs)	674	175,961
Simon Property Group, Inc. (Retail REITs)	2,038	228,195
UDR, Inc. (Diversified REITs)	1,929	79,205
Ventas, Inc. (Diversified REITs)	2,496	108,202
VICI Properties, Inc. (Diversified REITs)	6,265	204,364
Welltower, Inc. (Diversified REITs)	2,948	211,342
Weyerhaeuser Co. (Diversified REITs)	4,573	137,784
TOTAL COMMON STOCKS
(Cost $2,624,505)		5,484,733

Repurchase Agreements(a) (2.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $139,055	$139,000	$139,000
TOTAL REPURCHASE AGREEMENTS
(Cost $139,000)		139,000
TOTAL INVESTMENT SECURITIES
(Cost $2,763,505) - 100.0%		5,623,733
Net other assets (liabilities) - NM		(206)
NET ASSETS - 100.0%		$5,623,527

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
NM	Not meaningful, amount is less than 0.05%.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Real Estate Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$119,595	$9,309

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP Real Estate :: March 31, 2023

ProFund VP Real Estate invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Diversified REITs	$2,963,004	52.6%
Office REITs	16	NM
Real Estate Management & Development	143,581	2.6%
Residential REITs	72,130	1.3%
Retail REITs	228,195	4.1%
Specialized REITs	2,077,807	36.9%
Other**	138,794	2.5%
Total	$5,623,527	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Rising Rates Opportunity ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (100.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $10,113,985	$10,110,000	$10,110,000
TOTAL REPURCHASE AGREEMENTS
(Cost $10,110,000)		10,110,000
TOTAL INVESTMENT SECURITIES
(Cost $10,110,000) - 100.8%		10,110,000
Net other assets (liabilities) - (0.8)%		(78,367)
NET ASSETS - 100.0%		$10,031,633

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $341,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625% due on 2/15/53	Citibank North America	4/17/23	(4.80)%	$(5,531,706)	$(26,103)
30-Year U.S. Treasury Bond, 3.625% due on 2/15/53	Societe’ Generale	4/17/23	(4.62)%	(6,912,150)	(10,352)
				$(12,443,856)	$(36,455)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Semiconductor ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (79.2%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	17,368	$1,702,238
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	701	33,641
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,082	28,154
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	5,461	1,077,018
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	9,075	1,114,682
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	4,502	2,888,213
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	595	65,081
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	1,464	307,850
Entegris, Inc. (Semiconductors & Semiconductor Equipment)	1,606	131,708
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	763	55,073
Intel Corp. (Semiconductors & Semiconductor Equipment)	44,569	1,456,069
KLA Corp. (Semiconductors & Semiconductor Equipment)	1,492	595,562
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,454	770,794
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,477	141,054
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,188	397,840
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,902	494,470
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	11,755	709,297
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	616	54,590
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	482	241,260
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	26,503	7,361,738
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	2,792	520,638
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	4,653	383,035
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	614	51,969
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,076	109,289
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	12,013	1,532,619
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	688	16,608
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	344	60,231
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	1,713	202,100
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	602	182,978
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	1,678	180,402
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	9,762	1,815,830
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	468	72,601
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	1,340	87,033
TOTAL COMMON STOCKS
(Cost $15,814,950)		24,841,665

Repurchase Agreements(b) (3.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $1,019,402	$1,019,000	$1,019,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,019,000)		1,019,000

Collateral for Securities Loaned(c) (0.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(d)	59,616	$59,616
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $59,616)		59,616
TOTAL INVESTMENT SECURITIES
(Cost $16,893,566) - 82.7%		25,920,281
Net other assets (liabilities) - 17.3%		5,433,191
NET ASSETS - 100.0%		$31,353,472

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $55,073.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

:: ProFund VP Semiconductor :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	4/24/23	5.43%	$6,498,476	$36,960

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Semiconductor invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Semiconductors & Semiconductor Equipment	$24,841,665	79.2%
Other**	6,511,807	20.8%
Total	$31,353,472	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Short Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (101.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $7,003	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES
(Cost $7,000) - 101.0%		7,000
Net other assets (liabilities) - (1.0)%		(70)
NET ASSETS - 100.0%		$6,930

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $4,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short
Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/23	(5.18)%	$(1,656)	$(46)
Dow Jones Industrial Average	UBS AG	4/27/23	(4.68)%	(5,253)	(131)
				$(6,909)	$(177)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Short Emerging Markets ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (106.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $829,327	$829,000	$829,000
TOTAL REPURCHASE AGREEMENTS
(Cost $829,000)		829,000
TOTAL INVESTMENT SECURITIES
(Cost $829,000) - 106.3%		829,000
Net other assets (liabilities) - (6.3)%		(48,929)
NET ASSETS - 100.0%		$780,071

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $302,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Emerging 50 ADR Index (USD)	Goldman Sachs International	4/27/23	(4.48)%	$(432,758)	$(26,696)
S&P Emerging 50 ADR Index (USD)	UBS AG	4/27/23	(4.33)%	(342,296)	(21,453)
				$(775,054)	$(48,149)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Short International ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (102.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $1,131,446	$1,131,000	$1,131,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,131,000)		1,131,000
TOTAL INVESTMENT SECURITIES
(Cost $1,131,000) - 102.8%		1,131,000
Net other assets (liabilities) - (2.8)%		(30,521)
NET ASSETS - 100.0%		$1,100,479

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $133,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index	Goldman Sachs International	4/27/23	(4.63)%	$(984,327)	$(26,258)
MSCI EAFE Index	UBS AG	4/27/23	(4.53)%	(114,980)	(4,187)
				$(1,099,307)	$(30,445)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Short Mid-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $408,161	$408,000	$408,000
TOTAL REPURCHASE AGREEMENTS
(Cost $408,000)		408,000
TOTAL INVESTMENT SECURITIES
(Cost $408,000) - 103.7%		408,000
Net other assets (liabilities) - (3.7)%		(14,576)
NET ASSETS - 100.0%		$393,424

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $5,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/23	(4.93)%	$(147,604)	$(5,975)
S&P MidCap 400	UBS AG	4/27/23	(4.83)%	(240,497)	(8,365)
				$(388,101)	$(14,340)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Short Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (103.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $6,582,594	$6,580,000	$6,580,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,580,000)		6,580,000
TOTAL INVESTMENT SECURITIES
(Cost $6,580,000) - 103.3%		6,580,000
Net other assets (liabilities) - (3.3)%		(208,598)
NET ASSETS - 100.0%		$6,371,402

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $938,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	3	6/20/23	$(798,105)	$(59,583)

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/23	(5.18)%	$(2,109,016)	$(91,121)
Nasdaq-100 Index	UBS AG	4/27/23	(4.98)%	(3,440,332)	(131,043)
				$(5,549,348)	$(222,164)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Short Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (105.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $4,434,747	$4,433,000	$4,433,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,433,000)		4,433,000
TOTAL INVESTMENT SECURITIES
(Cost $4,433,000) - 105.3%		4,433,000
Net other assets (liabilities) - (5.3)%		(224,566)
NET ASSETS - 100.0%		$4,208,434

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $692,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/23	(4.83)%	$(3,442,737)	$(101,903)
Russell 2000 Index	UBS AG	4/27/23	(4.33)%	(758,844)	(20,678)
				$(4,201,581)	$(122,581)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Small-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (68.5%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	79	$909
1st Source Corp. (Banks)	49	2,114
1stdibs.com, Inc.* (Broadline Retail)	72	286
22nd Century Group, Inc.* (Tobacco)	492	378
23andMe Holding Co.* - Class A (Health Care Providers & Services)	786	1,792
2seventy bio, Inc.* (Biotechnology)	114	1,163
2U, Inc.* (Diversified Consumer Services)	233	1,596
3D Systems Corp.* (Machinery)	385	4,127
4D Molecular Therapeutics, Inc.* (Biotechnology)	91	1,564
5E Advanced Materials, Inc.* (Metals & Mining)	119	645
8x8, Inc.* (Software)	342	1,426
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	67	576
A10 Networks, Inc. (Software)	194	3,005
Aadi Bioscience, Inc.* (Pharmaceuticals)	44	319
AAON, Inc. (Building Products)	133	12,860
AAR Corp.* (Aerospace & Defense)	101	5,510
Aaron’s Co., Inc. (The) (Specialty Retail)	92	889
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	630	4,750
Abercrombie & Fitch Co.* (Specialty Retail)	148	4,107
ABM Industries, Inc. (Commercial Services & Supplies)	202	9,078
Absci Corp.* (Life Sciences Tools & Services)	160	280
Academy Sports & Outdoors, Inc. (Specialty Retail)	231	15,072
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	366	6,888
Acadia Realty Trust (Diversified REITs)	283	3,948
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	170	1,549
ACCO Brands Corp. (Commercial Services & Supplies)	280	1,490
Accolade, Inc.* (Health Care Providers & Services)	202	2,905
ACI Worldwide, Inc.* (Software)	341	9,200
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	197	1,594
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	146	1,708
ACNB Corp. (Banks)	25	814
Acrivon Therapeutics, Inc.* (Biotechnology)	26	330
Acushnet Holdings Corp. (Leisure Products)	101	5,145
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	358	4,622
AdaptHealth Corp.* (Health Care Providers & Services)	220	2,735
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	339	2,993
Addus HomeCare Corp.* (Health Care Providers & Services)	47	5,018
Adeia, Inc. (Software)	317	2,809
Adicet Bio, Inc.* (Biotechnology)	92	530
Adient PLC* (Automobile Components)	289	11,837
ADMA Biologics, Inc.* (Biotechnology)	637	2,108
Adtalem Global Education, Inc.* (Diversified Consumer Services)	136	5,252
AdTheorent Holding Co., Inc.* (Media)	112	189
ADTRAN Holdings, Inc. (Communications Equipment)	233	3,695
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	114	11,172
AdvanSix, Inc. (Chemicals)	81	3,100
Advantage Solutions, Inc.* (Media)	251	397
Aemetis, Inc.*(a) (Oil, Gas & Consumable Fuels)	91	211
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	241	13,538
Aerovate Therapeutics, Inc.* (Biotechnology)	28	565
AeroVironment, Inc.* (Aerospace & Defense)	75	6,875
AerSale Corp.* (Aerospace & Defense)	75	1,292
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	295	351
AEye, Inc.* (Electronic Equipment, Instruments & Components)	311	98
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	50	608
Affimed N.V.* (Biotechnology)	433	323
Agenus, Inc.* (Biotechnology)	927	1,409
Agiliti, Inc.* (Health Care Providers & Services)	85	1,358
Agilysys, Inc.* (Software)	60	4,951
Agios Pharmaceuticals, Inc.* (Biotechnology)	166	3,813
Agree Realty Corp. (Diversified REITs)	266	18,250
Air Transport Services Group, Inc.* (Air Freight & Logistics)	176	3,666
AirSculpt Technologies, Inc.(a) (Health Care Providers & Services)	38	192
aka Brands Holding Corp.* (Specialty Retail)	34	19
Akero Therapeutics, Inc.* (Biotechnology)	106	4,056
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	202	622
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	48	393
Alamo Group, Inc. (Machinery)	31	5,709
Alarm.com Holdings, Inc.* (Software)	146	7,341
Albany International Corp. - Class A (Machinery)	95	8,489

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Alector, Inc.* (Biotechnology)	189	$1,170
Alerus Financial Corp. (Financial Services)	46	738
Alexander & Baldwin, Inc. (Diversified REITs)	220	4,160
Alexander’s, Inc. (Diversified REITs)	7	1,356
Alico, Inc. (Food Products)	21	508
Alight, Inc.* - Class A (Professional Services)	1,171	10,785
Alignment Healthcare, Inc.* (Health Care Providers & Services)	299	1,902
Alkami Technology, Inc.* (Software)	110	1,393
Alkermes PLC* (Biotechnology)	496	13,981
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	294	353
Allegiant Travel Co.* (Passenger Airlines)	48	4,414
ALLETE, Inc. (Electric Utilities)	174	11,200
Allied Motion Technologies, Inc. (Electrical Equipment)	41	1,585
Allogene Therapeutics, Inc.* (Biotechnology)	242	1,195
Allovir, Inc.* (Biotechnology)	94	370
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	67	1,806
Alpha Metallurgical Resources, Inc. (Metals & Mining)	46	7,176
Alpha Teknova, Inc.* (Life Sciences Tools & Services)	19	56
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	220	3,432
Alpine Immune Sciences, Inc.* (Biotechnology)	72	556
Alta Equipment Group, Inc. (Trading Companies & Distributors)	63	999
Altair Engineering, Inc.* - Class A (Software)	158	11,393
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	220	330
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	279	1,529
ALX Oncology Holdings, Inc.* (Biotechnology)	65	294
Amalgamated Financial Corp. (Banks)	54	955
A-Mark Precious Metals, Inc. (Financial Services)	56	1,940
Ambac Financial Group, Inc.* (Insurance)	135	2,090
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	113	8,748
AMC Networks, Inc.* - Class A (Media)	92	1,617
Amerant Bancorp, Inc. (Banks)	84	1,828
Ameresco, Inc.* - Class A (Construction & Engineering)	97	4,774
American Assets Trust, Inc. (Diversified REITs)	150	2,789
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	344	2,687
American Eagle Outfitters, Inc. (Specialty Retail)	469	6,303
American Equity Investment Life Holding Co. (Insurance)	215	7,845
American National Bankshares, Inc. (Banks)	32	1,014
American Public Education, Inc.* (Diversified Consumer Services)	57	309
American Realty Investors, Inc.* (Real Estate Management & Development)	5	132
American Software, Inc. - Class A (Software)	96	1,211
American States Water Co. (Water Utilities)	112	9,955
American Vanguard Corp. (Chemicals)	85	1,860
American Well Corp.* - Class A (Health Care Technology)	698	1,647
American Woodmark Corp.* (Building Products)	50	2,604
America’s Car-Mart, Inc.* (Specialty Retail)	18	1,426
Ameris Bancorp (Banks)	201	7,353
AMERISAFE, Inc. (Insurance)	58	2,839
Amicus Therapeutics, Inc.* (Biotechnology)	839	9,305
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	309	8,040
AMMO, Inc.* (Leisure Products)	269	530
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	132	10,951
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	313	435
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	116	4,350
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	109	749
Amplitude, Inc.* - Class A (Software)	170	2,115
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	153	4,489
Amyris, Inc.*(a) (Chemicals)	619	842
AN2 Therapeutics, Inc.* (Pharmaceuticals)	34	336
AnaptysBio, Inc.* (Biotechnology)	62	1,349
Anavex Life Sciences Corp.* (Biotechnology)	210	1,800
Angel Oak Mortgage REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	36	263
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	113	1,168
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	39	1,549
Anika Therapeutics, Inc.* (Biotechnology)	44	1,264
Anterix, Inc.* (Diversified Telecommunication Services)	56	1,850
Apartment Investment and Management Co. (Diversified REITs)	456	3,507
Apellis Pharmaceuticals, Inc.* (Biotechnology)	285	18,798
API Group Corp.* (Construction & Engineering)	629	14,140
Apogee Enterprises, Inc. (Building Products)	68	2,941
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	428	3,985
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	118	4,303
Appfolio, Inc.* (Software)	60	7,469
AppHarvest, Inc.* (Food Products)	314	192

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Appian Corp.* (Software)	122	$5,414
Apple Hospitality REIT, Inc. (Diversified REITs)	655	10,166
Applied Digital Corp.* (Software)	205	459
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	116	16,486
Arbor Realty Trust, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	502	5,768
Arbutus Biopharma Corp.* (Biotechnology)	346	1,048
ArcBest Corp. (Ground Transportation)	74	6,839
Arcellx, Inc.* (Biotechnology)	90	2,773
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	45	5,916
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	441	1,261
Archrock, Inc. (Energy Equipment & Services)	412	4,025
Arconic Corp.* (Metals & Mining)	309	8,105
Arcosa, Inc. (Construction & Engineering)	147	9,277
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	70	1,678
Arcus Biosciences, Inc.* (Biotechnology)	156	2,845
Arcutis Biotherapeutics, Inc.* (Biotechnology)	126	1,386
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	124	1,844
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	156	1,418
Argan, Inc. (Construction & Engineering)	39	1,578
Argo Group International Holdings, Ltd. (Insurance)	97	2,841
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	67	522
Arko Corp. (Specialty Retail)	254	2,156
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	264	1,600
Armada Hoffler Properties, Inc. (Diversified REITs)	204	2,409
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	493	2,588
Array Technologies, Inc.* (Electrical Equipment)	459	10,043
Arrow Financial Corp. (Banks)	43	1,071
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	313	7,950
Arteris, Inc.* (Software)	54	228
Artesian Resources Corp. - Class A (Water Utilities)	25	1,384
Artisan Partners Asset Management, Inc. (Capital Markets)	183	5,852
Artivion, Inc.* (Health Care Equipment & Supplies)	118	1,546
Arvinas, Inc.* (Pharmaceuticals)	148	4,043
Asana, Inc.* - Class A (Software)	224	4,733
Asbury Automotive Group, Inc.* (Specialty Retail)	67	14,069
ASGN, Inc.* (Professional Services)	149	12,318
Ashford Hospitality Trust, Inc.* (Diversified REITs)	105	337
Aspen Aerogels, Inc.* (Chemicals)	153	1,140
Assetmark Financial Holdings, Inc.* (Capital Markets)	66	2,076
Associated Banc-Corp. (Banks)	454	8,163
Associated Capital Group, Inc. - Class A (Capital Markets)	5	185
Astec Industries, Inc. (Machinery)	69	2,846
Astra Space, Inc.* (Aerospace & Defense)	470	200
Astronics Corp.* (Aerospace & Defense)	78	1,042
Atara Biotherapeutics, Inc.* (Biotechnology)	287	832
Atea Pharmaceuticals, Inc.* (Biotechnology)	232	777
Aterian, Inc.* (Household Durables)	201	173
Athira Pharma, Inc.* (Pharmaceuticals)	103	258
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	228	58
ATI, Inc.* (Metals & Mining)	378	14,916
Atkore, Inc.* (Electrical Equipment)	120	16,857
Atlantic Union Bankshares Corp. (Banks)	228	7,991
Atlanticus Holdings Corp.* (Consumer Finance)	13	353
Atlas Technical Consultants, Inc.* (Professional Services)	58	707
ATN International, Inc. (Diversified Telecommunication Services)	33	1,350
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	63	401
AtriCure, Inc.* (Health Care Equipment & Supplies)	139	5,762
Atrion Corp. (Health Care Equipment & Supplies)	4	2,512
Aura Biosciences, Inc.* (Biotechnology)	72	668
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	408	4,472
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	141	4,193
Avantax, Inc.* (Capital Markets)	145	3,816
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	135	140
AvePoint, Inc.* (Software)	398	1,640
Aviat Networks, Inc.* (Communications Equipment)	34	1,172
Avid Bioservices, Inc.* (Biotechnology)	186	3,489
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	106	3,390
Avidity Biosciences, Inc.* (Biotechnology)	199	3,055
AvidXchange Holdings, Inc.* (Software)	446	3,479
Avient Corp. (Chemicals)	277	11,401
Avista Corp. (Multi-Utilities)	224	9,509
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	99	13,192
AxoGen, Inc.* (Health Care Equipment & Supplies)	123	1,162
Axonics, Inc.* (Health Care Equipment & Supplies)	149	8,129
Axos Financial, Inc.* (Banks)	174	6,424
Axsome Therapeutics, Inc.* (Pharmaceuticals)	97	5,983
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	125	498

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
AZZ, Inc. (Electrical Equipment)	75	$3,093
B Riley Financial, Inc.(a) (Capital Markets)	63	1,789
B&G Foods, Inc.(a) (Food Products)	215	3,339
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	185	1,121
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	13	66
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	89	10,842
Bakkt Holdings, Inc.* (Capital Markets)	178	306
Balchem Corp. (Chemicals)	97	12,269
Bally’s Corp.* (Hotels, Restaurants & Leisure)	109	2,128
Banc of California, Inc. (Banks)	158	1,980
BancFirst Corp. (Banks)	60	4,986
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	84	1,460
Bandwidth, Inc.* (Diversified Telecommunication Services)	71	1,079
Bank First Corp. (Banks)	24	1,766
Bank of Marin Bancorp (Banks)	48	1,051
BankUnited, Inc. (Banks)	230	5,193
Bankwell Financial Group, Inc. (Banks)	17	423
Banner Corp. (Banks)	104	5,654
Bar Harbor Bankshares (Banks)	45	1,190
BARK, Inc.* (Specialty Retail)	329	477
Barnes Group, Inc. (Machinery)	149	6,002
Barrett Business Services, Inc. (Professional Services)	21	1,861
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	8	53
BayCom Corp. (Banks)	37	632
BCB Bancorp, Inc. (Banks)	44	578
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	156	9,181
Beam Therapeutics, Inc.*(a) (Biotechnology)	193	5,910
Beazer Homes USA, Inc.* (Household Durables)	90	1,429
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	273	117
Belden, Inc. (Electronic Equipment, Instruments & Components)	129	11,193
BellRing Brands, Inc.* (Personal Care Products)	407	13,837
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	106	2,511
Benson Hill, Inc.* (Food Products)	521	599
Berkshire Grey, Inc.* (Machinery)	153	211
Berkshire Hills Bancorp, Inc. (Banks)	130	3,258
Berry Corp. (Oil, Gas & Consumable Fuels)	232	1,821
Beyond Meat, Inc.* (Food Products)	187	3,035
BGC Partners, Inc. - Class A (Capital Markets)	959	5,016
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	65	500
Big Lots, Inc.(a) (Broadline Retail)	86	943
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	198	1,770
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	2	338
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	564	4,704
Biohaven, Ltd.* (Biotechnology)	192	2,623
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	103	2,240
Bionano Genomics, Inc.*(a) (Life Sciences Tools & Services)	910	1,010
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	97	104
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	58	1,082
Bird Global, Inc.* - Class A (Ground Transportation)	535	150
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	69	2,011
Black Hills Corp. (Multi-Utilities)	198	12,494
Blackbaud, Inc.* (Software)	141	9,771
Blackline, Inc.* (Software)	168	11,281
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage Real Estate Investment Trusts (REITs))	524	9,353
Blade Air Mobility, Inc.* (Passenger Airlines)	173	585
Blend Labs, Inc.* - Class A (Software)	576	574
Blink Charging Co.*(a) (Electrical Equipment)	128	1,107
Bloom Energy Corp.* (Electrical Equipment)	547	10,902
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	266	6,823
Blue Bird Corp.* (Machinery)	53	1,083
Blue Foundry Bancorp* (Banks)	77	733
Blue Ridge Bankshares, Inc. (Banks)	52	530
Bluebird Bio, Inc.* (Biotechnology)	314	999
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	29	794
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	27	1,835
Blueprint Medicines Corp.* (Biotechnology)	182	8,188
Bluerock Homes Trust, Inc.* (Diversified REITs)	12	238
Boise Cascade Co. (Trading Companies & Distributors)	120	7,590
Boot Barn Holdings, Inc.* (Specialty Retail)	90	6,898
Borr Drilling, Ltd.* (Energy Equipment & Services)	613	4,647
Boston Omaha Corp.* - Class A (Media)	67	1,586
Bowlero Corp.* (Hotels, Restaurants & Leisure)	90	1,526
Box, Inc.* - Class A (Software)	425	11,386
Boxed, Inc.*(a) (Consumer Staples Distribution)	178	34
Brady Corp. - Class A (Commercial Services & Supplies)	137	7,361
Braemar Hotels & Resorts, Inc. (Diversified REITs)	196	757
Brandywine Realty Trust (Diversified REITs)	516	2,441
BRC, Inc.* - Class A (Food Products)	82	421

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Bread Financial Holdings, Inc. (Consumer Finance)	152	$4,609
Bridgebio Pharma, Inc.* (Biotechnology)	322	5,339
Bridgewater Bancshares, Inc.* (Banks)	62	672
Bright Health Group, Inc.* (Insurance)	587	129
Brightcove, Inc.* (IT Services)	127	565
Brightsphere Investment Group, Inc. (Capital Markets)	98	2,311
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	285	1,682
BrightView Holdings, Inc.* (Commercial Services & Supplies)	125	703
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	132	5,016
Bristow Group, Inc.* (Energy Equipment & Services)	71	1,590
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	396	1,861
Broadstone Net Lease, Inc. (Diversified REITs)	526	8,947
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	566	1,670
Brookfield Business Corp. - Class A (Industrial Conglomerates)	79	1,566
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	298	13,726
Brookline Bancorp, Inc. (Banks)	259	2,720
BRP Group, Inc.* - Class A (Insurance)	185	4,710
BRT Apartments Corp. (Diversified REITs)	37	730
Build-A-Bear Workshop, Inc. (Specialty Retail)	41	953
Bumble, Inc.* - Class A (Interactive Media & Services)	305	5,963
Business First Bancshares, Inc. (Banks)	72	1,233
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	404	760
Byline Bancorp, Inc. (Banks)	75	1,622
C3.ai, Inc.*(a) - Class A (Software)	181	6,076
C4 Therapeutics, Inc.* (Biotechnology)	128	402
Cabot Corp. (Chemicals)	169	12,951
Cactus, Inc. - Class A (Energy Equipment & Services)	190	7,834
Cadence Bank (Banks)	552	11,460
Cadre Holdings, Inc. (Aerospace & Defense)	58	1,249
Caesarstone, Ltd. (Building Products)	69	285
Calavo Growers, Inc. (Food Products)	52	1,496
Caleres, Inc. (Specialty Retail)	104	2,250
California Resources Corp. (Oil, Gas & Consumable Fuels)	225	8,663
California Water Service Group (Water Utilities)	165	9,603
Calix, Inc.* (Communications Equipment)	175	9,378
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	150	5,016
Cal-Maine Foods, Inc. (Food Products)	115	7,002
Cambium Networks Corp.* (Communications Equipment)	35	620
Cambridge Bancorp (Banks)	21	1,361
Camden National Corp. (Banks)	44	1,592
Camping World Holdings, Inc. - Class A (Specialty Retail)	118	2,463
Cannae Holdings, Inc.* (Financial Services)	211	4,258
Cano Health, Inc.* (Health Care Providers & Services)	492	448
Canoo, Inc.* (Automobile Components)	862	563
Cantaloupe, Inc.* (Financial Services)	174	992
Capital Bancorp, Inc. (Banks)	27	449
Capital City Bank Group, Inc. (Banks)	41	1,202
Capitol Federal Financial, Inc. (Banks)	388	2,611
Capstar Financial Holdings, Inc. (Banks)	62	939
Cara Therapeutics, Inc.* (Pharmaceuticals)	136	668
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	124	2,463
Cardlytics, Inc.* (Media)	97	329
CareDx, Inc.* (Biotechnology)	155	1,417
CareMax, Inc.* (Health Care Providers & Services)	178	475
CareTrust REIT, Inc. (Diversified REITs)	301	5,894
Cargurus, Inc.* (Interactive Media & Services)	310	5,791
Caribou Biosciences, Inc.* (Biotechnology)	171	908
CarParts.com, Inc.* (Specialty Retail)	154	822
Carpenter Technology Corp. (Metals & Mining)	145	6,490
Carriage Services, Inc. (Diversified Consumer Services)	40	1,221
Cars.com, Inc.* (Interactive Media & Services)	201	3,879
Carter Bankshares, Inc.* (Banks)	72	1,008
Casa Systems, Inc.* (Communications Equipment)	108	137
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	152	12,564
Cass Information Systems, Inc. (IT Services)	41	1,776
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	116	2,798
Castle Biosciences, Inc.* (Health Care Providers & Services)	75	1,704
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	295	4,891
Cathay General Bancorp (Banks)	212	7,318
Cavco Industries, Inc.* (Household Durables)	26	8,261
CBIZ, Inc.* (Professional Services)	144	7,127
CBL & Associates Properties, Inc. (Diversified REITs)	81	2,077
Celldex Therapeutics, Inc.* (Biotechnology)	139	5,001
Celsius Holdings, Inc.* (Beverages)	169	15,706
Celularity, Inc.* (Biotechnology)	193	120
Cenntro Electric Group, Ltd.* (Automobile Components)	560	259
Centerspace (Diversified REITs)	46	2,513
Central Garden & Pet Co.* (Household Products)	30	1,232
Central Garden & Pet Co.* - Class A (Household Products)	122	4,767
Central Pacific Financial Corp. (Banks)	81	1,450

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	32	$1,030
Century Aluminum Co.* (Metals & Mining)	158	1,580
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	83	608
Century Communities, Inc. (Household Durables)	86	5,497
Century Therapeutics, Inc.* (Biotechnology)	61	212
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	144	67
Cerberus Cyber Sentinel Corp.* (IT Services)	174	59
Cerence, Inc.* (Software)	123	3,455
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	174	4,244
Cerus Corp.* (Health Care Equipment & Supplies)	525	1,559
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	70	2,130
ChampionX Corp. (Energy Equipment & Services)	609	16,523
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	396	436
Chart Industries, Inc.* (Machinery)	130	16,301
Chase Corp. (Chemicals)	23	2,409
Chatham Lodging Trust (Diversified REITs)	146	1,532
Chegg, Inc.* (Diversified Consumer Services)	378	6,161
Chesapeake Utilities Corp. (Gas Utilities)	53	6,783
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	17	230
Chico’s FAS, Inc.* (Specialty Retail)	372	2,046
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	707	3,987
Chimerix, Inc.* (Biotechnology)	256	323
Chinook Therapeutics, Inc.* (Biotechnology)	154	3,565
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	126	16,959
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	55	1,972
Cimpress PLC* (Commercial Services & Supplies)	54	2,366
Cinemark Holdings, Inc.* (Entertainment)	332	4,911
Cipher Mining, Inc.*(a) (Software)	119	277
CIRCOR International, Inc.* (Machinery)	56	1,743
Citi Trends, Inc.* (Specialty Retail)	25	476
Citizens & Northern Corp. (Banks)	46	983
City Holding Co. (Banks)	45	4,090
City Office REIT, Inc. (Diversified REITs)	118	814
Civista Bancshares, Inc. (Banks)	47	793
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	224	15,308
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	280	3,262
Clarus Corp. (Leisure Products)	88	832
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	516	2,250
Cleanspark, Inc.* (Software)	222	617
Clear Channel Outdoor Holdings, Inc.* (Media)	1,122	1,346
Clear Secure, Inc. - Class A (Software)	196	5,129
Clearfield, Inc.* (Communications Equipment)	39	1,817
Clearwater Paper Corp.* (Paper & Forest Products)	51	1,704
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	106	3,183
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	250	7,833
Clipper Realty, Inc. (Diversified REITs)	36	207
Clover Health Investments Corp.* (Health Care Providers & Services)	1,175	993
CNB Financial Corp. (Banks)	61	1,171
CNO Financial Group, Inc. (Insurance)	345	7,656
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	512	8,202
Coastal Financial Corp.* (Banks)	32	1,152
Coca-Cola Consolidated, Inc. (Beverages)	14	7,491
Codexis, Inc.* (Life Sciences Tools & Services)	186	770
Coeur Mining, Inc.* (Metals & Mining)	847	3,380
Cogent Biosciences, Inc.* (Biotechnology)	195	2,104
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	131	8,347
Cohen & Steers, Inc. (Capital Markets)	77	4,925
Coherus Biosciences, Inc.* (Biotechnology)	224	1,532
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	143	5,490
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	102	2,447
Colony Bankcorp, Inc. (Banks)	50	510
Columbia Financial, Inc.* (Banks)	102	1,865
Columbus McKinnon Corp. (Machinery)	85	3,159
Comfort Systems USA, Inc. (Construction & Engineering)	108	15,764
Commercial Metals Co. (Metals & Mining)	356	17,409
CommScope Holding Co., Inc.* (Communications Equipment)	624	3,975
Community Bank System, Inc. (Banks)	162	8,503
Community Health Systems, Inc. (Health Care Providers & Services)	380	1,862
Community Healthcare Trust, Inc. (Diversified REITs)	72	2,635
Community Trust Bancorp, Inc. (Banks)	48	1,822
CommVault Systems, Inc.* (Software)	135	7,660
Compass Diversified Holdings (Financial Services)	188	3,587
Compass Minerals International, Inc. (Metals & Mining)	104	3,566
Compass, Inc.* - Class A (Real Estate Management & Development)	844	2,726
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	25	184
Computer Programs and Systems, Inc.* (Health Care Technology)	43	1,299
CompX International, Inc. (Commercial Services & Supplies)	5	90

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	279	$3,010
Comtech Telecommunications Corp. (Communications Equipment)	79	986
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	78	530
Conduent, Inc.* (IT Services)	516	1,770
CONMED Corp. (Health Care Equipment & Supplies)	89	9,244
ConnectOne Bancorp, Inc. (Banks)	113	1,998
Conn’s, Inc.* (Specialty Retail)	40	242
Consensus Cloud Solutions, Inc.* (Software)	57	1,943
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	104	6,060
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	226	583
Constellium SE* (Metals & Mining)	385	5,883
Construction Partners, Inc.* - Class A (Construction & Engineering)	121	3,260
Consumer Portfolio Services, Inc.* (Consumer Finance)	28	299
ContextLogic, Inc.* - Class A (Broadline Retail)	1,760	785
Corcept Therapeutics, Inc.* (Pharmaceuticals)	263	5,697
CoreCivic, Inc.* (Commercial Services & Supplies)	347	3,192
Corporate Office Properties Trust (Office REITs)	343	8,133
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	123	2,257
CorVel Corp.* (Health Care Providers & Services)	27	5,138
Costamare, Inc. (Marine Transportation)	161	1,515
Couchbase, Inc.* (Software)	86	1,209
Coursera, Inc.* (Diversified Consumer Services)	347	3,997
Covenant Logistics Group, Inc. - Class A (Ground Transportation)	28	992
CRA International, Inc. (Professional Services)	21	2,264
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	67	7,611
Crawford & Co. - Class A (Insurance)	47	393
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	297	2,798
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	119	1,346
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	160	2,570
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	185	23,392
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	109	2,433
CrossFirst Bankshares, Inc.* (Banks)	136	1,425
CryoPort, Inc.* (Life Sciences Tools & Services)	134	3,216
Cryptyde, Inc.* (Containers & Packaging)	201	17
CS Disco, Inc.* (Software)	69	458
CSG Systems International, Inc. (IT Services)	95	5,102
CSW Industrials, Inc. (Building Products)	44	6,113
CTI BioPharma Corp.* (Biotechnology)	305	1,281
CTO Realty Growth, Inc.(a) (Diversified REITs)	67	1,156
CTS Corp. (Electronic Equipment, Instruments & Components)	96	4,748
Cue Health, Inc.* (Health Care Equipment & Supplies)	331	602
Cullinan Oncology, Inc.* (Biotechnology)	80	818
Cumulus Media, Inc.* - Class A (Media)	53	196
Curo Group Holdings Corp. (Consumer Finance)	67	116
Cushman & Wakefield PLC* (Real Estate Management & Development)	484	5,101
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	182	1,236
Customers Bancorp, Inc.* (Banks)	93	1,722
Cutera, Inc.* (Health Care Equipment & Supplies)	50	1,181
CVB Financial Corp. (Banks)	406	6,772
Cvent Holding Corp.* (Software)	140	1,170
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	90	2,950
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	347	3,189
Cytokinetics, Inc.* (Biotechnology)	250	8,798
Cyxtera Technologies, Inc.* (IT Services)	112	34
Daily Journal Corp.* (Media)	4	1,140
Dakota Gold Corp.* (Metals & Mining)	159	576
Dana, Inc. (Automobile Components)	393	5,915
Danimer Scientific, Inc.*(a) (Chemicals)	276	952
Daseke, Inc.* (Ground Transportation)	123	951
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	131	4,819
Day One Biopharmaceuticals, Inc.* (Biotechnology)	84	1,123
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	157	2,426
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	211	4,842
Deluxe Corp. (Commercial Services & Supplies)	132	2,112
Denali Therapeutics, Inc.* (Biotechnology)	331	7,626
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	152	13,320
Denny’s Corp.* (Hotels, Restaurants & Leisure)	169	1,886
Design Therapeutics, Inc.* (Biotechnology)	103	594
Designer Brands, Inc. (Specialty Retail)	152	1,328
Desktop Metal, Inc.*(a) - Class A (Machinery)	815	1,875
Destination XL Group, Inc.* (Specialty Retail)	177	975
DHI Group, Inc.* (Interactive Media & Services)	129	501
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	417	4,508

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Diamond Hill Investment Group, Inc. (Capital Markets)	9	$1,481
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	308	3,708
DiamondRock Hospitality Co. (Diversified REITs)	638	5,187
DICE Therapeutics, Inc.* (Pharmaceuticals)	108	3,094
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	222	266
Digi International, Inc.* (Communications Equipment)	106	3,570
Digimarc Corp.* (Software)	42	825
Digital Turbine, Inc.* (Software)	285	3,523
DigitalBridge Group, Inc. (Real Estate Management & Development)	481	5,767
DigitalOcean Holdings, Inc.* (IT Services)	212	8,303
Dillard’s, Inc.(a) - Class A (Broadline Retail)	12	3,691
Dime Community Bancshares, Inc. (Banks)	99	2,249
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	45	3,044
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	135	12,523
Diversey Holdings, Ltd.* (Chemicals)	238	1,925
Diversified Healthcare Trust (Diversified REITs)	724	977
DMC Global, Inc.* (Energy Equipment & Services)	57	1,252
DocGo, Inc.* (Health Care Providers & Services)	251	2,171
Doma Holdings, Inc.* (Real Estate Management & Development)	422	172
Domo, Inc.* (Software)	94	1,334
Donegal Group, Inc. - Class A (Insurance)	47	718
Donnelley Financial Solutions, Inc.* (Capital Markets)	77	3,146
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	93	1,854
Dorman Products, Inc. (Automobile Components)	80	6,901
Douglas Dynamics, Inc. (Machinery)	68	2,169
Douglas Elliman, Inc. (Real Estate Management & Development)	230	715
Dream Finders Homes, Inc.* - Class A (Household Durables)	64	848
Dril-Quip, Inc.* (Energy Equipment & Services)	102	2,926
Ducommun, Inc.* (Aerospace & Defense)	34	1,860
Duluth Holdings, Inc.* - Class B (Specialty Retail)	40	255
Duolingo, Inc.* (Diversified Consumer Services)	73	10,410
DXP Enterprises, Inc.* (Trading Companies & Distributors)	46	1,238
Dycom Industries, Inc.* (Construction & Engineering)	88	8,241
Dynavax Technologies Corp.* (Biotechnology)	364	3,571
Dyne Therapeutics, Inc.* (Biotechnology)	96	1,106
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	160	1,939
DZS, Inc.* (Communications Equipment)	61	481
E2open Parent Holdings, Inc.* (Software)	606	3,527
Eagle Bancorp, Inc. (Banks)	94	3,146
Eagle Bulk Shipping, Inc. (Marine Transportation)	41	1,866
Eagle Pharmaceuticals, Inc.* (Biotechnology)	31	879
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	133	1,730
Easterly Government Properties, Inc. (Diversified REITs)	277	3,806
Eastern Bankshares, Inc. (Banks)	469	5,919
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	174	713
Ebix, Inc. (Software)	80	1,055
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	102	1,866
Ecovyst, Inc.* (Chemicals)	257	2,840
Edgewell Personal Care Co. (Personal Care Products)	157	6,660
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	115	767
Editas Medicine, Inc.* (Biotechnology)	210	1,523
eGain Corp.* (Software)	64	486
eHealth, Inc.* (Insurance)	75	702
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	127	114
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	59	566
elf Beauty, Inc.* (Personal Care Products)	150	12,352
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	193	2,357
Elme Communities (Diversified REITs)	266	4,751
Embecta Corp. (Health Care Equipment & Supplies)	175	4,921
EMCOR Group, Inc. (Construction & Engineering)	144	23,413
Emergent BioSolutions, Inc.* (Biotechnology)	153	1,585
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	31	385
Empire State Realty Trust, Inc. (Diversified REITs)	405	2,628
Employers Holdings, Inc. (Insurance)	83	3,460
Enact Holdings, Inc. (Financial Services)	91	2,080
Enanta Pharmaceuticals, Inc.* (Biotechnology)	61	2,467
Encore Capital Group, Inc.* (Consumer Finance)	70	3,532
Encore Wire Corp. (Electrical Equipment)	54	10,008
Energizer Holdings, Inc. (Household Products)	217	7,529
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	475	2,651
Energy Recovery, Inc.* (Machinery)	167	3,849
Energy Vault Holdings, Inc.*(a) (Electrical Equipment)	249	533
Enerpac Tool Group Corp. (Machinery)	174	4,437
EnerSys (Electrical Equipment)	124	10,773
Eneti, Inc. (Marine Transportation)	67	626
Enfusion, Inc.* - Class A (Software)	81	851

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
EngageSmart, Inc.* (Software)	108	$2,079
Ennis, Inc. (Commercial Services & Supplies)	77	1,624
Enochian Biosciences, Inc.* (Biotechnology)	60	55
Enova International, Inc.* (Consumer Finance)	94	4,176
Enovix Corp.* (Electrical Equipment)	331	4,935
EnPro Industries, Inc. (Machinery)	63	6,545
Enstar Group, Ltd.* (Insurance)	34	7,881
Entercom Communications Corp.* (Media)	367	49
Enterprise Bancorp, Inc. (Banks)	28	881
Enterprise Financial Services Corp. (Banks)	107	4,771
Entravision Communications Corp. - Class A (Media)	181	1,095
Envestnet, Inc.* (Software)	167	9,798
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	81	3,972
EQRx, Inc.* (Biotechnology)	611	1,185
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,251	7,231
Equity Bancshares, Inc. - Class A (Banks)	46	1,121
Equity Commonwealth (Office REITs)	319	6,606
Erasca, Inc.* (Biotechnology)	220	662
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	182	2,482
ESCO Technologies, Inc. (Machinery)	78	7,445
Esperion Therapeutics, Inc.* (Biotechnology)	224	356
Esquire Financial Holdings, Inc. (Banks)	21	821
ESS Tech, Inc.* (Electrical Equipment)	245	341
Essent Group, Ltd. (Financial Services)	321	12,857
Essential Properties Realty Trust, Inc. (Diversified REITs)	428	10,636
Ethan Allen Interiors, Inc. (Household Durables)	69	1,895
European Wax Center, Inc. - Class A (Diversified Consumer Services)	74	1,406
Eventbrite, Inc.* (Interactive Media & Services)	238	2,042
Everbridge, Inc.* (Software)	122	4,230
EverCommerce, Inc.* (Software)	73	772
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	262	4,493
EverQuote, Inc.* - Class A (Interactive Media & Services)	61	848
EVERTEC, Inc. (IT Services)	186	6,278
EVgo, Inc.*(a) (Specialty Retail)	207	1,613
Evolent Health, Inc.* (Health Care Technology)	249	8,081
Evolus, Inc.* (Pharmaceuticals)	108	914
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	256	799
Evoqua Water Technologies Corp.* (Machinery)	358	17,799
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	56	1,240
ExlService Holdings, Inc.* (IT Services)	99	16,020
eXp World Holdings, Inc.(a) (Real Estate Management & Development)	212	2,690
Exponent, Inc. (Professional Services)	155	15,451
Express, Inc.* (Specialty Retail)	195	154
Expro Group Holdings N.V.* (Energy Equipment & Services)	264	4,847
Extreme Networks, Inc.* (Communications Equipment)	384	7,342
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	79	232
EZCORP, Inc.* - Class A (Consumer Finance)	149	1,281
F45 Training Holdings, Inc.*(a) (Hotels, Restaurants & Leisure)	113	131
Fabrinet* (Electronic Equipment, Instruments & Components)	112	13,301
Faraday Future Intelligent Electric, Inc.* (Automobile Components)	1,541	546
Farmers & Merchants Bancorp, Inc. (Banks)	38	924
Farmers National Bancorp (Banks)	106	1,340
Farmland Partners, Inc. (Diversified REITs)	152	1,626
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	57	1,403
Fastly, Inc.* - Class A (IT Services)	345	6,127
Fate Therapeutics, Inc.* (Biotechnology)	253	1,442
Fathom Digital Manufacturing C* (Machinery)	88	48
FB Financial Corp. (Banks)	109	3,388
Federal Agricultural Mortgage Corp. (Financial Services)	28	3,729
Federal Signal Corp. (Machinery)	182	9,866
Federated Hermes, Inc. - Class B (Capital Markets)	260	10,436
FibroGen, Inc.* (Biotechnology)	266	4,964
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	388	2,402
Finance Of America Cos., Inc.* - Class A (Financial Services)	119	148
Financial Institutions, Inc. (Banks)	46	887
First Advantage Corp.* (Professional Services)	179	2,499
First Bancorp (Banks)	117	4,156
First Bancorp (Banks)	549	6,270
First Bank/Hamilton NJ (Banks)	47	475
First Busey Corp. (Banks)	157	3,193
First Business Financial Services, Inc. (Banks)	24	732
First Commonwealth Financial Corp. (Banks)	309	3,841
First Community Bancshares, Inc. (Banks)	48	1,202
First Financial Bancorp (Banks)	284	6,183
First Financial Bankshares, Inc. (Banks)	395	12,601
First Financial Corp. (Banks)	34	1,274
First Foundation, Inc. (Banks)	156	1,162
First Guaranty Bancshares, Inc. (Banks)	18	282
First Internet Bancorp (Banks)	26	433
First Interstate BancSystem, Inc. - Class A (Banks)	272	8,122
First Merchants Corp. (Banks)	174	5,733

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
First Mid Bancshares, Inc. (Banks)	57	$1,552
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	46	739
First Western Financial, Inc.* (Banks)	24	475
FirstCash Holdings, Inc. (Consumer Finance)	115	10,969
Fisker, Inc.*(a) (Automobile Components)	539	3,309
Five Star Bancorp (Banks)	38	811
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	88	2,955
Fluence Energy, Inc.* (Electrical Equipment)	112	2,268
Fluor Corp.* (Construction & Engineering)	433	13,384
Flushing Financial Corp. (Banks)	85	1,266
Flywire Corp.* (IT Services)	173	5,079
Focus Financial Partners, Inc.* (Capital Markets)	176	9,129
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	81	203
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	61	378
Foot Locker, Inc. (Specialty Retail)	245	9,724
Forestar Group, Inc.* (Real Estate Management & Development)	55	856
ForgeRock, Inc.* - Class A (Software)	133	2,740
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	235	7,485
Forrester Research, Inc.* (Professional Services)	34	1,100
Forward Air Corp. (Air Freight & Logistics)	82	8,837
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	143	458
Four Corners Property Trust, Inc. (Diversified REITs)	255	6,849
Fox Factory Holding Corp.* (Automobile Components)	129	15,656
Franchise Group, Inc. (Specialty Retail)	79	2,153
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	252	3,006
Franklin Covey Co.* (Professional Services)	37	1,423
Franklin Electric Co., Inc. (Machinery)	140	13,173
Franklin Street Properties Corp. (Diversified REITs)	300	471
Fresh Del Monte Produce, Inc. (Food Products)	93	2,800
Frontdoor, Inc.* (Diversified Consumer Services)	252	7,027
Frontier Group Holdings, Inc.* (Passenger Airlines)	113	1,112
Frontline PLC (Oil, Gas & Consumable Fuels)	379	6,276
FRP Holdings, Inc.* (Real Estate Management & Development)	20	1,158
FTC Solar, Inc.* (Electrical Equipment)	130	293
fuboTV, Inc.* (Interactive Media & Services)	572	692
FuelCell Energy, Inc.* (Electrical Equipment)	1,243	3,543
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	157	447
Fulgent Genetics, Inc.* (Health Care Providers & Services)	64	1,998
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	100	723
Fulton Financial Corp. (Banks)	494	6,827
Funko, Inc.* (Distributors)	97	915
FutureFuel Corp. (Chemicals)	79	583
FVCBankcorp, Inc.* (Banks)	45	479
Gambling.com Group, Ltd.* (Media)	27	268
Gannett Co., Inc.* (Media)	437	817
GATX Corp. (Trading Companies & Distributors)	107	11,771
GCM Grosvenor, Inc. - Class A (Capital Markets)	125	976
Gelesis Holdings, Inc.* (Biotechnology)	54	9
Genco Shipping & Trading, Ltd. (Marine Transportation)	112	1,754
GeneDx Holdings Corp.* (Health Care Technology)	900	329
Generation Bio Co.* (Biotechnology)	146	628
Genesco, Inc.* (Specialty Retail)	37	1,365
Gentherm, Inc.* (Automobile Components)	101	6,102
Genworth Financial, Inc.* (Insurance)	1,506	7,560
German American Bancorp, Inc. (Banks)	84	2,803
Geron Corp.* (Biotechnology)	1,302	2,825
Getty Realty Corp. (Diversified REITs)	128	4,612
Gevo, Inc.*(a) (Oil, Gas & Consumable Fuels)	599	922
Gibraltar Industries, Inc.* (Building Products)	95	4,608
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	131	2,037
Glacier Bancorp, Inc. (Banks)	338	14,200
Gladstone Commercial Corp. (Diversified REITs)	119	1,503
Gladstone Land Corp. (Diversified REITs)	98	1,632
Glatfelter Corp. (Paper & Forest Products)	134	427
Glaukos Corp.* (Health Care Equipment & Supplies)	139	6,964
Global Industrial Co. (Trading Companies & Distributors)	40	1,074
Global Medical REIT, Inc. (Diversified REITs)	186	1,694
Global Net Lease, Inc. (Diversified REITs)	317	4,077
Global Water Resources, Inc. (Water Utilities)	41	510
Globalstar, Inc.* (Diversified Telecommunication Services)	2,081	2,414
GMS, Inc.* (Trading Companies & Distributors)	127	7,352
Gogo, Inc.* (Wireless Telecommunication Services)	150	2,175
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	307	6,631
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	61	2,654
Golden Ocean Group, Ltd.(a) (Marine Transportation)	373	3,551
Goosehead Insurance, Inc.* (Insurance)	58	3,028

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
GoPro, Inc.* - Class A (Household Durables)	393	$1,977
Gossamer Bio, Inc.* (Biotechnology)	192	242
GrafTech International, Ltd. (Electrical Equipment)	590	2,867
Graham Holdings Co. - Class B (Diversified Consumer Services)	11	6,554
Granite Construction, Inc. (Construction & Engineering)	135	5,546
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	158	784
Gray Television, Inc. (Media)	250	2,180
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	199	1,081
Great Southern Bancorp, Inc. (Banks)	28	1,419
Green Brick Partners, Inc.* (Household Durables)	83	2,910
Green Dot Corp.* - Class A (Consumer Finance)	143	2,457
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	164	5,082
Greene County Bancorp, Inc. (Banks)	20	454
Greenidge Generation Holdings, Inc.* (Software)	49	22
GreenLight Biosciences Holdings PBC* (Biotechnology)	272	118
Greenlight Capital Re, Ltd.* - Class A (Insurance)	80	751
Greif, Inc. - Class A (Containers & Packaging)	76	4,816
Greif, Inc. - Class B (Containers & Packaging)	16	1,224
Grid Dynamics Holdings, Inc.* (IT Services)	163	1,868
Griffon Corp. (Building Products)	133	4,257
Group 1 Automotive, Inc. (Specialty Retail)	43	9,735
Groupon, Inc.* (Broadline Retail)	66	278
GrowGeneration Corp.* (Specialty Retail)	175	599
Guaranty Bancshares, Inc. (Banks)	25	697
Guess?, Inc. (Specialty Retail)	94	1,829
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	33	2,640
H&E Equipment Services, Inc. (Trading Companies & Distributors)	97	4,290
H.B. Fuller Co. (Chemicals)	163	11,157
Haemonetics Corp.* (Health Care Equipment & Supplies)	152	12,578
Halozyme Therapeutics, Inc.* (Biotechnology)	405	15,466
Hamilton Lane, Inc. (Capital Markets)	109	8,064
Hancock Whitney Corp. (Banks)	262	9,537
Hanmi Financial Corp. (Banks)	92	1,708
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	265	7,579
HarborOne Bancorp, Inc. (Banks)	133	1,623
Harmonic, Inc.* (Communications Equipment)	280	4,085
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	80	2,612
Harsco Corp.* (Commercial Services & Supplies)	239	1,632
Haverty Furniture Cos., Inc. (Specialty Retail)	44	1,404
Hawaiian Holdings, Inc.* (Passenger Airlines)	154	1,411
Hawkins, Inc. (Chemicals)	59	2,583
Haynes International, Inc. (Metals & Mining)	38	1,903
HBT Financial, Inc. (Banks)	37	730
HCI Group, Inc.(a) (Insurance)	19	1,018
Health Catalyst, Inc.* (Health Care Technology)	167	1,949
Healthcare Services Group, Inc. (Commercial Services & Supplies)	225	3,121
HealthEquity, Inc.* (Health Care Providers & Services)	253	14,853
HealthStream, Inc.* (Health Care Technology)	74	2,005
Heartland Express, Inc. (Ground Transportation)	142	2,261
Heartland Financial USA, Inc. (Banks)	125	4,795
Hecla Mining Co. (Metals & Mining)	1,683	10,653
Heidrick & Struggles International, Inc. (Professional Services)	59	1,791
Helen of Troy, Ltd.* (Household Durables)	72	6,852
Heliogen, Inc.* (Electrical Equipment)	276	66
Helios Technologies, Inc. (Machinery)	99	6,475
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	435	3,367
Helmerich & Payne, Inc. (Energy Equipment & Services)	313	11,190
Herbalife Nutrition, Ltd.* (Personal Care Products)	298	4,798
Herc Holdings, Inc. (Trading Companies & Distributors)	76	8,656
Heritage Commerce Corp. (Banks)	179	1,491
Heritage Financial Corp. (Banks)	105	2,247
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	48	1,709
Heron Therapeutics, Inc.* (Biotechnology)	313	473
Hersha Hospitality Trust (Diversified REITs)	96	645
Heska Corp.* (Health Care Equipment & Supplies)	29	2,831
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	115	451
Hibbett, Inc. (Specialty Retail)	39	2,300
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	21	483
Hillenbrand, Inc. (Machinery)	211	10,029
HilleVax, Inc.* (Biotechnology)	53	876
Hillman Solutions Corp.* (Machinery)	409	3,444
Hilltop Holdings, Inc. (Banks)	152	4,510
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	261	11,596
Hims & Hers Health, Inc.* (Health Care Providers & Services)	369	3,660
Hingham Institution For Savings The (Banks)	4	934
Hippo Holdings, Inc.* (Insurance)	52	844

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
HireRight Holdings Corp.* (Professional Services)	64	$679
HNI Corp. (Commercial Services & Supplies)	125	3,480
Holley, Inc.* (Automobile Components)	156	427
Home Bancorp, Inc. (Banks)	22	727
Home BancShares, Inc. (Banks)	572	12,418
Home Point Capital, Inc. (Financial Services)	24	46
HomeStreet, Inc. (Banks)	55	989
HomeTrust Bancshares, Inc. (Banks)	44	1,082
Hope Bancorp, Inc. (Banks)	353	3,466
Horace Mann Educators Corp. (Insurance)	125	4,185
Horizon Bancorp, Inc. (Banks)	123	1,360
Hostess Brands, Inc.* (Food Products)	406	10,101
Houlihan Lokey, Inc. (Capital Markets)	155	13,562
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	15	1,018
Hub Group, Inc.* - Class A (Air Freight & Logistics)	98	8,226
Hudson Technologies, Inc.* (Trading Companies & Distributors)	131	1,144
Humacyte, Inc.* (Biotechnology)	179	553
Huron Consulting Group, Inc.* (Professional Services)	60	4,822
Hycroft Mining Holding Corp.* (Metals & Mining)	466	202
Hydrofarm Holdings Group, Inc.* (Machinery)	133	230
Hyliion Holdings Corp.* (Machinery)	418	828
Hyster-Yale Materials Handling, Inc. (Machinery)	33	1,646
Hyzon Motors, Inc.*(a) (Machinery)	267	218
I3 Verticals, Inc.* - Class A (IT Services)	70	1,717
IBEX Holdings, Ltd.* (Professional Services)	27	659
ICF International, Inc. (Professional Services)	56	6,143
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	85	2,783
Icosavax, Inc.* (Biotechnology)	68	394
Ideaya Biosciences, Inc.* (Biotechnology)	135	1,854
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	67	411
IDT Corp.* - Class B (Diversified Telecommunication Services)	47	1,602
IES Holdings, Inc.* (Construction & Engineering)	26	1,120
IGM Biosciences, Inc.* (Biotechnology)	32	440
iHeartMedia, Inc.* - Class A (Media)	367	1,431
IMAX Corp.* (Entertainment)	143	2,743
ImmunityBio, Inc.* (Biotechnology)	249	453
ImmunoGen, Inc.* (Biotechnology)	653	2,508
Immunovant, Inc.* (Biotechnology)	135	2,094
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	65	8,809
Inari Medical, Inc.* (Health Care Equipment & Supplies)	147	9,076
Independence Realty Trust, Inc. (Residential REITs)	683	10,948
Independent Bank Corp. (Banks)	139	9,121
Independent Bank Corp. (Banks)	61	1,084
Independent Bank Group, Inc. (Banks)	109	5,052
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	325	3,429
Indus Realty Trust, Inc. (Industrial REITs)	16	1,061
Industrial Logistics Properties Trust (Diversified REITs)	198	608
Infinera Corp.* (Communications Equipment)	588	4,563
Information Services Group, Inc. (IT Services)	107	545
Ingevity Corp.* (Chemicals)	114	8,153
Ingles Markets, Inc. (Consumer Staples Distribution & Retail)	43	3,814
Inhibrx, Inc.* (Biotechnology)	99	1,868
Innospec, Inc. (Chemicals)	75	7,700
Innovage Holding Corp.* (Health Care Providers & Services)	58	463
Innovative Industrial Properties, Inc. (Diversified REITs)	84	6,383
Innovid Corp.* (Media)	235	331
Innoviva, Inc.* (Pharmaceuticals)	192	2,160
Inogen, Inc.* (Health Care Equipment & Supplies)	70	874
Inotiv, Inc.* (Life Sciences Tools & Services)	70	303
Inovio Pharmaceuticals, Inc.* (Biotechnology)	752	617
Inseego Corp.* (Communications Equipment)	262	153
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	96	13,723
Insmed, Inc.* (Biotechnology)	411	7,008
Insperity, Inc. (Professional Services)	109	13,249
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	62	59
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	87	20,363
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	65	831
Installed Building Products, Inc. (Household Durables)	72	8,210
Insteel Industries, Inc. (Building Products)	57	1,586
Instil Bio, Inc.* (Biotechnology)	212	140
Instructure Holdings, Inc.* (Software)	53	1,373
Intapp, Inc.* (Software)	44	1,973
Integer Holdings Corp.* (Health Care Equipment & Supplies)	100	7,750
Integral Ad Science Holding Corp.* (Media)	116	1,655
Intellia Therapeutics, Inc.* (Biotechnology)	252	9,392
Inter Parfums, Inc. (Personal Care Products)	55	7,823
Intercept Pharmaceuticals, Inc.* (Biotechnology)	74	994
InterDigital, Inc. (Software)	90	6,561
Interface, Inc. (Commercial Services & Supplies)	175	1,421
International Bancshares Corp. (Banks)	163	6,980

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
International Game Technology PLC (Hotels, Restaurants & Leisure)	299	$8,013
International Money Express, Inc.* (IT Services)	95	2,449
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	148	6,169
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	279	15,107
Intrepid Potash, Inc.* (Chemicals)	34	938
InvenTrust Properties Corp. (Diversified REITs)	206	4,820
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	108	1,198
Investors Title Co. (Insurance)	4	604
Invitae Corp.* (Health Care Providers & Services)	742	1,002
Invivyd, Inc.* (Biotechnology)	156	187
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	366	2,251
Iovance Biotherapeutics, Inc.* (Biotechnology)	459	2,804
iRadimed Corp. (Health Care Equipment & Supplies)	22	866
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	92	11,411
Iridium Communications, Inc. (Diversified Telecommunication Services)	380	23,534
iRobot Corp.* (Household Durables)	82	3,578
IronNet, Inc.*(a) (Software)	204	72
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	416	4,376
iTeos Therapeutics, Inc.* (Biotechnology)	72	980
Itron, Inc.* (Electronic Equipment, Instruments & Components)	137	7,597
Ivanhoe Electric, Inc.* (Metals & Mining)	141	1,713
IVERIC bio, Inc.* (Biotechnology)	415	10,097
J & J Snack Foods Corp. (Food Products)	46	6,818
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	63	5,518
Jackson Financial, Inc. - Class A (Financial Services)	228	8,529
James River Group Holdings, Ltd. (Insurance)	112	2,313
Janus International Group, Inc.* (Building Products)	248	2,445
Janux Therapeutics, Inc.* (Biotechnology)	52	629
JELD-WEN Holding, Inc.* (Building Products)	254	3,216
JOANN, Inc. (Specialty Retail)	34	54
Joby Aviation, Inc.*(a) (Passenger Airlines)	784	3,403
John B Sanfilippo & Son, Inc. (Food Products)	27	2,617
John Bean Technologies Corp. (Machinery)	96	10,492
John Marshall Bancorp, Inc. (Banks)	35	756
John Wiley & Sons, Inc. - Class A (Media)	131	5,079
Johnson Outdoors, Inc. - Class A (Leisure Products)	16	1,008
Jounce Therapeutics, Inc.* (Biotechnology)	128	237
Kadant, Inc. (Machinery)	35	7,298
Kaiser Aluminum Corp. (Metals & Mining)	48	3,582
Kaleyra, Inc.* (Software)	27	45
KalVista Pharmaceuticals, Inc.* (Biotechnology)	74	582
Kaman Corp. - Class A (Aerospace & Defense)	85	1,943
KAR Auction Services, Inc.* (Commercial Services & Supplies)	329	4,501
Karat Packaging, Inc. (Trading Companies & Distributors)	17	227
Karuna Therapeutics, Inc.* (Biotechnology)	99	17,981
Karyopharm Therapeutics, Inc.* (Biotechnology)	237	922
KB Home (Household Durables)	231	9,282
Kearny Financial Corp. (Banks)	181	1,470
Kelly Services, Inc. - Class A (Professional Services)	103	1,709
Kennametal, Inc. (Machinery)	248	6,840
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	359	5,956
Keros Therapeutics, Inc.* (Biotechnology)	59	2,519
Kezar Life Sciences, Inc.* (Biotechnology)	160	501
Kforce, Inc. (Professional Services)	60	3,794
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	73	1,759
Kimball International, Inc. - Class B (Commercial Services & Supplies)	109	1,352
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	50	1,565
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	95	1,022
Kinnate Biopharma, Inc.* (Biotechnology)	89	556
Kinsale Capital Group, Inc. (Insurance)	66	19,811
Kite Realty Group Trust (Retail REITs)	663	13,870
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	174	1,982
Knowles Corp.* (Electronic Equipment, Instruments & Components)	273	4,641
Kodiak Sciences, Inc.* (Biotechnology)	101	626
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	169	8,178
Koppers Holdings, Inc. (Chemicals)	62	2,168
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	128	156
Korn Ferry (Professional Services)	159	8,227
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,374	10,223
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	376	5,068
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	218	3,390
Kronos Bio, Inc.* (Biotechnology)	124	181
Kronos Worldwide, Inc. (Chemicals)	67	617
Krystal Biotech, Inc.* (Biotechnology)	65	5,204
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	170	8,957
Kura Oncology, Inc.* (Biotechnology)	198	2,422
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	14	922

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Kymera Therapeutics, Inc.* (Biotechnology)	115	$3,407
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	346	3,270
Lakeland Bancorp, Inc. (Banks)	189	2,956
Lakeland Financial Corp. (Banks)	75	4,698
Lancaster Colony Corp. (Food Products)	59	11,971
Lands’ End, Inc.* (Specialty Retail)	46	447
Landsea Homes Corp.* (Household Durables)	29	176
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	208	17,171
Latch, Inc.* (Software)	331	252
Latham Group, Inc.* (Leisure Products)	131	375
Laureate Education, Inc. - Class A (Diversified Consumer Services)	409	4,810
Lawson Products, Inc.* (Trading Companies & Distributors)	15	682
La-Z-Boy, Inc. (Household Durables)	131	3,809
LCI Industries (Automobile Components)	76	8,350
Leafly Holdings, Inc.* (Interactive Media & Services)	93	37
Legacy Housing Corp.* (Household Durables)	27	615
Legalzoom.com, Inc.* (Professional Services)	292	2,739
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	59	3,037
Lemonade, Inc.* (Insurance)	143	2,039
LendingClub Corp.* (Consumer Finance)	321	2,314
LendingTree, Inc.* (Consumer Finance)	32	853
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	253	615
LGI Homes, Inc.* (Household Durables)	62	7,070
Liberty Energy, Inc. (Energy Equipment & Services)	409	5,239
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	116	964
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	444	3,667
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	30	1,037
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	115	3,874
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	416	2,342
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	128	2,043
Lifecore Biomedical, Inc.* (Food Products)	80	302
LifeStance Health Group, Inc.* (Health Care Providers & Services)	220	1,635
Lifetime Brands, Inc. (Household Durables)	39	229
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	46	3,384
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	287	17,235
Lightning eMotors, Inc.* (Machinery)	176	50
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	344	1,799
Limelight Networks, Inc.* (IT Services)	418	331
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	102	975
Lindsay Corp. (Machinery)	33	4,987
Lions Gate Entertainment Corp.* - Class A (Entertainment)	177	1,959
Lions Gate Entertainment Corp.* - Class B (Entertainment)	351	3,643
Liquidia Corp.* (Pharmaceuticals)	145	1,002
Liquidity Services, Inc.* (Commercial Services & Supplies)	74	975
LivaNova PLC* (Health Care Equipment & Supplies)	163	7,104
Live Oak Bancshares, Inc. (Banks)	100	2,437
Livent Corp.* (Chemicals)	493	10,708
LivePerson, Inc.* (Software)	214	944
LiveRamp Holdings, Inc.* (Software)	194	4,254
LiveVox Holdings, Inc.* (Software)	69	213
LL Flooring Holdings, Inc.* (Specialty Retail)	88	334
Local Bounti Corp.*(a) (Food Products)	197	157
Lordstown Motors Corp.* - Class A (Automobile Components)	536	355
LSB Industries, Inc.* (Chemicals)	225	2,324
LTC Properties, Inc. (Diversified REITs)	122	4,286
Lulu’s Fashion Lounge Holdings, Inc.* (Specialty Retail)	51	121
Luminar Technologies, Inc.*(a) (Automobile Components)	764	4,958
Luther Burbank Corp. (Banks)	45	427
Luxfer Holdings PLC (Machinery)	83	1,403
LXP Industrial Trust (Diversified REITs)	828	8,537
Lyell Immunopharma, Inc.* (Biotechnology)	526	1,241
M.D.C Holdings, Inc. (Household Durables)	177	6,880
M/I Homes, Inc.* (Household Durables)	81	5,110
Macatawa Bank Corp. (Banks)	80	818
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	165	11,689
MacroGenics, Inc.* (Biotechnology)	183	1,312
Madison Square Garden Entertainment Corp.* (Entertainment)	79	4,668
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	39	9,448
Magnite, Inc.* (Media)	403	3,732
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	531	11,618
Malibu Boats, Inc.* (Leisure Products)	62	3,500
MannKind Corp.* (Biotechnology)	774	3,173
Marathon Digital Holdings, Inc.*(a) (IT Services)	356	3,104
Marcus & Millichap, Inc. (Real Estate Management & Development)	77	2,472
Marine Products Corp. (Leisure Products)	25	330
MarineMax, Inc.* (Specialty Retail)	65	1,869
MarketWise, Inc.* (Capital Markets)	52	96
Markforged Holding Corp.* (Machinery)	346	332
Marqeta, Inc.* - Class A (IT Services)	1,321	6,037
Marten Transport, Ltd. (Ground Transportation)	177	3,708

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Masonite International Corp.* (Building Products)	68	$6,172
MasterCraft Boat Holdings, Inc.* (Leisure Products)	54	1,643
Matador Resources Co. (Oil, Gas & Consumable Fuels)	342	16,296
Materion Corp. (Metals & Mining)	62	7,192
Mativ Holdings, Inc. (Chemicals)	166	3,564
Matson, Inc. (Marine Transportation)	114	6,803
Matterport, Inc.* (Software)	682	1,862
Matthews International Corp. - Class A (Commercial Services & Supplies)	91	3,281
Maxar Technologies, Inc. (Aerospace & Defense)	224	11,437
MaxCyte, Inc.* (Biotechnology)	268	1,327
Maximus, Inc. (IT Services)	184	14,480
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	221	7,781
MBIA, Inc.* (Insurance)	146	1,352
McGrath RentCorp (Trading Companies & Distributors)	74	6,905
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	75	1,124
Medifast, Inc. (Personal Care Products)	33	3,421
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	77	14,481
MeiraGTx Holdings PLC* (Biotechnology)	100	517
Mercantile Bank Corp. (Banks)	47	1,437
Merchants Bancorp (Financial Services)	48	1,250
Mercury General Corp. (Insurance)	81	2,571
MeridianLink, Inc.* (Software)	70	1,211
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	170	12,572
Meritage Homes Corp. (Household Durables)	110	12,844
Mersana Therapeutics, Inc.* (Biotechnology)	282	1,159
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	16	2,796
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	108	4,739
Metrocity Bankshares, Inc. (Banks)	56	957
Metropolitan Bank Holding Corp.* (Banks)	31	1,051
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	312	3,095
MGE Energy, Inc. (Electric Utilities)	111	8,621
MGP Ingredients, Inc. (Beverages)	43	4,159
MicroStrategy, Inc.* (Software)	29	8,477
Microvast Holdings, Inc.* (Machinery)	524	650
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	504	1,346
Mid Penn Bancorp, Inc. (Banks)	44	1,127
Middlesex Water Co. (Water Utilities)	53	4,140
Midland States Bancorp, Inc. (Banks)	64	1,371
MidWestOne Financial Group, Inc. (Banks)	43	1,050
Miller Industries, Inc. (Machinery)	34	1,202
MillerKnoll, Inc. (Commercial Services & Supplies)	231	4,724
MiMedx Group, Inc.* (Biotechnology)	343	1,170
Minerals Technologies, Inc. (Chemicals)	99	5,982
Mineralys Therapeutics, Inc.* (Biotechnology)	37	579
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	417	3,561
Mirum Pharmaceuticals, Inc.* (Biotechnology)	56	1,345
Mission Produce, Inc.* (Food Products)	122	1,355
Mitek System, Inc.* (Software)	128	1,228
Model N, Inc.* (Software)	114	3,816
Modine Manufacturing Co.* (Automobile Components)	151	3,481
ModivCare, Inc.* (Health Care Providers & Services)	38	3,195
Moelis & Co. (Capital Markets)	194	7,457
Momentive Global, Inc.* (Software)	396	3,691
Momentus, Inc.*(a) (Aerospace & Defense)	171	100
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	40	2,966
MoneyGram International, Inc.* (IT Services)	285	2,970
Moneylion, Inc.* (Consumer Finance)	444	252
Monro, Inc. (Specialty Retail)	95	4,696
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	196	1,543
Monte Rosa Therapeutics, Inc.* (Biotechnology)	90	701
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	84	2,996
Moog, Inc. - Class A (Aerospace & Defense)	87	8,765
Morphic Holding, Inc.* (Biotechnology)	78	2,936
Motorcar Parts of America, Inc.* (Automobile Components)	58	432
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	46	1,323
Mr. Cooper Group, Inc.* (Financial Services)	211	8,645
MRC Global, Inc.* (Trading Companies & Distributors)	253	2,459
Mueller Industries, Inc. (Machinery)	170	12,491
Mueller Water Products, Inc. - Class A (Machinery)	474	6,608
Mullen Automotive, Inc.* (Automobile Components)	3,081	405
Multiplan Corp.* (Health Care Technology)	1,149	1,218
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	448	16,566
Murphy USA, Inc. (Specialty Retail)	61	15,740
MVB Financial Corp. (Banks)	31	640
Myers Industries, Inc. (Containers & Packaging)	110	2,357
MYR Group, Inc.* (Construction & Engineering)	50	6,301
Myriad Genetics, Inc.* (Biotechnology)	242	5,622
N-able, Inc.* (Software)	207	2,732
Nabors Industries, Ltd.* (Energy Equipment & Services)	28	3,413
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	12	433

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	141	$1,396
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	139	802
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	96	3,608
National Bank Holdings Corp. (Banks)	89	2,978
National Beverage Corp.* (Beverages)	72	3,796
National Energy Services Reunited Corp.* (Energy Equipment & Services)	116	610
National Health Investors, Inc. (Diversified REITs)	127	6,551
National Healthcare Corp. (Health Care Providers & Services)	38	2,207
National Presto Industries, Inc. (Aerospace & Defense)	16	1,153
National Research Corp. (Health Care Providers & Services)	43	1,871
National Vision Holdings, Inc.* (Specialty Retail)	239	4,503
National Western Life Group, Inc. - Class A (Insurance)	7	1,698
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	28	329
Nature’s Sunshine Products, Inc.* (Personal Care Products)	41	419
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	145	402
Navient Corp. (Consumer Finance)	311	4,974
NBT Bancorp, Inc. (Banks)	127	4,281
Nektar Therapeutics* (Pharmaceuticals)	552	388
Nelnet, Inc. - Class A (Consumer Finance)	44	4,043
NEOGAMES SA* (Hotels, Restaurants & Leisure)	40	608
Neogen Corp.* (Health Care Equipment & Supplies)	660	12,223
NeoGenomics, Inc.* (Life Sciences Tools & Services)	383	6,668
NerdWallet, Inc.* - Class A (Consumer Finance)	79	1,278
Nerdy, Inc.* (Diversified Consumer Services)	170	711
NETGEAR, Inc.* (Communications Equipment)	86	1,592
NetScout Systems, Inc.* (Communications Equipment)	206	5,902
NETSTREIT Corp. (Diversified REITs)	168	3,071
Nevro Corp.* (Health Care Equipment & Supplies)	106	3,832
New Jersey Resources Corp. (Gas Utilities)	293	15,587
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	281	2,799
Newmark Group, Inc. (Real Estate Management & Development)	411	2,910
Newpark Resources, Inc.* (Energy Equipment & Services)	262	1,009
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	24	376
NexPoint Residential Trust, Inc. (Diversified REITs)	69	3,013
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	110	547
NextGen Healthcare, Inc.* (Health Care Technology)	167	2,907
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	534	4,245
NextNav, Inc.* (Software)	201	408
NEXTracker, Inc.* - Class A (Electrical Equipment)	94	3,408
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	123	502
NI Holdings, Inc.* (Insurance)	26	338
Nicolet Bankshares, Inc.* (Banks)	37	2,333
Nikola Corp.*(a) (Machinery)	1,031	1,248
Nkarta, Inc.* (Biotechnology)	100	355
NL Industries, Inc. (Commercial Services & Supplies)	25	152
nLight, Inc.* (Electronic Equipment, Instruments & Components)	135	1,374
NMI Holdings, Inc.* - Class A (Financial Services)	250	5,583
Noble Corp. PLC* (Energy Equipment & Services)	257	10,144
Noodles & Co.* (Hotels, Restaurants & Leisure)	124	601
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	624	2,471
Northeast Bank (Banks)	20	673
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	201	6,100
Northfield Bancorp, Inc. (Banks)	130	1,531
Northwest Bancshares, Inc. (Banks)	370	4,451
Northwest Natural Holding Co. (Gas Utilities)	105	4,994
Northwest Pipe Co.* (Construction & Engineering)	30	937
NorthWestern Corp. (Multi-Utilities)	176	10,183
Novagold Resources, Inc.* (Metals & Mining)	728	4,528
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	108	17,181
NOW, Inc.* (Trading Companies & Distributors)	336	3,746
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	150	5,897
Nurix Therapeutics, Inc.* (Biotechnology)	141	1,252
NuScale Power Corp.* (Electrical Equipment)	95	864
Nutex Health, Inc.* (Health Care Technology)	770	778
Nuvalent, Inc.* - Class A (Biotechnology)	61	1,591
NuVasive, Inc.* (Health Care Equipment & Supplies)	159	6,568
Nuvation Bio, Inc.* (Pharmaceuticals)	354	588
NV5 Global, Inc.* (Construction & Engineering)	41	4,263
Oceaneering International, Inc.* (Energy Equipment & Services)	304	5,360
Oceanfirst Financial Corp. (Banks)	177	3,271

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Ocugen, Inc.* (Biotechnology)	661	$564
Ocular Therapeutix, Inc.* (Pharmaceuticals)	234	1,233
Offerpad Solutions, Inc.* (Real Estate Management & Development)	208	110
Office Properties Income Trust (Diversified REITs)	146	1,796
OFG Bancorp (Banks)	142	3,541
O-I Glass, Inc.* (Containers & Packaging)	468	10,629
Oil States International, Inc.* (Energy Equipment & Services)	191	1,591
Old National Bancorp (Banks)	892	12,863
Old Second Bancorp, Inc. (Banks)	129	1,814
Olo, Inc.* - Class A (Software)	274	2,236
Olympic Steel, Inc. (Metals & Mining)	29	1,514
Omega Flex, Inc. (Machinery)	10	1,114
OmniAb, Inc.* (Life Sciences Tools & Services)	234	861
Omnicell, Inc.* (Health Care Equipment & Supplies)	135	7,920
ON24, Inc.* (Software)	129	1,130
Ondas Holdings, Inc.*(a) (Communications Equipment)	110	119
ONE Gas, Inc. (Gas Utilities)	164	12,994
One Liberty Properties, Inc. (Diversified REITs)	50	1,147
OneSpan, Inc.* (Software)	121	2,118
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	202	2,422
Onewater Marine, Inc.* (Specialty Retail)	35	979
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	151	13,270
Ooma, Inc.* (Diversified Telecommunication Services)	71	888
Open Lending Corp.* - Class A (Capital Markets)	321	2,260
OPKO Health, Inc.* (Health Care Providers & Services)	1,228	1,793
Oportun Financial Corp.* (Consumer Finance)	86	332
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	24	940
OppFi, Inc.* (Consumer Finance)	29	59
OptimizeRx Corp.* (Health Care Technology)	51	746
Option Care Health, Inc.* (Health Care Providers & Services)	508	16,138
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	218	1,319
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	114	1,223
Organogenesis Holdings, Inc.* (Biotechnology)	216	460
Origin Bancorp, Inc. (Banks)	68	2,186
Origin Materials, Inc.* (Chemicals)	320	1,366
Orion Engineered Carbons SA (Chemicals)	184	4,801
Orion Office REIT, Inc. (Diversified REITs)	174	1,166
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	159	13,478
Orrstown Financial Services, Inc. (Banks)	31	616
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	104	1,742
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	46	2,037
Oscar Health, Inc.* - Class A (Insurance)	367	2,400
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	49	5,016
Otter Tail Corp. (Electric Utilities)	125	9,034
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	851	712
Outbrain, Inc.* (Interactive Media & Services)	111	458
Outfront Media, Inc. (Diversified REITs)	445	7,222
Outlook Therapeutics, Inc.*(a) (Biotechnology)	470	512
Outset Medical, Inc.* (Health Care Equipment & Supplies)	147	2,705
Overstock.com, Inc.* (Specialty Retail)	130	2,635
Owens & Minor, Inc.* (Health Care Providers & Services)	224	3,259
Owlet, Inc.* (Health Care Equipment & Supplies)	216	70
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	46	4,857
P3 Health Partners, Inc.* (Health Care Providers & Services)	74	78
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	753	8,720
Pacific Premier Bancorp, Inc. (Banks)	285	6,846
Pacira BioSciences, Inc.* (Pharmaceuticals)	137	5,591
Pactiv Evergreen, Inc. (Containers & Packaging)	131	1,048
PagerDuty, Inc.* (Software)	263	9,200
Palomar Holdings, Inc.* (Insurance)	74	4,085
PAM Transportation Services, Inc. (Ground Transportation)	20	573
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	99	7,418
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	149	4,351
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	81	2,751
Paragon 28, Inc.* (Health Care Equipment & Supplies)	148	2,526
Paramount Group, Inc. (Diversified REITs)	570	2,599
Pardes Biosciences, Inc.* (Biotechnology)	104	137
Park Aerospace Corp. (Aerospace & Defense)	60	807
Park National Corp. (Banks)	44	5,217
Parke Bancorp, Inc. (Banks)	31	551
Parsons Corp.* (Aerospace & Defense)	102	4,563
Pathward Financial, Inc. (Banks)	83	3,444
Patrick Industries, Inc. (Automobile Components)	66	4,541
Patterson Cos., Inc. (Health Care Providers & Services)	265	7,094
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	653	7,640
Payoneer Global, Inc.* (IT Services)	671	4,214

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Paysafe, Ltd.* (IT Services)	87	$1,502
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	360	15,610
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	34	1,529
PCB Bancorp (Banks)	35	507
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	91	3,858
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	358	9,165
Peapack Gladstone Financial Corp. (Banks)	52	1,540
Pear Therapeutics, Inc.* (Health Care Technology)	212	54
Pebblebrook Hotel Trust (Hotel & Resort REITs)	395	5,546
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	249	3,713
PennyMac Financial Services, Inc. (Financial Services)	81	4,828
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	271	3,341
Peoples Bancorp, Inc. (Banks)	85	2,189
Peoples Financial Services Corp. (Banks)	21	910
PepGen, Inc.* (Biotechnology)	46	563
Perdoceo Education Corp.* (Diversified Consumer Services)	205	2,753
Perella Weinberg Partners (Capital Markets)	112	1,019
Perficient, Inc.* (IT Services)	104	7,508
Perimeter Solutions SA* (Chemicals)	357	2,885
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	715	7,508
Petiq, Inc.* (Health Care Providers & Services)	82	938
PetMed Express, Inc. (Specialty Retail)	61	991
PFSweb, Inc. (IT Services)	51	216
PGT Innovations, Inc.* (Building Products)	176	4,419
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	75	536
PhenomeX, Inc.* (Life Sciences Tools & Services)	225	261
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	62	950
Phillips Edison & Co., Inc. (Diversified REITs)	356	11,613
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	182	3,018
Phreesia, Inc.* (Health Care Technology)	151	4,876
Physicians Realty Trust (Health Care REITs)	693	10,346
Piedmont Lithium, Inc.* (Metals & Mining)	53	3,183
Piedmont Office Realty Trust, Inc. - Class A (Diversified REITs)	374	2,730
Pioneer Bancorp, Inc.* (Banks)	35	345
Piper Sandler Cos. (Capital Markets)	53	7,346
Pitney Bowes, Inc. (Commercial Services & Supplies)	527	2,050
PJT Partners, Inc. - Class A (Capital Markets)	72	5,198
Planet Labs PBC* (Professional Services)	592	2,327
Playstudios, Inc.* (Entertainment)	241	889
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	137	271
Plexus Corp.* (Electronic Equipment, Instruments & Components)	84	8,196
Plymouth Industrial REIT, Inc. (Diversified REITs)	115	2,416
PMV Pharmaceuticals, Inc.* (Biotechnology)	112	534
PNM Resources, Inc. (Electric Utilities)	260	12,657
Point Biopharma Global, Inc.* (Biotechnology)	264	1,919
PolyMet Mining Corp.* (Metals & Mining)	170	366
Porch Group, Inc.* (Software)	249	356
Portillo’s, Inc.* - Class A (Hotels, Restaurants & Leisure)	97	2,073
Portland General Electric Co. (Electric Utilities)	272	13,298
Postal Realty Trust, Inc. - Class A (Diversified REITs)	55	837
PotlatchDeltic Corp. (Specialized REITs)	242	11,979
Powell Industries, Inc. (Electrical Equipment)	28	1,193
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	173	14,642
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	139	2,755
PRA Group, Inc.* (Consumer Finance)	117	4,558
Praxis Precision Medicines, Inc.* (Biotechnology)	145	117
Precigen, Inc.* (Biotechnology)	371	393
Preferred Bank (Banks)	40	2,192
Preformed Line Products Co. (Electrical Equipment)	8	1,024
Premier Financial Corp. (Banks)	108	2,239
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	152	9,519
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	78	5,575
Prime Medicine, Inc.* (Biotechnology)	32	394
Primis Financial Corp. (Banks)	67	645
Primo Water Corp. (Beverages)	479	7,353
Primoris Services Corp. (Construction & Engineering)	161	3,970
Priority Technology Holdings, Inc.* (IT Services)	54	194
Privia Health Group, Inc.* (Health Care Providers & Services)	157	4,335
ProAssurance Corp. (Insurance)	164	3,031
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	79	2,244
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	71	900
PROG Holdings, Inc.* (Consumer Finance)	152	3,616
Progress Software Corp. (Software)	131	7,526
Progyny, Inc.* (Health Care Providers & Services)	230	7,388
Prometheus Biosciences, Inc.* (Biotechnology)	106	11,376

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
ProPetro Holding Corp.* (Energy Equipment & Services)	266	$1,913
PROS Holdings, Inc.* (Software)	126	3,452
Protagonist Therapeutics, Inc.* (Biotechnology)	142	3,266
Proterra, Inc.* (Machinery)	680	1,034
Prothena Corp. PLC* (Biotechnology)	119	5,768
Proto Labs, Inc.* (Machinery)	83	2,751
Provention Bio, Inc.* (Pharmaceuticals)	192	4,627
Provident BanCorp, Inc. (Banks)	44	301
Provident Financial Services, Inc. (Banks)	222	4,258
PTC Therapeutics, Inc.* (Biotechnology)	214	10,366
PubMatic, Inc.* - Class A (Media)	131	1,810
Pulmonx Corp.* (Health Care Equipment & Supplies)	104	1,163
Pure Cycle Corp.* (Water Utilities)	59	558
PureCycle Technologies, Inc.* (Chemicals)	323	2,261
Purple Innovation, Inc.* (Household Durables)	191	504
Q2 Holdings, Inc.* (Software)	170	4,185
QCR Holdings, Inc. (Banks)	48	2,108
Quad/Graphics, Inc.* (Commercial Services & Supplies)	99	425
Quaker Chemical Corp. (Chemicals)	41	8,116
Qualys, Inc.* (Software)	117	15,212
Quanex Building Products Corp. (Building Products)	101	2,175
Quanterix Corp.* (Life Sciences Tools & Services)	103	1,161
Quantum-Si, Inc.* (Life Sciences Tools & Services)	278	489
QuinStreet, Inc.* (Interactive Media & Services)	154	2,444
Quotient Technology, Inc.* (Media)	276	905
Qurate Retail, Inc.* - Class A (Broadline Retail)	1,065	1,052
R1 RCM, Inc.* (Health Care Providers & Services)	457	6,855
Rackspace Technology, Inc.* (IT Services)	175	329
Radian Group, Inc. (Financial Services)	479	10,586
Radiant Logistics, Inc.* (Air Freight & Logistics)	113	741
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	233	3,418
RadNet, Inc.* (Health Care Providers & Services)	152	3,805
Rallybio Corp.* (Biotechnology)	57	325
Ramaco Resources, Inc. (Metals & Mining)	68	599
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	325	16,659
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	58	2,369
Ranpak Holdings Corp.* (Containers & Packaging)	132	689
Rapid7, Inc.* (Software)	180	8,264
RAPT Therapeutics, Inc.* (Biotechnology)	91	1,670
Rayonier Advanced Materials, Inc.* (Chemicals)	188	1,179
RBB Bancorp (Banks)	44	682
RBC Bearings, Inc.* (Machinery)	87	20,247
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	26	2,032
RE/MAX Holdings, Inc. (Real Estate Management & Development)	54	1,013
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	218	2,217
Realogy Holdings Corp.* (Real Estate Management & Development)	327	1,727
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	84	7,636
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	416	2,775
Red River Bancshares, Inc. (Banks)	13	625
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	154	6,864
Red Violet, Inc.* (Professional Services)	30	528
Redfin Corp.* (Real Estate Management & Development)	323	2,926
Redwire Corp.* (Aerospace & Defense)	60	182
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	345	2,325
REGENXBIO, Inc.* (Biotechnology)	122	2,307
Regional Management Corp. (Consumer Finance)	23	600
Relay Therapeutics, Inc.* (Biotechnology)	259	4,266
Relmada Therapeutics, Inc.* (Pharmaceuticals)	83	188
Remitly Global, Inc.* (IT Services)	305	5,170
Renasant Corp. (Banks)	167	5,107
Rent the Runway, Inc.* - Class A (Specialty Retail)	144	410
Repay Holdings Corp.* (Financial Services)	267	1,754
Replimune Group, Inc.* (Biotechnology)	142	2,508
Republic Bancorp, Inc. - Class A (Banks)	26	1,103
Republic First Bancorp, Inc.* (Banks)	188	256
Reservoir Media, Inc.* (Entertainment)	62	404
Resideo Technologies, Inc.* (Building Products)	440	8,043
Resources Connection, Inc. (Professional Services)	98	1,672
Retail Opportunity Investments Corp. (Diversified REITs)	367	5,123
REV Group, Inc. (Machinery)	100	1,199
Revance Therapeutics, Inc.* (Pharmaceuticals)	246	7,923
REVOLUTION Medicines, Inc.* (Biotechnology)	265	5,740
Revolve Group, Inc.* (Specialty Retail)	124	3,261
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	47	1,344
Ribbon Communications, Inc.* (Communications Equipment)	220	752
Rigel Pharmaceuticals, Inc.* (Biotechnology)	525	693
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	249	180
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	33	1,256
Rimini Street, Inc.* (Software)	150	618
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	287	545

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Riot Platforms, Inc.*(a) (Software)	482	$4,815
Rite Aid Corp.* (Consumer Staples Distribution & Retail)	169	379
RLI Corp. (Insurance)	119	15,816
RLJ Lodging Trust (Diversified REITs)	488	5,173
Rocket Lab USA, Inc.* (Aerospace & Defense)	656	2,650
Rocket Pharmaceuticals, Inc.* (Biotechnology)	170	2,912
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	21	484
Rogers Corp.* (Electronic Equipment, Instruments & Components)	57	9,316
Root, Inc.* - Class A (Insurance)	24	108
Rover Group, Inc.* (Diversified Consumer Services)	285	1,291
RPC, Inc. (Energy Equipment & Services)	226	1,738
RPT Realty (Diversified REITs)	257	2,444
RumbleON, Inc.* - Class B (Specialty Retail)	32	194
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	127	6,934
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	20	1,198
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	185	575
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	96	1,576
RxSight, Inc.* (Health Care Equipment & Supplies)	72	1,201
Ryerson Holding Corp. (Metals & Mining)	59	2,146
Ryman Hospitality Properties, Inc. - Class I (Diversified REITs)	164	14,716
S&T Bancorp, Inc. (Banks)	119	3,743
Sabra Health Care REIT, Inc. (Health Care REITs)	702	8,073
Sabre Corp.* (IT Services)	992	4,256
Safe Bulkers, Inc. (Marine Transportation)	218	804
Safehold, Inc. (Specialized REITs)	122	3,597
Safety Insurance Group, Inc. (Insurance)	43	3,204
Sage Therapeutics, Inc.* (Biotechnology)	158	6,630
Saia, Inc.* (Ground Transportation)	81	22,037
Sally Beauty Holdings, Inc.* (Specialty Retail)	326	5,079
Sana Biotechnology, Inc.*(a) (Biotechnology)	271	886
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	97	1,398
Sandy Spring Bancorp, Inc. (Banks)	133	3,455
Sangamo Therapeutics, Inc.* (Biotechnology)	407	716
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	174	10,612
Sapiens International Corp. N.V. (Software)	98	2,129
Sarcos Technology and Robotics Corp.* (Machinery)	333	158
Saul Centers, Inc. (Diversified REITs)	36	1,404
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	77	2,344
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	78	2,426
Scholastic Corp. (Media)	89	3,046
Schrodinger, Inc.* (Health Care Technology)	164	4,318
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	191	54
Scilex Holding Co.* (Pharmaceuticals)	198	1,624
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	143	8,052
Sculptor Capital Management, Inc. (Capital Markets)	76	654
Seacoast Banking Corp. of Florida (Banks)	219	5,190
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	121	7,419
SecureWorks Corp.* - Class A (Software)	30	257
Seer, Inc.* (Life Sciences Tools & Services)	157	606
Select Energy Services, Inc. (Energy Equipment & Services)	217	1,510
Select Medical Holdings Corp. (Health Care Providers & Services)	317	8,194
Selective Insurance Group, Inc. (Insurance)	182	17,350
Selectquote, Inc.* (Insurance)	412	894
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	193	4,659
Seneca Foods Corp.* - Class A (Food Products)	16	836
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	1,439	1,022
Sensient Technologies Corp. (Chemicals)	128	9,800
Seres Therapeutics, Inc.* (Biotechnology)	214	1,213
Service Properties Trust (Hotel & Resort REITs)	500	4,980
ServisFirst Bancshares, Inc. (Banks)	153	8,358
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	349	3,316
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	114	6,326
Sharecare, Inc.* (Health Care Technology)	907	1,288
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	147	2,796
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	495	11,280
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	108	23,417
Shoe Carnival, Inc. (Specialty Retail)	52	1,334
Shore Bancshares, Inc. (Banks)	54	771
ShotSpotter, Inc.* (Software)	27	1,062
Shutterstock, Inc. (Interactive Media & Services)	73	5,300
SI-BONE, Inc.* (Health Care Equipment & Supplies)	103	2,026
Sierra Bancorp (Banks)	42	723
SIGA Technologies, Inc. (Pharmaceuticals)	143	822
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	66	577
Signet Jewelers, Ltd. (Specialty Retail)	136	10,577
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	96	16,808

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	114	$4,461
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	36	823
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	29	527
Simmons First National Corp. - Class A (Banks)	370	6,471
Simpson Manufacturing Co., Inc. (Building Products)	130	14,253
Simulations Plus, Inc. (Health Care Technology)	48	2,109
Sinclair Broadcast Group, Inc. - Class A (Media)	122	2,094
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	172	208
SiriusPoint, Ltd.* (Insurance)	280	2,276
SITE Centers Corp. (Diversified REITs)	584	7,172
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	49	6,969
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	216	4,882
SJW Group (Water Utilities)	82	6,243
Skillsoft Corp.* (Professional Services)	247	494
Skillz, Inc.* (Entertainment)	956	567
Skyline Champion Corp.* (Household Durables)	162	12,187
Skyward Specialty Insurance Group, Inc.* (Insurance)	32	700
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	36	410
SkyWest, Inc.* (Passenger Airlines)	152	3,370
Sleep Number Corp.* (Specialty Retail)	65	1,977
SM Energy Co. (Oil, Gas & Consumable Fuels)	368	10,363
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	148	2,552
SmartFinancial, Inc. (Banks)	47	1,088
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	369	941
Smith & Wesson Brands, Inc. (Leisure Products)	138	1,699
Snap One Holdings Corp.* (Household Durables)	55	514
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	96	820
SolarWinds Corp.* (Software)	147	1,264
Solid Power, Inc.* (Automobile Components)	403	1,213
Solo Brands, Inc.* - Class A (Leisure Products)	67	481
SomaLogic, Inc.* (Life Sciences Tools & Services)	468	1,193
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	576	436
Sonic Automotive, Inc. - Class A (Specialty Retail)	55	2,989
Sonos, Inc.* (Household Durables)	388	7,613
South Plains Financial, Inc. (Banks)	30	642
Southern First Bancshares, Inc.* (Banks)	23	706
Southern Missouri Bancorp, Inc. (Banks)	23	860
Southside Bancshares, Inc. (Banks)	91	3,021
SouthState Corp. (Banks)	228	16,248
Southwest Gas Holdings, Inc. (Gas Utilities)	204	12,740
Sovos Brands, Inc.* (Food Products)	117	1,952
SP Plus Corp.* (Commercial Services & Supplies)	61	2,092
SpartanNash Co. (Consumer Staples Distribution & Retail)	106	2,629
Spire Global, Inc.* (Professional Services)	380	254
Spire, Inc. (Gas Utilities)	155	10,872
Spirit Airlines, Inc. (Passenger Airlines)	332	5,699
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	114	967
SpringWorks Therapeutics, Inc.* (Biotechnology)	110	2,831
Sprout Social, Inc.* - Class A (Software)	142	8,645
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	322	11,279
SPS Commerce, Inc.* (Software)	110	16,754
SPX Technologies, Inc.* (Machinery)	133	9,387
Squarespace, Inc.* - Class A (IT Services)	93	2,955
STAAR Surgical Co.* (Health Care Equipment & Supplies)	146	9,337
STAG Industrial, Inc. (Diversified REITs)	549	18,567
Stagwell, Inc.* (Media)	233	1,729
Standard Motor Products, Inc. (Automobile Components)	61	2,252
Standex International Corp. (Machinery)	36	4,408
Star Holdings* (Diversified REITs)	39	678
Steelcase, Inc. - Class A (Commercial Services & Supplies)	265	2,231
Stellar Bancorp, Inc. (Banks)	138	3,396
Stem, Inc.* (Electrical Equipment)	438	2,483
Stepan Co. (Chemicals)	65	6,697
StepStone Group, Inc. - Class A (Capital Markets)	167	4,053
Sterling Bancorp, Inc.* (Banks)	53	300
Sterling Check Corp.* (Professional Services)	72	803
Sterling Construction Co., Inc.* (Construction & Engineering)	89	3,371
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	234	8,425
Stewart Information Services Corp. (Insurance)	82	3,309
Stitch Fix, Inc.* - Class A (Specialty Retail)	254	1,298
Stock Yards Bancorp, Inc. (Banks)	87	4,797
Stoke Therapeutics, Inc.* (Biotechnology)	68	566
StoneCo, Ltd.* - Class A (IT Services)	843	8,042
Stoneridge, Inc.* (Automobile Components)	80	1,496
StoneX Group, Inc.* (Capital Markets)	54	5,591
Strategic Education, Inc. (Diversified Consumer Services)	69	6,198
Stratus Properties, Inc. (Real Estate Management & Development)	18	360
Stride, Inc.* (Diversified Consumer Services)	128	5,024

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Sturm Ruger & Co., Inc. (Leisure Products)	52	$2,987
Summit Financial Group, Inc. (Banks)	34	706
Summit Hotel Properties, Inc. (Diversified REITs)	319	2,233
Summit Materials, Inc.* - Class A (Construction Materials)	362	10,314
Sumo Logic, Inc.* (Software)	358	4,289
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	101	2,071
SunCoke Energy, Inc. (Metals & Mining)	254	2,281
Sunlight Financial Holdings, Inc.* (Consumer Finance)	72	22
Sunnova Energy International, Inc.*(a) (Independent Power and Renewable Electricity Producers)	302	4,717
SunOpta, Inc.* (Food Products)	297	2,287
SunPower Corp.* (Electrical Equipment)	249	3,446
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	645	6,372
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	143	15,237
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	36	283
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	151	5,471
Surgery Partners, Inc.* (Health Care Providers & Services)	156	5,377
Surmodics, Inc.* (Health Care Equipment & Supplies)	41	934
Sutro Biopharma, Inc.* (Biotechnology)	164	758
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	270	2,117
SWK Holdings Corp.* (Financial Services)	11	196
Sylvamo Corp. (Paper & Forest Products)	104	4,812
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	121	13,449
Syndax Pharmaceuticals, Inc.* (Biotechnology)	183	3,865
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	60	985
Talaris Therapeutics, Inc.* (Biotechnology)	70	132
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	213	3,161
Tanger Factory Outlet Centers, Inc. (Diversified REITs)	308	6,046
Tango Therapeutics, Inc.* (Biotechnology)	142	561
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	89	1,169
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	56	704
Tattooed Chef, Inc.*(a) (Food Products)	151	214
Taylor Morrison Home Corp.* (Household Durables)	318	12,167
TechTarget, Inc.* (Media)	82	2,962
Teekay Corp.* (Oil, Gas & Consumable Fuels)	210	1,298
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	70	3,005
TEGNA, Inc. (Media)	678	11,464
Tejon Ranch Co.* (Real Estate Management & Development)	63	1,151
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	307	3,227
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	1,552	1,909
Telos Corp.* (Software)	164	415
Tenable Holdings, Inc.* (Software)	340	16,153
Tenaya Therapeutics, Inc.* (Biotechnology)	132	376
Tennant Co. (Machinery)	56	3,838
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	23	41
Terawulf, Inc.* (Software)	214	201
Terex Corp. (Machinery)	203	9,821
Terran Orbital Corp.* (Aerospace & Defense)	125	230
Terreno Realty Corp. (Diversified REITs)	245	15,827
TETRA Technologies, Inc.* (Energy Equipment & Services)	379	1,004
Texas Capital Bancshares, Inc.* (Banks)	147	7,197
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	204	22,045
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	132	4,239
TG Therapeutics, Inc.* (Biotechnology)	405	6,091
The Andersons, Inc. (Consumer Staples Distribution & Retail)	97	4,008
The Arena Group Holdings, Inc.* (Interactive Media & Services)	35	149
The Bancorp, Inc.* (Banks)	166	4,623
The Bank of NT Butterfield & Son, Ltd. (Banks)	151	4,077
The Beachbody Co., Inc.* (Diversified Consumer Services)	318	153
The Beauty Health Co.* (Personal Care Products)	266	3,360
The Brink’s Co. (Commercial Services & Supplies)	138	9,218
The Buckle, Inc. (Specialty Retail)	92	3,283
The Cato Corp. - Class A (Specialty Retail)	54	477
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	147	5,152
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	104	3,541
The Children’s Place, Inc.* (Specialty Retail)	36	1,449
The Container Store Group, Inc.* (Specialty Retail)	99	340
The Duckhorn Portfolio, Inc.* (Beverages)	128	2,035
The E.W. Scripps Co.* - Class A (Media)	178	1,675
The Ensign Group, Inc. (Health Care Providers & Services)	164	15,668
The First Bancorp, Inc. (Banks)	30	777
The First Bancshares, Inc. (Banks)	75	1,937
The First of Long Island Corp. (Banks)	66	891
The GEO Group, Inc.* (Commercial Services & Supplies)	360	2,840
The Goodyear Tire & Rubber Co.* (Automobile Components)	853	9,400
The Gorman-Rupp Co. (Machinery)	69	1,725
The Greenbrier Cos., Inc. (Machinery)	97	3,120
The Hackett Group, Inc. (IT Services)	70	1,294

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
The Hain Celestial Group, Inc.* (Food Products)	273	$4,682
The Honest Co., Inc.* (Personal Care Products)	200	360
The Joint Corp.* (Health Care Providers & Services)	43	724
The Lovesac Co.* (Household Durables)	42	1,214
The Macerich Co. (Retail REITs)	655	6,943
The Manitowoc Co., Inc.* (Machinery)	106	1,812
The Marcus Corp. (Entertainment)	72	1,152
The Necessity Retail REIT, Inc. (Diversified REITs)	407	2,556
The ODP Corp.* (Specialty Retail)	122	5,488
The Oncology Institute, Inc.* (Health Care Providers & Services)	109	74
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	69	559
The Pennant Group, Inc.* (Health Care Providers & Services)	79	1,128
The RealReal, Inc.*(a) (Specialty Retail)	269	339
The RMR Group, Inc. - Class A (Real Estate Management & Development)	47	1,233
The Shyft Group, Inc. (Machinery)	105	2,389
The Simply Good Foods Co.* (Food Products)	270	10,739
The St Joe Co. (Real Estate Management & Development)	105	4,369
The Vita Coco Co., Inc.*(a) (Beverages)	85	1,668
The York Water Co. (Water Utilities)	43	1,922
Theravance Biopharma, Inc.* (Pharmaceuticals)	199	2,159
Thermon Group Holdings, Inc.* (Electrical Equipment)	101	2,517
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	52	462
Third Coast Bancshares, Inc.* (Banks)	39	613
Third Harmonic Bio, Inc.* (Pharmaceuticals)	38	157
Thorne HealthTech, Inc.* (Personal Care Products)	42	194
ThredUp, Inc.* - Class A (Specialty Retail)	179	453
Thryv Holdings, Inc.* (Media)	77	1,776
Tidewater, Inc.* (Energy Equipment & Services)	142	6,259
Tile Shop Holdings, Inc.* (Specialty Retail)	94	441
Tilly’s, Inc.* - Class A (Specialty Retail)	69	532
TimkenSteel Corp.* (Metals & Mining)	135	2,476
Tiptree, Inc. (Insurance)	75	1,093
Titan International, Inc.* (Machinery)	156	1,635
Titan Machinery, Inc.* (Trading Companies & Distributors)	62	1,888
Tompkins Financial Corp. (Banks)	42	2,781
Tootsie Roll Industries, Inc. (Food Products)	49	2,220
Topgolf Callaway Brands Corp.* (Leisure Products)	426	9,209
Torrid Holdings, Inc.* (Specialty Retail)	44	192
TowneBank (Banks)	210	5,597
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	210	1,525
TPI Composites, Inc.* (Electrical Equipment)	111	1,449
Traeger, Inc.* (Household Durables)	101	415
Transcat, Inc.* (Trading Companies & Distributors)	22	1,967
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	4	170
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	93	7,043
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	69	275
TravelCenters of America, Inc.*(a) (Specialty Retail)	38	3,287
Travere Therapeutics, Inc.* (Biotechnology)	187	4,206
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	112	2,821
Trean Insurance Group, Inc.* (Insurance)	69	422
Tredegar Corp. (Chemicals)	83	758
TreeHouse Foods, Inc.* (Food Products)	155	7,817
Tri Pointe Homes, Inc.* (Household Durables)	307	7,773
TriCo Bancshares (Banks)	95	3,951
TriMas Corp. (Containers & Packaging)	127	3,538
TriNet Group, Inc.* (Professional Services)	114	9,190
Trinity Industries, Inc. (Machinery)	250	6,090
Trinseo PLC (Chemicals)	106	2,210
Triton International, Ltd. (Trading Companies & Distributors)	177	11,190
Triumph Financial, Inc.* (Banks)	70	4,064
Triumph Group, Inc.* (Aerospace & Defense)	195	2,260
Tronox Holdings PLC - Class A (Chemicals)	356	5,119
TrueBlue, Inc.* (Professional Services)	98	1,744
TrueCar, Inc.* (Interactive Media & Services)	266	612
Trupanion, Inc.* (Insurance)	119	5,104
TrustCo Bank Corp. (Banks)	57	1,821
Trustmark Corp. (Banks)	186	4,594
TTEC Holdings, Inc. (IT Services)	57	2,122
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	308	4,155
Tucows, Inc.* (IT Services)	30	584
Tupperware Brands Corp.* (Household Durables)	134	335
Turning Point Brands, Inc. (Tobacco)	45	945
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	47	471
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	431	634
Tutor Perini Corp.* (Construction & Engineering)	128	790
Twist Bioscience Corp.* (Biotechnology)	173	2,609
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	295	4,339
Tyra Biosciences, Inc.*(a) (Biotechnology)	40	643

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
U.S. Cellular Corp.* (Wireless Telecommunication Services)	45	$933
U.S. Lime & Minerals, Inc. (Construction Materials)	6	916
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	39	3,818
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	225	2,687
Udemy, Inc.* (Diversified Consumer Services)	222	1,960
UFP Industries, Inc. (Building Products)	182	14,463
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	21	2,727
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	137	4,543
UMB Financial Corp. (Banks)	134	7,734
UMH Properties, Inc. (Diversified REITs)	160	2,366
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	44	359
UniFirst Corp. (Commercial Services & Supplies)	46	8,107
Unisys Corp.* (IT Services)	201	780
United Bankshares, Inc. (Banks)	397	13,974
United Community Banks, Inc. (Banks)	323	9,083
United Fire Group, Inc. (Insurance)	65	1,726
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	182	4,796
Uniti Group, Inc. (Diversified REITs)	722	2,563
Unitil Corp. (Multi-Utilities)	48	2,738
Unity Bancorp, Inc. (Banks)	22	502
Universal Corp. (Tobacco)	74	3,914
Universal Electronics, Inc.* (Household Durables)	37	375
Universal Health Realty Income Trust (Diversified REITs)	39	1,876
Universal Insurance Holdings, Inc. (Insurance)	78	1,421
Universal Logistics Holdings, Inc. (Ground Transportation)	22	641
Universal Technical Institute, Inc.* (Diversified Consumer Services)	101	745
Univest Financial Corp. (Banks)	88	2,089
Upbound Group, Inc. (Specialty Retail)	152	3,726
Upland Software, Inc.* (Software)	90	387
Upwork, Inc.* (Professional Services)	369	4,177
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,088	3,133
Urban Edge Properties (Diversified REITs)	348	5,241
Urban One, Inc.* (Media)	33	182
Urban One, Inc.* (Media)	25	189
Urban Outfitters, Inc.* (Specialty Retail)	194	5,378
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	637	675
Urstadt Biddle Properties, Inc. - Class A (Diversified REITs)	87	1,529
USANA Health Sciences, Inc.* (Personal Care Products)	34	2,139
USCB Financial Holdings, Inc.* (Banks)	33	326
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	10	948
Utz Brands, Inc. (Food Products)	200	3,294
V2X, Inc.* (Aerospace & Defense)	37	1,470
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	323	1,463
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	352	339
Valaris, Ltd.* (Energy Equipment & Services)	185	12,036
Valhi, Inc. (Chemicals)	7	122
Valley National Bancorp (Banks)	1,311	12,114
Value Line, Inc. (Capital Markets)	3	145
Vanda Pharmaceuticals, Inc.* (Biotechnology)	169	1,148
Varex Imaging Corp.* (Health Care Equipment & Supplies)	117	2,128
Varonis Systems, Inc.* (Software)	326	8,479
Vaxart, Inc.* (Biotechnology)	391	296
Vaxcyte, Inc.* (Biotechnology)	218	8,171
VBI Vaccines, Inc.* (Biotechnology)	586	178
Vector Group, Ltd. (Tobacco)	437	5,249
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	154	3,254
Velo3D, Inc.*(a) (Machinery)	174	395
Velocity Financial, Inc.* (Financial Services)	26	235
Ventyx Biosciences, Inc.* (Pharmaceuticals)	76	2,546
Vera Therapeutics, Inc.* (Biotechnology)	66	512
Veracyte, Inc.* (Biotechnology)	218	4,861
Veradigm, Inc.* (Health Care Technology)	328	4,280
Vericel Corp.* (Biotechnology)	144	4,222
Verint Systems, Inc.* (Software)	197	7,336
Veris Residential, Inc.* (Diversified REITs)	262	3,836
Veritex Holdings, Inc. (Banks)	160	2,922
Veritiv Corp. (Trading Companies & Distributors)	40	5,406
Veritone, Inc.* (Software)	95	554
Verra Mobility Corp.* - Class C (IT Services)	426	7,208
Vertex Energy, Inc.*(a) (Oil, Gas & Consumable Fuels)	165	1,630
Veru, Inc.* (Personal Care Products)	198	230
Verve Therapeutics, Inc.* (Biotechnology)	142	2,048
Via Renewables, Inc. (Electric Utilities)	7	129
Viad Corp.* (Commercial Services & Supplies)	62	1,292
Viant Technology, Inc.* - Class A (Software)	44	191
Viavi Solutions, Inc.* (Communications Equipment)	683	7,397
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	168	381
Vicor Corp.* (Electrical Equipment)	67	3,145
Victory Capital Holdings, Inc. - Class A (Capital Markets)	49	1,434
View, Inc.* (Building Products)	412	206
ViewRay, Inc.* (Health Care Equipment & Supplies)	450	1,557

March 31, 2023 :: ProFund VP Small-Cap ::

Common Stocks, continued

	Shares	Value
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	26	$595
Vimeo, Inc.* (Interactive Media & Services)	435	1,666
Vinco Ventures, Inc.* (Interactive Media & Services)	714	229
Vintage Wine Estates, Inc.* (Beverages)	99	106
Vir Biotechnology, Inc.* (Biotechnology)	221	5,143
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	737	2,985
Viridian Therapeutics, Inc.* (Biotechnology)	116	2,951
Virtus Investment Partners, Inc. (Capital Markets)	21	3,998
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	395	8,935
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	38	1,587
Vista Outdoor, Inc.* (Leisure Products)	170	4,711
VistaGen Therapeutics, Inc.* (Biotechnology)	629	78
Visteon Corp.* (Automobile Components)	85	13,330
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	50	2,277
Vital Farms, Inc.* (Food Products)	91	1,392
Vivid Seats, Inc.*(a) - Class A (Entertainment)	78	595
Vizio Holding Corp.* - Class A (Household Durables)	206	1,891
VSE Corp. (Commercial Services & Supplies)	32	1,437
Vuzix Corp.* (Household Durables)	180	745
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	288	1,463
Wabash National Corp. (Machinery)	145	3,566
Walker & Dunlop, Inc. (Financial Services)	93	7,084
Warby Parker, Inc.* - Class A (Specialty Retail)	254	2,690
Warrior Met Coal, Inc. (Metals & Mining)	157	5,763
Washington Federal, Inc. (Banks)	197	5,934
Washington Trust Bancorp, Inc. (Banks)	52	1,802
Waterstone Financial, Inc. (Financial Services)	58	878
Watts Water Technologies, Inc. - Class A (Machinery)	83	13,970
WD-40 Co. (Household Products)	42	7,478
Weatherford International PLC* (Energy Equipment & Services)	215	12,760
Weave Communications, Inc.* (Software)	96	477
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	50	4,234
Wejo Group, Ltd.* (Interactive Media & Services)	175	86
Werner Enterprises, Inc. (Ground Transportation)	193	8,780
WesBanco, Inc. (Banks)	174	5,342
West Bancorp, Inc. (Banks)	49	895
Westamerica Bancorp (Banks)	79	3,500
Weyco Group, Inc. (Distributors)	18	455
Wheels Up Experience, Inc.* (Passenger Airlines)	491	311
Whitestone REIT (Diversified REITs)	142	1,306
Whole Earth Brands, Inc.* (Food Products)	124	317
WideOpenWest, Inc.* (Media)	163	1,733
Willdan Group, Inc.* (Professional Services)	35	547
Wingstop, Inc. (Hotels, Restaurants & Leisure)	91	16,706
Winmark Corp. (Specialty Retail)	9	2,884
Winnebago Industries, Inc. (Automobile Components)	91	5,251
WisdomTree, Inc. (Capital Markets)	414	2,426
WM Technology, Inc.* (Software)	231	196
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	235	4,007
Workhorse Group, Inc.* (Automobile Components)	464	617
Workiva, Inc.* (Software)	145	14,849
World Acceptance Corp.* (Consumer Finance)	12	999
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	187	4,778
Worthington Industries, Inc. (Metals & Mining)	96	6,206
WSFS Financial Corp. (Banks)	186	6,995
WW International, Inc.* (Diversified Consumer Services)	165	680
Xencor, Inc.* (Biotechnology)	175	4,881
Xenia Hotels & Resorts, Inc. (Diversified REITs)	348	4,555
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	403	657
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	348	5,359
Xometry, Inc.* - Class A (Trading Companies & Distributo)	104	1,557
Xos, Inc.*(a) (Machinery)	171	90
XPEL, Inc.* (Automobile Components)	66	4,485
Xperi, Inc.* (Software)	127	1,388
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	62	1,884
Yelp, Inc.* (Interactive Media & Services)	206	6,324
Yext, Inc.* (Software)	342	3,287
Y-mAbs Therapeutics, Inc.* (Biotechnology)	112	561
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	143	2,460
Zeta Global Holdings Corp.* - Class A (Software)	338	3,661
Ziff Davis, Inc.* (Interactive Media & Services)	139	10,848
Zimvie, Inc.* (Health Care Equipment & Supplies)	63	455
ZipRecruiter, Inc.* (Interactive Media & Services)	222	3,539
Zumiez, Inc.* (Specialty Retail)	48	885
Zuora, Inc.* - Class A (Software)	383	3,784
Zurn Elkay Water Solutions Corp. (Building Products)	378	8,074
Zynex, Inc.* (Health Care Equipment & Supplies)	66	792

:: ProFund VP Small-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
TOTAL COMMON STOCKS
(Cost $6,124,039)		$7,033,003

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	250	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(b)(c) (30.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $3,156,244	$3,155,000	$3,155,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,155,000)		3,155,000

Collateral for Securities Loaned(d) (1.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(e)	107,881	$107,881
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $107,881)		107,881
TOTAL INVESTMENT SECURITIES
(Cost $9,386,920) - 100.3%		10,295,884
Net other assets (liabilities) - (0.3)%		(33,662)
NET ASSETS - 100.0%		$10,262,222

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of March 31, 2023, this security represented 0.0% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $106,412.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $473,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Index	Goldman Sachs International	4/27/23	5.23%	$802,104	$21,025
Russell 2000 Index	UBS AG	4/27/23	4.83%	2,422,533	65,881
				$3,224,637	$86,906

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Small-Cap ::

ProFund VP Small-Cap invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$76,440	0.7%
Air Freight & Logistics	21,470	0.2%
Automobile Components	114,768	1.1%
Banks	595,495	5.8%
Beverages	42,314	0.4%
Biotechnology	470,199	4.5%
Broadline Retail	7,035	0.1%
Building Products	98,720	1.0%
Capital Markets	116,214	1.1%
Chemicals	153,480	1.5%
Commercial Services & Supplies	107,102	1.0%
Communications Equipment	57,736	0.6%
Construction & Engineering	121,740	1.2%
Construction Materials	11,230	0.1%
Consumer Discretionary Products	2,482	NM
Consumer Finance	51,692	0.5%
Consumer Staples Distribution	34	NM
Consumer Staples Distribution & Retail	41,630	0.4%
Containers & Packaging	24,318	0.2%
Distributors	1,370	NM
Diversified Consumer Services	73,435	0.7%
Diversified REITs	301,963	2.9%
Diversified Telecommunication Services	51,998	0.5%
Electric Utilities	54,939	0.5%
Electrical Equipment	111,144	1.1%
Electronic Equipment, Instruments & Components	181,291	1.8%
Energy Equipment & Services	142,787	1.4%
Entertainment	26,442	0.3%
Financial Services	81,403	0.8%
Food Products	88,463	0.9%
Gas Utilities	77,696	0.9%
Ground Transportation	47,566	0.5%
Health Care Equipment & Supplies	274,537	2.7%
Health Care Providers & Services	169,511	1.7%
Health Care REITs	18,419	0.2%
Health Care Technology	37,950	0.4%
Hotel & Resort REITs	16,898	0.2%
Hotels, Restaurants & Leisure	188,878	1.9%
Household Durables	134,396	1.3%
Household Products	21,006	0.2%
Independent Power and Renewable Electricity Producers	32,283	0.3%
Industrial Conglomerates	1,566	NM
Industrial REITs	1,061	NM
Insurance	152,315	1.5%
Interactive Media & Services	52,532	0.5%
IT Services	132,758	1.3%
Leisure Products	32,450	0.3%
Life Sciences Tools & Services	55,700	0.5%
Machinery	282,096	2.7%
Marine Transportation	16,919	0.2%
Media	53,002	0.5%
Metals & Mining	126,459	1.2%
Mortgage Real Estate Investment Trusts (REITs)	78,360	0.8%
Multi-Utilities	34,924	0.3%
Office REITs	14,739	0.1%
Oil, Gas & Consumable Fuels	312,230	3.0%
Paper & Forest Products	6,943	0.1%
Passenger Airlines	22,376	0.2%
Personal Care Products	61,490	0.6%
Pharmaceuticals	119,346	1.2%
Professional Services	121,083	1.2%
Real Estate Management & Development	43,714	0.4%
Residential REITs	10,948	0.1%
Retail REITs	20,813	0.2%
Semiconductors & Semiconductor Equipment	212,813	2.0%
Software	354,496	3.4%
Specialized REITs	15,576	0.2%
Specialty Retail	187,927	1.9%
Technology Hardware, Storage & Peripherals	30,128	0.3%
Textiles, Apparel & Luxury Goods	54,427	0.5%
Tobacco	10,486	0.1%
Trading Companies & Distributors	121,250	1.2%
Water Utilities	34,315	0.3%
Wireless Telecommunication Services	9,287	0.1%
Other**	3,229,219	31.5%
Total	$10,262,222	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP Small-Cap Growth ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.1%)

	Shares	Value
8x8, Inc.* (Software)	1,609	$6,710
A10 Networks, Inc. (Software)	1,983	30,717
AAON, Inc. (Building Products)	1,298	125,503
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,135	74,058
AdaptHealth Corp.* (Health Care Providers & Services)	2,373	29,496
Addus HomeCare Corp.* (Health Care Providers & Services)	498	53,166
Adtalem Global Education, Inc.* (Diversified Consumer Services)	1,405	54,260
ADTRAN Holdings, Inc. (Communications Equipment)	1,508	23,917
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	1,155	113,190
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	2,343	131,606
AeroVironment, Inc.* (Aerospace & Defense)	777	71,220
Agiliti, Inc.* (Health Care Providers & Services)	463	7,399
Agilysys, Inc.* (Software)	615	50,744
Alamo Group, Inc. (Machinery)	232	42,725
Alarm.com Holdings, Inc.* (Software)	1,542	77,531
Albany International Corp. - Class A (Machinery)	961	85,875
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	691	18,622
American Equity Investment Life Holding Co. (Insurance)	1,115	40,686
American States Water Co. (Water Utilities)	788	70,045
American Vanguard Corp. (Chemicals)	859	18,795
Ameris Bancorp (Banks)	1,229	44,957
AMERISAFE, Inc. (Insurance)	326	15,958
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	1,339	111,083
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	1,165	43,688
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	197	7,825
Anika Therapeutics, Inc.* (Biotechnology)	234	6,720
Apogee Enterprises, Inc. (Building Products)	391	16,911
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	1,193	169,561
Arcosa, Inc. (Construction & Engineering)	987	62,290
Arcus Biosciences, Inc.* (Biotechnology)	1,611	29,385
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,369	8,296
Armada Hoffler Properties, Inc. (Diversified REITs)	1,360	16,062
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,036	26,439
Asbury Automotive Group, Inc.* (Specialty Retail)	308	64,680
Assured Guaranty, Ltd. (Insurance)	945	47,505
ATI, Inc.* (Metals & Mining)	2,480	97,860
Atlantic Union Bankshares Corp. (Banks)	900	31,545
ATN International, Inc. (Diversified Telecommunication Services)	331	13,545
Avantax, Inc.* (Capital Markets)	1,230	32,374
Avid Bioservices, Inc.* (Biotechnology)	1,329	24,932
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	605	19,348
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	1,013	134,982
Axos Financial, Inc.* (Banks)	891	32,896
B Riley Financial, Inc.(a) (Capital Markets)	243	6,899
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	904	110,125
Balchem Corp. (Chemicals)	992	125,467
BancFirst Corp. (Banks)	539	44,791
Banner Corp. (Banks)	1,057	57,469
Berkshire Hills Bancorp, Inc. (Banks)	796	19,948
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	1,057	22,990
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,574	40,373
Boise Cascade Co. (Trading Companies & Distributors)	1,219	77,102
Boot Barn Holdings, Inc.* (Specialty Retail)	562	43,072
Brady Corp. - Class A (Commercial Services & Supplies)	929	49,916
Brightsphere Investment Group, Inc. (Capital Markets)	519	12,238
California Water Service Group (Water Utilities)	1,050	61,110
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	790	26,418
Cal-Maine Foods, Inc. (Food Products)	1,172	71,363
Cara Therapeutics, Inc.* (Pharmaceuticals)	1,397	6,859
CareTrust REIT, Inc. (Diversified REITs)	1,907	37,339
Cars.com, Inc.* (Interactive Media & Services)	1,914	36,940
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	2,959	49,060
Cavco Industries, Inc.* (Household Durables)	250	79,436
Central Garden & Pet Co.* (Household Products)	143	5,872
Central Garden & Pet Co.* - Class A (Household Products)	610	23,833
Certara, Inc.* (Health Care Technology)	1,882	45,375
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	437	13,298
Chesapeake Utilities Corp. (Gas Utilities)	368	47,100
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	300	10,755

:: ProFund VP Small-Cap Growth :: March 31, 2023

Common Stocks, continued

	Shares	Value
City Holding Co. (Banks)	459	$41,714
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	1,604	109,617
Clearfield, Inc.* (Communications Equipment)	390	18,166
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	779	49,637
Coherus Biosciences, Inc.* (Biotechnology)	1,019	6,970
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	972	37,315
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	1,037	24,878
Comfort Systems USA, Inc. (Construction & Engineering)	1,106	161,431
Community Bank System, Inc. (Banks)	946	49,656
Community Healthcare Trust, Inc. (Diversified REITs)	436	15,958
Computer Programs and Systems, Inc.* (Health Care Technology)	232	7,006
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	2,831	30,546
CONMED Corp. (Health Care Equipment & Supplies)	461	47,879
Consensus Cloud Solutions, Inc.* (Software)	371	12,647
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	1,010	58,853
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,961	64,135
Core Laboratories N.V. (Energy Equipment & Services)	691	15,237
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	696	12,772
CorVel Corp.* (Health Care Providers & Services)	182	34,631
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	1,095	24,440
CSG Systems International, Inc. (IT Services)	929	49,887
CTS Corp. (Electronic Equipment, Instruments & Components)	985	48,718
Customers Bancorp, Inc.* (Banks)	470	8,704
Cutera, Inc.* (Health Care Equipment & Supplies)	391	9,235
CVB Financial Corp. (Banks)	4,061	67,737
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	493	16,161
Cytokinetics, Inc.* (Biotechnology)	2,924	102,897
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	727	26,746
Digi International, Inc.* (Communications Equipment)	1,105	37,216
Digital Turbine, Inc.* (Software)	1,785	22,063
Dime Community Bancshares, Inc. (Banks)	1,000	22,720
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	291	19,683
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	1,406	130,421
Donnelley Financial Solutions, Inc.* (Capital Markets)	387	15,813
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	985	19,641
Dorman Products, Inc. (Automobile Components)	873	75,305
DoubleVerify Holdings, Inc.* (Software)	2,700	81,404
Dril-Quip, Inc.* (Energy Equipment & Services)	556	15,952
Dycom Industries, Inc.* (Construction & Engineering)	622	58,250
Dynavax Technologies Corp.* (Biotechnology)	3,668	35,983
Eagle Pharmaceuticals, Inc.* (Biotechnology)	215	6,100
Edgewell Personal Care Co. (Personal Care Products)	763	32,366
elf Beauty, Inc.* (Personal Care Products)	1,565	128,878
Embecta Corp. (Health Care Equipment & Supplies)	830	23,340
Employers Holdings, Inc. (Insurance)	429	17,885
Enanta Pharmaceuticals, Inc.* (Biotechnology)	237	9,584
Encore Wire Corp. (Electrical Equipment)	567	105,082
Enerpac Tool Group Corp. (Machinery)	1,162	29,631
EnPro Industries, Inc. (Machinery)	643	66,801
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	398	19,518
ESCO Technologies, Inc. (Machinery)	543	51,829
Ethan Allen Interiors, Inc. (Household Durables)	704	19,332
EVERTEC, Inc. (IT Services)	1,310	44,213
Extreme Networks, Inc.* (Communications Equipment)	3,992	76,327
Fabrinet* (Electronic Equipment, Instruments & Components)	1,131	134,318
FB Financial Corp. (Banks)	542	16,845
Federal Signal Corp. (Machinery)	1,874	101,590
First Bancorp (Banks)	5,647	64,489
First Bancorp (Banks)	755	26,818
First Commonwealth Financial Corp. (Banks)	1,747	21,715
First Financial Bancorp (Banks)	1,612	35,093
First Hawaiian, Inc. (Banks)	2,047	42,230
Forward Air Corp. (Air Freight & Logistics)	821	88,471
Four Corners Property Trust, Inc. (Diversified REITs)	1,737	46,656
Franklin Electric Co., Inc. (Machinery)	1,202	113,108
Frontdoor, Inc.* (Diversified Consumer Services)	1,310	36,523
Fulgent Genetics, Inc.* (Health Care Providers & Services)	273	8,523
FutureFuel Corp. (Chemicals)	457	3,373
Gentherm, Inc.* (Automobile Components)	627	37,883
Getty Realty Corp. (Diversified REITs)	841	30,301
Glaukos Corp.* (Health Care Equipment & Supplies)	988	49,499
Gogo, Inc.* (Wireless Telecommunication Services)	1,304	18,908
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	414	18,013

March 31, 2023 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Green Brick Partners, Inc.* (Household Durables)	840	$29,450
Griffon Corp. (Building Products)	1,467	46,959
H.B. Fuller Co. (Chemicals)	1,062	72,694
Hanmi Financial Corp. (Banks)	942	17,493
Harmonic, Inc.* (Communications Equipment)	3,395	49,533
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	916	29,907
Haverty Furniture Cos., Inc. (Specialty Retail)	209	6,669
Hawkins, Inc. (Chemicals)	586	25,655
Haynes International, Inc. (Metals & Mining)	261	13,073
HealthStream, Inc.* (Health Care Technology)	477	12,927
Heartland Express, Inc. (Ground Transportation)	936	14,901
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,873	66,959
Heritage Financial Corp. (Banks)	1,085	23,219
Hibbett, Inc. (Specialty Retail)	209	12,327
Hillenbrand, Inc. (Machinery)	2,144	101,904
Hostess Brands, Inc.* (Food Products)	4,137	102,929
Hub Group, Inc.* - Class A (Air Freight & Logistics)	454	38,109
Independent Bank Corp. (Banks)	733	48,099
Innospec, Inc. (Chemicals)	765	78,543
Innovative Industrial Properties, Inc. (Diversified REITs)	864	65,655
Innoviva, Inc.* (Pharmaceuticals)	1,942	21,848
Installed Building Products, Inc. (Household Durables)	478	54,506
Insteel Industries, Inc. (Building Products)	276	7,678
Inter Parfums, Inc. (Personal Care Products)	552	78,516
InterDigital, Inc. (Software)	831	60,580
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	494	5,478
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,599	27,341
iTeos Therapeutics, Inc.* (Biotechnology)	758	10,316
J & J Snack Foods Corp. (Food Products)	463	68,626
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	636	55,708
John B Sanfilippo & Son, Inc. (Food Products)	169	16,379
Kaiser Aluminum Corp. (Metals & Mining)	493	36,793
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	1,303	21,617
Korn Ferry (Professional Services)	782	40,461
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	1,752	92,313
Lakeland Financial Corp. (Banks)	783	49,047
LCI Industries (Automobile Components)	392	43,069
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	413	21,257
Leslie’s, Inc.* (Specialty Retail)	2,988	32,898
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	268	19,714
Lindsay Corp. (Machinery)	340	51,384
Liquidity Services, Inc.* (Commercial Services & Supplies)	408	5,373
Livent Corp.* (Chemicals)	5,543	120,394
LivePerson, Inc.* (Software)	1,127	4,970
LiveRamp Holdings, Inc.* (Software)	1,100	24,123
LTC Properties, Inc. (Diversified REITs)	813	28,561
Marcus & Millichap, Inc. (Real Estate Management & Development)	766	24,596
Marten Transport, Ltd. (Ground Transportation)	1,780	37,291
Materion Corp. (Metals & Mining)	361	41,876
Matson, Inc. (Marine Transportation)	1,168	69,695
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	2,239	78,835
Medifast, Inc. (Personal Care Products)	337	34,937
Mercer International, Inc. (Paper & Forest Products)	537	5,249
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	1,759	130,079
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	96	16,774
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	580	25,450
MGP Ingredients, Inc. (Beverages)	476	46,039
Middlesex Water Co. (Water Utilities)	348	27,186
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,250	10,775
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	410	30,402
Moog, Inc. - Class A (Aerospace & Defense)	542	54,607
Mr. Cooper Group, Inc.* (Financial Services)	2,141	87,716
Mueller Industries, Inc. (Machinery)	1,757	129,105
Myers Industries, Inc. (Containers & Packaging)	1,127	24,152
MYR Group, Inc.* (Construction & Engineering)	257	32,385
N-able, Inc.* (Software)	1,404	18,533
Nabors Industries, Ltd.* (Energy Equipment & Services)	188	22,919
National Bank Holdings Corp. (Banks)	767	25,664
National Beverage Corp.* (Beverages)	490	25,833
National Vision Holdings, Inc.* (Specialty Retail)	1,414	26,640
NBT Bancorp, Inc. (Banks)	1,324	44,632
Nektar Therapeutics* (Pharmaceuticals)	2,791	1,962
NetScout Systems, Inc.* (Communications Equipment)	2,083	59,678
NexPoint Residential Trust, Inc. (Diversified REITs)	373	16,289
NextGen Healthcare, Inc.* (Health Care Technology)	1,652	28,761
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	2,220	17,649
NMI Holdings, Inc.* - Class A (Financial Services)	1,317	29,409

:: ProFund VP Small-Cap Growth :: March 31, 2023

Common Stocks, continued

	Shares	Value
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	2,292	$69,562
Northfield Bancorp, Inc. (Banks)	697	8,211
Northwest Bancshares, Inc. (Banks)	2,041	24,553
Northwest Natural Holding Co. (Gas Utilities)	693	32,959
NV5 Global, Inc.*(a) (Construction & Engineering)	385	40,028
Oceaneering International, Inc.* (Energy Equipment & Services)	2,231	39,333
OFG Bancorp (Banks)	1,468	36,612
O-I Glass, Inc.* (Containers & Packaging)	2,193	49,803
OneSpan, Inc.* (Software)	535	9,363
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	1,530	134,456
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	247	25,283
Otter Tail Corp. (Electric Utilities)	784	56,660
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	320	33,789
Pacira BioSciences, Inc.* (Pharmaceuticals)	1,417	57,828
Palomar Holdings, Inc.* (Insurance)	779	43,001
Park National Corp. (Banks)	447	53,001
Pathward Financial, Inc. (Banks)	613	25,433
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	4,556	53,305
Payoneer Global, Inc.* (IT Services)	2,653	16,661
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	912	38,669
Perdoceo Education Corp.* (Diversified Consumer Services)	1,308	17,566
Perficient, Inc.* (IT Services)	610	44,036
PGT Innovations, Inc.* (Building Products)	1,854	46,554
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	1,908	31,635
Piper Sandler Cos. (Capital Markets)	423	58,631
Plexus Corp.* (Electronic Equipment, Instruments & Components)	856	83,520
Preferred Bank (Banks)	408	22,362
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	1,075	67,326
Progress Software Corp. (Software)	1,339	76,926
Quaker Chemical Corp. (Chemicals)	421	83,337
Quanex Building Products Corp. (Building Products)	585	12,595
QuinStreet, Inc.* (Interactive Media & Services)	812	12,886
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	3,322	170,286
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	591	24,136
REGENXBIO, Inc.* (Biotechnology)	1,164	22,011
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	473	13,523
RPC, Inc. (Energy Equipment & Services)	2,573	19,786
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	488	8,013
S&T Bancorp, Inc. (Banks)	831	26,135
Sabre Corp.* (IT Services)	3,858	16,551
Safety Insurance Group, Inc. (Insurance)	260	19,375
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	829	50,561
Saul Centers, Inc. (Diversified REITs)	227	8,853
Seacoast Banking Corp. of Florida (Banks)	1,396	33,085
ServisFirst Bancshares, Inc. (Banks)	1,511	82,546
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	611	33,904
Shutterstock, Inc. (Interactive Media & Services)	356	25,846
Simulations Plus, Inc. (Health Care Technology)	332	14,588
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	983	26,256
SJW Group (Water Utilities)	824	62,731
SM Energy Co. (Oil, Gas & Consumable Fuels)	3,795	106,867
Southside Bancshares, Inc. (Banks)	538	17,862
SPS Commerce, Inc.* (Software)	1,113	169,509
SPX Technologies, Inc.* (Machinery)	866	61,122
Standex International Corp. (Machinery)	251	30,732
Stellar Bancorp, Inc. (Banks)	1,392	34,257
Stepan Co. (Chemicals)	424	43,685
StoneX Group, Inc.* (Capital Markets)	543	56,217
Strategic Education, Inc. (Diversified Consumer Services)	391	35,124
Stride, Inc.* (Diversified Consumer Services)	1,266	49,691
Sturm Ruger & Co., Inc. (Leisure Products)	333	19,128
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	1,007	20,644
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	1,670	60,504
Sylvamo Corp. (Paper & Forest Products)	563	26,045
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,089	16,161
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,192	48,407
Tanger Factory Outlet Centers, Inc. (Diversified REITs)	1,774	34,824
TechTarget, Inc.* (Media)	825	29,799
The Andersons, Inc. (Consumer Staples Distribution & Retail)	423	17,478
The Bancorp, Inc.* (Banks)	1,720	47,902
The Buckle, Inc. (Specialty Retail)	630	22,485
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	652	22,201
The Ensign Group, Inc. (Health Care Providers & Services)	1,722	164,521
The Simply Good Foods Co.* (Food Products)	2,613	103,919
The St Joe Co. (Real Estate Management & Development)	1,045	43,482
TimkenSteel Corp.* (Metals & Mining)	526	9,647
Titan International, Inc.* (Machinery)	1,574	16,496
Tompkins Financial Corp. (Banks)	249	16,486
Tootsie Roll Industries, Inc. (Food Products)	564	25,340
TreeHouse Foods, Inc.* (Food Products)	733	36,965
Trinity Industries, Inc. (Machinery)	1,484	36,150

March 31, 2023 :: ProFund VP Small-Cap Growth ::

Common Stocks, continued

	Shares	Value
Triumph Financial, Inc.* (Banks)	426	$24,734
Trupanion, Inc.* (Insurance)	1,086	46,579
TrustCo Bank Corp. (Banks)	388	12,393
Trustmark Corp. (Banks)	1,299	32,085
TTEC Holdings, Inc. (IT Services)	292	10,871
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	245	23,988
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,357	16,203
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	773	25,633
UniFirst Corp. (Commercial Services & Supplies)	274	48,287
uniQure N.V.* (Biotechnology)	1,273	25,638
United Community Banks, Inc. (Banks)	2,308	64,901
Uniti Group, Inc. (Diversified REITs)	3,295	11,697
Unitil Corp. (Multi-Utilities)	496	28,292
Universal Health Realty Income Trust (Diversified REITs)	255	12,268
Urban Edge Properties (Diversified REITs)	1,851	27,876
Urstadt Biddle Properties, Inc. - Class A (Diversified REITs)	510	8,961
Vector Group, Ltd. (Tobacco)	1,789	21,486
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	1,588	33,554
Veradigm, Inc.* (Health Care Technology)	3,377	44,070
Vericel Corp.* (Biotechnology)	831	24,365
Veris Residential, Inc.* (Diversified REITs)	1,371	20,071
Veritex Holdings, Inc. (Banks)	818	14,937
Verra Mobility Corp.* - Class C (IT Services)	4,307	72,874
Viavi Solutions, Inc.* (Communications Equipment)	3,613	39,129
Vir Biotechnology, Inc.* (Biotechnology)	2,345	54,569
Virtus Investment Partners, Inc. (Capital Markets)	106	20,181
Vista Outdoor, Inc.* (Leisure Products)	787	21,807
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	519	23,635
Wabash National Corp. (Machinery)	855	21,024
Warrior Met Coal, Inc. (Metals & Mining)	894	32,819
Washington Federal, Inc. (Banks)	1,071	32,259
WD-40 Co. (Household Products)	272	48,429
Westamerica Bancorp (Banks)	831	36,813
Winnebago Industries, Inc. (Automobile Components)	434	25,042
WisdomTree, Inc. (Capital Markets)	1,928	11,298
Xencor, Inc.* (Biotechnology)	1,851	51,624
XPEL, Inc.* (Automobile Components)	606	41,178
Yelp, Inc.* (Interactive Media & Services)	1,249	38,345
Zynex, Inc.* (Health Care Equipment & Supplies)	672	8,064
TOTAL COMMON STOCKS
(Cost $10,724,983)		14,250,293

Collateral for Securities Loaned(b) (0.2%)

Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(c)	21,574	$21,574
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $21,574)		21,574
TOTAL INVESTMENT SECURITIES
(Cost $10,746,557) - 100.3%		14,271,867
Net other assets (liabilities) - (0.3)%		(40,784)
NET ASSETS - 100.0%		$14,231,083

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $21,598.
(b)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(c)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

:: ProFund VP Small-Cap Growth :: March 31, 2023

ProFund VP Small-Cap Growth invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$257,433	1.8%
Air Freight & Logistics	126,580	0.9%
Automobile Components	222,477	1.6%
Banks	1,484,048	10.5%
Beverages	71,872	0.5%
Biotechnology	487,495	3.3%
Building Products	256,200	1.8%
Capital Markets	213,651	1.5%
Chemicals	571,943	4.1%
Commercial Services & Supplies	103,576	0.7%
Communications Equipment	303,966	2.1%
Construction & Engineering	354,384	2.5%
Consumer Staples Distribution & Retail	39,679	0.3%
Containers & Packaging	73,955	0.5%
Diversified Consumer Services	203,939	1.4%
Diversified REITs	381,371	2.7%
Diversified Telecommunication Services	63,182	0.4%
Electric Utilities	56,660	0.4%
Electrical Equipment	105,082	0.7%
Electronic Equipment, Instruments & Components	618,979	4.3%
Energy Equipment & Services	267,343	1.9%
Financial Services	117,125	0.8%
Food Products	425,521	3.0%
Gas Utilities	80,059	0.6%
Ground Transportation	52,192	0.4%
Health Care Equipment & Supplies	354,534	2.5%
Health Care Providers & Services	457,247	3.2%
Health Care Technology	152,727	1.1%
Hotels, Restaurants & Leisure	269,853	1.9%
Household Durables	182,724	1.3%
Household Products	78,134	0.5%
Insurance	230,989	1.6%
Interactive Media & Services	114,017	0.9%
IT Services	255,093	1.8%
Leisure Products	40,935	0.3%
Life Sciences Tools & Services	22,990	0.2%
Machinery	939,476	6.7%
Marine Transportation	69,695	0.5%
Media	29,799	0.2%
Metals & Mining	232,068	1.6%
Mortgage Real Estate Investment Trusts (REITs)	31,917	0.2%
Multi-Utilities	28,292	0.2%
Oil, Gas & Consumable Fuels	515,120	3.6%
Paper & Forest Products	31,294	0.2%
Passenger Airlines	20,644	0.1%
Personal Care Products	274,697	1.9%
Pharmaceuticals	406,474	2.9%
Professional Services	40,461	0.3%
Real Estate Management & Development	89,695	0.6%
Semiconductors & Semiconductor Equipment	940,019	6.7%
Software	645,820	4.5%
Specialty Retail	282,829	2.0%
Technology Hardware, Storage & Peripherals	32,120	0.2%
Textiles, Apparel & Luxury Goods	33,789	0.2%
Tobacco	21,486	0.2%
Trading Companies & Distributors	246,663	1.7%
Water Utilities	221,072	1.5%
Wireless Telecommunication Services	18,908	0.1%
Other**	(19,210)	(0.1)%
Total	$14,231,083	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Small-Cap Value ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
3D Systems Corp.* (Machinery)	5,328	$57,116
8x8, Inc.* (Software)	2,479	10,337
AAR Corp.* (Aerospace & Defense)	1,330	72,551
Aaron’s Co., Inc. (The) (Specialty Retail)	1,253	12,104
Abercrombie & Fitch Co.* (Specialty Retail)	1,990	55,223
ABM Industries, Inc. (Commercial Services & Supplies)	2,685	120,663
Academy Sports & Outdoors, Inc. (Specialty Retail)	1,682	109,751
Acadia Realty Trust (Diversified REITs)	3,857	53,805
Adeia, Inc. (Software)	4,268	37,814
ADTRAN Holdings, Inc. (Communications Equipment)	890	14,115
AdvanSix, Inc. (Chemicals)	1,121	42,901
Agiliti, Inc.* (Health Care Providers & Services)	746	11,921
Alamo Group, Inc. (Machinery)	113	20,810
Alexander & Baldwin, Inc. (Diversified REITs)	2,945	55,690
Allegiant Travel Co.* (Passenger Airlines)	636	58,500
Ambac Financial Group, Inc.* (Insurance)	1,827	28,282
AMC Networks, Inc.* - Class A (Media)	1,139	20,024
American Assets Trust, Inc. (Diversified REITs)	2,122	39,448
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	4,653	36,340
American Eagle Outfitters, Inc. (Specialty Retail)	7,080	95,155
American Equity Investment Life Holding Co. (Insurance)	1,354	49,407
American States Water Co. (Water Utilities)	465	41,334
American Woodmark Corp.* (Building Products)	675	35,147
America’s Car-Mart, Inc.* (Specialty Retail)	235	18,614
Ameris Bancorp (Banks)	1,033	37,787
AMERISAFE, Inc. (Insurance)	350	17,133
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	1,590	16,441
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	238	9,453
Anika Therapeutics, Inc.* (Biotechnology)	285	8,185
Apogee Enterprises, Inc. (Building Products)	388	16,781
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	5,279	49,148
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	1,598	58,280
ArcBest Corp. (Ground Transportation)	984	90,941
Archrock, Inc. (Energy Equipment & Services)	5,436	53,110
Arconic Corp.* (Metals & Mining)	4,123	108,146
Arcosa, Inc. (Construction & Engineering)	667	42,094
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	1,797	10,890
Armada Hoffler Properties, Inc. (Diversified REITs)	963	11,373
Artivion, Inc.* (Health Care Equipment & Supplies)	1,638	21,458
Asbury Automotive Group, Inc.* (Specialty Retail)	494	103,740
Assured Guaranty, Ltd. (Insurance)	1,193	59,972
Astec Industries, Inc. (Machinery)	923	38,074
ATI, Inc.* (Metals & Mining)	1,997	78,802
Atlantic Union Bankshares Corp. (Banks)	1,851	64,878
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	1,889	56,179
Avid Bioservices, Inc.* (Biotechnology)	784	14,708
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	553	17,685
Avista Corp. (Multi-Utilities)	2,997	127,223
Axos Financial, Inc.* (Banks)	998	36,846
AZZ, Inc. (Electrical Equipment)	1,012	41,735
B Riley Financial, Inc.(a) (Capital Markets)	332	9,425
B&G Foods, Inc.(a) (Food Products)	2,912	45,223
Banc of California, Inc. (Banks)	2,230	27,942
BankUnited, Inc. (Banks)	3,074	69,412
Barnes Group, Inc. (Machinery)	2,054	82,735
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	1,429	33,853
Berkshire Hills Bancorp, Inc. (Banks)	756	18,945
Big Lots, Inc. (Broadline Retail)	1,177	12,900
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	950	27,683
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	1,498	38,424
Boot Barn Holdings, Inc.* (Specialty Retail)	472	36,174
Brady Corp. - Class A (Commercial Services & Supplies)	657	35,301
Brandywine Realty Trust (Diversified REITs)	6,969	32,963
Bread Financial Holdings, Inc. (Consumer Finance)	2,025	61,398
Brightsphere Investment Group, Inc. (Capital Markets)	631	14,879
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	1,790	68,020
Bristow Group, Inc.* (Energy Equipment & Services)	955	21,392
Brookline Bancorp, Inc. (Banks)	3,566	37,443
Calavo Growers, Inc. (Food Products)	721	20,743
Caleres, Inc. (Specialty Retail)	1,447	31,299
California Water Service Group (Water Utilities)	846	49,237
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	1,039	34,744
Capitol Federal Financial, Inc. (Banks)	5,143	34,612

:: ProFund VP Small-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares	Value
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	1,705	$33,861
CareTrust REIT, Inc. (Diversified REITs)	1,537	30,094
Carpenter Technology Corp. (Metals & Mining)	1,971	88,222
Centerspace (Diversified REITs)	612	33,434
Central Garden & Pet Co.* (Household Products)	204	8,376
Central Garden & Pet Co.* - Class A (Household Products)	869	33,952
Central Pacific Financial Corp. (Banks)	1,098	19,654
Century Aluminum Co.* (Metals & Mining)	2,077	20,770
Century Communities, Inc. (Household Durables)	1,148	73,380
Cerence, Inc.* (Software)	1,634	45,900
Certara, Inc.* (Health Care Technology)	1,797	43,326
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	367	11,168
Chatham Lodging Trust (Diversified REITs)	1,982	20,791
Chesapeake Utilities Corp. (Gas Utilities)	238	30,462
Chico’s FAS, Inc.* (Specialty Retail)	5,080	27,940
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	336	12,046
Cinemark Holdings, Inc.* (Entertainment)	4,354	64,396
CIRCOR International, Inc.* (Machinery)	828	25,767
Clearwater Paper Corp.* (Paper & Forest Products)	680	22,726
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	712	45,369
Coherus Biosciences, Inc.* (Biotechnology)	1,284	8,783
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	658	25,261
Community Bank System, Inc. (Banks)	939	49,288
Community Health Systems, Inc. (Health Care Providers & Services)	5,088	24,931
Community Healthcare Trust, Inc. (Diversified REITs)	382	13,981
Compass Minerals International, Inc. (Metals & Mining)	1,385	47,492
Computer Programs and Systems, Inc.* (Health Care Technology)	271	8,184
Comtech Telecommunications Corp. (Communications Equipment)	1,128	14,077
CONMED Corp. (Health Care Equipment & Supplies)	632	65,639
Consensus Cloud Solutions, Inc.* (Software)	229	7,807
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	2,999	7,737
Core Laboratories N.V. (Energy Equipment & Services)	985	21,719
CoreCivic, Inc.* (Commercial Services & Supplies)	4,671	42,973
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	719	13,194
CorVel Corp.* (Health Care Providers & Services)	130	24,736
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	902	102,467
Cushman & Wakefield PLC* (Real Estate Management & Development)	6,603	69,596
Customers Bancorp, Inc.* (Banks)	618	11,445
Cutera, Inc.* (Health Care Equipment & Supplies)	211	4,984
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	531	17,406
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	750	27,593
Deluxe Corp. (Commercial Services & Supplies)	1,752	28,032
Designer Brands, Inc. (Specialty Retail)	2,043	17,856
DiamondRock Hospitality Co. (Diversified REITs)	8,505	69,146
Digital Turbine, Inc.* (Software)	1,320	16,315
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	254	17,181
DMC Global, Inc.* (Energy Equipment & Services)	753	16,543
Donnelley Financial Solutions, Inc.* (Capital Markets)	508	20,757
Douglas Elliman, Inc. (Real Estate Management & Development)	2,739	8,518
Dril-Quip, Inc.* (Energy Equipment & Services)	648	18,591
DXP Enterprises, Inc.* (Trading Companies & Distributors)	641	17,256
Dycom Industries, Inc.* (Construction & Engineering)	384	35,962
Eagle Bancorp, Inc. (Banks)	1,271	42,540
Eagle Pharmaceuticals, Inc.* (Biotechnology)	140	3,972
Easterly Government Properties, Inc. (Diversified REITs)	3,689	50,687
Ebix, Inc. (Software)	953	12,570
Edgewell Personal Care Co. (Personal Care Products)	1,086	46,068
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	798	7,653
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,568	31,355
Elme Communities (Diversified REITs)	3,555	63,492
Embecta Corp. (Health Care Equipment & Supplies)	1,232	34,644
Emergent BioSolutions, Inc.* (Biotechnology)	1,804	18,689
Employers Holdings, Inc. (Insurance)	542	22,596
Enanta Pharmaceuticals, Inc.* (Biotechnology)	486	19,654
Encore Capital Group, Inc.* (Consumer Finance)	949	47,877
Enerpac Tool Group Corp. (Machinery)	787	20,069
Enhabit, Inc.* (Health Care Providers & Services)	2,016	28,043
Enova International, Inc.* (Consumer Finance)	1,268	56,337
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	569	27,904
ESCO Technologies, Inc. (Machinery)	336	32,071

March 31, 2023 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Essential Properties Realty Trust, Inc. (Diversified REITs)	5,783	$143,707
EVERTEC, Inc. (IT Services)	927	31,286
EZCORP, Inc.* - Class A (Consumer Finance)	2,140	18,404
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	762	18,753
FB Financial Corp. (Banks)	712	22,129
First Bancorp (Banks)	661	23,479
First Commonwealth Financial Corp. (Banks)	1,879	23,356
First Financial Bancorp (Banks)	1,734	37,749
First Hawaiian, Inc. (Banks)	2,484	51,245
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	3,129	99,658
Forrester Research, Inc.* (Professional Services)	456	14,752
Four Corners Property Trust, Inc. (Diversified REITs)	1,125	30,218
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	3,350	39,966
Fresh Del Monte Produce, Inc. (Food Products)	1,245	37,487
Frontdoor, Inc.* (Diversified Consumer Services)	1,589	44,302
Fulgent Genetics, Inc.* (Health Care Providers & Services)	441	13,768
FutureFuel Corp. (Chemicals)	451	3,328
Gannett Co., Inc.* (Media)	5,933	11,095
Genesco, Inc.* (Specialty Retail)	486	17,924
Gentherm, Inc.* (Automobile Components)	526	31,781
Genworth Financial, Inc.* (Insurance)	20,124	101,022
Getty Realty Corp. (Diversified REITs)	622	22,411
Gibraltar Industries, Inc.* (Building Products)	1,258	61,013
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	1,736	26,995
Glaukos Corp.* (Health Care Equipment & Supplies)	640	32,064
Global Net Lease, Inc. (Diversified REITs)	4,217	54,231
GMS, Inc.* (Trading Companies & Distributors)	1,691	97,891
Gogo, Inc.* (Wireless Telecommunication Services)	924	13,398
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	348	15,141
Granite Construction, Inc. (Construction & Engineering)	1,776	72,958
Green Dot Corp.* - Class A (Consumer Finance)	1,900	32,642
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	2,409	74,655
Group 1 Automotive, Inc. (Specialty Retail)	592	134,040
Guess?, Inc. (Specialty Retail)	1,239	24,111
H.B. Fuller Co. (Chemicals)	785	53,733
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	14,191	74,645
Harsco Corp.* (Commercial Services & Supplies)	3,227	22,040
Haverty Furniture Cos., Inc. (Specialty Retail)	263	8,392
Hawaiian Holdings, Inc.* (Passenger Airlines)	2,088	19,126
Haynes International, Inc. (Metals & Mining)	169	8,465
HCI Group, Inc.(a) (Insurance)	276	14,794
Healthcare Services Group, Inc. (Commercial Services & Supplies)	3,010	41,749
HealthStream, Inc.* (Health Care Technology)	353	9,566
Heartland Express, Inc. (Ground Transportation)	662	10,539
Heidrick & Struggles International, Inc. (Professional Services)	807	24,501
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	5,797	44,869
Helmerich & Payne, Inc. (Energy Equipment & Services)	1,783	63,742
Heska Corp.* (Health Care Equipment & Supplies)	413	40,317
Hibbett, Inc. (Specialty Retail)	243	14,332
Hilltop Holdings, Inc. (Banks)	1,864	55,305
HNI Corp. (Commercial Services & Supplies)	1,680	46,771
HomeStreet, Inc. (Banks)	723	13,007
Hope Bancorp, Inc. (Banks)	4,854	47,666
Horace Mann Educators Corp. (Insurance)	1,661	55,610
Hub Group, Inc.* - Class A (Air Freight & Logistics)	730	61,276
Hudson Pacific Properties, Inc. (Diversified REITs)	5,214	34,673
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	1,173	38,404
Independent Bank Corp. (Banks)	890	58,402
Independent Bank Group, Inc. (Banks)	1,440	66,744
Inogen, Inc.* (Health Care Equipment & Supplies)	931	11,619
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	1,231	175,983
Installed Building Products, Inc. (Household Durables)	324	36,946
Insteel Industries, Inc. (Building Products)	427	11,879
Integer Holdings Corp.* (Health Care Equipment & Supplies)	1,346	104,314
Interface, Inc. (Commercial Services & Supplies)	2,363	19,188
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	793	8,794
iRobot Corp.* (Household Durables)	1,106	48,266
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	2,006	21,103
Itron, Inc.* (Electronic Equipment, Instruments & Components)	1,835	101,751
James River Group Holdings, Ltd. (Insurance)	1,522	31,429
JBG SMITH Properties (Office REITs)	4,021	60,556
John B Sanfilippo & Son, Inc. (Food Products)	142	13,763
John Bean Technologies Corp. (Machinery)	1,294	141,422

:: ProFund VP Small-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares	Value
Kaman Corp. - Class A (Aerospace & Defense)	1,139	$26,038
KAR Auction Services, Inc.* (Commercial Services & Supplies)	4,425	60,534
Kelly Services, Inc. - Class A (Professional Services)	1,405	23,309
Kennametal, Inc. (Machinery)	3,271	90,215
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	3,044	50,500
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	2,357	26,846
Knowles Corp.* (Electronic Equipment, Instruments & Components)	3,706	63,002
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	2,005	97,022
Koppers Holdings, Inc. (Chemicals)	848	29,655
Korn Ferry (Professional Services)	1,113	57,586
La-Z-Boy, Inc. (Household Durables)	1,752	50,948
LCI Industries (Automobile Components)	517	56,803
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	244	12,559
LendingTree, Inc.* (Consumer Finance)	442	11,784
Leslie’s, Inc.* (Specialty Retail)	2,115	23,286
LGI Homes, Inc.* (Household Durables)	833	94,987
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	300	22,068
Liquidity Services, Inc.* (Commercial Services & Supplies)	439	5,782
LivePerson, Inc.* (Software)	1,364	6,015
LiveRamp Holdings, Inc.* (Software)	1,183	25,943
LTC Properties, Inc. (Diversified REITs)	575	20,200
Lumen Technologies, Inc. (Diversified Telecommunication Services)	37,430	99,190
LXP Industrial Trust (Diversified REITs)	11,201	115,482
M.D.C Holdings, Inc. (Household Durables)	2,358	91,655
M/I Homes, Inc.* (Household Durables)	1,114	70,282
MarineMax, Inc.* (Specialty Retail)	888	25,530
Masterbrand, Inc.* (Building Products)	5,210	41,888
Materion Corp. (Metals & Mining)	358	41,528
Mativ Holdings, Inc. (Chemicals)	2,233	47,943
Matthews International Corp. - Class A (Commercial Services & Supplies)	1,236	44,570
Mercer International, Inc. (Paper & Forest Products)	935	9,140
Mercury General Corp. (Insurance)	1,080	34,279
Meritage Homes Corp. (Household Durables)	1,485	173,389
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	77	13,454
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	704	30,892
Middlesex Water Co. (Water Utilities)	257	20,077
MillerKnoll, Inc. (Commercial Services & Supplies)	3,070	62,782
Minerals Technologies, Inc. (Chemicals)	1,318	79,633
Mister Car Wash, Inc.* (Diversified Consumer Services)	1,578	13,602
ModivCare, Inc.* (Health Care Providers & Services)	517	43,469
Monro, Inc. (Specialty Retail)	1,276	63,073
Moog, Inc. - Class A (Aerospace & Defense)	455	45,841
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	639	18,384
MYR Group, Inc.* (Construction & Engineering)	337	42,465
Myriad Genetics, Inc.* (Biotechnology)	3,292	76,473
N-able, Inc.* (Software)	863	11,392
Nabors Industries, Ltd.* (Energy Equipment & Services)	117	14,263
National Bank Holdings Corp. (Banks)	520	17,399
National Beverage Corp.* (Beverages)	304	16,027
National Presto Industries, Inc. (Aerospace & Defense)	207	14,923
National Vision Holdings, Inc.* (Specialty Retail)	1,346	25,359
Nektar Therapeutics* (Pharmaceuticals)	3,969	2,790
NeoGenomics, Inc.* (Life Sciences Tools & Services)	5,131	89,331
NETGEAR, Inc.* (Communications Equipment)	1,174	21,731
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	3,768	37,529
NexPoint Residential Trust, Inc. (Diversified REITs)	434	18,953
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	3,566	28,350
NMI Holdings, Inc.* - Class A (Financial Services)	1,663	37,135
Northfield Bancorp, Inc. (Banks)	780	9,188
Northwest Bancshares, Inc. (Banks)	2,477	29,798
Northwest Natural Holding Co. (Gas Utilities)	513	24,398
NOW, Inc.* (Trading Companies & Distributors)	4,486	50,019
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	2,007	78,895
NuVasive, Inc.* (Health Care Equipment & Supplies)	2,118	87,494
Oceaneering International, Inc.* (Energy Equipment & Services)	1,141	20,116
Office Properties Income Trust (Diversified REITs)	1,973	24,268
O-I Glass, Inc.* (Containers & Packaging)	3,386	76,896
Oil States International, Inc.* (Energy Equipment & Services)	2,596	21,625
Olympic Steel, Inc. (Metals & Mining)	389	20,310
OneSpan, Inc.* (Software)	732	12,810
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	2,950	17,848
Orion Office REIT, Inc. (Diversified REITs)	2,301	15,417
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	1,388	23,249
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	312	31,936
Otter Tail Corp. (Electric Utilities)	660	47,698
Outfront Media, Inc. (Diversified REITs)	5,935	96,325

March 31, 2023 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Owens & Minor, Inc.* (Health Care Providers & Services)	3,097	$45,061
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	181	19,112
Pacific Premier Bancorp, Inc. (Banks)	3,860	92,718
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	2,253	65,788
Pathward Financial, Inc. (Banks)	313	12,986
Patrick Industries, Inc. (Automobile Components)	874	60,140
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,819	32,982
Payoneer Global, Inc.* (IT Services)	4,622	29,026
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	459	20,637
Pebblebrook Hotel Trust (Hotel & Resort REITs)	5,340	74,974
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	3,328	49,620
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	3,613	44,548
Perdoceo Education Corp.* (Diversified Consumer Services)	1,010	13,564
Perficient, Inc.* (IT Services)	605	43,676
PetMed Express, Inc. (Specialty Retail)	856	13,901
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	827	12,670
Pitney Bowes, Inc. (Commercial Services & Supplies)	6,572	25,565
Powell Industries, Inc. (Electrical Equipment)	370	15,758
PRA Group, Inc.* (Consumer Finance)	1,583	61,674
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	605	37,891
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	1,022	73,052
ProAssurance Corp. (Insurance)	2,192	40,508
PROG Holdings, Inc.* (Consumer Finance)	2,033	48,365
ProPetro Holding Corp.* (Energy Equipment & Services)	3,909	28,106
Proto Labs, Inc.* (Machinery)	1,101	36,498
Provident Financial Services, Inc. (Banks)	3,057	58,633
Quanex Building Products Corp. (Building Products)	580	12,487
QuinStreet, Inc.* (Interactive Media & Services)	986	15,648
Radian Group, Inc. (Financial Services)	6,380	140,998
RadNet, Inc.* (Health Care Providers & Services)	1,981	49,584
Rayonier Advanced Materials, Inc.* (Chemicals)	2,598	16,289
RE/MAX Holdings, Inc. (Real Estate Management & Development)	742	13,920
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	3,996	40,639
Realogy Holdings Corp.* (Real Estate Management & Development)	4,446	23,475
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	4,610	31,071
Renasant Corp. (Banks)	2,273	69,509
Resideo Technologies, Inc.* (Building Products)	5,925	108,310
Resources Connection, Inc. (Professional Services)	1,298	22,144
Retail Opportunity Investments Corp. (Diversified REITs)	5,059	70,624
Rogers Corp.* (Electronic Equipment, Instruments & Components)	764	124,861
RPT Realty (Diversified REITs)	3,463	32,933
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	591	9,704
RXO, Inc.* (Ground Transportation)	4,729	92,878
S&T Bancorp, Inc. (Banks)	491	15,442
Sabre Corp.* (IT Services)	8,269	35,474
Safehold, Inc. (Specialized REITs)	1,553	45,870
Safety Insurance Group, Inc. (Insurance)	257	19,152
Sally Beauty Holdings, Inc.* (Specialty Retail)	4,359	67,913
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	1,280	78,067
Saul Centers, Inc. (Diversified REITs)	225	8,775
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	1,030	31,353
Scholastic Corp. (Media)	1,202	41,132
Seacoast Banking Corp. of Florida (Banks)	1,562	37,019
Select Medical Holdings Corp. (Health Care Providers & Services)	4,230	109,347
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	2,595	62,643
Seneca Foods Corp.* - Class A (Food Products)	216	11,290
Service Properties Trust (Hotel & Resort REITs)	6,722	66,951
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	713	39,564
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	2,036	38,725
Shoe Carnival, Inc. (Specialty Retail)	684	17,545
Shutterstock, Inc. (Interactive Media & Services)	507	36,808
Signet Jewelers, Ltd. (Specialty Retail)	1,845	143,503
Simmons First National Corp. - Class A (Banks)	5,160	90,249
Simulations Plus, Inc. (Health Care Technology)	216	9,491
SiriusPoint, Ltd.* (Insurance)	3,451	28,057
SITE Centers Corp. (Diversified REITs)	7,451	91,498
Six Flags Entertainment Corp.* (Hotels, Restaurants & Leisure)	1,713	45,754
SkyWest, Inc.* (Passenger Airlines)	2,055	45,559
SL Green Realty Corp.(a) (Office REITs)	2,615	61,505
Sleep Number Corp.* (Specialty Retail)	894	27,187
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,999	34,463
Sonic Automotive, Inc. - Class A (Specialty Retail)	678	36,843

:: ProFund VP Small-Cap Value :: March 31, 2023

Common Stocks, continued

	Shares	Value
Sonos, Inc.* (Household Durables)	5,173	$101,494
Southside Bancshares, Inc. (Banks)	511	16,965
SpartanNash Co. (Consumer Staples Distribution & Retail)	1,434	35,563
SPX Technologies, Inc.* (Machinery)	697	49,194
Standard Motor Products, Inc. (Automobile Components)	762	28,125
Standex International Corp. (Machinery)	155	18,978
Star Holdings* (Diversified REITs)	540	9,384
Stepan Co. (Chemicals)	301	31,012
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	2,974	107,063
Stewart Information Services Corp. (Insurance)	1,102	44,466
Strategic Education, Inc. (Diversified Consumer Services)	389	34,944
Sturm Ruger & Co., Inc. (Leisure Products)	280	16,083
Summit Hotel Properties, Inc. (Diversified REITs)	4,342	30,394
SunCoke Energy, Inc. (Metals & Mining)	3,389	30,433
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	8,547	84,444
Sylvamo Corp. (Paper & Forest Products)	558	25,812
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	1,219	18,090
Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	1,045	42,437
Tanger Factory Outlet Centers, Inc. (Diversified REITs)	1,907	37,434
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	4,056	42,628
Tennant Co. (Machinery)	755	51,740
The Andersons, Inc. (Consumer Staples Distribution & Retail)	708	29,255
The Buckle, Inc. (Specialty Retail)	372	13,277
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	1,943	68,102
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	526	17,910
The Children’s Place, Inc.* (Specialty Retail)	496	19,964
The E.W. Scripps Co.* - Class A (Media)	2,354	22,151
The GEO Group, Inc.* (Commercial Services & Supplies)	5,043	39,789
The Greenbrier Cos., Inc. (Machinery)	1,332	42,850
The Hain Celestial Group, Inc.* (Food Products)	3,633	62,307
The Marcus Corp. (Entertainment)	991	15,856
The ODP Corp.* (Specialty Retail)	1,638	73,677
Thryv Holdings, Inc.* (Media)	1,247	28,756
TimkenSteel Corp.* (Metals & Mining)	917	16,818
Tompkins Financial Corp. (Banks)	183	12,116
Tredegar Corp. (Chemicals)	1,022	9,331
TreeHouse Foods, Inc.* (Food Products)	1,087	54,817
Tri Pointe Homes, Inc.* (Household Durables)	4,099	103,787
Trinity Industries, Inc. (Machinery)	1,356	33,032
Trinseo PLC (Chemicals)	1,421	29,628
Triumph Financial, Inc.* (Banks)	358	20,785
Triumph Group, Inc.* (Aerospace & Defense)	2,641	30,609
TrueBlue, Inc.* (Professional Services)	1,330	23,674
TrustCo Bank Corp. (Banks)	262	8,368
Trustmark Corp. (Banks)	767	18,945
TTEC Holdings, Inc. (IT Services)	384	14,296
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	4,152	56,010
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	3,922	57,694
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	206	20,169
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	1,291	15,415
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	832	27,589
UniFirst Corp. (Commercial Services & Supplies)	251	44,234
United Community Banks, Inc. (Banks)	1,634	45,948
United Fire Group, Inc. (Insurance)	880	23,364
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	2,430	64,031
Uniti Group, Inc. (Diversified REITs)	5,291	18,783
Universal Corp. (Tobacco)	998	52,784
Universal Health Realty Income Trust (Diversified REITs)	180	8,660
Universal Insurance Holdings, Inc. (Insurance)	1,115	20,315
Upbound Group, Inc. (Specialty Retail)	2,036	49,902
Urban Edge Properties (Diversified REITs)	2,338	35,210
Urban Outfitters, Inc.* (Specialty Retail)	2,434	67,470
Urstadt Biddle Properties, Inc. - Class A (Diversified REITs)	506	8,890
USANA Health Sciences, Inc.* (Personal Care Products)	452	28,431
Vanda Pharmaceuticals, Inc.* (Biotechnology)	2,307	15,665
Varex Imaging Corp.* (Health Care Equipment & Supplies)	1,629	29,632
Vector Group, Ltd. (Tobacco)	2,993	35,946
Vericel Corp.* (Biotechnology)	826	24,218
Veris Residential, Inc.* (Diversified REITs)	1,417	20,745
Veritex Holdings, Inc. (Banks)	1,119	20,433
Veritiv Corp. (Trading Companies & Distributors)	548	74,057
Viad Corp.* (Commercial Services & Supplies)	840	17,506
Viasat, Inc.* (Communications Equipment)	3,103	105,006
Viavi Solutions, Inc.* (Communications Equipment)	4,383	47,468
Virtus Investment Partners, Inc. (Capital Markets)	135	25,703
Vista Outdoor, Inc.* (Leisure Products)	1,264	35,026
Wabash National Corp. (Machinery)	814	20,016
Walker & Dunlop, Inc. (Financial Services)	1,247	94,984
Warrior Met Coal, Inc. (Metals & Mining)	924	33,920

March 31, 2023 :: ProFund VP Small-Cap Value ::

Common Stocks, continued

	Shares	Value
Washington Federal, Inc. (Banks)	1,249	$37,620
WD-40 Co. (Household Products)	193	34,364
Whitestone REIT (Diversified REITs)	1,886	17,351
Winnebago Industries, Inc. (Automobile Components)	669	38,601
WisdomTree, Inc. (Capital Markets)	1,990	11,661
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	3,200	54,560
World Acceptance Corp.* (Consumer Finance)	136	11,327
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	2,515	64,258
WSFS Financial Corp. (Banks)	2,503	94,139
Xenia Hotels & Resorts, Inc. (Diversified REITs)	4,625	60,541
Xperi, Inc.* (Software)	1,709	18,679
Yelp, Inc.* (Interactive Media & Services)	1,189	36,502
Zumiez, Inc.* (Specialty Retail)	634	11,691
TOTAL COMMON STOCKS
(Cost $15,547,854)		18,355,388

Repurchase Agreements(b) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $14,006	$14,000	$14,000
TOTAL REPURCHASE AGREEMENTS
(Cost $14,000)		14,000

Collateral for Securities Loaned(c) (1.2%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(d)	212,258	$212,258
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $212,258)		212,258
TOTAL INVESTMENT SECURITIES
(Cost $15,774,112) - 101.1%		18,581,646
Net other assets (liabilities) - (1.1)%		(199,919)
NET ASSETS - 100.0%		$18,381,727

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $211,328.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

:: ProFund VP Small-Cap Value :: March 31, 2023

 ProFund VP Small-Cap Value invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$189,962	1.0%
Air Freight & Logistics	61,276	0.3%
Automobile Components	251,790	1.4%
Banks	1,558,134	8.5%
Beverages	16,027	0.1%
Biotechnology	211,450	1.2%
Broadline Retail	12,900	0.1%
Building Products	287,505	1.6%
Capital Markets	82,425	0.4%
Chemicals	343,453	1.9%
Commercial Services & Supplies	657,479	3.6%
Communications Equipment	202,397	1.1%
Construction & Engineering	193,479	1.1%
Consumer Finance	349,808	1.9%
Consumer Staples Distribution & Retail	219,811	1.2%
Containers & Packaging	76,896	0.4%
Diversified Consumer Services	106,412	0.6%
Diversified REITs	1,502,011	8.2%
Diversified Telecommunication Services	152,296	0.8%
Electric Utilities	47,698	0.3%
Electrical Equipment	57,493	0.3%
Electronic Equipment, Instruments & Components	805,892	4.4%
Energy Equipment & Services	400,823	2.2%
Entertainment	80,252	0.4%
Financial Services	273,117	1.5%
Food Products	245,630	1.4%
Gas Utilities	54,860	0.3%
Ground Transportation	194,358	1.1%
Health Care Equipment & Supplies	648,193	3.4%
Health Care Providers & Services	478,929	2.6%
Health Care Technology	70,567	0.4%
Hotel & Resort REITs	226,369	1.2%
Hotels, Restaurants & Leisure	479,332	2.6%
Household Durables	845,134	4.6%
Household Products	76,692	0.4%
Insurance	590,386	3.2%
Interactive Media & Services	88,958	0.5%
IT Services	153,758	0.8%
Leisure Products	51,109	0.3%
Life Sciences Tools & Services	89,331	0.5%
Machinery	760,587	4.0%
Media	123,158	0.7%
Metals & Mining	494,906	2.7%
Mortgage Real Estate Investment Trusts (REITs)	367,590	2.0%
Multi-Utilities	127,223	0.7%
Office REITs	122,061	0.7%
Oil, Gas & Consumable Fuels	274,941	1.5%
Paper & Forest Products	57,678	0.3%
Passenger Airlines	123,185	0.7%
Personal Care Products	153,394	0.8%
Pharmaceuticals	84,872	0.5%
Professional Services	165,966	0.9%
Real Estate Management & Development	166,009	0.9%
Semiconductors & Semiconductor Equipment	299,186	1.6%
Software	205,582	1.1%
Specialized REITs	45,870	0.2%
Specialty Retail	1,386,776	7.4%
Technology Hardware, Storage & Peripherals	30,879	0.2%
Textiles, Apparel & Luxury Goods	397,781	2.2%
Tobacco	88,730	0.5%
Trading Companies & Distributors	239,223	1.3%
Water Utilities	110,648	0.6%
Wireless Telecommunication Services	94,751	0.5%
Other**	26,339	0.2%
Total	$18,381,727	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP Technology ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (96.5%)

	Shares	Value
Accenture PLC - Class A (IT Services)	2,742	$783,690
Adobe, Inc.* (Software)	1,994	768,428
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	7,021	688,128
Akamai Technologies, Inc.* (IT Services)	685	53,636
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	2,589	211,574
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,207	435,265
ANSYS, Inc.* (Software)	379	126,131
Apple, Inc. (Technology Hardware, Storage & Peripherals)	45,168	7,448,204
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	3,671	450,909
Arista Networks, Inc.* (Communications Equipment)	1,078	180,953
Autodesk, Inc.* (Software)	940	195,670
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	1,820	1,167,603
Cadence Design Systems, Inc.* (Software)	1,195	251,058
CDW Corp. (Electronic Equipment, Instruments & Components)	590	114,985
Ceridian HCM Holding, Inc.* (Software)	670	49,057
Cisco Systems, Inc. (Communications Equipment)	17,890	935,199
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,217	135,082
Corning, Inc. (Electronic Equipment, Instruments & Components)	3,315	116,953
DXC Technology Co.* (IT Services)	991	25,330
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	592	124,486
EPAM Systems, Inc.* (IT Services)	250	74,750
F5, Inc.* (Communications Equipment)	262	38,171
Fair Isaac Corp.* (Software)	110	77,296
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	432	93,960
Fortinet, Inc.* (Software)	2,824	187,683
Gartner, Inc.* (IT Services)	344	112,065
Gen Digital, Inc. (Software)	2,477	42,505
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	5,582	88,921
HP, Inc. (Technology Hardware, Storage & Peripherals)	3,764	110,473
Intel Corp. (Semiconductors & Semiconductor Equipment)	18,016	588,583
International Business Machines Corp. (IT Services)	3,937	516,101
Intuit, Inc. (Software)	1,223	545,250
Juniper Networks, Inc. (Communications Equipment)	1,411	48,567
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	777	125,470
KLA Corp. (Semiconductors & Semiconductor Equipment)	603	240,700
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	588	311,711
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,386	199,899
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	4,752	286,736
Microsoft Corp. (Software)	25,817	7,443,041
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	195	97,605
Motorola Solutions, Inc. (Communications Equipment)	728	208,303
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	939	59,955
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	5,239	1,455,236
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,128	210,344
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	1,881	154,844
Oracle Corp. (Software)	6,693	621,914
Paycom Software, Inc.* (Software)	210	63,842
PTC, Inc.* (Software)	464	59,499
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	435	44,183
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	4,856	619,528
Roper Technologies, Inc. (Software)	462	203,599
Salesforce, Inc.* (Software)	4,355	870,042
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	836	55,276
ServiceNow, Inc.* (Software)	884	410,812
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	692	81,642
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	243	73,860
Synopsys, Inc.* (Software)	664	256,470
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	1,378	180,725
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	204	91,261
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	678	72,892
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,946	733,995
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	1,074	56,299
Tyler Technologies, Inc.* (Software)	181	64,190
VeriSign, Inc.* (IT Services)	399	84,321
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	1,391	52,399
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	225	71,550
TOTAL COMMON STOCKS
(Cost $10,518,009)		32,348,809

:: ProFund VP Technology :: March 31, 2023

Repurchase Agreements(a) (2.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $956,377	$956,000	$956,000
TOTAL REPURCHASE AGREEMENTS
(Cost $956,000)		956,000
TOTAL INVESTMENT SECURITIES
(Cost $11,474,009) - 99.4%		33,304,809
Net other assets (liabilities) - 0.6%		202,944
NET ASSETS - 100.0%		$33,507,753

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Technology Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$1,153,835	$31,395

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

 ProFund VP Technology invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Communications Equipment	$1,411,193	4.2%
Electronic Equipment, Instruments & Components	968,817	2.9%
IT Services	1,784,975	5.3%
Semiconductors & Semiconductor Equipment	8,132,109	24.3%
Software	12,236,487	36.5%
Technology Hardware, Storage & Peripherals	7,815,228	23.3%
Other**	1,158,944	3.5%
Total	$33,507,753	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP UltraBull ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (75.2%)

	Shares	Value
3M Co. (Industrial Conglomerates)	145	$15,241
A.O. Smith Corp. (Building Products)	33	2,282
Abbott Laboratories (Health Care Equipment & Supplies)	458	46,376
AbbVie, Inc. (Biotechnology)	464	73,948
Accenture PLC - Class A (IT Services)	165	47,159
Activision Blizzard, Inc. (Entertainment)	187	16,005
Adobe, Inc.* (Software)	121	46,631
Advance Auto Parts, Inc. (Specialty Retail)	16	1,946
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	423	41,458
Aflac, Inc. (Insurance)	147	9,484
Agilent Technologies, Inc. (Life Sciences Tools & Services)	78	10,791
Air Products & Chemicals, Inc. (Chemicals)	58	16,658
Akamai Technologies, Inc.* (IT Services)	41	3,210
Alaska Air Group, Inc.* (Passenger Airlines)	32	1,343
Albemarle Corp. (Chemicals)	31	6,852
Alexandria Real Estate Equities, Inc. (Diversified REITs)	42	5,275
Align Technology, Inc.* (Health Care Equipment & Supplies)	19	6,349
Allegion PLC (Building Products)	23	2,455
Alliant Energy Corp. (Electric Utilities)	66	3,524
Alphabet, Inc.* - Class A (Interactive Media & Services)	1,562	162,026
Alphabet, Inc.* - Class C (Interactive Media & Services)	1,362	141,648
Altria Group, Inc. (Tobacco)	468	20,882
Amazon.com, Inc.* (Broadline Retail)	2,338	241,493
Amcor PLC (Containers & Packaging)	389	4,427
Ameren Corp. (Multi-Utilities)	68	5,875
American Airlines Group, Inc.* (Passenger Airlines)	170	2,508
American Electric Power Co., Inc. (Electric Utilities)	135	12,284
American Express Co. (Consumer Finance)	156	25,732
American International Group, Inc. (Insurance)	194	9,770
American Tower Corp. (Specialized REITs)	122	24,929
American Water Works Co., Inc. (Water Utilities)	51	7,471
Ameriprise Financial, Inc. (Capital Markets)	27	8,276
AmerisourceBergen Corp. (Health Care Providers & Services)	43	6,885
AMETEK, Inc. (Electrical Equipment)	60	8,720
Amgen, Inc. (Biotechnology)	140	33,845
Amphenol Corp. - Class A (Electronic Equipment, Instruments & Components)	155	12,666
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	133	26,230
ANSYS, Inc.* (Software)	23	7,654
Aon PLC (Insurance)	53	16,710
APA Corp. (Oil, Gas & Consumable Fuels)	84	3,029
Apple, Inc. (Technology Hardware, Storage & Peripherals)	3,900	643,109
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	222	27,268
Aptiv PLC* (Automobile Components)	71	7,965
Arch Capital Group, Ltd.* (Insurance)	97	6,583
Archer-Daniels-Midland Co. (Food Products)	144	11,471
Arista Networks, Inc.* (Communications Equipment)	65	10,911
Arthur J. Gallagher & Co. (Insurance)	55	10,522
Assurant, Inc. (Insurance)	14	1,681
AT&T, Inc. (Diversified Telecommunication Services)	1,869	35,978
Atmos Energy Corp. (Gas Utilities)	38	4,270
Autodesk, Inc.* (Software)	56	11,657
Automatic Data Processing, Inc. (IT Services)	109	24,267
AutoZone, Inc.* (Specialty Retail)	5	12,291
AvalonBay Communities, Inc. (Diversified REITs)	37	6,218
Avery Dennison Corp. (Containers & Packaging)	21	3,758
Baker Hughes Co. (Energy Equipment & Services)	262	7,561
Ball Corp. (Containers & Packaging)	82	4,518
Bank of America Corp. (Banks)	1,830	52,338
Bath & Body Works, Inc. (Specialty Retail)	60	2,195
Baxter International, Inc. (Health Care Equipment & Supplies)	132	5,354
Becton, Dickinson & Co. (Health Care Equipment & Supplies)	75	18,566
Berkshire Hathaway, Inc.* - Class B (Financial Services)	472	145,739
Best Buy Co., Inc. (Specialty Retail)	51	3,992
Biogen, Inc.* (Biotechnology)	38	10,565
Bio-Rad Laboratories, Inc.* - Class A (Life Sciences Tools & Services)	6	2,874
Bio-Techne Corp. (Life Sciences Tools & Services)	41	3,042
BlackRock, Inc. - Class A (Capital Markets)	39	26,096
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	10	26,524
BorgWarner, Inc. (Automobile Components)	61	2,996
Boston Properties, Inc. (Diversified REITs)	37	2,002
Boston Scientific Corp.* (Health Care Equipment & Supplies)	376	18,811
Bristol-Myers Squibb Co. (Pharmaceuticals)	558	38,675

:: ProFund VP UltraBull :: March 31, 2023

Common Stocks, continued

	Shares	Value
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	110	$70,570
Broadridge Financial Solutions, Inc. (IT Services)	31	4,544
Brown & Brown, Inc. (Insurance)	61	3,503
Brown-Forman Corp. - Class B (Beverages)	47	3,021
Bunge, Ltd. (Food Products)	39	3,725
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	31	3,080
Cadence Design Systems, Inc.* (Software)	72	15,126
Caesars Entertainment, Inc.* (Hotels, Restaurants & Leisure)	56	2,733
Camden Property Trust (Residential REITs)	29	3,040
Campbell Soup Co. (Food Products)	52	2,859
Capital One Financial Corp. (Consumer Finance)	100	9,616
Cardinal Health, Inc. (Health Care Providers & Services)	68	5,134
CarMax, Inc.* (Specialty Retail)	42	2,700
Carnival Corp.* - Class A (Hotels, Restaurants & Leisure)	261	2,649
Carrier Global Corp. (Building Products)	218	9,974
Catalent, Inc.* (Pharmaceuticals)	48	3,154
Caterpillar, Inc. (Machinery)	136	31,121
Cboe Global Markets, Inc. (Capital Markets)	28	3,759
CBRE Group, Inc.* - Class A (Real Estate Management & Development)	83	6,043
CDW Corp. (Electronic Equipment, Instruments & Components)	36	7,016
Celanese Corp. (Chemicals)	26	2,831
Centene Corp.* (Health Care Providers & Services)	145	9,165
CenterPoint Energy, Inc. (Multi-Utilities)	164	4,831
Ceridian HCM Holding, Inc.* (Software)	41	3,002
CF Industries Holdings, Inc. (Chemicals)	51	3,697
Charles River Laboratories International, Inc.* (Life Sciences Tools & Services)	14	2,825
Charter Communications, Inc.* - Class A (Media)	27	9,655
Chevron Corp. (Oil, Gas & Consumable Fuels)	468	76,359
Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	7	11,958
Chubb, Ltd. (Insurance)	109	21,166
Church & Dwight Co., Inc. (Household Products)	64	5,658
Cincinnati Financial Corp. (Insurance)	41	4,595
Cintas Corp. (Commercial Services & Supplies)	22	10,179
Cisco Systems, Inc. (Communications Equipment)	1,078	56,352
Citigroup, Inc. (Banks)	508	23,820
Citizens Financial Group, Inc. (Banks)	128	3,887
CME Group, Inc. (Capital Markets)	94	18,003
CMS Energy Corp. (Multi-Utilities)	77	4,726
Cognizant Technology Solutions Corp. - Class A (IT Services)	133	8,104
Colgate-Palmolive Co. (Household Products)	219	16,458
Comcast Corp. - Class A (Media)	1,103	41,815
Comerica, Inc. (Banks)	34	1,476
Conagra Brands, Inc. (Food Products)	125	4,695
ConocoPhillips (Oil, Gas & Consumable Fuels)	321	31,846
Consolidated Edison, Inc. (Multi-Utilities)	93	8,897
Constellation Brands, Inc. - Class A (Beverages)	43	9,713
Constellation Energy Corp. (Electric Utilities)	85	6,673
Copart, Inc.* (Commercial Services & Supplies)	113	8,499
Corning, Inc. (Electronic Equipment, Instruments & Components)	199	7,021
Corteva, Inc. (Chemicals)	186	11,218
CoStar Group, Inc.* (Professional Services)	107	7,367
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	117	58,134
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)	206	5,055
Crown Castle, Inc. (Specialized REITs)	114	15,258
CSX Corp. (Ground Transportation)	550	16,467
Cummins, Inc. (Machinery)	37	8,839
CVS Health Corp. (Health Care Providers & Services)	337	25,042
D.R. Horton, Inc. (Household Durables)	82	8,011
Danaher Corp. (Life Sciences Tools & Services)	172	43,351
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	32	4,965
DaVita, Inc.* (Health Care Providers & Services)	15	1,217
Deere & Co. (Machinery)	71	29,314
Delta Air Lines, Inc.* (Passenger Airlines)	167	5,831
DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	56	2,200
Devon Energy Corp. (Oil, Gas & Consumable Fuels)	171	8,654
DexCom, Inc.* (Health Care Equipment & Supplies)	101	11,734
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	49	6,623
Digital Realty Trust, Inc. (Diversified REITs)	76	7,472
Discover Financial Services (Consumer Finance)	70	6,919
DISH Network Corp.* - Class A (Media)	65	606
Dollar General Corp. (Broadline Retail)	58	12,207
Dollar Tree, Inc.* (Broadline Retail)	54	7,752
Dominion Energy, Inc. (Multi-Utilities)	218	12,188
Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	10	3,299
Dover Corp. (Machinery)	37	5,622
Dow, Inc. (Chemicals)	184	10,087
DTE Energy Co. (Multi-Utilities)	51	5,587
Duke Energy Corp. (Electric Utilities)	202	19,487
DuPont de Nemours, Inc. (Chemicals)	120	8,612
DXC Technology Co.* (IT Services)	58	1,482

March 31, 2023 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares		Value
Eastman Chemical Co. (Chemicals)	31		$2,615
Eaton Corp. PLC (Electrical Equipment)	104		17,819
eBay, Inc. (Broadline Retail)	141		6,256
Ecolab, Inc. (Chemicals)	65		10,759
Edison International (Electric Utilities)	100		7,059
Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	162		13,402
Electronic Arts, Inc. (Entertainment)	68		8,191
Elevance Health, Inc. (Health Care Providers & Services)	62		28,508
Eli Lilly & Co. (Pharmaceuticals)	207		71,088
Emerson Electric Co. (Electrical Equipment)	150		13,071
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	36		7,570
Entergy Corp. (Electric Utilities)	53		5,710
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	155		17,768
EPAM Systems, Inc.* (IT Services)	16		4,784
EQT Corp. (Oil, Gas & Consumable Fuels)	95		3,031
Equifax, Inc. (Professional Services)	32		6,491
Equinix, Inc. (Specialized REITs)	24		17,305
Equity Residential (Diversified REITs)	89		5,340
Essex Property Trust, Inc. (Diversified REITs)	17		3,555
Etsy, Inc.* (Broadline Retail)	33		3,674
Everest Re Group, Ltd. (Insurance)	11		3,938
Evergy, Inc. (Electric Utilities)	60		3,667
Eversource Energy (Electric Utilities)	91		7,122
Exelon Corp. (Electric Utilities)	260		10,891
Expedia Group, Inc.* (Hotels, Restaurants & Leisure)	39		3,784
Expeditors International of Washington, Inc. (Air Freight & Logistics)	42		4,625
Extra Space Storage, Inc. (Specialized REITs)	35		5,703
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,080		118,434
F5, Inc.* (Communications Equipment)	16		2,331
FactSet Research Systems, Inc. (Capital Markets)	10		4,151
Fair Isaac Corp.* (Software)	7		4,919
Fastenal Co. (Trading Companies & Distributors)	149		8,037
Federal Realty Investment Trust (Diversified REITs)	19		1,878
FedEx Corp. (Air Freight & Logistics)	61		13,938
Fidelity National Information Services, Inc. (IT Services)	155		8,421
Fifth Third Bancorp (Banks)	178		4,742
First Horizon Corp. (Banks)	—	(a)	5
First Republic Bank (Banks)	48		672
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	26		5,655
FirstEnergy Corp. (Electric Utilities)	142		5,689
Fiserv, Inc.* (IT Services)	166		18,763
FleetCor Technologies, Inc.* (IT Services)	19		4,006
FMC Corp. (Chemicals)	33		4,030
Ford Motor Co. (Automobile Components)	1,025		12,915
Fortinet, Inc.* (Software)	170		11,298
Fortive Corp. (Machinery)	92		6,272
Fox Corp. - Class A (Media)	77		2,622
Fox Corp. - Class B (Media)	35		1,096
Franklin Resources, Inc. (Capital Markets)	74		1,994
Freeport-McMoRan, Inc. (Metals & Mining)	375		15,341
Garmin, Ltd. (Household Durables)	40		4,037
Gartner, Inc.* (IT Services)	20		6,515
GE HealthCare Technologies, Inc.* (Health Care Equipment & Supplies)	95		7,793
Gen Digital, Inc. (Software)	149		2,557
Generac Holdings, Inc.* (Electrical Equipment)	17		1,836
General Dynamics Corp. (Aerospace & Defense)	59		13,464
General Electric Co. (Industrial Conglomerates)	286		27,342
General Mills, Inc. (Food Products)	155		13,246
General Motors Co. (Automobile Components)	365		13,388
Genuine Parts Co. (Distributors)	37		6,190
Gilead Sciences, Inc. (Biotechnology)	328		27,214
Global Payments, Inc. (IT Services)	69		7,262
Globe Life, Inc. (Insurance)	23		2,530
Halliburton Co. (Energy Equipment & Services)	236		7,467
Hartford Financial Services Group, Inc. (Insurance)	83		5,784
Hasbro, Inc. (Leisure Products)	34		1,825
HCA Healthcare, Inc. (Health Care Providers & Services)	55		14,502
Healthpeak Properties, Inc. (Diversified REITs)	143		3,142
Henry Schein, Inc.* (Health Care Providers & Services)	36		2,935
Hess Corp. (Oil, Gas & Consumable Fuels)	73		9,661
Hewlett Packard Enterprises Co. (Technology Hardware, Storage & Peripherals)	335		5,337
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	70		9,861
Hologic, Inc.* (Health Care Equipment & Supplies)	65		5,246
Honeywell International, Inc. (Industrial Conglomerates)	175		33,446
Hormel Foods Corp. (Food Products)	75		2,991
Host Hotels & Resorts, Inc. (Diversified REITs)	187		3,084
Howmet Aerospace, Inc. (Aerospace & Defense)	96		4,068
HP, Inc. (Technology Hardware, Storage & Peripherals)	226		6,633
Humana, Inc. (Health Care Providers & Services)	33		16,020
Huntington Bancshares, Inc. (Banks)	377		4,222
Huntington Ingalls Industries, Inc. (Aerospace & Defense)	11		2,277
IDEX Corp. (Machinery)	19		4,390

:: ProFund VP UltraBull :: March 31, 2023

Common Stocks, continued

	Shares	Value
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	21	$10,502
Illinois Tool Works, Inc. (Machinery)	73	17,772
Illumina, Inc.* (Life Sciences Tools & Services)	41	9,535
Incyte Corp.* (Biotechnology)	49	3,541
Ingersoll Rand, Inc. (Machinery)	106	6,167
Insulet Corp.* (Health Care Equipment & Supplies)	18	5,741
Intel Corp. (Semiconductors & Semiconductor Equipment)	1,084	35,414
Intercontinental Exchange, Inc. (Capital Markets)	147	15,331
International Business Machines Corp. (IT Services)	237	31,068
International Flavors & Fragrances, Inc. (Chemicals)	67	6,161
International Paper Co. (Containers & Packaging)	93	3,354
Intuit, Inc. (Software)	74	32,991
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	92	23,503
Invesco, Ltd. (Capital Markets)	119	1,952
Invitation Homes, Inc. (Diversified REITs)	152	4,747
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	49	9,746
Iron Mountain, Inc. (Specialized REITs)	76	4,021
J.B. Hunt Transport Services, Inc. (Ground Transportation)	21	3,685
Jack Henry & Associates, Inc. (IT Services)	19	2,864
Jacobs Solutions, Inc. (Professional Services)	33	3,878
Johnson & Johnson (Pharmaceuticals)	686	106,330
Johnson Controls International PLC (Building Products)	180	10,840
JPMorgan Chase & Co. (Banks)	769	100,208
Juniper Networks, Inc. (Communications Equipment)	84	2,891
Kellogg Co. (Food Products)	67	4,486
Keurig Dr Pepper, Inc. (Beverages)	222	7,832
KeyCorp (Banks)	244	3,055
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	47	7,590
Kimberly-Clark Corp. (Household Products)	88	11,811
Kimco Realty Corp. (Diversified REITs)	161	3,144
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	518	9,070
KLA Corp. (Semiconductors & Semiconductor Equipment)	36	14,370
L3Harris Technologies, Inc. (Aerospace & Defense)	50	9,812
Laboratory Corp. of America Holdings (Health Care Providers & Services)	23	5,277
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	35	18,554
Lamb Weston Holding, Inc. (Food Products)	38	3,972
Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	86	4,941
Leidos Holdings, Inc. (Professional Services)	36	3,314
Lennar Corp. - Class A (Household Durables)	66	6,937
Lincoln National Corp. (Insurance)	40	899
Linde PLC (Chemicals)	129	45,852
Live Nation Entertainment, Inc.* (Entertainment)	37	2,590
LKQ Corp. (Distributors)	66	3,746
Lockheed Martin Corp. (Aerospace & Defense)	59	27,891
Loews Corp. (Insurance)	51	2,959
Lowe’s Cos., Inc. (Specialty Retail)	158	31,595
LyondellBasell Industries N.V. - Class A (Chemicals)	67	6,291
M&T Bank Corp. (Banks)	45	5,381
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	165	3,953
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	120	16,180
MarketAxess Holdings, Inc. (Capital Markets)	10	3,913
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	71	11,831
Marsh & McLennan Cos., Inc. (Insurance)	130	21,652
Martin Marietta Materials, Inc. (Construction Materials)	17	6,036
Masco Corp. (Building Products)	59	2,933
Mastercard, Inc. - Class A (IT Services)	222	80,677
Match Group, Inc.* (Interactive Media & Services)	72	2,764
McCormick & Co., Inc. (Food Products)	66	5,492
McDonald’s Corp. (Hotels, Restaurants & Leisure)	192	53,685
McKesson Corp. (Health Care Providers & Services)	36	12,818
Medtronic PLC (Health Care Equipment & Supplies)	349	28,136
Merck & Co., Inc. (Pharmaceuticals)	665	70,749
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	584	123,773
MetLife, Inc. (Insurance)	173	10,024
Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	6	9,181
MGM Resorts International (Hotels, Restaurants & Leisure)	82	3,642
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	144	12,064
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	286	17,257
Microsoft Corp. (Software)	1,952	562,763
Mid-America Apartment Communities, Inc. (Diversified REITs)	30	4,531
Moderna, Inc.* (Biotechnology)	87	13,361
Mohawk Industries, Inc.* (Household Durables)	14	1,403
Molina Healthcare, Inc.* (Health Care Providers & Services)	16	4,280

March 31, 2023 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
Molson Coors Beverage Co. - Class B (Beverages)	49	$2,532
Mondelez International, Inc. - Class A (Food Products)	358	24,961
Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	12	6,006
Monster Beverage Corp.* (Beverages)	200	10,802
Moody’s Corp. (Capital Markets)	42	12,853
Morgan Stanley (Capital Markets)	343	30,114
Motorola Solutions, Inc. (Communications Equipment)	44	12,590
MSCI, Inc. (Capital Markets)	21	11,753
Nasdaq, Inc. (Capital Markets)	88	4,811
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	56	3,576
Netflix, Inc.* (Entertainment)	117	40,421
Newell Brands, Inc. (Household Durables)	98	1,219
Newmont Corp. (Metals & Mining)	208	10,196
News Corp. - Class A (Media)	99	1,710
News Corp. - Class B (Media)	30	523
NextEra Energy, Inc. (Electric Utilities)	521	40,158
NIKE, Inc. - Class B (Textiles, Apparel & Luxury Goods)	327	40,104
NiSource, Inc. (Multi-Utilities)	106	2,964
Nordson Corp. (Machinery)	15	3,334
Norfolk Southern Corp. (Ground Transportation)	59	12,508
Northern Trust Corp. (Capital Markets)	54	4,759
Northrop Grumman Corp. (Aerospace & Defense)	38	17,545
Norwegian Cruise Line Holdings, Ltd.* (Hotels, Restaurants & Leisure)	110	1,480
NRG Energy, Inc. (Electric Utilities)	60	2,057
Nucor Corp. (Metals & Mining)	66	10,195
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	645	179,163
NVR, Inc.* (Household Durables)	1	5,572
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	68	12,680
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	190	11,862
Old Dominion Freight Line, Inc. (Ground Transportation)	23	7,839
Omnicom Group, Inc. (Media)	53	5,000
ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	113	9,302
ONEOK, Inc. (Oil, Gas & Consumable Fuels)	117	7,434
Oracle Corp. (Software)	403	37,447
O’Reilly Automotive, Inc.* (Specialty Retail)	17	14,433
Organon & Co. (Pharmaceuticals)	66	1,552
Otis Worldwide Corp. (Machinery)	109	9,200
PACCAR, Inc. (Machinery)	137	10,028
Packaging Corp. of America (Containers & Packaging)	24	3,332
Paramount Global - Class B (Media)	131	2,923
Parker-Hannifin Corp. (Machinery)	34	11,428
Paychex, Inc. (IT Services)	85	9,740
Paycom Software, Inc.* (Software)	13	3,952
PayPal Holdings, Inc.* (IT Services)	296	22,478
Pentair PLC (Machinery)	42	2,321
PepsiCo, Inc. (Beverages)	362	65,993
PerkinElmer, Inc. (Life Sciences Tools & Services)	33	4,398
Pfizer, Inc. (Pharmaceuticals)	1,471	60,017
PG&E Corp.* (Electric Utilities)	421	6,808
Philip Morris International, Inc. (Tobacco)	406	39,484
Phillips 66 (Oil, Gas & Consumable Fuels)	122	12,368
Pinnacle West Capital Corp. (Electric Utilities)	30	2,377
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	62	12,663
Pool Corp. (Distributors)	11	3,767
PPG Industries, Inc. (Chemicals)	61	8,148
PPL Corp. (Electric Utilities)	192	5,336
Principal Financial Group, Inc. (Insurance)	59	4,385
Prologis, Inc. (Diversified REITs)	242	30,195
Prudential Financial, Inc. (Insurance)	96	7,943
PTC, Inc.* (Software)	28	3,590
Public Service Enterprise Group, Inc. (Multi-Utilities)	131	8,181
Public Storage (Specialized REITs)	42	12,690
PulteGroup, Inc. (Household Durables)	59	3,439
Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	26	2,641
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	293	37,381
Quanta Services, Inc. (Construction & Engineering)	38	6,332
Quest Diagnostics, Inc. (Health Care Providers & Services)	29	4,103
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)	11	1,283
Raymond James Financial, Inc. (Capital Markets)	51	4,757
Raytheon Technologies Corp. (Aerospace & Defense)	384	37,605
Realty Income Corp. (Diversified REITs)	164	10,384
Regency Centers Corp. (Diversified REITs)	41	2,508
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	28	23,007
Regions Financial Corp. (Banks)	244	4,529
Republic Services, Inc. (Commercial Services & Supplies)	53	7,167
ResMed, Inc. (Health Care Equipment & Supplies)	39	8,541
Robert Half International, Inc. (Professional Services)	28	2,256
Rockwell Automation, Inc. (Electrical Equipment)	30	8,804
Rollins, Inc. (Commercial Services & Supplies)	60	2,252
Roper Technologies, Inc. (Software)	28	12,339
Ross Stores, Inc. (Specialty Retail)	90	9,552

:: ProFund VP UltraBull :: March 31, 2023

Common Stocks, continued

	Shares	Value
Royal Caribbean Cruises, Ltd.* (Hotels, Restaurants & Leisure)	57	$3,722
S&P Global, Inc. (Capital Markets)	87	29,994
Salesforce, Inc.* (Software)	262	52,343
SBA Communications Corp. (Specialized REITs)	28	7,310
Schlumberger, Ltd. (Energy Equipment & Services)	372	18,266
Seagate Technology Holdings PLC (Technology Hardware, Storage & Peripherals)	50	3,306
Sealed Air Corp. (Containers & Packaging)	37	1,699
Sempra Energy (Multi-Utilities)	83	12,546
ServiceNow, Inc.* (Software)	53	24,630
Simon Property Group, Inc. (Retail REITs)	86	9,629
Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	42	4,955
Snap-on, Inc. (Machinery)	14	3,456
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	15	4,559
Southwest Airlines Co. (Passenger Airlines)	155	5,044
Stanley Black & Decker, Inc. (Machinery)	39	3,143
Starbucks Corp. (Hotels, Restaurants & Leisure)	301	31,343
State Street Corp. (Capital Markets)	91	6,888
Steel Dynamics, Inc. (Metals & Mining)	44	4,975
STERIS PLC (Health Care Equipment & Supplies)	26	4,973
Stryker Corp. (Health Care Equipment & Supplies)	88	25,121
Synchrony Financial (Consumer Finance)	114	3,315
Synopsys, Inc.* (Software)	40	15,450
Sysco Corp. (Consumer Staples Distribution & Retail)	133	10,272
T. Rowe Price Group, Inc. (Capital Markets)	59	6,661
Take-Two Interactive Software, Inc.* (Entertainment)	42	5,011
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	62	2,673
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	59	4,304
Target Corp. (Broadline Retail)	121	20,041
TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	83	10,885
Teledyne Technologies, Inc.* (Electronic Equipment, Instruments & Components)	13	5,816
Teleflex, Inc. (Health Care Equipment & Supplies)	13	3,293
Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	41	4,408
Tesla, Inc.* (Automobile Components)	706	146,467
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	238	44,271
Textron, Inc. (Aerospace & Defense)	54	3,814
The AES Corp. (Independent Power and Renewable Electricity Producers)	174	4,190
The Allstate Corp. (Insurance)	69	7,646
The Bank of New York Mellon Corp. (Capital Markets)	192	8,724
The Boeing Co.* (Aerospace & Defense)	148	31,440
The Charles Schwab Corp. (Capital Markets)	400	20,952
The Cigna Group (Health Care Providers & Services)	79	20,187
The Clorox Co. (Household Products)	32	5,064
The Coca-Cola Co. (Beverages)	1,020	63,271
The Cooper Cos., Inc. (Health Care Equipment & Supplies)	13	4,854
The Estee Lauder Cos., Inc. (Personal Care Products)	61	15,034
The Goldman Sachs Group, Inc. (Capital Markets)	88	28,786
The Hershey Co. (Food Products)	39	9,922
The Home Depot, Inc. (Specialty Retail)	267	78,796
The Interpublic Group of Cos., Inc. (Media)	101	3,761
The JM Smucker Co. - Class A (Food Products)	28	4,406
The Kraft Heinz Co. (Food Products)	208	8,043
The Kroger Co. (Consumer Staples Distribution & Retail)	171	8,442
The Mosaic Co. (Chemicals)	89	4,083
The PNC Financial Services Group, Inc. (Banks)	105	13,346
The Procter & Gamble Co. (Household Products)	619	92,039
The Progressive Corp. (Insurance)	154	22,031
The Sherwin-Williams Co. (Chemicals)	62	13,936
The Southern Co. (Electric Utilities)	286	19,900
The TJX Cos., Inc. (Specialty Retail)	303	23,743
The Travelers Cos., Inc. (Insurance)	60	10,285
The Walt Disney Co.* (Entertainment)	479	47,962
The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	319	9,525
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	103	59,365
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	156	22,595
Tractor Supply Co. (Specialty Retail)	29	6,816
Trane Technologies PLC (Building Products)	60	11,038
TransDigm Group, Inc. (Aerospace & Defense)	14	10,319
Trimble, Inc.* (Electronic Equipment, Instruments & Components)	65	3,407
Truist Financial Corp. (Banks)	347	11,833
Tyler Technologies, Inc.* (Software)	11	3,901
Tyson Foods, Inc. - Class A (Food Products)	75	4,449
U.S. Bancorp (Banks)	365	13,158
UDR, Inc. (Diversified REITs)	80	3,285
Ulta Beauty, Inc.* (Specialty Retail)	14	7,639
Union Pacific Corp. (Ground Transportation)	160	32,202
United Airlines Holdings, Inc.* (Passenger Airlines)	85	3,761
United Parcel Service, Inc. - Class B (Air Freight & Logistics)	191	37,052

March 31, 2023 :: ProFund VP UltraBull ::

Common Stocks, continued

	Shares	Value
United Rentals, Inc. (Trading Companies & Distributors)	18	$7,124
UnitedHealth Group, Inc. (Health Care Providers & Services)	245	115,785
Universal Health Services, Inc. - Class B (Health Care Providers & Services)	17	2,161
Valero Energy Corp. (Oil, Gas & Consumable Fuels)	101	14,100
Ventas, Inc. (Diversified REITs)	105	4,552
VeriSign, Inc.* (IT Services)	24	5,072
Verisk Analytics, Inc. (Professional Services)	41	7,866
Verizon Communications, Inc. (Diversified Telecommunication Services)	1,101	42,818
Vertex Pharmaceuticals, Inc.* (Biotechnology)	67	21,110
VF Corp. (Textiles, Apparel & Luxury Goods)	86	1,970
Viatris, Inc. (Pharmaceuticals)	316	3,040
VICI Properties, Inc. (Diversified REITs)	263	8,579
Visa, Inc. - Class A (IT Services)	427	96,271
Vulcan Materials Co. (Construction Materials)	35	6,005
W.R. Berkley Corp. (Insurance)	53	3,300
W.W. Grainger, Inc. (Trading Companies & Distributors)	12	8,265
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	187	6,466
Walmart, Inc. (Consumer Staples Distribution & Retail)	367	54,114
Warner Bros. Discovery, Inc.* (Entertainment)	578	8,728
Waste Management, Inc. (Commercial Services & Supplies)	97	15,827
Waters Corp.* (Life Sciences Tools & Services)	16	4,954
WEC Energy Group, Inc. (Multi-Utilities)	83	7,868
Wells Fargo & Co. (Banks)	999	37,343
Welltower, Inc. (Diversified REITs)	124	8,890
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	19	6,583
Western Digital Corp.* (Technology Hardware, Storage & Peripherals)	83	3,127
Westinghouse Air Brake Technologies Corp. (Machinery)	48	4,851
Westrock Co. (Containers & Packaging)	66	2,011
Weyerhaeuser Co. (Diversified REITs)	192	5,785
Whirlpool Corp. (Household Durables)	15	1,980
Willis Towers Watson PLC (Insurance)	28	6,507
Wynn Resorts, Ltd.* (Hotels, Restaurants & Leisure)	27	3,022
Xcel Energy, Inc. (Electric Utilities)	144	9,711
Xylem, Inc. (Machinery)	48	5,026
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	74	9,774
Zebra Technologies Corp.* (Electronic Equipment, Instruments & Components)	14	4,452
Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	55	7,106
Zions Bancorp (Banks)	38	1,137
Zoetis, Inc. (Pharmaceuticals)	122	20,306
TOTAL COMMON STOCKS
(Cost $2,887,303)		9,009,063

Repurchase Agreements(b)(c) (20.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $2,477,976	$2,477,000	$2,477,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,477,000)		2,477,000
TOTAL INVESTMENT SECURITIES
(Cost $5,364,303) - 95.9%		11,486,063
Net other assets (liabilities) - 4.1%		492,876
NET ASSETS - 100.0%		$11,978,939

*	Non-income producing security.
(a)	Number of shares is less than 0.50
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $1,835,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP UltraBull :: March 31, 2023

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	3	6/20/23	$620,663	$11,016

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500	Goldman Sachs International	4/27/23	5.43%	$5,555,787	$179,036
SPDR S&P 500 ETF	Goldman Sachs International	4/27/23	5.34%	1,382,822	35,539
				$6,938,609	$214,575

S&P 500	UBS AG	4/27/23	5.33%	$5,551,678	$175,925
SPDR S&P 500 ETF	UBS AG	4/27/23	4.93%	1,878,420	58,190
				$7,430,098	$234,115
				$14,368,707	$448,690

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP UltraBull ::

ProFund VP UltraBull invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$158,235	1.3%
Air Freight & Logistics	58,695	0.5%
Automobile Components	183,731	1.5%
Banks	281,152	2.4%
Beverages	163,164	1.4%
Biotechnology	206,591	1.7%
Broadline Retail	291,423	2.5%
Building Products	39,522	0.3%
Capital Markets	254,527	2.1%
Chemicals	161,830	1.4%
Commercial Services & Supplies	43,924	0.4%
Communications Equipment	85,075	0.7%
Construction & Engineering	6,332	0.1%
Construction Materials	12,041	0.1%
Consumer Finance	45,582	0.4%
Consumer Staples Distribution & Retail	137,428	1.1%
Containers & Packaging	23,099	0.2%
Distributors	13,703	0.1%
Diversified REITs	124,566	1.0%
Diversified Telecommunication Services	78,796	0.7%
Electric Utilities	168,453	1.5%
Electrical Equipment	50,250	0.4%
Electronic Equipment, Instruments & Components	58,853	0.5%
Energy Equipment & Services	33,294	0.3%
Entertainment	128,908	1.1%
Financial Services	145,739	1.2%
Food Products	104,718	0.9%
Gas Utilities	4,270	NM
Ground Transportation	72,701	0.6%
Health Care Equipment & Supplies	257,601	2.2%
Health Care Providers & Services	274,019	2.3%
Hotels, Restaurants & Leisure	189,213	1.6%
Household Durables	32,598	0.3%
Household Products	131,030	1.1%
Independent Power and Renewable Electricity Producers	4,190	NM
Industrial Conglomerates	76,029	0.6%
Insurance	193,897	1.6%
Interactive Media & Services	430,211	3.5%
IT Services	386,687	3.2%
Leisure Products	1,825	NM
Life Sciences Tools & Services	166,645	1.4%
Machinery	162,284	1.3%
Media	69,711	0.6%
Metals & Mining	40,707	0.3%
Multi-Utilities	73,663	0.6%
Oil, Gas & Consumable Fuels	381,919	3.2%
Passenger Airlines	18,487	0.2%
Personal Care Products	15,034	0.1%
Pharmaceuticals	374,911	3.0%
Professional Services	31,172	0.3%
Real Estate Management & Development	6,043	0.1%
Residential REITs	3,040	NM
Retail REITs	9,629	0.1%
Semiconductors & Semiconductor Equipment	581,776	4.9%
Software	852,250	7.0%
Specialized REITs	87,216	0.7%
Specialty Retail	195,698	1.6%
Technology Hardware, Storage & Peripherals	665,088	5.6%
Textiles, Apparel & Luxury Goods	46,030	0.4%
Tobacco	60,366	0.5%
Trading Companies & Distributors	23,426	0.2%
Water Utilities	7,471	0.1%
Wireless Telecommunication Services	22,595	0.2%
Other**	2,969,876	24.8%
Total	$11,978,939	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP UltraMid-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (71.3%)

	Shares	Value
Acadia Healthcare Co., Inc.* (Health Care Providers & Services)	258	$18,640
ACI Worldwide, Inc.* (Software)	319	8,607
Acuity Brands, Inc. (Electrical Equipment)	91	16,628
Adient PLC* (Automobile Components)	270	11,059
Advanced Drainage Systems, Inc. (Building Products)	177	14,905
AECOM (Construction & Engineering)	394	33,221
Affiliated Managers Group, Inc. (Capital Markets)	107	15,239
AGCO Corp. (Machinery)	175	23,660
Agree Realty Corp. (Diversified REITs)	251	17,221
Alcoa Corp. (Metals & Mining)	502	21,365
Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	185	8,878
ALLETE, Inc. (Electric Utilities)	162	10,428
Amedisys, Inc.* (Health Care Providers & Services)	92	6,767
American Financial Group, Inc. (Insurance)	198	24,057
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	285	7,416
Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	1,329	25,397
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	950	9,966
Antero Resources Corp.* (Oil, Gas & Consumable Fuels)	783	18,079
Apartment Income REIT Corp. (Residential REITs)	422	15,112
AptarGroup, Inc. (Containers & Packaging)	185	21,865
Aramark (Hotels, Restaurants & Leisure)	739	26,455
Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	165	20,604
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	307	7,798
ASGN, Inc.* (Professional Services)	141	11,656
Ashland, Inc. (Chemicals)	142	14,585
Aspen Technology, Inc.* (Software)	83	18,996
Associated Banc-Corp. (Banks)	426	7,659
Autoliv, Inc. (Automobile Components)	220	20,540
AutoNation, Inc.* (Specialty Retail)	97	13,033
Avient Corp. (Chemicals)	242	9,961
Avis Budget Group, Inc.* (Ground Transportation)	71	13,831
Avnet, Inc. (Electronic Equipment, Instruments & Components)	259	11,707
Axalta Coating Systems, Ltd.* (Chemicals)	626	18,961
Axon Enterprise, Inc.* (Aerospace & Defense)	192	43,171
Azenta, Inc.* (Life Sciences Tools & Services)	196	8,746
Bank of Hawaii Corp.(a) (Banks)	113	5,885
Bank OZK (Banks)	312	10,670
Belden, Inc. (Electronic Equipment, Instruments & Components)	121	10,499
BellRing Brands, Inc.* (Personal Care Products)	379	12,886
BJ’s Wholesale Club Holdings, Inc.* (Consumer Staples Distribution & Retail)	381	28,983
Black Hills Corp. (Multi-Utilities)	185	11,674
Blackbaud, Inc.* (Software)	126	8,732
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	225	14,427
Brighthouse Financial, Inc.* (Insurance)	194	8,557
Brixmor Property Group, Inc. (Retail REITs)	850	18,292
Bruker Corp. (Life Sciences Tools & Services)	284	22,390
Brunswick Corp. (Leisure Products)	206	16,892
Builders FirstSource, Inc.* (Building Products)	417	37,022
Cable One, Inc. (Media)	14	9,828
Cabot Corp. (Chemicals)	160	12,262
CACI International, Inc.* - Class A (Professional Services)	67	19,851
Cadence Bank (Banks)	517	10,733
Calix, Inc.* (Communications Equipment)	161	8,628
Capri Holdings, Ltd.* (Textiles, Apparel & Luxury Goods)	356	16,732
Carlisle Cos., Inc. (Building Products)	147	33,232
Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	108	7,767
Casey’s General Stores, Inc. (Consumer Staples Distribution & Retail)	106	22,945
Cathay General Bancorp (Banks)	206	7,111
Celsius Holdings, Inc.* (Beverages)	115	10,688
ChampionX Corp. (Energy Equipment & Services)	563	15,274
Chart Industries, Inc.* (Machinery)	121	15,173
Chemed Corp. (Health Care Providers & Services)	42	22,585
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	79	9,258
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	118	15,883
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	93	23,906
Ciena Corp.* (Communications Equipment)	421	22,111
Cirrus Logic, Inc.* (Semiconductors & Semiconductor Equipment)	157	17,173
Clean Harbors, Inc.* (Commercial Services & Supplies)	143	20,386
Cleveland-Cliffs, Inc.* (Metals & Mining)	1,460	26,762
CNO Financial Group, Inc. (Insurance)	324	7,190
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	482	7,722
Coca-Cola Consolidated, Inc. (Beverages)	13	6,956

:: ProFund VP UltraMid-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Cognex Corp. (Electronic Equipment, Instruments & Components)	490	$24,280
Coherent Corp.* (Electronic Equipment, Instruments & Components)	394	15,004
Columbia Banking System, Inc. (Banks)	590	12,638
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)	100	9,024
Commerce Bancshares, Inc. (Banks)	323	18,847
Commercial Metals Co. (Metals & Mining)	332	16,235
CommVault Systems, Inc.* (Software)	126	7,149
Concentrix Corp. (IT Services)	121	14,708
Corporate Office Properties Trust (Office REITs)	319	7,563
Coty, Inc.* - Class A (Personal Care Products)	1,040	12,542
Cousins Properties, Inc. (Office REITs)	430	9,193
Crane Holdings Co. (Machinery)	135	15,323
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	175	22,127
CubeSmart (Specialized REITs)	637	29,442
Cullen/Frost Bankers, Inc. (Banks)	182	19,172
Curtiss-Wright Corp. (Aerospace & Defense)	109	19,212
Dana, Inc. (Automobile Components)	362	5,448
Darling Ingredients, Inc.* (Food Products)	454	26,514
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	75	33,717
Dick’s Sporting Goods, Inc. (Specialty Retail)	170	24,121
Donaldson Co., Inc. (Machinery)	345	22,542
Douglas Emmett, Inc. (Office REITs)	498	6,140
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	274	13,527
Dynatrace, Inc.* (Software)	615	26,015
Eagle Materials, Inc. (Construction Materials)	102	14,969
East West Bancorp, Inc. (Banks)	400	22,200
EastGroup Properties, Inc. (Industrial REITs)	124	20,500
EMCOR Group, Inc. (Construction & Engineering)	135	21,950
Encompass Health Corp. (Health Care Providers & Services)	283	15,310
Energizer Holdings, Inc. (Household Products)	188	6,524
EnerSys (Electrical Equipment)	116	10,078
Enovis Corp.* (Health Care Equipment & Supplies)	135	7,221
Envestnet, Inc.* (Software)	157	9,211
Envista Holdings Corp.* (Health Care Equipment & Supplies)	463	18,927
EPR Properties (Specialized REITs)	213	8,115
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,227	7,092
Esab Corp. (Machinery)	147	8,683
Essent Group, Ltd. (Financial Services)	305	12,215
Essential Utilities, Inc. (Water Utilities)	677	29,551
Euronet Worldwide, Inc.* (IT Services)	134	14,995
Evercore, Inc. (Capital Markets)	101	11,653
Exelixis, Inc.* (Biotechnology)	919	17,838
ExlService Holdings, Inc.* (IT Services)	94	15,212
Exponent, Inc. (Professional Services)	143	14,256
F.N.B. Corp. (Banks)	1,022	11,855
Federated Hermes, Inc. - Class B (Capital Markets)	240	9,634
First American Financial Corp. (Insurance)	294	16,364
First Financial Bankshares, Inc. (Banks)	368	11,739
First Horizon Corp. (Banks)	1,522	27,060
First Industrial Realty Trust, Inc. (Industrial REITs)	375	19,950
FirstCash Holdings, Inc. (Consumer Finance)	106	10,110
Five Below, Inc.* (Specialty Retail)	157	32,337
Flowers Foods, Inc. (Food Products)	545	14,938
Flowserve Corp. (Machinery)	371	12,614
Fluor Corp.* (Construction & Engineering)	403	12,457
Foot Locker, Inc. (Specialty Retail)	225	8,930
Fortune Brands Innovations, Inc. (Building Products)	364	21,378
Fox Factory Holding Corp.* (Automobile Components)	120	14,564
Frontier Communications Parent, Inc.* (Diversified Telecommunication Services)	632	14,391
FTI Consulting, Inc.* (Professional Services)	98	19,340
Fulton Financial Corp. (Banks)	475	6,565
GameStop Corp.* - Class A (Specialty Retail)	717	16,505
GATX Corp. (Trading Companies & Distributors)	100	11,002
Genpact, Ltd. (IT Services)	477	22,047
Gentex Corp. (Automobile Components)	665	18,640
Glacier Bancorp, Inc. (Banks)	314	13,191
Globus Medical, Inc.* (Health Care Equipment & Supplies)	221	12,517
Graco, Inc. (Machinery)	478	34,899
Graham Holdings Co. - Class B (Diversified Consumer Services)	11	6,554
Grand Canyon Education, Inc.* (Diversified Consumer Services)	87	9,909
Greif, Inc. - Class A (Containers & Packaging)	73	4,626
Grocery Outlet Holding Corp.* (Consumer Staples Distribution & Retail)	251	7,093
GXO Logistics, Inc.* (Air Freight & Logistics)	336	16,955
H&R Block, Inc. (Diversified Consumer Services)	432	15,228
Haemonetics Corp.* (Health Care Equipment & Supplies)	143	11,833
Halozyme Therapeutics, Inc.* (Biotechnology)	383	14,627
Hancock Whitney Corp. (Banks)	243	8,845
Harley-Davidson, Inc. (Automobile Components)	377	14,315
Hawaiian Electric Industries, Inc. (Electric Utilities)	310	11,904

March 31, 2023 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Healthcare Realty Trust, Inc. (Health Care REITs)	1,079	$20,856
HealthEquity, Inc.* (Health Care Providers & Services)	240	14,090
Helen of Troy, Ltd.* (Household Durables)	68	6,472
Hertz Global Holdings, Inc.* (Ground Transportation)	457	7,445
Hexcel Corp. (Aerospace & Defense)	239	16,312
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	381	18,432
Highwoods Properties, Inc. (Office REITs)	298	6,911
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	225	9,997
Home BancShares, Inc. (Banks)	536	11,637
Hubbell, Inc. (Electrical Equipment)	152	36,984
ICU Medical, Inc.* (Health Care Equipment & Supplies)	57	9,403
IDACORP, Inc. (Electric Utilities)	143	15,491
Inari Medical, Inc.* (Health Care Equipment & Supplies)	137	8,458
Independence Realty Trust, Inc. (Residential REITs)	635	10,179
Ingevity Corp.* (Chemicals)	100	7,152
Ingredion, Inc. (Food Products)	186	18,922
Insperity, Inc. (Professional Services)	101	12,277
Integra LifeSciences Holdings Corp.* (Health Care Equipment & Supplies)	206	11,826
Interactive Brokers Group, Inc. (Capital Markets)	292	24,107
International Bancshares Corp. (Banks)	150	6,423
IPG Photonics Corp. (Electronic Equipment, Instruments & Components)	91	11,221
Iridium Communications, Inc. (Diversified Telecommunication Services)	356	22,047
ITT, Inc. (Machinery)	234	20,194
Jabil, Inc. (Electronic Equipment, Instruments & Components)	378	33,323
Janus Henderson Group PLC (Capital Markets)	375	9,990
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	179	26,193
Jefferies Financial Group, Inc. (Capital Markets)	513	16,283
JetBlue Airways Corp.* (Passenger Airlines)	918	6,683
John Wiley & Sons, Inc. - Class A (Media)	121	4,691
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	135	19,641
KB Home (Household Durables)	231	9,282
KBR, Inc. (Professional Services)	389	21,414
Kemper Corp. (Insurance)	181	9,893
Kilroy Realty Corp. (Office REITs)	299	9,688
Kinsale Capital Group, Inc. (Insurance)	62	18,609
Kirby Corp.* (Marine Transportation)	170	11,849
Kite Realty Group Trust (Retail REITs)	621	12,991
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)	456	25,800
Kohl’s Corp. (Broadline Retail)	313	7,368
Kyndryl Holdings, Inc.* (IT Services)	581	8,576
Lamar Advertising Co. - Class A (Specialized REITs)	247	24,673
Lancaster Colony Corp. (Food Products)	56	11,361
Landstar System, Inc. (Ground Transportation)	102	18,285
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	195	16,099
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	389	37,149
Lear Corp. (Automobile Components)	168	23,435
Leggett & Platt, Inc. (Household Durables)	376	11,987
Lennox International, Inc. (Building Products)	92	23,118
Life Storage, Inc. (Specialized REITs)	241	31,593
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	266	15,973
Lincoln Electric Holdings, Inc. (Machinery)	164	27,732
Lithia Motors, Inc. (Specialty Retail)	78	17,857
Littelfuse, Inc. (Electronic Equipment, Instruments & Components)	70	18,766
LivaNova PLC* (Health Care Equipment & Supplies)	152	6,624
Louisiana-Pacific Corp. (Paper & Forest Products)	203	11,005
Lumentum Holdings, Inc.* (Communications Equipment)	194	10,478
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	146	10,343
Macy’s, Inc. (Broadline Retail)	769	13,450
Manhattan Associates, Inc.* (Software)	177	27,408
ManpowerGroup, Inc. (Professional Services)	143	11,802
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	109	14,700
Masimo Corp.* (Health Care Equipment & Supplies)	137	25,283
MasTec, Inc.* (Construction & Engineering)	168	15,866
Matador Resources Co. (Oil, Gas & Consumable Fuels)	318	15,153
Mattel, Inc.* (Leisure Products)	1,005	18,502
Maximus, Inc. (IT Services)	172	13,536
MDU Resources Group, Inc. (Construction & Engineering)	577	17,587
Medical Properties Trust, Inc.(a) (Health Care REITs)	1,698	13,958
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	71	13,352
Mercury Systems, Inc.* (Aerospace & Defense)	165	8,435
MGIC Investment Corp. (Financial Services)	832	11,165
MKS Instruments, Inc. (Semiconductors & Semiconductor Equipment)	162	14,356
MP Materials Corp.* (Metals & Mining)	262	7,386
MSA Safety, Inc. (Commercial Services & Supplies)	104	13,884
MSC Industrial Direct Co., Inc. (Trading Companies & Distributors)	134	11,256

:: ProFund VP UltraMid-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	414	$15,310
Murphy USA, Inc. (Specialty Retail)	57	14,709
National Fuel Gas Co. (Gas Utilities)	260	15,012
National Instruments Corp. (Electronic Equipment, Instruments & Components)	370	19,392
National Retail Properties, Inc. (Retail REITs)	515	22,737
National Storage Affiliates Trust (Specialized REITs)	240	10,027
Navient Corp. (Consumer Finance)	288	4,605
NCR Corp.* (Software)	391	9,224
Neogen Corp.* (Health Care Equipment & Supplies)	613	11,353
Neurocrine Biosciences, Inc.* (Biotechnology)	274	27,734
New Jersey Resources Corp. (Gas Utilities)	275	14,630
New York Community Bancorp, Inc. (Banks)	1,932	17,465
NewMarket Corp. (Chemicals)	19	6,935
Nexstar Media Group, Inc. (Media)	107	18,475
Nordstrom, Inc. (Broadline Retail)	318	5,174
NorthWestern Corp. (Multi-Utilities)	164	9,489
NOV, Inc. (Energy Equipment & Services)	1,114	20,621
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	101	16,068
nVent Electric PLC (Electrical Equipment)	472	20,268
OGE Energy Corp. (Electric Utilities)	568	21,391
Old National Bancorp (Banks)	831	11,983
Old Republic International Corp. (Insurance)	782	19,527
Olin Corp. (Chemicals)	349	19,369
Ollie’s Bargain Outlet Holdings, Inc.* (Broadline Retail)	164	9,502
Omega Healthcare Investors, Inc. (Health Care REITs)	664	18,200
Omnicell, Inc.* (Health Care Equipment & Supplies)	127	7,451
ONE Gas, Inc. (Gas Utilities)	154	12,201
Option Care Health, Inc.* (Health Care Providers & Services)	475	15,091
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	149	12,631
Oshkosh Corp. (Machinery)	185	15,388
Owens Corning (Building Products)	265	25,387
PacWest Bancorp(a) (Banks)	334	3,250
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	91	6,819
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)	638	7,886
Patterson Cos., Inc. (Health Care Providers & Services)	245	6,559
Paylocity Holding Corp.* (Software)	117	23,257
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	324	14,049
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	261	16,751
Penn Entertainment, Inc.* (Hotels, Restaurants & Leisure)	440	13,050
Penumbra, Inc.* (Health Care Equipment & Supplies)	108	30,100
Performance Food Group Co.* (Consumer Staples Distribution & Retail)	443	26,731
Perrigo Co. PLC (Pharmaceuticals)	382	13,702
Physicians Realty Trust (Health Care REITs)	647	9,660
Pilgrim’s Pride Corp.* (Food Products)	127	2,944
Pinnacle Financial Partners, Inc. (Banks)	217	11,970
PNM Resources, Inc. (Electric Utilities)	243	11,829
Polaris, Inc. (Leisure Products)	154	17,037
Portland General Electric Co. (Electric Utilities)	253	12,369
Post Holdings, Inc.* (Food Products)	152	13,660
PotlatchDeltic Corp. (Specialized REITs)	229	11,336
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	162	13,712
Primerica, Inc. (Insurance)	105	18,085
Progyny, Inc.* (Health Care Providers & Services)	213	6,842
Prosperity Bancshares, Inc. (Banks)	259	15,934
PVH Corp. (Textiles, Apparel & Luxury Goods)	180	16,049
Qualys, Inc.* (Software)	98	12,742
QuidelOrtho Corp.* (Health Care Equipment & Supplies)	152	13,542
R1 RCM, Inc.* (Health Care Providers & Services)	390	5,850
Range Resources Corp. (Oil, Gas & Consumable Fuels)	685	18,131
Rayonier, Inc. (Specialized REITs)	418	13,903
Regal Rexnord Corp. (Electrical Equipment)	188	26,457
Reinsurance Group of America, Inc. (Insurance)	189	25,092
Reliance Steel & Aluminum Co. (Metals & Mining)	166	42,619
RenaissanceRe Holdings, Ltd. (Insurance)	124	24,842
Repligen Corp.* (Life Sciences Tools & Services)	146	24,580
Rexford Industrial Realty, Inc. (Industrial REITs)	536	31,972
RH* (Specialty Retail)	53	12,908
RLI Corp. (Insurance)	115	15,285
Royal Gold, Inc. (Metals & Mining)	186	24,126
RPM International, Inc. (Chemicals)	366	31,929
Ryder System, Inc. (Ground Transportation)	142	12,672
Sabra Health Care REIT, Inc. (Health Care REITs)	655	7,533
Saia, Inc.* (Ground Transportation)	75	20,406
Science Applications International Corp. (Professional Services)	155	16,656
SEI Investments Co. (Capital Markets)	289	16,632
Selective Insurance Group, Inc. (Insurance)	171	16,301
Sensient Technologies Corp. (Chemicals)	119	9,111
Service Corp. International (Diversified Consumer Services)	436	29,989

March 31, 2023 :: ProFund VP UltraMid-Cap ::

Common Stocks, continued

	Shares	Value
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	102	$22,117
Silgan Holdings, Inc. (Containers & Packaging)	237	12,720
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	90	15,758
Simpson Manufacturing Co., Inc. (Building Products)	121	13,266
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	46	6,543
Skechers U.S.A., Inc.* - Class A (Textiles, Apparel & Luxury Goods)	381	18,105
SLM Corp. (Consumer Finance)	683	8,462
Sonoco Products Co. (Containers & Packaging)	276	16,836
Sotera Health Co.* (Life Sciences Tools & Services)	280	5,015
SouthState Corp. (Banks)	215	15,321
Southwest Gas Holdings, Inc. (Gas Utilities)	185	11,553
Southwestern Energy Co.* (Oil, Gas & Consumable Fuels)	3,129	15,645
Spire, Inc. (Gas Utilities)	149	10,451
Spirit Realty Capital, Inc. (Retail REITs)	396	15,777
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	300	10,509
STAAR Surgical Co.* (Health Care Equipment & Supplies)	137	8,761
Starwood Property Trust, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	878	15,532
Stericycle, Inc.* (Commercial Services & Supplies)	261	11,382
Stifel Financial Corp. (Capital Markets)	299	17,668
SunPower Corp.* (Electrical Equipment)	242	3,349
Sunrun, Inc.* (Electrical Equipment)	604	12,171
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	132	14,065
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	112	12,449
Syneos Health, Inc.* (Life Sciences Tools & Services)	292	10,401
Synovus Financial Corp. (Banks)	413	12,733
Taylor Morrison Home Corp.* (Household Durables)	307	11,746
TD SYNNEX Corp. (Electronic Equipment, Instruments & Components)	119	11,518
TEGNA, Inc. (Media)	633	10,704
Tempur Sealy International, Inc. (Household Durables)	483	19,073
Tenet Healthcare Corp.* (Health Care Providers & Services)	307	18,242
Teradata Corp.* (Software)	289	11,641
Terex Corp. (Machinery)	191	9,241
Tetra Tech, Inc. (Commercial Services & Supplies)	151	22,183
Texas Capital Bancshares, Inc.* (Banks)	137	6,708
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	190	20,531
The Boston Beer Co., Inc.* - Class A (Beverages)	27	8,875
The Brink’s Co. (Commercial Services & Supplies)	132	8,818
The Chemours Co. (Chemicals)	421	12,605
The Gap, Inc. (Specialty Retail)	600	6,024
The Goodyear Tire & Rubber Co.* (Automobile Components)	802	8,838
The Hanover Insurance Group, Inc. (Insurance)	101	12,979
The Macerich Co. (Retail REITs)	610	6,466
The Middleby Corp.* (Machinery)	153	22,431
The New York Times Co. - Class A (Media)	467	18,157
The Scotts Miracle-Gro Co.(a) (Chemicals)	116	8,090
The Timken Co. (Machinery)	188	15,363
The Toro Co. (Machinery)	297	33,015
The Wendy’s Co. (Hotels, Restaurants & Leisure)	483	10,520
The Western Union Co. (IT Services)	1,059	11,808
Thor Industries, Inc. (Automobile Components)	152	12,105
Toll Brothers, Inc. (Household Durables)	292	17,529
TopBuild Corp.* (Household Durables)	91	18,940
Topgolf Callaway Brands Corp.* (Leisure Products)	393	8,497
Travel + Leisure Co. (Hotels, Restaurants & Leisure)	230	9,016
Trex Co., Inc.* (Building Products)	311	15,136
TripAdvisor, Inc.* (Interactive Media & Services)	297	5,898
UFP Industries, Inc. (Building Products)	175	13,907
UGI Corp. (Gas Utilities)	594	20,648
UMB Financial Corp. (Banks)	123	7,100
Under Armour, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	535	5,077
Under Armour, Inc.* - Class C (Textiles, Apparel & Luxury Goods)	538	4,589
United Bankshares, Inc. (Banks)	381	13,411
United States Steel Corp. (Metals & Mining)	643	16,782
United Therapeutics Corp.* (Biotechnology)	129	28,890
Univar Solutions, Inc.* (Trading Companies & Distributors)	463	16,219
Universal Display Corp. (Semiconductors & Semiconductor Equipment)	123	19,081
Unum Group (Insurance)	530	20,967
US Foods Holding Corp.* (Consumer Staples Distribution & Retail)	580	21,425
Valaris, Ltd.* (Energy Equipment & Services)	171	11,125
Valley National Bancorp (Banks)	1,192	11,014
Valmont Industries, Inc. (Construction & Engineering)	60	19,157
Valvoline, Inc. (Chemicals)	488	17,050
Vicor Corp.* (Electrical Equipment)	63	2,957
Victoria’s Secret & Co.* (Specialty Retail)	229	7,820
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	367	8,302
Visteon Corp.* (Automobile Components)	80	12,546
Vontier Corp. (Electronic Equipment, Instruments & Components)	448	12,248
Vornado Realty Trust (Diversified REITs)	457	7,024

:: ProFund VP UltraMid-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Voya Financial, Inc.(a) (Financial Services)	275	$19,652
Watsco, Inc. (Trading Companies & Distributors)	94	29,907
Watts Water Technologies, Inc. - Class A (Machinery)	77	12,961
Webster Financial Corp. (Banks)	493	19,434
Werner Enterprises, Inc. (Ground Transportation)	167	7,597
Westlake Corp. (Chemicals)	98	11,366
WEX, Inc.* (IT Services)	124	22,801
Williams-Sonoma, Inc. (Specialty Retail)	189	22,994
Wingstop, Inc. (Hotels, Restaurants & Leisure)	85	15,604
Wintrust Financial Corp. (Banks)	172	12,547
Wolfspeed, Inc.*(a) (Semiconductors & Semiconductor Equipment)	353	22,927
Woodward, Inc. (Aerospace & Defense)	169	16,456
World Wrestling Entertainment, Inc. - Class A (Entertainment)	123	11,225
Worthington Industries, Inc. (Metals & Mining)	86	5,560
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	250	16,963
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	318	4,897
XPO, Inc.* (Ground Transportation)	326	10,399
YETI Holdings, Inc.* (Leisure Products)	245	9,800
Ziff Davis, Inc.* (Interactive Media & Services)	134	10,459
TOTAL COMMON STOCKS
(Cost $3,763,464)		6,082,226

Repurchase Agreements(b)(c) (24.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $2,058,811	$2,058,000	$2,058,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,058,000)		2,058,000

Collateral for Securities Loaned(d) (1.0%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(e)	81,983	$81,983
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $81,983)		81,983
TOTAL INVESTMENT SECURITIES
(Cost $5,903,447) - 96.4%		8,222,209
Net other assets (liabilities) - 3.6%		307,395
NET ASSETS - 100.0%		$8,529,604

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $81,926.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $1,258,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

March 31, 2023 :: ProFund VP UltraMid-Cap ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	4	6/20/23	$1,011,880	$(31,928)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P MidCap 400	Goldman Sachs International	4/27/23	5.33%	$3,230,763	$104,993
SPDR S&P MidCap 400 ETF	Goldman Sachs International	4/27/23	5.10%	1,541,034	46,690
				$4,771,797	$151,683
S&P MidCap 400	UBS AG	4/27/23	5.18%	$4,224,197	$143,444
SPDR S&P MidCap 400 ETF	UBS AG	4/27/23	5.13%	899,403	30,013
				$5,123,600	$173,457
				$9,895,397	$325,140

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP UltraMid-Cap :: March 31, 2023

ProFund VP UltraMid-Cap invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$103,586	1.2%
Air Freight & Logistics	16,955	0.2%
Automobile Components	141,490	1.7%
Banks	371,100	4.3%
Beverages	26,519	0.3%
Biotechnology	96,887	1.1%
Broadline Retail	35,494	0.4%
Building Products	197,351	2.3%
Capital Markets	121,206	1.4%
Chemicals	179,376	2.1%
Commercial Services & Supplies	76,653	0.9%
Communications Equipment	41,217	0.5%
Construction & Engineering	120,238	1.4%
Construction Materials	14,969	0.2%
Consumer Finance	23,177	0.3%
Consumer Staples Distribution & Retail	117,686	1.4%
Containers & Packaging	56,047	0.7%
Diversified Consumer Services	61,680	0.7%
Diversified REITs	24,245	0.3%
Diversified Telecommunication Services	36,438	0.4%
Electric Utilities	83,412	1.0%
Electrical Equipment	128,892	1.5%
Electronic Equipment, Instruments & Components	212,932	2.4%
Energy Equipment & Services	47,020	0.6%
Entertainment	11,225	0.1%
Financial Services	43,032	0.5%
Food Products	88,339	1.0%
Gas Utilities	84,495	1.1%
Ground Transportation	116,435	1.4%
Health Care Equipment & Supplies	221,515	2.6%
Health Care Providers & Services	129,976	1.5%
Health Care REITs	70,207	0.8%
Hotel & Resort REITs	7,886	0.1%
Hotels, Restaurants & Leisure	207,219	2.4%
Household Durables	95,029	1.1%
Household Products	6,524	0.1%
Independent Power and Renewable Electricity Producers	12,631	0.1%
Industrial REITs	72,422	0.8%
Insurance	237,748	2.8%
Interactive Media & Services	16,357	0.2%
IT Services	123,683	1.5%
Leisure Products	70,728	0.8%
Life Sciences Tools & Services	84,484	1.0%
Machinery	289,219	3.5%
Marine Transportation	11,849	0.1%
Media	61,855	0.8%
Metals & Mining	160,835	1.9%
Mortgage Real Estate Investment Trusts (REITs)	40,929	0.5%
Multi-Utilities	21,163	0.2%
Office REITs	39,495	0.5%
Oil, Gas & Consumable Fuels	185,740	2.1%
Paper & Forest Products	11,005	0.1%
Passenger Airlines	6,683	0.1%
Personal Care Products	25,428	0.3%
Pharmaceuticals	39,895	0.5%
Professional Services	127,252	1.5%
Real Estate Management & Development	19,641	0.2%
Residential REITs	25,291	0.3%
Retail REITs	76,263	0.9%
Semiconductors & Semiconductor Equipment	185,785	2.2%
Software	162,982	1.9%
Specialized REITs	129,089	1.5%
Specialty Retail	177,238	2.1%
Technology Hardware, Storage & Peripherals	18,962	0.2%
Textiles, Apparel & Luxury Goods	133,187	1.6%
Trading Companies & Distributors	68,384	0.8%
Water Utilities	29,551	0.3%
Other**	2,447,378	28.7%
Total	$8,529,604	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP UltraNasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (62.7%)

	Shares	Value
Activision Blizzard, Inc. (Entertainment)	4,607	$394,313
Adobe, Inc.* (Software)	2,689	1,036,260
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	9,465	927,665
Airbnb, Inc.* - Class A (Hotels, Restaurants & Leisure)	2,402	298,809
Align Technology, Inc.* (Health Care Equipment & Supplies)	450	150,363
Alphabet, Inc.* - Class A (Interactive Media & Services)	27,481	2,850,603
Alphabet, Inc.* - Class C (Interactive Media & Services)	27,018	2,809,872
Amazon.com, Inc.* (Broadline Retail)	46,396	4,792,243
American Electric Power Co., Inc. (Electric Utilities)	3,021	274,880
Amgen, Inc. (Biotechnology)	3,133	757,403
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	2,971	585,941
ANSYS, Inc.* (Software)	512	170,394
Apple, Inc. (Technology Hardware, Storage & Peripherals)	57,602	9,498,570
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	4,964	609,728
ASML Holding N.V.NYS (Semiconductors & Semiconductor Equipment)	516	351,246
AstraZeneca PLCADR (Pharmaceuticals)	3,541	245,781
Atlassian Corp.* - Class A (Software)	882	150,972
Autodesk, Inc.* (Software)	1,267	263,739
Automatic Data Processing, Inc. (IT Services)	2,434	541,881
Baker Hughes Co. (Energy Equipment & Services)	5,939	171,400
Biogen, Inc.* (Biotechnology)	848	235,769
Booking Holdings, Inc.* (Hotels, Restaurants & Leisure)	221	586,183
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	2,449	1,571,132
Cadence Design Systems, Inc.* (Software)	1,603	336,774
Charter Communications, Inc.* - Class A (Media)	897	320,776
Cintas Corp. (Commercial Services & Supplies)	597	276,220
Cisco Systems, Inc. (Communications Equipment)	24,058	1,257,632
Cognizant Technology Solutions Corp. - Class A (IT Services)	2,991	182,242
Comcast Corp. - Class A (Media)	24,709	936,719
Constellation Energy Corp. (Electric Utilities)	1,921	150,799
Copart, Inc.* (Commercial Services & Supplies)	2,799	210,513
CoStar Group, Inc.* (Professional Services)	2,389	164,483
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)	2,606	1,294,843
Crowdstrike Holdings, Inc.* - Class A (Software)	1,282	175,967
CSX Corp. (Ground Transportation)	12,115	362,723
Datadog, Inc.* - Class A (Software)	1,727	125,484
DexCom, Inc.* (Health Care Equipment & Supplies)	2,270	263,729
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	1,078	145,713
Dollar Tree, Inc.* (Broadline Retail)	1,299	186,471
eBay, Inc. (Broadline Retail)	3,154	139,943
Electronic Arts, Inc. (Entertainment)	1,611	194,045
Enphase Energy, Inc.* (Semiconductors & Semiconductor Equipment)	802	168,645
Exelon Corp. (Electric Utilities)	5,839	244,596
Fastenal Co. (Trading Companies & Distributors)	3,354	180,915
Fiserv, Inc.* (IT Services)	3,689	416,968
Fortinet, Inc.* (Software)	4,605	306,048
Gilead Sciences, Inc. (Biotechnology)	7,325	607,755
GLOBALFOUNDRIES, Inc.*(a) (Semiconductors & Semiconductor Equipment)	3,202	231,120
Honeywell International, Inc. (Industrial Conglomerates)	3,924	749,954
IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	487	243,539
Illumina, Inc.* (Life Sciences Tools & Services)	928	215,806
Intel Corp. (Semiconductors & Semiconductor Equipment)	24,300	793,881
Intuit, Inc. (Software)	1,648	734,728
Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	2,058	525,757
JD.com, Inc.ADR (Broadline Retail)	2,707	118,810
Keurig Dr Pepper, Inc. (Beverages)	8,261	291,448
KLA Corp. (Semiconductors & Semiconductor Equipment)	813	324,525
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	793	420,385
Lucid Group, Inc.*(a) (Automobile Components)	10,745	86,390
Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	719	261,853
Marriott International, Inc. - Class A (Hotels, Restaurants & Leisure)	1,810	300,532
Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,011	216,976
Mercadolibre, Inc.* (Broadline Retail)	295	388,828
Meta Platforms, Inc.* - Class A (Interactive Media & Services)	13,075	2,771,116
Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,218	269,604

:: ProFund VP UltraNasdaq-100 :: March 31, 2023

Common Stocks, continued

	Shares	Value
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	6,409	$386,719
Microsoft Corp. (Software)	33,556	9,674,194
Moderna, Inc.* (Biotechnology)	2,269	348,473
Mondelez International, Inc. - Class A (Food Products)	8,007	558,248
Monster Beverage Corp.* (Beverages)	6,130	331,081
Netflix, Inc.* (Entertainment)	2,615	903,431
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	14,508	4,029,888
NXP Semiconductors N.V. (Semiconductors & Semiconductor Equipment)	1,522	283,815
Old Dominion Freight Line, Inc. (Ground Transportation)	646	220,183
O’Reilly Automotive, Inc.* (Specialty Retail)	363	308,180
PACCAR, Inc. (Machinery)	3,069	224,651
Palo Alto Networks, Inc.* (Software)	1,777	354,938
Paychex, Inc. (IT Services)	2,117	242,587
PayPal Holdings, Inc.* (IT Services)	6,645	504,621
PDD Holdings, Inc.*ADR (Broadline Retail)	3,496	265,346
PepsiCo, Inc. (Beverages)	8,090	1,474,807
Qualcomm, Inc. (Semiconductors & Semiconductor Equipment)	6,549	835,521
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	631	518,474
Rivian Automotive, Inc.* - Class A (Automobile Components)	5,400	83,592
Ross Stores, Inc. (Specialty Retail)	2,023	214,701
Seagen, Inc.* (Biotechnology)	1,097	222,110
Sirius XM Holdings, Inc.(a) (Media)	22,852	90,722
Starbucks Corp. (Hotels, Restaurants & Leisure)	6,749	702,773
Synopsys, Inc.* (Software)	895	345,694
Tesla, Inc.* (Automobile Components)	14,326	2,972,072
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	5,323	990,131
The Kraft Heinz Co. (Food Products)	7,195	278,231
T-Mobile U.S., Inc.* (Wireless Telecommunication Services)	7,162	1,037,344
Verisk Analytics, Inc. (Professional Services)	909	174,400
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,510	475,756
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)	5,067	175,217
Warner Bros. Discovery, Inc.* (Entertainment)	14,273	215,522
Workday, Inc.* - Class A (Software)	1,198	247,435
Xcel Energy, Inc. (Electric Utilities)	3,230	217,831
Zoom Video Communications, Inc.* - Class A (Software)	1,443	106,551
Zscaler, Inc.* (Software)	847	98,955
TOTAL COMMON STOCKS
(Cost $25,500,769)		76,984,596

Repurchase Agreements(b)(c) (31.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $38,526,180	$38,511,000	$38,511,000
TOTAL REPURCHASE AGREEMENTS
(Cost $38,511,000)		38,511,000

Collateral for Securities Loaned(d) (0.3%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(e)	413,541	$413,541
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $413,541)		413,541
TOTAL INVESTMENT SECURITIES
(Cost $64,425,310) - 94.3%		115,909,137
Net other assets (liabilities) - 5.7%		7,031,823
NET ASSETS - 100.0%		$122,940,960

*	Non-income producing security.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $408,148.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $18,592,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.
ADR	American Depositary Receipt
NYS	New York Shares

March 31, 2023 :: ProFund VP UltraNasdaq-100 ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Nasdaq-100 Futures Contracts	35	6/20/23	$9,311,225	$614,396

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Invesco QQQ Trust, Series 1 ETF	Goldman Sachs International	4/27/23	5.23%	$33,210,196	$1,021,808
Nasdaq-100 Index	Goldman Sachs International	4/27/23	5.43%	67,719,186	2,424,255
				$100,929,382	$3,446,063
Invesco QQQ Trust, Series 1 ETF	UBS AG	4/27/23	5.23%	$15,003,847	$560,580
Nasdaq-100 Index	UBS AG	4/27/23	5.63%	44,216,839	1,681,152
				$59,220,686	$2,241,732
				$160,150,068	$5,687,795

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP UltraNasdaq-100 invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Automobile Components	$3,142,054	2.6%
Beverages	2,097,336	1.7%
Biotechnology	3,165,740	2.5%
Broadline Retail	5,891,641	4.8%
Commercial Services & Supplies	486,733	0.4%
Communications Equipment	1,257,632	1.0%
Consumer Staples Distribution & Retail	1,470,060	1.2%
Electric Utilities	888,106	0.7%
Energy Equipment & Services	171,400	0.2%
Entertainment	1,707,311	1.4%
Food Products	836,479	0.7%
Ground Transportation	582,906	0.5%
Health Care Equipment & Supplies	1,183,388	1.0%
Hotels, Restaurants & Leisure	1,888,297	1.5%
Industrial Conglomerates	749,954	0.6%
Interactive Media & Services	8,431,591	6.9%
IT Services	1,888,299	1.5%
Life Sciences Tools & Services	215,806	0.2%
Machinery	224,651	0.2%
Media	1,348,217	1.1%
Oil, Gas & Consumable Fuels	145,713	0.1%
Pharmaceuticals	245,781	0.2%
Professional Services	338,883	0.3%
Semiconductors & Semiconductor Equipment	12,996,922	10.6%
Software	14,128,133	11.6%
Specialty Retail	522,881	0.4%
Technology Hardware, Storage & Peripherals	9,498,570	7.7%
Textiles, Apparel & Luxury Goods	261,853	0.2%
Trading Companies & Distributors	180,915	0.1%
Wireless Telecommunication Services	1,037,344	0.8%
Other**	45,956,364	37.3%
Total	$122,940,960	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 :: ProFund VP UltraShort Dow 30 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (97.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $4,002	$4,000	$4,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,000)		4,000
TOTAL INVESTMENT SECURITIES
(Cost $4,000) - 97.6%		4,000
Net other assets (liabilities) - 2.4%		98
NET ASSETS - 100.0%		$4,098

(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Dow Jones Industrial Average	Goldman Sachs International	4/27/23	(5.18)%	$(5,179)	$(139)
Dow Jones Industrial Average	UBS AG	4/27/23	(4.68)%	(3,005)	(76)
				$(8,184)	$(215)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP UltraShort Nasdaq-100 ::

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $5,326,099	$5,324,000	$5,324,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,324,000)		5,324,000
TOTAL INVESTMENT SECURITIES
(Cost $5,324,000) - 104.2%		5,324,000
Net other assets (liabilities) - (4.2)%		(215,086)
NET ASSETS - 100.0%		$5,108,914

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $1,353,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Short

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index	Goldman Sachs International	4/27/23	(5.18)%	$(8,248,511)	$(232,462)
Nasdaq-100 Index	UBS AG	4/27/23	(4.98)%	(1,795,917)	(68,407)
				$(10,044,428)	$(300,869)

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.5%)

	Shares	Value
1-800-Flowers.com, Inc.* - Class A (Specialty Retail)	109	$1,254
1st Source Corp. (Banks)	68	2,934
1stdibs.com, Inc.* (Broadline Retail)	98	389
22nd Century Group, Inc.* (Tobacco)	678	521
23andMe Holding Co.* - Class A (Health Care Providers & Services)	1,083	2,469
2seventy bio, Inc.* (Biotechnology)	156	1,591
2U, Inc.* (Diversified Consumer Services)	322	2,206
3D Systems Corp.* (Machinery)	531	5,692
4D Molecular Therapeutics, Inc.* (Biotechnology)	126	2,166
5E Advanced Materials, Inc.* (Metals & Mining)	164	889
8x8, Inc.* (Software)	471	1,964
908 Devices, Inc.* (Electronic Equipment, Instruments & Components)	93	800
A10 Networks, Inc. (Software)	268	4,151
Aadi Bioscience, Inc.* (Pharmaceuticals)	60	434
AAON, Inc. (Building Products)	184	17,790
AAR Corp.* (Aerospace & Defense)	139	7,582
Aaron’s Co., Inc. (The) (Specialty Retail)	127	1,227
AbCellera Biologics, Inc.* (Life Sciences Tools & Services)	869	6,552
Abercrombie & Fitch Co.* (Specialty Retail)	205	5,689
ABM Industries, Inc. (Commercial Services & Supplies)	278	12,493
Absci Corp.* (Life Sciences Tools & Services)	220	385
Academy Sports & Outdoors, Inc. (Specialty Retail)	319	20,814
ACADIA Pharmaceuticals, Inc.* (Biotechnology)	504	9,485
Acadia Realty Trust (Diversified REITs)	391	5,454
Accel Entertainment, Inc.* (Hotels, Restaurants & Leisure)	234	2,132
ACCO Brands Corp. (Commercial Services & Supplies)	385	2,048
Accolade, Inc.* (Health Care Providers & Services)	279	4,012
ACI Worldwide, Inc.* (Software)	471	12,708
Aclaris Therapeutics, Inc.* (Pharmaceuticals)	271	2,192
ACM Research, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	202	2,363
ACNB Corp. (Banks)	34	1,107
Acrivon Therapeutics, Inc.* (Biotechnology)	36	457
Acushnet Holdings Corp. (Leisure Products)	140	7,132
ACV Auctions, Inc.* - Class A (Commercial Services & Supplies)	494	6,378
AdaptHealth Corp.* (Health Care Providers & Services)	303	3,766
Adaptive Biotechnologies Corp.* (Life Sciences Tools & Services)	468	4,132
Addus HomeCare Corp.* (Health Care Providers & Services)	65	6,939
Adeia, Inc. (Software)	437	3,872
Adicet Bio, Inc.* (Biotechnology)	127	732
Adient PLC* (Automobile Components)	398	16,302
ADMA Biologics, Inc.* (Biotechnology)	877	2,903
Adtalem Global Education, Inc.* (Diversified Consumer Services)	188	7,261
AdTheorent Holding Co., Inc.* (Media)	154	260
ADTRAN Holdings, Inc. (Communications Equipment)	322	5,107
Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	158	15,484
AdvanSix, Inc. (Chemicals)	112	4,286
Advantage Solutions, Inc.* (Media)	346	547
Aemetis, Inc.*(a) (Oil, Gas & Consumable Fuels)	124	288
Aerojet Rocketdyne Holdings, Inc.* (Aerospace & Defense)	333	18,704
Aerovate Therapeutics, Inc.* (Biotechnology)	38	766
AeroVironment, Inc.* (Aerospace & Defense)	104	9,533
AerSale Corp.* (Aerospace & Defense)	104	1,791
Aeva Technologies, Inc.* (Electronic Equipment, Instruments & Components)	405	482
AEye, Inc.* (Electronic Equipment, Instruments & Components)	428	135
AFC Gamma, Inc. (Mortgage Real Estate Investment Trusts (REITs))	68	827
Affimed N.V.* (Biotechnology)	596	444
Agenus, Inc.* (Biotechnology)	1,277	1,941
Agiliti, Inc.* (Health Care Providers & Services)	117	1,870
Agilysys, Inc.* (Software)	83	6,848
Agios Pharmaceuticals, Inc.* (Biotechnology)	229	5,260
Agree Realty Corp. (Diversified REITs)	367	25,179
Air Transport Services Group, Inc.* (Air Freight & Logistics)	243	5,062
AirSculpt Technologies, Inc.(a) (Health Care Providers & Services)	51	257
aka Brands Holding Corp.* (Specialty Retail)	46	25
Akero Therapeutics, Inc.* (Biotechnology)	146	5,586
Akoustis Technologies, Inc.* (Electronic Equipment, Instruments & Components)	278	856
Akoya Biosciences, Inc.* (Life Sciences Tools & Services)	66	540
Alamo Group, Inc. (Machinery)	42	7,735
Alarm.com Holdings, Inc.* (Software)	202	10,157

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Albany International Corp. - Class A (Machinery)	131	$11,706
Alector, Inc.* (Biotechnology)	261	1,616
Alerus Financial Corp. (Financial Services)	64	1,027
Alexander & Baldwin, Inc. (Diversified REITs)	305	5,768
Alexander’s, Inc. (Diversified REITs)	9	1,744
Alico, Inc. (Food Products)	29	702
Alight, Inc.* - Class A (Professional Services)	1,615	14,874
Alignment Healthcare, Inc.* (Health Care Providers & Services)	413	2,627
Alkami Technology, Inc.* (Software)	152	1,924
Alkermes PLC* (Biotechnology)	684	19,282
Allbirds, Inc.* - Class A (Textiles, Apparel & Luxury Goods)	404	485
Allegiant Travel Co.* (Passenger Airlines)	66	6,070
ALLETE, Inc. (Electric Utilities)	241	15,513
Allied Motion Technologies, Inc. (Electrical Equipment)	56	2,164
Allogene Therapeutics, Inc.* (Biotechnology)	334	1,650
Allovir, Inc.* (Biotechnology)	129	508
Alpha & Omega Semiconductor, Ltd.* (Semiconductors & Semiconductor Equipment)	92	2,479
Alpha Metallurgical Resources, Inc. (Metals & Mining)	64	9,984
Alpha Teknova, Inc.* (Life Sciences Tools & Services)	25	74
Alphatec Holdings, Inc.* (Health Care Equipment & Supplies)	304	4,742
Alpine Immune Sciences, Inc.* (Biotechnology)	99	764
Alta Equipment Group, Inc. (Trading Companies & Distributors)	87	1,379
Altair Engineering, Inc.* - Class A (Software)	218	15,720
Alto Ingredients, Inc.* (Oil, Gas & Consumable Fuels)	302	453
Altus Power, Inc.* (Independent Power and Renewable Electricity Producers)	385	2,110
ALX Oncology Holdings, Inc.* (Biotechnology)	89	402
Amalgamated Financial Corp. (Banks)	74	1,309
A-Mark Precious Metals, Inc. (Financial Services)	77	2,668
Ambac Financial Group, Inc.* (Insurance)	186	2,879
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	156	12,078
AMC Networks, Inc.* - Class A (Media)	127	2,233
Amerant Bancorp, Inc. (Banks)	116	2,524
Ameresco, Inc.* - Class A (Construction & Engineering)	133	6,546
American Assets Trust, Inc. (Diversified REITs)	208	3,867
American Axle & Manufacturing Holdings, Inc.* (Automobile Components)	474	3,702
American Eagle Outfitters, Inc. (Specialty Retail)	647	8,696
American Equity Investment Life Holding Co. (Insurance)	298	10,874
American National Bankshares, Inc. (Banks)	43	1,363
American Public Education, Inc.* (Diversified Consumer Services)	77	417
American Realty Investors, Inc.* (Real Estate Management & Development)	6	158
American Software, Inc. - Class A (Software)	132	1,665
American States Water Co. (Water Utilities)	155	13,777
American Vanguard Corp. (Chemicals)	117	2,560
American Well Corp.* - Class A (Health Care Technology)	961	2,268
American Woodmark Corp.* (Building Products)	70	3,645
America’s Car-Mart, Inc.* (Specialty Retail)	24	1,901
Ameris Bancorp (Banks)	278	10,169
AMERISAFE, Inc. (Insurance)	80	3,916
Amicus Therapeutics, Inc.* (Biotechnology)	1,157	12,831
Amkor Technology, Inc. (Semiconductors & Semiconductor Equipment)	426	11,085
AMMO, Inc.* (Leisure Products)	370	729
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	182	15,099
Amneal Pharmaceuticals, Inc.* (Pharmaceuticals)	431	599
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	161	6,038
Amplify Energy Corp.* (Oil, Gas & Consumable Fuels)	149	1,024
Amplitude, Inc.* - Class A (Software)	235	2,923
Amylyx Pharmaceuticals, Inc.* (Pharmaceuticals)	211	6,191
Amyris, Inc.*(a) (Chemicals)	853	1,160
AN2 Therapeutics, Inc.* (Pharmaceuticals)	47	464
AnaptysBio, Inc.* (Biotechnology)	85	1,850
Anavex Life Sciences Corp.* (Biotechnology)	289	2,477
Angel Oak Mortgage REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	50	365
AngioDynamics, Inc.* (Health Care Equipment & Supplies)	157	1,623
ANI Pharmaceuticals, Inc.* (Pharmaceuticals)	54	2,145
Anika Therapeutics, Inc.* (Biotechnology)	61	1,752
Anterix, Inc.* (Diversified Telecommunication Services)	77	2,544
Apartment Investment and Management Co. (Diversified REITs)	629	4,837
Apellis Pharmaceuticals, Inc.* (Biotechnology)	394	25,987
API Group Corp.* (Construction & Engineering)	868	19,513
Apogee Enterprises, Inc. (Building Products)	93	4,022

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Apollo Commercial Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	590	$5,493
Apollo Medical Holdings, Inc.* (Health Care Providers & Services)	163	5,945
Appfolio, Inc.* (Software)	82	10,207
AppHarvest, Inc.* (Food Products)	433	265
Appian Corp.* (Software)	168	7,456
Apple Hospitality REIT, Inc. (Diversified REITs)	903	14,015
Applied Digital Corp.* (Software)	283	634
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	161	22,882
Arbor Realty Trust, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	693	7,962
Arbutus Biopharma Corp.* (Biotechnology)	476	1,442
ArcBest Corp. (Ground Transportation)	102	9,427
Arcellx, Inc.* (Biotechnology)	124	3,820
Arch Resources, Inc. (Oil, Gas & Consumable Fuels)	63	8,282
Archer Aviation, Inc.* - Class A (Aerospace & Defense)	607	1,736
Archrock, Inc. (Energy Equipment & Services)	568	5,549
Arconic Corp.* (Metals & Mining)	426	11,174
Arcosa, Inc. (Construction & Engineering)	204	12,874
Arcturus Therapeutics Holdings, Inc.* (Biotechnology)	97	2,325
Arcus Biosciences, Inc.* (Biotechnology)	215	3,922
Arcutis Biotherapeutics, Inc.* (Biotechnology)	174	1,914
Ardmore Shipping Corp. (Oil, Gas & Consumable Fuels)	171	2,543
Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	215	1,954
Argan, Inc. (Construction & Engineering)	54	2,185
Argo Group International Holdings, Ltd. (Insurance)	133	3,896
Aris Water Solution, Inc. - Class A (Commercial Services & Supplies)	92	717
Arko Corp. (Specialty Retail)	350	2,972
Arlo Technologies, Inc.* (Electronic Equipment, Instruments & Components)	363	2,200
Armada Hoffler Properties, Inc. (Diversified REITs)	282	3,330
ARMOUR Residential REIT, Inc. (Mortgage Real Estate Investment Trusts (REITs))	679	3,565
Array Technologies, Inc.* (Electrical Equipment)	632	13,828
Arrow Financial Corp. (Banks)	60	1,495
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	432	10,973
Arteris, Inc.* (Software)	73	309
Artesian Resources Corp. - Class A (Water Utilities)	34	1,882
Artisan Partners Asset Management, Inc. (Capital Markets)	253	8,091
Artivion, Inc.* (Health Care Equipment & Supplies)	163	2,135
Arvinas, Inc.* (Pharmaceuticals)	205	5,601
Asana, Inc.* - Class A (Software)	309	6,529
Asbury Automotive Group, Inc.* (Specialty Retail)	93	19,530
ASGN, Inc.* (Professional Services)	206	17,030
Ashford Hospitality Trust, Inc.* (Diversified REITs)	143	459
Aspen Aerogels, Inc.* (Chemicals)	210	1,565
Assetmark Financial Holdings, Inc.* (Capital Markets)	90	2,831
Associated Banc-Corp. (Banks)	626	11,255
Associated Capital Group, Inc. - Class A (Capital Markets)	7	259
Astec Industries, Inc. (Machinery)	96	3,960
Astra Space, Inc.* (Aerospace & Defense)	647	275
Astronics Corp.* (Aerospace & Defense)	108	1,443
Atara Biotherapeutics, Inc.* (Biotechnology)	394	1,143
Atea Pharmaceuticals, Inc.* (Biotechnology)	319	1,069
Aterian, Inc.* (Household Durables)	276	237
Athira Pharma, Inc.* (Pharmaceuticals)	142	355
ATI Physical Therapy, Inc.* (Health Care Providers & Services)	313	80
ATI, Inc.* (Metals & Mining)	521	20,559
Atkore, Inc.* (Electrical Equipment)	165	23,180
Atlantic Union Bankshares Corp. (Banks)	314	11,006
Atlanticus Holdings Corp.* (Consumer Finance)	18	488
Atlas Technical Consultants, Inc.* (Professional Services)	80	975
ATN International, Inc. (Diversified Telecommunication Services)	46	1,882
Atomera, Inc.* (Semiconductors & Semiconductor Equipment)	86	548
AtriCure, Inc.* (Health Care Equipment & Supplies)	191	7,917
Atrion Corp. (Health Care Equipment & Supplies)	6	3,767
Aura Biosciences, Inc.* (Biotechnology)	99	919
Aurinia Pharmaceuticals, Inc.* (Biotechnology)	563	6,170
Avanos Medical, Inc.* (Health Care Equipment & Supplies)	194	5,770
Avantax, Inc.* (Capital Markets)	200	5,264
Aveanna Healthcare Holdings, Inc.* (Health Care Providers & Services)	186	193
AvePoint, Inc.* (Software)	548	2,258
Aviat Networks, Inc.* (Communications Equipment)	47	1,620
Avid Bioservices, Inc.* (Biotechnology)	256	4,803
Avid Technology, Inc.* (Technology Hardware, Storage & Peripherals)	146	4,669
Avidity Biosciences, Inc.* (Biotechnology)	274	4,206
AvidXchange Holdings, Inc.* (Software)	614	4,789
Avient Corp. (Chemicals)	382	15,723
Avista Corp. (Multi-Utilities)	309	13,117

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	137	$18,255
AxoGen, Inc.* (Health Care Equipment & Supplies)	170	1,607
Axonics, Inc.* (Health Care Equipment & Supplies)	206	11,239
Axos Financial, Inc.* (Banks)	241	8,898
Axsome Therapeutics, Inc.* (Pharmaceuticals)	134	8,265
AXT, Inc.* (Semiconductors & Semiconductor Equipment)	171	681
AZZ, Inc. (Electrical Equipment)	103	4,248
B Riley Financial, Inc. (Capital Markets)	87	2,470
B&G Foods, Inc.(a) (Food Products)	297	4,612
Babcock & Wilcox Enterprises, Inc.* (Electrical Equipment)	254	1,539
Babylon Holdings, Ltd.* - Class A (Health Care Technology)	18	92
Badger Meter, Inc. (Electronic Equipment, Instruments & Components)	122	14,862
Bakkt Holdings, Inc.* (Capital Markets)	245	421
Balchem Corp. (Chemicals)	134	16,947
Bally’s Corp.* (Hotels, Restaurants & Leisure)	151	2,948
Banc of California, Inc. (Banks)	217	2,719
BancFirst Corp. (Banks)	82	6,814
Banco Latinoamericano de Comercio Exterior S.A. - Class E (Financial Services)	116	2,016
Bandwidth, Inc.* (Diversified Telecommunication Services)	97	1,474
Bank First Corp. (Banks)	32	2,355
Bank of Marin Bancorp (Banks)	66	1,445
BankUnited, Inc. (Banks)	317	7,158
Bankwell Financial Group, Inc. (Banks)	23	572
Banner Corp. (Banks)	144	7,829
Bar Harbor Bankshares (Banks)	62	1,640
BARK, Inc.* (Specialty Retail)	453	657
Barnes Group, Inc. (Machinery)	206	8,298
Barrett Business Services, Inc. (Professional Services)	28	2,482
Battalion Oil Corp.* (Oil, Gas & Consumable Fuels)	10	66
BayCom Corp. (Banks)	51	871
BCB Bancorp, Inc. (Banks)	61	801
Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	215	12,653
Beam Therapeutics, Inc.*(a) (Biotechnology)	266	8,145
Beazer Homes USA, Inc.* (Household Durables)	124	1,969
Bed Bath & Beyond, Inc.*(a) (Specialty Retail)	375	160
Belden, Inc. (Electronic Equipment, Instruments & Components)	178	15,445
BellRing Brands, Inc.* (Personal Care Products)	561	19,074
Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	147	3,482
Benson Hill, Inc.* (Food Products)	717	825
Berkshire Grey, Inc.* (Machinery)	209	288
Berkshire Hills Bancorp, Inc. (Banks)	179	4,486
Berry Corp. (Oil, Gas & Consumable Fuels)	320	2,512
Beyond Meat, Inc.* (Food Products)	257	4,171
BGC Partners, Inc. - Class A (Capital Markets)	1,323	6,919
Big 5 Sporting Goods Corp.(a) (Specialty Retail)	90	692
Big Lots, Inc.(a) (Broadline Retail)	119	1,304
BigCommerce Holdings, Inc.* - Class 1 (IT Services)	273	2,441
Biglari Holdings, Inc.* - Class B (Hotels, Restaurants & Leisure)	3	508
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	778	6,489
Biohaven, Ltd.* (Biotechnology)	265	3,620
BioLife Solutions, Inc.* (Life Sciences Tools & Services)	141	3,067
Bionano Genomics, Inc.*(a) (Life Sciences Tools & Services)	1,255	1,393
Bioventus, Inc.* - Class A (Health Care Equipment & Supplies)	133	142
Bioxcel Therapeutics, Inc.*(a) (Biotechnology)	80	1,493
Bird Global, Inc.* - Class A (Ground Transportation)	736	206
BJ’s Restaurants, Inc.* (Hotels, Restaurants & Leisure)	95	2,768
Black Hills Corp. (Multi-Utilities)	273	17,226
Blackbaud, Inc.* (Software)	195	13,514
Blackline, Inc.* (Software)	232	15,579
Blackstone Mortgage Trust, Inc.(a) - Class A (Mortgage Real Estate Investment Trusts (REITs))	723	12,905
Blade Air Mobility, Inc.* (Passenger Airlines)	237	801
Blend Labs, Inc.* - Class A (Software)	793	790
Blink Charging Co.*(a) (Electrical Equipment)	177	1,531
Bloom Energy Corp.* (Electrical Equipment)	755	15,047
Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	367	9,414
Blue Bird Corp.* (Machinery)	73	1,491
Blue Foundry Bancorp* (Banks)	106	1,009
Blue Ridge Bankshares, Inc. (Banks)	71	724
Bluebird Bio, Inc.* (Biotechnology)	432	1,374
Bluegreen Vacations Holding Corp. (Hotels, Restaurants & Leisure)	40	1,095
BlueLinx Holdings, Inc.* (Trading Companies & Distributors)	37	2,515
Blueprint Medicines Corp.* (Biotechnology)	251	11,292
Bluerock Homes Trust, Inc.* (Diversified REITs)	17	332
Boise Cascade Co. (Trading Companies & Distributors)	165	10,436
Boot Barn Holdings, Inc.* (Specialty Retail)	124	9,503
Borr Drilling, Ltd.* (Energy Equipment & Services)	845	6,405

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Boston Omaha Corp.* - Class A (Media)	92	$2,178
Bowlero Corp.* (Hotels, Restaurants & Leisure)	124	2,102
Box, Inc.* - Class A (Software)	586	15,699
Boxed, Inc.*(a) (Consumer Staples Distribution)	245	47
Brady Corp. - Class A (Commercial Services & Supplies)	190	10,209
Braemar Hotels & Resorts, Inc. (Diversified REITs)	269	1,038
Brandywine Realty Trust (Diversified REITs)	712	3,368
BRC, Inc.* - Class A (Food Products)	113	581
Bread Financial Holdings, Inc. (Consumer Finance)	210	6,367
Bridgebio Pharma, Inc.* (Biotechnology)	444	7,362
Bridgewater Bancshares, Inc.* (Banks)	85	921
Bright Health Group, Inc.* (Insurance)	808	178
Brightcove, Inc.* (IT Services)	174	774
Brightsphere Investment Group, Inc. (Capital Markets)	136	3,207
BrightSpire Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	393	2,319
BrightView Holdings, Inc.* (Commercial Services & Supplies)	172	967
Brinker International, Inc.* (Hotels, Restaurants & Leisure)	182	6,916
Bristow Group, Inc.* (Energy Equipment & Services)	98	2,195
Broadmark Realty Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	545	2,562
Broadstone Net Lease, Inc. (Diversified REITs)	726	12,349
Brookdale Senior Living, Inc.* (Health Care Providers & Services)	779	2,298
Brookfield Business Corp. - Class A (Industrial Conglomerates)	109	2,160
Brookfield Infrastructure Corp. - Class A (Gas Utilities)	411	18,931
Brookline Bancorp, Inc. (Banks)	357	3,749
BRP Group, Inc.* - Class A (Insurance)	255	6,492
BRT Apartments Corp. (Diversified REITs)	51	1,006
Build-A-Bear Workshop, Inc. (Specialty Retail)	56	1,301
Bumble, Inc.* - Class A (Interactive Media & Services)	420	8,211
Business First Bancshares, Inc. (Banks)	99	1,696
Butterfly Network, Inc.* (Health Care Equipment & Supplies)	557	1,047
Byline Bancorp, Inc. (Banks)	103	2,227
C3.ai, Inc.*(a) - Class A (Software)	250	8,393
C4 Therapeutics, Inc.* (Biotechnology)	175	550
Cabot Corp. (Chemicals)	233	17,856
Cactus, Inc. - Class A (Energy Equipment & Services)	262	10,802
Cadence Bank (Banks)	762	15,818
Cadre Holdings, Inc. (Aerospace & Defense)	80	1,723
Caesarstone, Ltd. (Building Products)	94	388
Calavo Growers, Inc. (Food Products)	72	2,071
Caleres, Inc. (Specialty Retail)	143	3,093
California Resources Corp. (Oil, Gas & Consumable Fuels)	310	11,935
California Water Service Group (Water Utilities)	228	13,270
Calix, Inc.* (Communications Equipment)	241	12,915
Callon Petroleum Co.* (Oil, Gas & Consumable Fuels)	207	6,922
Cal-Maine Foods, Inc. (Food Products)	160	9,742
Cambium Networks Corp.* (Communications Equipment)	48	851
Cambridge Bancorp (Banks)	28	1,815
Camden National Corp. (Banks)	61	2,208
Camping World Holdings, Inc. - Class A (Specialty Retail)	163	3,402
Cannae Holdings, Inc.* (Financial Services)	292	5,893
Cano Health, Inc.* (Health Care Providers & Services)	678	617
Canoo, Inc.* (Automobile Components)	1,188	775
Cantaloupe, Inc.* (Financial Services)	239	1,362
Capital Bancorp, Inc. (Banks)	38	632
Capital City Bank Group, Inc. (Banks)	57	1,671
Capitol Federal Financial, Inc. (Banks)	535	3,601
Capstar Financial Holdings, Inc. (Banks)	85	1,288
Cara Therapeutics, Inc.* (Pharmaceuticals)	187	918
Cardiovascular Systems, Inc.* (Health Care Equipment & Supplies)	171	3,396
Cardlytics, Inc.* (Media)	133	452
CareDx, Inc.* (Biotechnology)	213	1,947
CareMax, Inc.* (Health Care Providers & Services)	245	654
CareTrust REIT, Inc. (Diversified REITs)	416	8,145
Cargurus, Inc.* (Interactive Media & Services)	429	8,014
Caribou Biosciences, Inc.* (Biotechnology)	234	1,243
CarParts.com, Inc.* (Specialty Retail)	213	1,137
Carpenter Technology Corp. (Metals & Mining)	200	8,952
Carriage Services, Inc. (Diversified Consumer Services)	56	1,709
Cars.com, Inc.* (Interactive Media & Services)	278	5,365
Carter Bankshares, Inc.* (Banks)	100	1,400
Casa Systems, Inc.* (Communications Equipment)	148	188
Casella Waste Systems, Inc.* - Class A (Commercial Services & Supplies)	209	17,275
Cass Information Systems, Inc. (IT Services)	57	2,469
Cassava Sciences, Inc.*(a) (Pharmaceuticals)	160	3,859
Castle Biosciences, Inc.* (Health Care Providers & Services)	103	2,340
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	407	6,748
Cathay General Bancorp (Banks)	293	10,114
Cavco Industries, Inc.* (Household Durables)	36	11,439

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
CBIZ, Inc.* (Professional Services)	199	$9,849
CBL & Associates Properties, Inc. (Diversified REITs)	112	2,872
Celldex Therapeutics, Inc.* (Biotechnology)	192	6,908
Celsius Holdings, Inc.* (Beverages)	233	21,655
Celularity, Inc.* (Biotechnology)	265	164
Cenntro Electric Group, Ltd.* (Automobile Components)	771	356
Centerspace (Diversified REITs)	64	3,496
Central Garden & Pet Co.* (Household Products)	41	1,683
Central Garden & Pet Co.* - Class A (Household Products)	168	6,564
Central Pacific Financial Corp. (Banks)	113	2,023
Centrus Energy Corp.* - Class A (Oil, Gas & Consumable Fuels)	45	1,449
Century Aluminum Co.* (Metals & Mining)	218	2,180
Century Casinos, Inc.* (Hotels, Restaurants & Leisure)	114	836
Century Communities, Inc. (Household Durables)	118	7,543
Century Therapeutics, Inc.* (Biotechnology)	83	288
Cepton, Inc.* (Electronic Equipment, Instruments & Components)	197	91
Cerberus Cyber Sentinel Corp.* (IT Services)	239	81
Cerence, Inc.* (Software)	169	4,747
Cerevel Therapeutics Holdings, Inc.* (Biotechnology)	241	5,878
Cerus Corp.* (Health Care Equipment & Supplies)	723	2,147
CEVA, Inc.* (Semiconductors & Semiconductor Equipment)	96	2,921
ChampionX Corp. (Energy Equipment & Services)	841	22,817
Charge Enterprises, Inc.* (Diversified Telecommunication Services)	545	600
Chart Industries, Inc.* (Machinery)	179	22,447
Chase Corp. (Chemicals)	31	3,247
Chatham Lodging Trust (Diversified REITs)	201	2,108
Chegg, Inc.* (Diversified Consumer Services)	522	8,509
Chesapeake Utilities Corp. (Gas Utilities)	73	9,343
Chicago Atlantic Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	23	311
Chico’s FAS, Inc.* (Specialty Retail)	513	2,822
Chimera Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	975	5,499
Chimerix, Inc.* (Biotechnology)	352	444
Chinook Therapeutics, Inc.* (Biotechnology)	212	4,908
Chord Energy Corp. (Oil, Gas & Consumable Fuels)	174	23,419
Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	75	2,689
Cimpress PLC* (Commercial Services & Supplies)	74	3,243
Cinemark Holdings, Inc.* (Entertainment)	457	6,759
Cipher Mining, Inc.* (Software)	162	377
CIRCOR International, Inc.* (Machinery)	77	2,396
Citi Trends, Inc.* (Specialty Retail)	34	647
Citizens & Northern Corp. (Banks)	64	1,368
City Holding Co. (Banks)	62	5,635
City Office REIT, Inc. (Diversified REITs)	163	1,125
Civista Bancshares, Inc. (Banks)	65	1,097
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	309	21,117
Claros Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	386	4,497
Clarus Corp. (Leisure Products)	121	1,143
Clean Energy Fuels Corp.* (Oil, Gas & Consumable Fuels)	711	3,100
Cleanspark, Inc.* (Software)	304	845
Clear Channel Outdoor Holdings, Inc.* (Media)	1,547	1,856
Clear Secure, Inc. - Class A (Software)	271	7,092
Clearfield, Inc.* (Communications Equipment)	54	2,515
Clearwater Paper Corp.* (Paper & Forest Products)	70	2,339
Clearway Energy, Inc. - Class A (Independent Power and Renewable Electricity Producers)	146	4,384
Clearway Energy, Inc. - Class C (Independent Power and Renewable Electricity Producers)	345	10,809
Clipper Realty, Inc. (Diversified REITs)	49	281
Clover Health Investments Corp.* (Health Care Providers & Services)	1,620	1,369
CNB Financial Corp. (Banks)	84	1,613
CNO Financial Group, Inc. (Insurance)	477	10,585
CNX Resources Corp.* (Oil, Gas & Consumable Fuels)	706	11,310
Coastal Financial Corp.* (Banks)	45	1,620
Coca-Cola Consolidated, Inc. (Beverages)	20	10,702
Codexis, Inc.* (Life Sciences Tools & Services)	255	1,056
Coeur Mining, Inc.* (Metals & Mining)	1,168	4,660
Cogent Biosciences, Inc.* (Biotechnology)	268	2,892
Cogent Communications Holdings, Inc. (Diversified Telecommunication Services)	180	11,470
Cohen & Steers, Inc. (Capital Markets)	107	6,844
Coherus Biosciences, Inc.* (Biotechnology)	309	2,114
Cohu, Inc.* (Semiconductors & Semiconductor Equipment)	198	7,601
Collegium Pharmaceutical, Inc.* (Pharmaceuticals)	141	3,383
Colony Bankcorp, Inc. (Banks)	68	694
Columbia Financial, Inc.* (Banks)	141	2,577
Columbus McKinnon Corp. (Machinery)	117	4,348
Comfort Systems USA, Inc. (Construction & Engineering)	149	21,749
Commercial Metals Co. (Metals & Mining)	490	23,960
CommScope Holding Co., Inc.* (Communications Equipment)	860	5,478
Community Bank System, Inc. (Banks)	224	11,758

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Community Health Systems, Inc. (Health Care Providers & Services)	524	$2,568
Community Healthcare Trust, Inc. (Diversified REITs)	100	3,660
Community Trust Bancorp, Inc. (Banks)	66	2,505
CommVault Systems, Inc.* (Software)	187	10,610
Compass Diversified Holdings (Financial Services)	259	4,942
Compass Minerals International, Inc. (Metals & Mining)	144	4,938
Compass, Inc.* - Class A (Real Estate Management & Development)	1,163	3,756
CompoSecure, Inc.* (Technology Hardware, Storage & Peripherals)	34	250
Computer Programs and Systems, Inc.* (Health Care Technology)	59	1,782
CompX International, Inc. (Commercial Services & Supplies)	7	127
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	385	4,154
Comtech Telecommunications Corp. (Communications Equipment)	109	1,360
Concrete Pumping Holdings, Inc.* (Construction & Engineering)	107	728
Conduent, Inc.* (IT Services)	712	2,442
CONMED Corp. (Health Care Equipment & Supplies)	122	12,671
ConnectOne Bancorp, Inc. (Banks)	156	2,758
Conn’s, Inc.* (Specialty Retail)	54	327
Consensus Cloud Solutions, Inc.* (Software)	79	2,693
CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	144	8,391
Consolidated Communications Holdings, Inc.* (Diversified Telecommunication Services)	310	800
Constellium SE* (Metals & Mining)	531	8,114
Construction Partners, Inc.* - Class A (Construction & Engineering)	167	4,499
Consumer Portfolio Services, Inc.* (Consumer Finance)	39	417
ContextLogic, Inc.* - Class A (Broadline Retail)	2,427	1,082
Corcept Therapeutics, Inc.* (Pharmaceuticals)	362	7,841
CoreCivic, Inc.* (Commercial Services & Supplies)	478	4,398
Corporate Office Properties Trust (Office REITs)	473	11,215
Corsair Gaming, Inc.*(a) (Technology Hardware, Storage & Peripherals)	169	3,101
CorVel Corp.* (Health Care Providers & Services)	36	6,850
Costamare, Inc. (Marine Transportation)	221	2,080
Couchbase, Inc.* (Software)	118	1,659
Coursera, Inc.* (Diversified Consumer Services)	479	5,518
Covenant Logistics Group, Inc. - Class A (Ground Transportation)	39	1,381
CRA International, Inc. (Professional Services)	29	3,127
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)	93	10,565
Crawford & Co. - Class A (Insurance)	64	535
Credo Technology Group Holding, Ltd.* (Semiconductors & Semiconductor Equipment)	410	3,862
Crescent Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	164	1,855
Crinetics Pharmaceuticals, Inc.* (Biotechnology)	221	3,549
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	255	32,243
Cross Country Healthcare, Inc.* (Health Care Providers & Services)	150	3,348
CrossFirst Bankshares, Inc.* (Banks)	187	1,960
CryoPort, Inc.* (Life Sciences Tools & Services)	185	4,440
Cryptyde, Inc.* (Containers & Packaging)	274	23
CS Disco, Inc.* (Software)	94	624
CSG Systems International, Inc. (IT Services)	130	6,981
CSW Industrials, Inc. (Building Products)	62	8,614
CTI BioPharma Corp.* (Biotechnology)	419	1,760
CTO Realty Growth, Inc.(a) (Diversified REITs)	92	1,588
CTS Corp. (Electronic Equipment, Instruments & Components)	133	6,578
Cue Health, Inc.* (Health Care Equipment & Supplies)	456	830
Cullinan Oncology, Inc.* (Biotechnology)	110	1,125
Cumulus Media, Inc.* - Class A (Media)	72	266
Curo Group Holdings Corp. (Consumer Finance)	91	157
Cushman & Wakefield PLC* (Real Estate Management & Development)	667	7,030
Custom Truck One Source, Inc.* (Trading Companies & Distributors)	250	1,698
Customers Bancorp, Inc.* (Banks)	128	2,371
Cutera, Inc.* (Health Care Equipment & Supplies)	70	1,653
CVB Financial Corp. (Banks)	560	9,341
Cvent Holding Corp.* (Software)	193	1,613
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)	124	4,065
Cytek Biosciences, Inc.* (Life Sciences Tools & Services)	478	4,393
Cytokinetics, Inc.* (Biotechnology)	345	12,141
Cyxtera Technologies, Inc.* (IT Services)	154	47
Daily Journal Corp.* (Media)	5	1,425
Dakota Gold Corp.* (Metals & Mining)	218	789
Dana, Inc. (Automobile Components)	541	8,142
Danimer Scientific, Inc.*(a) (Chemicals)	379	1,308
Daseke, Inc.* (Ground Transportation)	169	1,306
Dave & Buster’s Entertainment, Inc.* (Hotels, Restaurants & Leisure)	180	6,622
Day One Biopharmaceuticals, Inc.* (Biotechnology)	116	1,551

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Deciphera Pharmaceuticals, Inc.* (Biotechnology)	216	$3,337
Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	292	6,701
Deluxe Corp. (Commercial Services & Supplies)	182	2,912
Denali Therapeutics, Inc.* (Biotechnology)	457	10,529
Denbury, Inc.* (Oil, Gas & Consumable Fuels)	210	18,402
Denny’s Corp.* (Hotels, Restaurants & Leisure)	234	2,611
Design Therapeutics, Inc.* (Biotechnology)	141	814
Designer Brands, Inc. (Specialty Retail)	210	1,835
Desktop Metal, Inc.*(a) - Class A (Machinery)	1,124	2,585
Destination XL Group, Inc.* (Specialty Retail)	243	1,339
DHI Group, Inc.* (Interactive Media & Services)	177	687
DHT Holdings, Inc. (Oil, Gas & Consumable Fuels)	575	6,216
Diamond Hill Investment Group, Inc. (Capital Markets)	12	1,975
Diamond Offshore Drilling, Inc.* (Energy Equipment & Services)	425	5,117
DiamondRock Hospitality Co. (Diversified REITs)	880	7,154
DICE Therapeutics, Inc.* (Pharmaceuticals)	149	4,269
Diebold Nixdorf, Inc.* (Technology Hardware, Storage & Peripherals)	305	366
Digi International, Inc.* (Communications Equipment)	146	4,917
Digimarc Corp.* (Software)	58	1,140
Digital Turbine, Inc.* (Software)	393	4,857
DigitalBridge Group, Inc. (Real Estate Management & Development)	663	7,949
DigitalOcean Holdings, Inc.* (IT Services)	293	11,477
Dillard’s, Inc.(a) - Class A (Broadline Retail)	17	5,231
Dime Community Bancshares, Inc. (Banks)	137	3,113
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)	62	4,194
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	187	17,346
Diversey Holdings, Ltd.* (Chemicals)	328	2,654
Diversified Healthcare Trust (Diversified REITs)	997	1,346
DMC Global, Inc.* (Energy Equipment & Services)	78	1,714
DocGo, Inc.* (Health Care Providers & Services)	345	2,984
Doma Holdings, Inc.* (Real Estate Management & Development)	581	237
Domo, Inc.* (Software)	130	1,845
Donegal Group, Inc. - Class A (Insurance)	66	1,008
Donnelley Financial Solutions, Inc.* (Capital Markets)	107	4,372
Dorian LPG, Ltd. (Oil, Gas & Consumable Fuels)	129	2,572
Dorman Products, Inc. (Automobile Components)	111	9,575
Douglas Dynamics, Inc. (Machinery)	94	2,998
Douglas Elliman, Inc. (Real Estate Management & Development)	316	983
Dream Finders Homes, Inc.* - Class A (Household Durables)	88	1,166
Dril-Quip, Inc.* (Energy Equipment & Services)	141	4,045
Ducommun, Inc.* (Aerospace & Defense)	46	2,517
Duluth Holdings, Inc.* - Class B (Specialty Retail)	55	351
Duolingo, Inc.* (Diversified Consumer Services)	101	14,402
DXP Enterprises, Inc.* (Trading Companies & Distributors)	64	1,723
Dycom Industries, Inc.* (Construction & Engineering)	121	11,332
Dynavax Technologies Corp.* (Biotechnology)	501	4,915
Dyne Therapeutics, Inc.* (Biotechnology)	133	1,532
Dynex Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	221	2,679
DZS, Inc.* (Communications Equipment)	84	663
E2open Parent Holdings, Inc.* (Software)	835	4,860
Eagle Bancorp, Inc. (Banks)	130	4,351
Eagle Bulk Shipping, Inc. (Marine Transportation)	58	2,639
Eagle Pharmaceuticals, Inc.* (Biotechnology)	43	1,220
Earthstone Energy, Inc.* - Class A (Oil, Gas & Consumable Fuels)	183	2,381
Easterly Government Properties, Inc. (Diversified REITs)	383	5,262
Eastern Bankshares, Inc. (Banks)	646	8,153
Eastman Kodak Co.* (Technology Hardware, Storage & Peripherals)	239	980
Ebix, Inc. (Software)	111	1,464
EchoStar Corp.* - Class A (Diversified Telecommunication Services)	141	2,579
Ecovyst, Inc.* (Chemicals)	354	3,912
Edgewell Personal Care Co. (Personal Care Products)	216	9,163
Edgewise Therapeutics, Inc.* (Pharmaceuticals)	158	1,054
Editas Medicine, Inc.* (Biotechnology)	289	2,095
eGain Corp.* (Software)	88	668
eHealth, Inc.* (Insurance)	103	964
Eiger Biopharmaceuticals, Inc.* (Biotechnology)	174	156
El Pollo Loco Holdings, Inc. (Hotels, Restaurants & Leisure)	82	786
elf Beauty, Inc.* (Personal Care Products)	207	17,046
Ellington Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	266	3,248
Elme Communities (Diversified REITs)	367	6,555
Embecta Corp. (Health Care Equipment & Supplies)	242	6,805
EMCOR Group, Inc. (Construction & Engineering)	199	32,356

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Emergent BioSolutions, Inc.* (Biotechnology)	211	$2,186
Empire Petroleum Corp.* (Oil, Gas & Consumable Fuels)	43	534
Empire State Realty Trust, Inc. (Diversified REITs)	557	3,615
Employers Holdings, Inc. (Insurance)	115	4,794
Enact Holdings, Inc. (Financial Services)	126	2,880
Enanta Pharmaceuticals, Inc.* (Biotechnology)	83	3,357
Encore Capital Group, Inc.* (Consumer Finance)	97	4,894
Encore Wire Corp. (Electrical Equipment)	74	13,714
Energizer Holdings, Inc. (Household Products)	300	10,410
Energy Fuels, Inc.* (Oil, Gas & Consumable Fuels)	654	3,649
Energy Recovery, Inc.* (Machinery)	231	5,325
Energy Vault Holdings, Inc.*(a) (Electrical Equipment)	343	734
Enerpac Tool Group Corp. (Machinery)	240	6,120
EnerSys (Electrical Equipment)	171	14,856
Eneti, Inc. (Marine Transportation)	93	870
Enfusion, Inc.* - Class A (Software)	112	1,176
EngageSmart, Inc.* (Software)	149	2,868
Ennis, Inc. (Commercial Services & Supplies)	107	2,257
Enochian Biosciences, Inc.* (Biotechnology)	82	75
Enova International, Inc.* (Consumer Finance)	129	5,731
Enovix Corp.* (Electrical Equipment)	456	6,799
EnPro Industries, Inc. (Machinery)	87	9,038
Enstar Group, Ltd.* (Insurance)	47	10,894
Entercom Communications Corp.* (Media)	504	68
Enterprise Bancorp, Inc. (Banks)	39	1,227
Enterprise Financial Services Corp. (Banks)	148	6,599
Entravision Communications Corp. - Class A (Media)	249	1,506
Envestnet, Inc.* (Software)	231	13,553
ePlus, Inc.* (Electronic Equipment, Instruments & Components)	112	5,492
EQRx, Inc.* (Biotechnology)	843	1,635
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)	1,725	9,971
Equity Bancshares, Inc. - Class A (Banks)	63	1,535
Equity Commonwealth (Office REITs)	440	9,112
Erasca, Inc.* (Biotechnology)	302	909
Ermenegildo Zegna Holditalia SpA (Consumer Discretionary Products)	252	3,437
ESCO Technologies, Inc. (Machinery)	108	10,309
Esperion Therapeutics, Inc.* (Biotechnology)	308	490
Esquire Financial Holdings, Inc. (Banks)	29	1,134
ESS Tech, Inc.* (Electrical Equipment)	338	470
Essent Group, Ltd. (Financial Services)	442	17,702
Essential Properties Realty Trust, Inc. (Diversified REITs)	590	14,662
Ethan Allen Interiors, Inc. (Household Durables)	95	2,609
European Wax Center, Inc. - Class A (Diversified Consumer Services)	103	1,957
Eventbrite, Inc.* (Interactive Media & Services)	328	2,814
Everbridge, Inc.* (Software)	168	5,825
EverCommerce, Inc.* (Software)	100	1,058
Everi Holdings, Inc.* (Hotels, Restaurants & Leisure)	362	6,208
EverQuote, Inc.* - Class A (Interactive Media & Services)	84	1,168
EVERTEC, Inc. (IT Services)	256	8,640
EVgo, Inc.*(a) (Specialty Retail)	284	2,212
Evolent Health, Inc.* (Health Care Technology)	344	11,162
Evolus, Inc.* (Pharmaceuticals)	148	1,252
Evolv Technologies Holdings, Inc.* (Electronic Equipment, Instruments & Components)	351	1,095
Evoqua Water Technologies Corp.* (Machinery)	493	24,513
Excelerate Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	78	1,727
ExlService Holdings, Inc.* (IT Services)	136	22,008
eXp World Holdings, Inc. (Real Estate Management & Development)	293	3,718
Exponent, Inc. (Professional Services)	213	21,233
Express, Inc.* (Specialty Retail)	268	211
Expro Group Holdings N.V.* (Energy Equipment & Services)	364	6,683
Extreme Networks, Inc.* (Communications Equipment)	530	10,134
EyePoint Pharmaceuticals, Inc.* (Pharmaceuticals)	109	320
EZCORP, Inc.* - Class A (Consumer Finance)	205	1,763
F45 Training Holdings, Inc.*(a) (Hotels, Restaurants & Leisure)	155	180
Fabrinet* (Electronic Equipment, Instruments & Components)	155	18,408
Faraday Future Intelligent Electric, Inc.* (Automobile Components)	2,125	752
Farmers & Merchants Bancorp, Inc. (Banks)	53	1,289
Farmers National Bancorp (Banks)	147	1,858
Farmland Partners, Inc. (Diversified REITs)	209	2,236
FARO Technologies, Inc.* (Electronic Equipment, Instruments & Components)	79	1,944
Fastly, Inc.* - Class A (IT Services)	477	8,472
Fate Therapeutics, Inc.* (Biotechnology)	348	1,984
Fathom Digital Manufacturing C* (Machinery)	120	65
FB Financial Corp. (Banks)	150	4,662
Federal Agricultural Mortgage Corp. (Financial Services)	38	5,061
Federal Signal Corp. (Machinery)	251	13,607

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Federated Hermes, Inc. - Class B (Capital Markets)	358	$14,370
FibroGen, Inc.* (Biotechnology)	367	6,848
Figs, Inc.* - Class A (Health Care Equipment & Supplies)	535	3,312
Finance Of America Cos., Inc.* - Class A (Financial Services)	163	202
Financial Institutions, Inc. (Banks)	64	1,234
First Advantage Corp.* (Professional Services)	247	3,448
First Bancorp (Banks)	161	5,719
First Bancorp (Banks)	757	8,645
First Bank/Hamilton NJ (Banks)	64	646
First Busey Corp. (Banks)	216	4,393
First Business Financial Services, Inc. (Banks)	33	1,007
First Commonwealth Financial Corp. (Banks)	427	5,308
First Community Bancshares, Inc. (Banks)	67	1,678
First Financial Bancorp (Banks)	392	8,534
First Financial Bankshares, Inc. (Banks)	545	17,385
First Financial Corp. (Banks)	47	1,762
First Foundation, Inc. (Banks)	214	1,594
First Guaranty Bancshares, Inc. (Banks)	25	392
First Internet Bancorp (Banks)	35	583
First Interstate BancSystem, Inc. - Class A (Banks)	375	11,198
First Merchants Corp. (Banks)	240	7,908
First Mid Bancshares, Inc. (Banks)	78	2,123
First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	64	1,028
First Western Financial, Inc.* (Banks)	33	653
FirstCash Holdings, Inc. (Consumer Finance)	158	15,067
Fisker, Inc.*(a) (Automobile Components)	742	4,556
Five Star Bancorp (Banks)	53	1,131
FLEX LNG, Ltd. (Oil, Gas & Consumable Fuels)	121	4,063
Fluence Energy, Inc.* (Electrical Equipment)	154	3,119
Fluor Corp.* (Construction & Engineering)	597	18,453
Flushing Financial Corp. (Banks)	117	1,742
Flywire Corp.* (IT Services)	239	7,017
Focus Financial Partners, Inc.* (Capital Markets)	244	12,656
Focus Universal, Inc.* (Electronic Equipment, Instruments & Components)	110	275
Foghorn Therapeutics, Inc.* (Pharmaceuticals)	83	515
Foot Locker, Inc. (Specialty Retail)	339	13,455
Forestar Group, Inc.* (Real Estate Management & Development)	76	1,183
ForgeRock, Inc.* - Class A (Software)	184	3,790
FormFactor, Inc.* (Semiconductors & Semiconductor Equipment)	324	10,319
Forrester Research, Inc.* (Professional Services)	47	1,520
Forward Air Corp. (Air Freight & Logistics)	113	12,176
Fossil Group, Inc.* (Textiles, Apparel & Luxury Goods)	197	630
Four Corners Property Trust, Inc. (Diversified REITs)	351	9,428
Fox Factory Holding Corp.* (Automobile Components)	178	21,604
Franchise Group, Inc. (Specialty Retail)	110	2,998
Franklin BSP Realty Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	348	4,152
Franklin Covey Co.* (Professional Services)	51	1,962
Franklin Electric Co., Inc. (Machinery)	194	18,255
Franklin Street Properties Corp. (Diversified REITs)	413	648
Fresh Del Monte Produce, Inc. (Food Products)	128	3,854
Frontdoor, Inc.* (Diversified Consumer Services)	348	9,702
Frontier Group Holdings, Inc.* (Passenger Airlines)	156	1,535
Frontline PLC (Oil, Gas & Consumable Fuels)	524	8,677
FRP Holdings, Inc.* (Real Estate Management & Development)	28	1,621
FTC Solar, Inc.* (Electrical Equipment)	179	403
fuboTV, Inc.* (Interactive Media & Services)	788	953
FuelCell Energy, Inc.* (Electrical Equipment)	1,714	4,885
Fulcrum Therapeutics, Inc.* (Pharmaceuticals)	215	613
Fulgent Genetics, Inc.* (Health Care Providers & Services)	88	2,747
Full House Resorts, Inc.* (Hotels, Restaurants & Leisure)	138	998
Fulton Financial Corp. (Banks)	680	9,398
Funko, Inc.* (Distributors)	133	1,254
FutureFuel Corp. (Chemicals)	108	797
FVCBankcorp, Inc.* (Banks)	63	671
Gambling.com Group, Ltd.* (Media)	37	367
Gannett Co., Inc.* (Media)	602	1,126
GATX Corp. (Trading Companies & Distributors)	148	16,282
GCM Grosvenor, Inc. - Class A (Capital Markets)	172	1,343
Gelesis Holdings, Inc.* (Biotechnology)	73	12
Genco Shipping & Trading, Ltd. (Marine Transportation)	154	2,412
GeneDx Holdings Corp.* (Health Care Technology)	1,240	453
Generation Bio Co.* (Biotechnology)	201	864
Genesco, Inc.* (Specialty Retail)	51	1,881
Gentherm, Inc.* (Automobile Components)	139	8,398
Genworth Financial, Inc.* (Insurance)	2,076	10,422
German American Bancorp, Inc. (Banks)	116	3,871
Geron Corp.* (Biotechnology)	1,795	3,895
Getty Realty Corp. (Diversified REITs)	177	6,377
Gevo, Inc.*(a) (Oil, Gas & Consumable Fuels)	825	1,271

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Gibraltar Industries, Inc.* (Building Products)	130	$6,305
G-III Apparel Group, Ltd.* (Textiles, Apparel & Luxury Goods)	180	2,799
Glacier Bancorp, Inc. (Banks)	467	19,618
Gladstone Commercial Corp. (Diversified REITs)	164	2,071
Gladstone Land Corp. (Diversified REITs)	135	2,248
Glatfelter Corp. (Paper & Forest Products)	184	587
Glaukos Corp.* (Health Care Equipment & Supplies)	192	9,619
Global Industrial Co. (Trading Companies & Distributors)	55	1,476
Global Medical REIT, Inc. (Diversified REITs)	256	2,332
Global Net Lease, Inc. (Diversified REITs)	438	5,633
Global Water Resources, Inc. (Water Utilities)	57	709
Globalstar, Inc.* (Diversified Telecommunication Services)	2,870	3,329
GMS, Inc.* (Trading Companies & Distributors)	175	10,131
Gogo, Inc.* (Wireless Telecommunication Services)	208	3,016
Golar LNG, Ltd.* (Oil, Gas & Consumable Fuels)	424	9,158
Golden Entertainment, Inc.* (Hotels, Restaurants & Leisure)	84	3,655
Golden Ocean Group, Ltd.(a) (Marine Transportation)	515	4,903
Goosehead Insurance, Inc.* (Insurance)	80	4,176
GoPro, Inc.* - Class A (Household Durables)	541	2,721
Gossamer Bio, Inc.* (Biotechnology)	263	331
GrafTech International, Ltd. (Electrical Equipment)	812	3,946
Graham Holdings Co. - Class B (Diversified Consumer Services)	16	9,533
Granite Construction, Inc. (Construction & Engineering)	186	7,641
Granite Point Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	217	1,076
Gray Television, Inc. (Media)	344	3,000
Great Lakes Dredge & Dock Corp.* (Construction & Engineering)	273	1,482
Great Southern Bancorp, Inc. (Banks)	39	1,977
Green Brick Partners, Inc.* (Household Durables)	114	3,997
Green Dot Corp.* - Class A (Consumer Finance)	198	3,402
Green Plains, Inc.* (Oil, Gas & Consumable Fuels)	226	7,004
Greene County Bancorp, Inc. (Banks)	30	680
Greenidge Generation Holdings, Inc.* (Software)	67	30
GreenLight Biosciences Holdings PBC* (Biotechnology)	374	162
Greenlight Capital Re, Ltd.* - Class A (Insurance)	109	1,024
Greif, Inc. - Class A (Containers & Packaging)	105	6,654
Greif, Inc. - Class B (Containers & Packaging)	23	1,760
Grid Dynamics Holdings, Inc.* (IT Services)	225	2,579
Griffon Corp. (Building Products)	183	5,858
Group 1 Automotive, Inc. (Specialty Retail)	60	13,585
Groupon, Inc.* (Broadline Retail)	91	383
GrowGeneration Corp.* (Specialty Retail)	240	821
Guaranty Bancshares, Inc. (Banks)	34	948
Guess?, Inc. (Specialty Retail)	130	2,530
Gulfport Energy Corp.* (Oil, Gas & Consumable Fuels)	46	3,680
H&E Equipment Services, Inc. (Trading Companies & Distributors)	134	5,927
H.B. Fuller Co. (Chemicals)	225	15,401
Haemonetics Corp.* (Health Care Equipment & Supplies)	210	17,378
Halozyme Therapeutics, Inc.* (Biotechnology)	559	21,347
Hamilton Lane, Inc. (Capital Markets)	151	11,171
Hancock Whitney Corp. (Banks)	362	13,176
Hanmi Financial Corp. (Banks)	127	2,358
Hannon Armstrong Sustainable Infrastructure Capital, Inc. - Class I (Mortgage Real Estate Investment Trusts (REITs))	365	10,438
HarborOne Bancorp, Inc. (Banks)	184	2,245
Harmonic, Inc.* (Communications Equipment)	387	5,646
Harmony Biosciences Holdings, Inc.* (Pharmaceuticals)	110	3,592
Harsco Corp.* (Commercial Services & Supplies)	329	2,247
Haverty Furniture Cos., Inc. (Specialty Retail)	61	1,947
Hawaiian Holdings, Inc.* (Passenger Airlines)	212	1,942
Hawkins, Inc. (Chemicals)	81	3,546
Haynes International, Inc. (Metals & Mining)	52	2,605
HBT Financial, Inc. (Banks)	51	1,006
HCI Group, Inc. (Insurance)	26	1,394
Health Catalyst, Inc.* (Health Care Technology)	230	2,684
Healthcare Services Group, Inc. (Commercial Services & Supplies)	311	4,314
HealthEquity, Inc.* (Health Care Providers & Services)	348	20,431
HealthStream, Inc.* (Health Care Technology)	102	2,764
Heartland Express, Inc. (Ground Transportation)	196	3,120
Heartland Financial USA, Inc. (Banks)	172	6,598
Hecla Mining Co. (Metals & Mining)	2,321	14,692
Heidrick & Struggles International, Inc. (Professional Services)	82	2,490
Helen of Troy, Ltd.* (Household Durables)	100	9,517
Heliogen, Inc.* (Electrical Equipment)	380	91
Helios Technologies, Inc. (Machinery)	136	8,894

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Helix Energy Solutions Group, Inc.* (Energy Equipment & Services)	600	$4,644
Helmerich & Payne, Inc. (Energy Equipment & Services)	432	15,444
Herbalife Nutrition, Ltd.* (Personal Care Products)	411	6,617
Herc Holdings, Inc. (Trading Companies & Distributors)	106	12,073
Heritage Commerce Corp. (Banks)	246	2,049
Heritage Financial Corp. (Banks)	145	3,103
Heritage-Crystal Clean, Inc.* (Commercial Services & Supplies)	66	2,350
Heron Therapeutics, Inc.* (Biotechnology)	431	651
Hersha Hospitality Trust (Diversified REITs)	132	887
Heska Corp.* (Health Care Equipment & Supplies)	40	3,905
HF Foods Group, Inc.* (Consumer Staples Distribution & Retail)	159	623
Hibbett, Inc. (Specialty Retail)	53	3,126
HighPeak Energy, Inc. (Oil, Gas & Consumable Fuels)	29	667
Hillenbrand, Inc. (Machinery)	291	13,831
HilleVax, Inc.* (Biotechnology)	73	1,207
Hillman Solutions Corp.* (Machinery)	564	4,749
Hilltop Holdings, Inc. (Banks)	209	6,201
Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	360	15,994
Hims & Hers Health, Inc.* (Health Care Providers & Services)	509	5,049
Hingham Institution For Savings The (Banks)	6	1,401
Hippo Holdings, Inc.* (Insurance)	72	1,169
HireRight Holdings Corp.* (Professional Services)	89	944
HNI Corp. (Commercial Services & Supplies)	173	4,816
Holley, Inc.* (Automobile Components)	214	586
Home Bancorp, Inc. (Banks)	30	991
Home BancShares, Inc. (Banks)	789	17,128
Home Point Capital, Inc. (Financial Services)	32	62
HomeStreet, Inc. (Banks)	75	1,349
HomeTrust Bancshares, Inc. (Banks)	61	1,500
Hope Bancorp, Inc. (Banks)	486	4,773
Horace Mann Educators Corp. (Insurance)	172	5,759
Horizon Bancorp, Inc. (Banks)	169	1,869
Hostess Brands, Inc.* (Food Products)	560	13,933
Houlihan Lokey, Inc. (Capital Markets)	213	18,636
Hovnanian Enterprises, Inc.* - Class A (Household Durables)	21	1,425
Hub Group, Inc.* - Class A (Air Freight & Logistics)	135	11,332
Hudson Technologies, Inc.* (Trading Companies & Distributors)	181	1,580
Humacyte, Inc.* (Biotechnology)	246	760
Huron Consulting Group, Inc.* (Professional Services)	83	6,671
Hycroft Mining Holding Corp.* (Metals & Mining)	641	277
Hydrofarm Holdings Group, Inc.* (Machinery)	182	315
Hyliion Holdings Corp.* (Machinery)	576	1,140
Hyster-Yale Materials Handling, Inc. (Machinery)	45	2,245
Hyzon Motors, Inc.*(a) (Machinery)	367	299
I3 Verticals, Inc.* - Class A (IT Services)	97	2,379
IBEX Holdings, Ltd.* (Professional Services)	37	903
ICF International, Inc. (Professional Services)	77	8,447
Ichor Holdings, Ltd.* (Semiconductors & Semiconductor Equipment)	117	3,831
Icosavax, Inc.* (Biotechnology)	92	534
Ideaya Biosciences, Inc.* (Biotechnology)	186	2,554
Identiv, Inc.* (Electronic Equipment, Instruments & Components)	92	565
IDT Corp.* - Class B (Diversified Telecommunication Services)	66	2,249
IES Holdings, Inc.* (Construction & Engineering)	36	1,551
IGM Biosciences, Inc.* (Biotechnology)	44	605
iHeartMedia, Inc.* - Class A (Media)	505	1,970
IMAX Corp.* (Entertainment)	198	3,798
ImmunityBio, Inc.* (Biotechnology)	343	624
ImmunoGen, Inc.* (Biotechnology)	900	3,456
Immunovant, Inc.* (Biotechnology)	187	2,900
Impinj, Inc.* (Semiconductors & Semiconductor Equipment)	90	12,197
Inari Medical, Inc.* (Health Care Equipment & Supplies)	203	12,533
Independence Realty Trust, Inc. (Residential REITs)	943	15,116
Independent Bank Corp. (Banks)	84	1,493
Independent Bank Corp. (Banks)	192	12,599
Independent Bank Group, Inc. (Banks)	150	6,953
indie Semiconductor, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	448	4,726
Indus Realty Trust, Inc. (Industrial REITs)	23	1,525
Industrial Logistics Properties Trust (Diversified REITs)	272	835
Infinera Corp.* (Communications Equipment)	811	6,293
Information Services Group, Inc. (IT Services)	146	743
Ingevity Corp.* (Chemicals)	158	11,300
Ingles Markets, Inc. (Consumer Staples Distribution & Retail)	60	5,322
Inhibrx, Inc.* (Biotechnology)	137	2,585
Innospec, Inc. (Chemicals)	104	10,678
Innovage Holding Corp.* (Health Care Providers & Services)	80	638
Innovative Industrial Properties, Inc. (Diversified REITs)	116	8,815
Innovid Corp.* (Media)	324	457
Innoviva, Inc.* (Pharmaceuticals)	265	2,981

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Inogen, Inc.* (Health Care Equipment & Supplies)	97	$1,211
Inotiv, Inc.* (Life Sciences Tools & Services)	96	416
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,037	850
Inseego Corp.* (Communications Equipment)	360	210
Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	132	18,871
Insmed, Inc.* (Biotechnology)	567	9,667
Insperity, Inc. (Professional Services)	151	18,354
Inspirato, Inc.* (Hotels, Restaurants & Leisure)	85	82
Inspire Medical Systems, Inc.* (Health Care Equipment & Supplies)	120	28,088
Inspired Entertainment, Inc.* (Hotels, Restaurants & Leisure)	89	1,138
Installed Building Products, Inc. (Household Durables)	100	11,403
Insteel Industries, Inc. (Building Products)	78	2,170
Instil Bio, Inc.* (Biotechnology)	291	192
Instructure Holdings, Inc.* (Software)	72	1,865
Intapp, Inc.* (Software)	62	2,780
Integer Holdings Corp.* (Health Care Equipment & Supplies)	138	10,695
Integral Ad Science Holding Corp.* (Media)	161	2,297
Intellia Therapeutics, Inc.* (Biotechnology)	348	12,970
Inter Parfums, Inc. (Personal Care Products)	75	10,668
Intercept Pharmaceuticals, Inc.* (Biotechnology)	103	1,383
InterDigital, Inc. (Software)	124	9,040
Interface, Inc. (Commercial Services & Supplies)	240	1,949
International Bancshares Corp. (Banks)	225	9,635
International Game Technology PLC (Hotels, Restaurants & Leisure)	412	11,042
International Money Express, Inc.* (IT Services)	131	3,377
International Seaways, Inc. (Oil, Gas & Consumable Fuels)	205	8,544
Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	385	20,847
Intrepid Potash, Inc.* (Chemicals)	47	1,297
InvenTrust Properties Corp. (Diversified REITs)	285	6,669
Invesco Mortgage Capital, Inc.(a) (Mortgage Real Estate Investment Trusts (REITs))	150	1,664
Investors Title Co. (Insurance)	6	906
Invitae Corp.* (Health Care Providers & Services)	1,022	1,380
Invivyd, Inc.* (Biotechnology)	214	257
IonQ, Inc.* (Technology Hardware, Storage & Peripherals)	503	3,093
Iovance Biotherapeutics, Inc.* (Biotechnology)	632	3,862
iRadimed Corp. (Health Care Equipment & Supplies)	30	1,181
iRhythm Technologies, Inc.* (Health Care Equipment & Supplies)	126	15,628
Iridium Communications, Inc. (Diversified Telecommunication Services)	525	32,513
iRobot Corp.* (Household Durables)	113	4,931
IronNet, Inc.*(a) (Software)	280	98
Ironwood Pharmaceuticals, Inc.* (Biotechnology)	574	6,038
iTeos Therapeutics, Inc.* (Biotechnology)	99	1,347
Itron, Inc.* (Electronic Equipment, Instruments & Components)	189	10,480
Ivanhoe Electric, Inc.* (Metals & Mining)	195	2,369
IVERIC bio, Inc.* (Biotechnology)	573	13,941
J & J Snack Foods Corp. (Food Products)	64	9,486
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)	87	7,620
Jackson Financial, Inc. - Class A (Financial Services)	314	11,747
James River Group Holdings, Ltd. (Insurance)	155	3,201
Janus International Group, Inc.* (Building Products)	342	3,372
Janux Therapeutics, Inc.* (Biotechnology)	72	871
JELD-WEN Holding, Inc.* (Building Products)	350	4,431
JOANN, Inc. (Specialty Retail)	45	72
Joby Aviation, Inc.*(a) (Passenger Airlines)	1,081	4,692
John B Sanfilippo & Son, Inc. (Food Products)	37	3,586
John Bean Technologies Corp. (Machinery)	133	14,536
John Marshall Bancorp, Inc. (Banks)	49	1,058
John Wiley & Sons, Inc. - Class A (Media)	180	6,978
Johnson Outdoors, Inc. - Class A (Leisure Products)	23	1,449
Jounce Therapeutics, Inc.* (Biotechnology)	176	326
Kadant, Inc. (Machinery)	49	10,217
Kaiser Aluminum Corp. (Metals & Mining)	67	5,000
Kaleyra, Inc.* (Software)	38	63
KalVista Pharmaceuticals, Inc.* (Biotechnology)	102	802
Kaman Corp. - Class A (Aerospace & Defense)	117	2,675
KAR Auction Services, Inc.* (Commercial Services & Supplies)	453	6,197
Karat Packaging, Inc. (Trading Companies & Distributors)	23	307
Karuna Therapeutics, Inc.* (Biotechnology)	136	24,702
Karyopharm Therapeutics, Inc.* (Biotechnology)	326	1,268
KB Home (Household Durables)	318	12,777
Kearny Financial Corp. (Banks)	249	2,022
Kelly Services, Inc. - Class A (Professional Services)	142	2,356
Kennametal, Inc. (Machinery)	342	9,432
Kennedy-Wilson Holdings, Inc. (Real Estate Management & Development)	495	8,212
Keros Therapeutics, Inc.* (Biotechnology)	80	3,416
Kezar Life Sciences, Inc.* (Biotechnology)	220	689
Kforce, Inc. (Professional Services)	83	5,249

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Kimball Electronics, Inc.* (Electronic Equipment, Instruments & Components)	101	$2,434
Kimball International, Inc. - Class B (Commercial Services & Supplies)	150	1,860
Kinetik Holdings, Inc. - Class A (Oil, Gas & Consumable Fuels)	70	2,191
Kiniksa Pharmaceuticals, Ltd.* - Class A (Biotechnology)	131	1,410
Kinnate Biopharma, Inc.* (Biotechnology)	122	763
Kinsale Capital Group, Inc. (Insurance)	91	27,314
Kite Realty Group Trust (Retail REITs)	914	19,121
KKR Real Estate Finance Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	240	2,734
Knowles Corp.* (Electronic Equipment, Instruments & Components)	376	6,392
Kodiak Sciences, Inc.* (Biotechnology)	139	862
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	233	11,275
Koppers Holdings, Inc. (Chemicals)	85	2,972
KORE Group Holdings, Inc.* (Wireless Telecommunication Services)	176	215
Korn Ferry (Professional Services)	220	11,383
Kosmos Energy, Ltd.* (Oil, Gas & Consumable Fuels)	1,895	14,099
Kratos Defense & Security Solutions, Inc.* (Aerospace & Defense)	519	6,996
Krispy Kreme, Inc. (Hotels, Restaurants & Leisure)	301	4,681
Kronos Bio, Inc.* (Biotechnology)	169	247
Kronos Worldwide, Inc. (Chemicals)	93	857
Krystal Biotech, Inc.* (Biotechnology)	89	7,125
Kulicke & Soffa Industries, Inc. (Semiconductors & Semiconductor Equipment)	234	12,329
Kura Oncology, Inc.* (Biotechnology)	273	3,339
Kura Sushi USA, Inc.* - Class A (Hotels, Restaurants & Leisure)	20	1,317
Kymera Therapeutics, Inc.* (Biotechnology)	159	4,711
Ladder Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	476	4,498
Lakeland Bancorp, Inc. (Banks)	261	4,082
Lakeland Financial Corp. (Banks)	103	6,452
Lancaster Colony Corp. (Food Products)	81	16,434
Lands’ End, Inc.* (Specialty Retail)	63	612
Landsea Homes Corp.* (Household Durables)	39	236
Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	287	23,695
Latch, Inc.* (Software)	455	347
Latham Group, Inc.* (Leisure Products)	180	515
Laureate Education, Inc. - Class A (Diversified Consumer Services)	564	6,633
Lawson Products, Inc.* (Trading Companies & Distributors)	21	955
La-Z-Boy, Inc. (Household Durables)	180	5,234
LCI Industries (Automobile Components)	105	11,536
Leafly Holdings, Inc.* (Interactive Media & Services)	127	51
Legacy Housing Corp.* (Household Durables)	36	819
Legalzoom.com, Inc.* (Professional Services)	402	3,771
LeMaitre Vascular, Inc. (Health Care Equipment & Supplies)	82	4,221
Lemonade, Inc.* (Insurance)	197	2,809
LendingClub Corp.* (Consumer Finance)	442	3,187
LendingTree, Inc.* (Consumer Finance)	44	1,173
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	348	846
LGI Homes, Inc.* (Household Durables)	86	9,807
Liberty Energy, Inc. (Energy Equipment & Services)	565	7,238
Liberty Latin America, Ltd.* - Class A (Diversified Telecommunication Services)	160	1,330
Liberty Latin America, Ltd.* - Class C (Diversified Telecommunication Services)	612	5,055
Liberty Media Corp-Liberty Braves* - Class A (Entertainment)	42	1,452
Liberty Media Corp-Liberty Braves* - Class C (Entertainment)	158	5,323
Li-Cycle Holdings Corp.* (Commercial Services & Supplies)	573	3,226
Life Time Group Holdings, Inc.* (Hotels, Restaurants & Leisure)	176	2,809
Lifecore Biomedical, Inc.* (Food Products)	109	411
LifeStance Health Group, Inc.* (Health Care Providers & Services)	303	2,251
Lifetime Brands, Inc. (Household Durables)	53	312
Ligand Pharmaceuticals, Inc.* (Pharmaceuticals)	64	4,708
Light & Wonder, Inc.* (Hotels, Restaurants & Leisure)	396	23,779
Lightning eMotors, Inc.* (Machinery)	241	69
Lightwave Logic, Inc.* (Electronic Equipment, Instruments & Components)	473	2,474
Limelight Networks, Inc.* (IT Services)	576	456
Lindblad Expeditions Holdings, Inc.* (Hotels, Restaurants & Leisure)	141	1,348
Lindsay Corp. (Machinery)	46	6,952
Lions Gate Entertainment Corp.* - Class A (Entertainment)	245	2,712
Lions Gate Entertainment Corp.* - Class B (Entertainment)	484	5,024
Liquidia Corp.* (Pharmaceuticals)	200	1,382
Liquidity Services, Inc.* (Commercial Services & Supplies)	103	1,357
LivaNova PLC* (Health Care Equipment & Supplies)	225	9,806
Live Oak Bancshares, Inc. (Banks)	137	3,339
Livent Corp.* (Chemicals)	680	14,770
LivePerson, Inc.* (Software)	295	1,301
LiveRamp Holdings, Inc.* (Software)	267	5,855
LiveVox Holdings, Inc.* (Software)	94	290
LL Flooring Holdings, Inc.* (Specialty Retail)	119	452
Local Bounti Corp.*(a) (Food Products)	270	215
Lordstown Motors Corp.* - Class A (Automobile Components)	739	490

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
LSB Industries, Inc.* (Chemicals)	310	$3,202
LTC Properties, Inc. (Diversified REITs)	167	5,867
Lulu’s Fashion Lounge Holdings, Inc.* (Specialty Retail)	69	164
Luminar Technologies, Inc.*(a) (Automobile Components)	1,054	6,840
Luther Burbank Corp. (Banks)	62	588
Luxfer Holdings PLC (Machinery)	114	1,927
LXP Industrial Trust (Diversified REITs)	1,142	11,774
Lyell Immunopharma, Inc.* (Biotechnology)	725	1,711
M.D.C Holdings, Inc. (Household Durables)	245	9,523
M/I Homes, Inc.* (Household Durables)	112	7,066
Macatawa Bank Corp. (Banks)	110	1,124
MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	228	16,152
MacroGenics, Inc.* (Biotechnology)	252	1,807
Madison Square Garden Entertainment Corp.* (Entertainment)	110	6,498
Madrigal Pharmaceuticals, Inc.* (Biotechnology)	54	13,082
Magnite, Inc.* (Media)	555	5,139
Magnolia Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	732	16,016
Malibu Boats, Inc.* (Leisure Products)	85	4,798
MannKind Corp.* (Biotechnology)	1,067	4,375
Marathon Digital Holdings, Inc.*(a) (IT Services)	491	4,282
Marcus & Millichap, Inc. (Real Estate Management & Development)	106	3,404
Marine Products Corp. (Leisure Products)	35	462
MarineMax, Inc.* (Specialty Retail)	90	2,588
MarketWise, Inc.* (Capital Markets)	70	130
Markforged Holding Corp.* (Machinery)	477	457
Marqeta, Inc.* - Class A (IT Services)	1,821	8,322
Marten Transport, Ltd. (Ground Transportation)	245	5,133
Masonite International Corp.* (Building Products)	93	8,442
MasterCraft Boat Holdings, Inc.* (Leisure Products)	73	2,221
Matador Resources Co. (Oil, Gas & Consumable Fuels)	473	22,538
Materion Corp. (Metals & Mining)	86	9,976
Mativ Holdings, Inc. (Chemicals)	228	4,895
Matson, Inc. (Marine Transportation)	157	9,367
Matterport, Inc.* (Software)	940	2,566
Matthews International Corp. - Class A (Commercial Services & Supplies)	125	4,508
Maxar Technologies, Inc. (Aerospace & Defense)	308	15,726
MaxCyte, Inc.* (Biotechnology)	369	1,827
Maximus, Inc. (IT Services)	255	20,068
MaxLinear, Inc.* - Class A (Semiconductors & Semiconductor Equipment)	305	10,739
MBIA, Inc.* (Insurance)	201	1,861
McGrath RentCorp (Trading Companies & Distributors)	102	9,518
MediaAlpha, Inc.* - Class A (Interactive Media & Services)	104	1,558
Medifast, Inc. (Personal Care Products)	46	4,769
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	107	20,120
MeiraGTx Holdings PLC* (Biotechnology)	137	708
Mercantile Bank Corp. (Banks)	65	1,988
Merchants Bancorp (Financial Services)	66	1,719
Mercury General Corp. (Insurance)	113	3,587
MeridianLink, Inc.* (Software)	97	1,678
Merit Medical Systems, Inc.* (Health Care Equipment & Supplies)	235	17,378
Meritage Homes Corp. (Household Durables)	153	17,865
Mersana Therapeutics, Inc.* (Biotechnology)	388	1,595
Mesa Laboratories, Inc. (Health Care Equipment & Supplies)	22	3,844
Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	149	6,538
Metrocity Bankshares, Inc. (Banks)	77	1,316
Metropolitan Bank Holding Corp.* (Banks)	43	1,457
MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	430	4,266
MGE Energy, Inc. (Electric Utilities)	153	11,884
MGP Ingredients, Inc. (Beverages)	59	5,706
MicroStrategy, Inc.* (Software)	40	11,693
Microvast Holdings, Inc.* (Machinery)	722	895
MicroVision, Inc.*(a) (Electronic Equipment, Instruments & Components)	694	1,853
Mid Penn Bancorp, Inc. (Banks)	60	1,537
Middlesex Water Co. (Water Utilities)	72	5,625
Midland States Bancorp, Inc. (Banks)	89	1,906
MidWestOne Financial Group, Inc. (Banks)	60	1,465
Miller Industries, Inc. (Machinery)	47	1,661
MillerKnoll, Inc. (Commercial Services & Supplies)	319	6,524
MiMedx Group, Inc.* (Biotechnology)	473	1,613
Minerals Technologies, Inc. (Chemicals)	136	8,217
Mineralys Therapeutics, Inc.* (Biotechnology)	51	799
Mirion Technologies, Inc.* (Electronic Equipment, Instruments & Components)	574	4,902
Mirum Pharmaceuticals, Inc.* (Biotechnology)	77	1,850
Mission Produce, Inc.* (Food Products)	168	1,866
Mitek System, Inc.* (Software)	177	1,697
Model N, Inc.* (Software)	157	5,255
Modine Manufacturing Co.* (Automobile Components)	209	4,817
ModivCare, Inc.* (Health Care Providers & Services)	53	4,456
Moelis & Co. (Capital Markets)	267	10,263
Momentive Global, Inc.* (Software)	547	5,098
Momentus, Inc.*(a) (Aerospace & Defense)	234	137
Monarch Casino & Resort, Inc. (Hotels, Restaurants & Leisure)	56	4,152

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
MoneyGram International, Inc.* (IT Services)	393	$4,095
Moneylion, Inc.* (Consumer Finance)	611	347
Monro, Inc. (Specialty Retail)	131	6,475
Montauk Renewables, Inc.* (Independent Power and Renewable Electricity Producers)	270	2,125
Monte Rosa Therapeutics, Inc.* (Biotechnology)	124	966
Montrose Environmental Group, Inc.* (Commercial Services & Supplies)	116	4,138
Moog, Inc. - Class A (Aerospace & Defense)	120	12,090
Morphic Holding, Inc.* (Biotechnology)	108	4,065
Motorcar Parts of America, Inc.* (Automobile Components)	79	588
Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	64	1,841
Mr. Cooper Group, Inc.* (Financial Services)	291	11,922
MRC Global, Inc.* (Trading Companies & Distributors)	348	3,383
Mueller Industries, Inc. (Machinery)	235	17,268
Mueller Water Products, Inc. - Class A (Machinery)	655	9,131
Mullen Automotive, Inc.* (Automobile Components)	4,248	558
Multiplan Corp.* (Health Care Technology)	1,585	1,680
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	619	22,890
Murphy USA, Inc. (Specialty Retail)	84	21,675
MVB Financial Corp. (Banks)	43	888
Myers Industries, Inc. (Containers & Packaging)	153	3,279
MYR Group, Inc.* (Construction & Engineering)	69	8,695
Myriad Genetics, Inc.* (Biotechnology)	334	7,759
N-able, Inc.* (Software)	286	3,775
Nabors Industries, Ltd.* (Energy Equipment & Services)	38	4,633
NACCO Industries, Inc. - Class A (Oil, Gas & Consumable Fuels)	17	613
NanoString Technologies, Inc.* (Life Sciences Tools & Services)	195	1,931
Nano-X Imaging, Ltd.* (Health Care Equipment & Supplies)	191	1,102
Napco Security Technologies, Inc.* (Electronic Equipment, Instruments & Components)	132	4,961
National Bank Holdings Corp. (Banks)	122	4,082
National Beverage Corp.* (Beverages)	99	5,219
National Energy Services Reunited Corp.* (Energy Equipment & Services)	160	842
National Health Investors, Inc. (Diversified REITs)	175	9,027
National Healthcare Corp. (Health Care Providers & Services)	53	3,078
National Presto Industries, Inc. (Aerospace & Defense)	22	1,586
National Research Corp. (Health Care Providers & Services)	59	2,567
National Vision Holdings, Inc.* (Specialty Retail)	329	6,198
National Western Life Group, Inc. - Class A (Insurance)	10	2,426
Natural Grocers by Vitamin Cottage, Inc. (Consumer Staples Distribution & Retail)	39	458
Nature’s Sunshine Products, Inc.* (Personal Care Products)	57	582
Nautilus Biotechnology, Inc.* (Life Sciences Tools & Services)	199	551
Navient Corp. (Consumer Finance)	429	6,860
NBT Bancorp, Inc. (Banks)	175	5,899
Nektar Therapeutics* (Pharmaceuticals)	761	535
Nelnet, Inc. - Class A (Consumer Finance)	61	5,605
NEOGAMES SA* (Hotels, Restaurants & Leisure)	55	836
Neogen Corp.* (Health Care Equipment & Supplies)	910	16,853
NeoGenomics, Inc.* (Life Sciences Tools & Services)	528	9,192
NerdWallet, Inc.* - Class A (Consumer Finance)	109	1,764
Nerdy, Inc.* (Diversified Consumer Services)	233	974
NETGEAR, Inc.* (Communications Equipment)	118	2,184
NetScout Systems, Inc.* (Communications Equipment)	285	8,165
NETSTREIT Corp. (Diversified REITs)	231	4,223
Nevro Corp.* (Health Care Equipment & Supplies)	147	5,314
New Jersey Resources Corp. (Gas Utilities)	404	21,493
New York Mortgage Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	388	3,867
Newmark Group, Inc. (Real Estate Management & Development)	566	4,007
Newpark Resources, Inc.* (Energy Equipment & Services)	361	1,390
Nexpoint Real Estate Finance, Inc. (Mortgage Real Estate Investment Trusts (REITs))	33	517
NexPoint Residential Trust, Inc. (Diversified REITs)	95	4,149
NextDecade Corp.* (Oil, Gas & Consumable Fuels)	151	750
NextGen Healthcare, Inc.* (Health Care Technology)	231	4,022
NexTier Oilfield Solutions, Inc.* (Energy Equipment & Services)	737	5,859
NextNav, Inc.* (Software)	277	562
NEXTracker, Inc.* - Class A (Electrical Equipment)	129	4,678
NGM Biopharmaceuticals, Inc.* (Pharmaceuticals)	168	685
NI Holdings, Inc.* (Insurance)	35	455
Nicolet Bankshares, Inc.* (Banks)	52	3,279
Nikola Corp.*(a) (Machinery)	1,421	1,719
Nkarta, Inc.* (Biotechnology)	136	483

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
NL Industries, Inc. (Commercial Services & Supplies)	35	$212
nLight, Inc.* (Electronic Equipment, Instruments & Components)	186	1,893
NMI Holdings, Inc.* - Class A (Financial Services)	345	7,704
Noble Corp. PLC* (Energy Equipment & Services)	354	13,972
Noodles & Co.* (Hotels, Restaurants & Leisure)	170	825
Nordic American Tankers, Ltd. (Oil, Gas & Consumable Fuels)	860	3,406
Northeast Bank (Banks)	27	909
Northern Oil and Gas, Inc. (Oil, Gas & Consumable Fuels)	277	8,407
Northfield Bancorp, Inc. (Banks)	179	2,109
Northwest Bancshares, Inc. (Banks)	510	6,135
Northwest Natural Holding Co. (Gas Utilities)	146	6,944
Northwest Pipe Co.* (Construction & Engineering)	41	1,280
NorthWestern Corp. (Multi-Utilities)	244	14,118
Novagold Resources, Inc.* (Metals & Mining)	1,003	6,239
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	149	23,705
NOW, Inc.* (Trading Companies & Distributors)	463	5,162
Nu Skin Enterprises, Inc. - Class A (Personal Care Products)	207	8,137
Nurix Therapeutics, Inc.* (Biotechnology)	195	1,732
NuScale Power Corp.* (Electrical Equipment)	131	1,191
Nutex Health, Inc.* (Health Care Technology)	1,061	1,072
Nuvalent, Inc.* - Class A (Biotechnology)	84	2,192
NuVasive, Inc.* (Health Care Equipment & Supplies)	219	9,047
Nuvation Bio, Inc.* (Pharmaceuticals)	487	808
NV5 Global, Inc.* (Construction & Engineering)	57	5,926
Oceaneering International, Inc.* (Energy Equipment & Services)	420	7,405
Oceanfirst Financial Corp. (Banks)	244	4,509
Ocugen, Inc.* (Biotechnology)	910	776
Ocular Therapeutix, Inc.* (Pharmaceuticals)	322	1,697
Offerpad Solutions, Inc.* (Real Estate Management & Development)	286	151
Office Properties Income Trust (Diversified REITs)	201	2,472
OFG Bancorp (Banks)	196	4,888
O-I Glass, Inc.* (Containers & Packaging)	646	14,670
Oil States International, Inc.* (Energy Equipment & Services)	264	2,199
Old National Bancorp (Banks)	1,230	17,736
Old Second Bancorp, Inc. (Banks)	178	2,503
Olo, Inc.* - Class A (Software)	376	3,068
Olympic Steel, Inc. (Metals & Mining)	40	2,088
Omega Flex, Inc. (Machinery)	14	1,560
OmniAb, Inc.* (Life Sciences Tools & Services)	322	1,185
Omnicell, Inc.* (Health Care Equipment & Supplies)	186	10,913
ON24, Inc.* (Software)	177	1,551
Ondas Holdings, Inc.*(a) (Communications Equipment)	151	163
ONE Gas, Inc. (Gas Utilities)	226	17,906
One Liberty Properties, Inc. (Diversified REITs)	69	1,582
OneSpan, Inc.* (Software)	166	2,905
OneSpaWorld Holdings, Ltd.* (Diversified Consumer Services)	278	3,333
Onewater Marine, Inc.*(a) (Specialty Retail)	48	1,343
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	209	18,367
Ooma, Inc.* (Diversified Telecommunication Services)	98	1,226
Open Lending Corp.* - Class A (Capital Markets)	443	3,119
OPKO Health, Inc.* (Health Care Providers & Services)	1,693	2,472
Oportun Financial Corp.* (Consumer Finance)	117	452
Oppenheimer Holdings, Inc. - Class A (Capital Markets)	33	1,292
OppFi, Inc.*(a) (Consumer Finance)	39	80
OptimizeRx Corp.* (Health Care Technology)	70	1,024
Option Care Health, Inc.* (Health Care Providers & Services)	702	22,302
OraSure Technologies, Inc.* (Health Care Equipment & Supplies)	301	1,821
Orchid Island Capital, Inc. (Mortgage Real Estate Investment Trusts (REITs))	156	1,674
Organogenesis Holdings, Inc.* (Biotechnology)	297	633
Origin Bancorp, Inc. (Banks)	94	3,022
Origin Materials, Inc.* (Chemicals)	439	1,875
Orion Engineered Carbons SA (Chemicals)	254	6,627
Orion Office REIT, Inc. (Diversified REITs)	239	1,601
Ormat Technologies, Inc. (Independent Power and Renewable Electricity Producers)	219	18,564
Orrstown Financial Services, Inc. (Banks)	43	854
Orthofix Medical, Inc.* (Health Care Equipment & Supplies)	144	2,412
OrthoPediatrics Corp.* (Health Care Equipment & Supplies)	64	2,835
Oscar Health, Inc.* - Class A (Insurance)	505	3,303
OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	68	6,960
Otter Tail Corp. (Electric Utilities)	172	12,430
Ouster, Inc.* (Electronic Equipment, Instruments & Components)	1,173	981
Outbrain, Inc.* (Interactive Media & Services)	152	628
Outfront Media, Inc. (Diversified REITs)	615	9,981

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Outlook Therapeutics, Inc.*(a) (Biotechnology)	648	$706
Outset Medical, Inc.* (Health Care Equipment & Supplies)	204	3,754
Overstock.com, Inc.* (Specialty Retail)	179	3,628
Owens & Minor, Inc.* (Health Care Providers & Services)	309	4,496
Owlet, Inc.* (Health Care Equipment & Supplies)	297	96
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	63	6,652
P3 Health Partners, Inc.* (Health Care Providers & Services)	101	107
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	1,039	12,032
Pacific Premier Bancorp, Inc. (Banks)	394	9,464
Pacira BioSciences, Inc.* (Pharmaceuticals)	189	7,713
Pactiv Evergreen, Inc. (Containers & Packaging)	181	1,448
PagerDuty, Inc.* (Software)	363	12,698
Palomar Holdings, Inc.* (Insurance)	102	5,630
PAM Transportation Services, Inc. (Ground Transportation)	27	773
Papa John’s International, Inc. (Hotels, Restaurants & Leisure)	137	10,265
Par Pacific Holdings, Inc.* (Oil, Gas & Consumable Fuels)	206	6,015
PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	112	3,804
Paragon 28, Inc.* (Health Care Equipment & Supplies)	205	3,499
Paramount Group, Inc. (Diversified REITs)	785	3,580
Pardes Biosciences, Inc.* (Biotechnology)	143	189
Park Aerospace Corp. (Aerospace & Defense)	82	1,103
Park National Corp. (Banks)	61	7,233
Parke Bancorp, Inc. (Banks)	42	747
Parsons Corp.* (Aerospace & Defense)	141	6,308
Pathward Financial, Inc. (Banks)	115	4,771
Patrick Industries, Inc. (Automobile Components)	91	6,262
Patterson Cos., Inc. (Health Care Providers & Services)	366	9,798
Patterson-UTI Energy, Inc. (Energy Equipment & Services)	900	10,530
Payoneer Global, Inc.* (IT Services)	924	5,803
Paysafe, Ltd.* (IT Services)	119	2,055
PBF Energy, Inc. - Class A (Oil, Gas & Consumable Fuels)	497	21,550
PC Connection, Inc. (Electronic Equipment, Instruments & Components)	47	2,113
PCB Bancorp (Banks)	48	696
PDF Solutions, Inc.* (Semiconductors & Semiconductor Equipment)	126	5,342
Peabody Energy Corp.* (Oil, Gas & Consumable Fuels)	494	12,646
Peapack Gladstone Financial Corp. (Banks)	71	2,103
Pear Therapeutics, Inc.* (Health Care Technology)	290	74
Pebblebrook Hotel Trust (Hotel & Resort REITs)	545	7,652
Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	344	5,129
PennyMac Financial Services, Inc. (Financial Services)	113	6,736
PennyMac Mortgage Investment Trust (Mortgage Real Estate Investment Trusts (REITs))	373	4,599
Peoples Bancorp, Inc. (Banks)	116	2,987
Peoples Financial Services Corp. (Banks)	29	1,257
PepGen, Inc.* (Biotechnology)	63	770
Perdoceo Education Corp.* (Diversified Consumer Services)	282	3,787
Perella Weinberg Partners (Capital Markets)	154	1,401
Perficient, Inc.* (IT Services)	143	10,323
Perimeter Solutions SA* (Chemicals)	492	3,975
Permian Resources Corp. (Oil, Gas & Consumable Fuels)	987	10,364
Petiq, Inc.* (Health Care Providers & Services)	113	1,293
PetMed Express, Inc. (Specialty Retail)	84	1,364
PFSweb, Inc. (IT Services)	70	297
PGT Innovations, Inc.* (Building Products)	243	6,102
Phathom Pharmaceuticals, Inc.* (Pharmaceuticals)	102	728
PhenomeX, Inc.* (Life Sciences Tools & Services)	309	358
Phibro Animal Health Corp. - Class A (Pharmaceuticals)	85	1,302
Phillips Edison & Co., Inc. (Diversified REITs)	491	16,016
Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	252	4,178
Phreesia, Inc.* (Health Care Technology)	209	6,748
Physicians Realty Trust (Health Care REITs)	956	14,273
Piedmont Lithium, Inc.* (Metals & Mining)	72	4,324
Piedmont Office Realty Trust, Inc. - Class A (Diversified REITs)	515	3,760
Pioneer Bancorp, Inc.* (Banks)	49	483
Piper Sandler Cos. (Capital Markets)	73	10,119
Pitney Bowes, Inc. (Commercial Services & Supplies)	725	2,820
PJT Partners, Inc. - Class A (Capital Markets)	99	7,147
Planet Labs PBC* (Professional Services)	815	3,203
Playstudios, Inc.* (Entertainment)	332	1,225
PLBY Group, Inc.* (Textiles, Apparel & Luxury Goods)	188	372
Plexus Corp.* (Electronic Equipment, Instruments & Components)	116	11,318
Plymouth Industrial REIT, Inc. (Diversified REITs)	159	3,341
PMV Pharmaceuticals, Inc.* (Biotechnology)	154	735
PNM Resources, Inc. (Electric Utilities)	358	17,427

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Point Biopharma Global, Inc.* (Biotechnology)	364	$2,646
PolyMet Mining Corp.* (Metals & Mining)	233	501
Porch Group, Inc.* (Software)	343	490
Portillo’s, Inc.* - Class A (Hotels, Restaurants & Leisure)	134	2,864
Portland General Electric Co. (Electric Utilities)	376	18,383
Postal Realty Trust, Inc. - Class A (Diversified REITs)	75	1,142
PotlatchDeltic Corp. (Specialized REITs)	334	16,533
Powell Industries, Inc. (Electrical Equipment)	38	1,618
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	238	20,144
PowerSchool Holdings, Inc.* (Diversified Consumer Services)	191	3,786
PRA Group, Inc.* (Consumer Finance)	162	6,312
Praxis Precision Medicines, Inc.* (Biotechnology)	199	161
Precigen, Inc.* (Biotechnology)	511	542
Preferred Bank (Banks)	56	3,069
Preformed Line Products Co. (Electrical Equipment)	11	1,408
Premier Financial Corp. (Banks)	149	3,089
Prestige Consumer Healthcare, Inc.* (Pharmaceuticals)	209	13,090
PriceSmart, Inc. (Consumer Staples Distribution & Retail)	108	7,720
Prime Medicine, Inc.* (Biotechnology)	44	541
Primis Financial Corp. (Banks)	93	896
Primo Water Corp. (Beverages)	662	10,162
Primoris Services Corp. (Construction & Engineering)	222	5,475
Priority Technology Holdings, Inc.* (IT Services)	73	262
Privia Health Group, Inc.* (Health Care Providers & Services)	216	5,964
ProAssurance Corp. (Insurance)	226	4,176
PROCEPT BioRobotics Corp.* (Health Care Equipment & Supplies)	109	3,096
ProFrac Holding Corp.* - Class A (Energy Equipment & Services)	98	1,242
PROG Holdings, Inc.* (Consumer Finance)	209	4,972
Progress Software Corp. (Software)	180	10,341
Progyny, Inc.* (Health Care Providers & Services)	317	10,182
Prometheus Biosciences, Inc.* (Biotechnology)	146	15,669
ProPetro Holding Corp.* (Energy Equipment & Services)	366	2,632
PROS Holdings, Inc.* (Software)	173	4,740
Protagonist Therapeutics, Inc.* (Biotechnology)	195	4,485
Proterra, Inc.* (Machinery)	937	1,424
Prothena Corp. PLC* (Biotechnology)	164	7,949
Proto Labs, Inc.* (Machinery)	114	3,779
Provention Bio, Inc.* (Pharmaceuticals)	264	6,362
Provident BanCorp, Inc. (Banks)	60	410
Provident Financial Services, Inc. (Banks)	306	5,869
PTC Therapeutics, Inc.* (Biotechnology)	295	14,290
PubMatic, Inc.* - Class A (Media)	181	2,501
Pulmonx Corp.* (Health Care Equipment & Supplies)	144	1,610
Pure Cycle Corp.* (Water Utilities)	81	765
PureCycle Technologies, Inc.* (Chemicals)	446	3,122
Purple Innovation, Inc.* (Household Durables)	263	694
Q2 Holdings, Inc.* (Software)	234	5,761
QCR Holdings, Inc. (Banks)	67	2,942
Quad/Graphics, Inc.* (Commercial Services & Supplies)	135	579
Quaker Chemical Corp. (Chemicals)	57	11,283
Qualys, Inc.* (Software)	162	21,064
Quanex Building Products Corp. (Building Products)	139	2,993
Quanterix Corp.* (Life Sciences Tools & Services)	143	1,612
Quantum-Si, Inc.* (Life Sciences Tools & Services)	383	674
QuinStreet, Inc.* (Interactive Media & Services)	212	3,364
Quotient Technology, Inc.* (Media)	379	1,243
Qurate Retail, Inc.* - Class A (Broadline Retail)	1,468	1,450
R1 RCM, Inc.* (Health Care Providers & Services)	630	9,450
Rackspace Technology, Inc.* (IT Services)	241	453
Radian Group, Inc. (Financial Services)	661	14,608
Radiant Logistics, Inc.* (Air Freight & Logistics)	155	1,017
Radius Global Infrastructure, Inc.* - Class A (Diversified Telecommunication Services)	322	4,724
RadNet, Inc.* (Health Care Providers & Services)	209	5,231
Rallybio Corp.* (Biotechnology)	78	445
Ramaco Resources, Inc. (Metals & Mining)	94	828
Rambus, Inc.* (Semiconductors & Semiconductor Equipment)	448	22,964
Ranger Oil Corp. (Oil, Gas & Consumable Fuels)	80	3,267
Ranpak Holdings Corp.* (Containers & Packaging)	181	945
Rapid7, Inc.* (Software)	248	11,386
RAPT Therapeutics, Inc.* (Biotechnology)	125	2,294
Rayonier Advanced Materials, Inc.* (Chemicals)	259	1,624
RBB Bancorp (Banks)	62	961
RBC Bearings, Inc.* (Machinery)	119	27,696
RCI Hospitality Holdings, Inc. (Hotels, Restaurants & Leisure)	36	2,814
RE/MAX Holdings, Inc. (Real Estate Management & Development)	74	1,388
Ready Capital Corp. (Mortgage Real Estate Investment Trusts (REITs))	300	3,051
Realogy Holdings Corp.* (Real Estate Management & Development)	449	2,371
Reata Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	116	10,547

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Recursion Pharmaceuticals, Inc.* - Class A (Biotechnology)	573	$3,822
Red River Bancshares, Inc. (Banks)	19	914
Red Rock Resorts, Inc. - Class A (Hotels, Restaurants & Leisure)	212	9,449
Red Violet, Inc.* (Professional Services)	41	722
Redfin Corp.* (Real Estate Management & Development)	446	4,041
Redwire Corp.* (Aerospace & Defense)	81	245
Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	475	3,202
REGENXBIO, Inc.* (Biotechnology)	168	3,177
Regional Management Corp. (Consumer Finance)	31	809
Relay Therapeutics, Inc.* (Biotechnology)	357	5,880
Relmada Therapeutics, Inc.* (Pharmaceuticals)	114	258
Remitly Global, Inc.* (IT Services)	421	7,136
Renasant Corp. (Banks)	230	7,033
Rent the Runway, Inc.* - Class A (Specialty Retail)	198	564
Repay Holdings Corp.* (Financial Services)	367	2,411
Replimune Group, Inc.* (Biotechnology)	196	3,461
Republic Bancorp, Inc. - Class A (Banks)	36	1,527
Republic First Bancorp, Inc.* (Banks)	258	351
Reservoir Media, Inc.* (Entertainment)	86	561
Resideo Technologies, Inc.* (Building Products)	607	11,096
Resources Connection, Inc. (Professional Services)	135	2,303
Retail Opportunity Investments Corp. (Diversified REITs)	506	7,064
REV Group, Inc. (Machinery)	138	1,655
Revance Therapeutics, Inc.* (Pharmaceuticals)	339	10,919
REVOLUTION Medicines, Inc.* (Biotechnology)	365	7,906
Revolve Group, Inc.* (Specialty Retail)	171	4,497
REX American Resources Corp.* (Oil, Gas & Consumable Fuels)	65	1,858
Ribbon Communications, Inc.* (Communications Equipment)	302	1,033
Rigel Pharmaceuticals, Inc.* (Biotechnology)	723	954
Rigetti Computing, Inc.* (Semiconductors & Semiconductor Equipment)	342	247
Riley Exploration Permian, Inc. (Oil, Gas & Consumable Fuels)	45	1,713
Rimini Street, Inc.* (Software)	207	853
Ring Energy, Inc.* (Oil, Gas & Consumable Fuels)	394	749
Riot Platforms, Inc.*(a) (Software)	665	6,643
Rite Aid Corp.* (Consumer Staples Distribution & Retail)	232	520
RLI Corp. (Insurance)	163	21,664
RLJ Lodging Trust (Diversified REITs)	673	7,134
Rocket Lab USA, Inc.* (Aerospace & Defense)	903	3,648
Rocket Pharmaceuticals, Inc.* (Biotechnology)	234	4,008
Rocky Brands, Inc. (Textiles, Apparel & Luxury Goods)	29	669
Rogers Corp.* (Electronic Equipment, Instruments & Components)	78	12,748
Root, Inc.* - Class A (Insurance)	32	144
Rover Group, Inc.* (Diversified Consumer Services)	393	1,780
RPC, Inc. (Energy Equipment & Services)	312	2,399
RPT Realty (Diversified REITs)	354	3,367
RumbleON, Inc.* - Class B (Specialty Retail)	44	267
Rush Enterprises, Inc. - Class A (Trading Companies & Distributors)	174	9,500
Rush Enterprises, Inc. - Class B (Trading Companies & Distributors)	27	1,617
Rush Street Interactive, Inc.* (Hotels, Restaurants & Leisure)	254	790
Ruth’s Hospitality Group, Inc. (Hotels, Restaurants & Leisure)	132	2,167
RxSight, Inc.* (Health Care Equipment & Supplies)	100	1,668
Ryerson Holding Corp. (Metals & Mining)	81	2,947
Ryman Hospitality Properties, Inc. - Class I (Diversified REITs)	226	20,279
S&T Bancorp, Inc. (Banks)	163	5,126
Sabra Health Care REIT, Inc. (Health Care REITs)	969	11,144
Sabre Corp.* (IT Services)	1,367	5,864
Safe Bulkers, Inc. (Marine Transportation)	300	1,107
Safehold, Inc. (Specialized REITs)	169	4,995
Safety Insurance Group, Inc. (Insurance)	60	4,471
Sage Therapeutics, Inc.* (Biotechnology)	218	9,147
Saia, Inc.* (Ground Transportation)	112	30,473
Sally Beauty Holdings, Inc.* (Specialty Retail)	449	6,995
Sana Biotechnology, Inc.*(a) (Biotechnology)	373	1,220
SandRidge Energy, Inc.* (Oil, Gas & Consumable Fuels)	133	1,917
Sandy Spring Bancorp, Inc. (Banks)	183	4,754
Sangamo Therapeutics, Inc.* (Biotechnology)	561	987
Sanmina Corp.* (Electronic Equipment, Instruments & Components)	240	14,638
Sapiens International Corp. N.V. (Software)	134	2,910
Sarcos Technology and Robotics Corp.* (Machinery)	458	217
Saul Centers, Inc. (Diversified REITs)	50	1,950
ScanSource, Inc.* (Electronic Equipment, Instruments & Components)	106	3,227
Schnitzer Steel Industries, Inc. - Class A (Metals & Mining)	108	3,359
Scholastic Corp. (Media)	123	4,209
Schrodinger, Inc.* (Health Care Technology)	226	5,950
Science 37 Holdings, Inc.* (Life Sciences Tools & Services)	263	74
Scilex Holding Co.* (Pharmaceuticals)	279	2,288

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	198	$11,149
Sculptor Capital Management, Inc. (Capital Markets)	103	887
Seacoast Banking Corp. of Florida (Banks)	302	7,157
SeaWorld Entertainment, Inc.* (Hotels, Restaurants & Leisure)	166	10,177
SecureWorks Corp.* - Class A (Software)	42	360
Seer, Inc.* (Life Sciences Tools & Services)	215	830
Select Energy Services, Inc. (Energy Equipment & Services)	299	2,081
Select Medical Holdings Corp. (Health Care Providers & Services)	437	11,296
Selective Insurance Group, Inc. (Insurance)	251	23,928
Selectquote, Inc.* (Insurance)	567	1,230
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	265	6,397
Seneca Foods Corp.* - Class A (Food Products)	22	1,150
Senseonics Holdings, Inc.*(a) (Health Care Equipment & Supplies)	1,983	1,408
Sensient Technologies Corp. (Chemicals)	176	13,475
Seres Therapeutics, Inc.* (Biotechnology)	295	1,673
Service Properties Trust (Hotel & Resort REITs)	689	6,862
ServisFirst Bancshares, Inc. (Banks)	210	11,472
SFL Corp., Ltd. (Oil, Gas & Consumable Fuels)	481	4,570
Shake Shack, Inc.* - Class A (Hotels, Restaurants & Leisure)	158	8,767
Sharecare, Inc.* (Health Care Technology)	1,250	1,775
Shenandoah Telecommunications Co. (Wireless Telecommunication Services)	204	3,880
Shoals Technologies Group, Inc.* - Class A (Electrical Equipment)	683	15,566
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	150	32,524
Shoe Carnival, Inc. (Specialty Retail)	71	1,821
Shore Bancshares, Inc. (Banks)	74	1,057
ShotSpotter, Inc.* (Software)	37	1,455
Shutterstock, Inc. (Interactive Media & Services)	101	7,333
SI-BONE, Inc.* (Health Care Equipment & Supplies)	143	2,813
Sierra Bancorp (Banks)	58	999
SIGA Technologies, Inc. (Pharmaceuticals)	197	1,133
Sight Sciences, Inc.* (Health Care Equipment & Supplies)	91	795
Signet Jewelers, Ltd. (Specialty Retail)	188	14,623
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	133	23,288
Silk Road Medical, Inc.* (Health Care Equipment & Supplies)	158	6,183
SilverBow Resources, Inc.* (Oil, Gas & Consumable Fuels)	49	1,120
Silvercrest Asset Management Group, Inc. - Class A (Capital Markets)	40	727
Simmons First National Corp. - Class A (Banks)	510	8,920
Simpson Manufacturing Co., Inc. (Building Products)	179	19,625
Simulations Plus, Inc. (Health Care Technology)	66	2,900
Sinclair Broadcast Group, Inc. - Class A (Media)	168	2,883
Singular Genomics Systems, Inc.* (Life Sciences Tools & Services)	236	286
SiriusPoint, Ltd.* (Insurance)	386	3,138
SITE Centers Corp. (Diversified REITs)	806	9,898
SiTime Corp.* (Semiconductors & Semiconductor Equipment)	68	9,672
Sitio Royalties Corp. - Class A (Oil, Gas & Consumable Fuels)	298	6,735
SJW Group (Water Utilities)	114	8,679
Skillsoft Corp.* (Professional Services)	340	680
Skillz, Inc.* (Entertainment)	1,318	782
Skyline Champion Corp.* (Household Durables)	224	16,852
Skyward Specialty Insurance Group, Inc.* (Insurance)	43	940
SkyWater Technology, Inc.* (Semiconductors & Semiconductor Equipment)	49	558
SkyWest, Inc.* (Passenger Airlines)	209	4,634
Sleep Number Corp.* (Specialty Retail)	89	2,706
SM Energy Co. (Oil, Gas & Consumable Fuels)	508	14,305
SMART Global Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	204	3,517
SmartFinancial, Inc. (Banks)	66	1,527
SmartRent, Inc.* (Electronic Equipment, Instruments & Components)	508	1,295
Smith & Wesson Brands, Inc. (Leisure Products)	191	2,351
Snap One Holdings Corp.* (Household Durables)	75	701
Solaris Oilfield Infrastructure, Inc. (Energy Equipment & Services)	132	1,127
SolarWinds Corp.* (Software)	202	1,737
Solid Power, Inc.* (Automobile Components)	555	1,671
Solo Brands, Inc.* - Class A (Leisure Products)	92	661
SomaLogic, Inc.* (Life Sciences Tools & Services)	645	1,645
Sonder Holdings, Inc.* (Hotels, Restaurants & Leisure)	794	601
Sonic Automotive, Inc. - Class A (Specialty Retail)	75	4,076
Sonos, Inc.* (Household Durables)	535	10,497
South Plains Financial, Inc. (Banks)	41	878
Southern First Bancshares, Inc.* (Banks)	31	952
Southern Missouri Bancorp, Inc. (Banks)	32	1,197
Southside Bancshares, Inc. (Banks)	126	4,183
SouthState Corp. (Banks)	314	22,375
Southwest Gas Holdings, Inc. (Gas Utilities)	281	17,548
Sovos Brands, Inc.* (Food Products)	161	2,685

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
SP Plus Corp.* (Commercial Services & Supplies)	84	$2,880
SpartanNash Co. (Consumer Staples Distribution & Retail)	146	3,621
Spire Global, Inc.* (Professional Services)	524	350
Spire, Inc. (Gas Utilities)	214	15,010
Spirit Airlines, Inc. (Passenger Airlines)	457	7,846
Sportsman’s Warehouse Holdings, Inc.* (Specialty Retail)	156	1,323
SpringWorks Therapeutics, Inc.* (Biotechnology)	151	3,887
Sprout Social, Inc.* - Class A (Software)	197	11,993
Sprouts Farmers Market, Inc.* (Consumer Staples Distribution & Retail)	444	15,553
SPS Commerce, Inc.* (Software)	152	23,151
SPX Technologies, Inc.* (Machinery)	184	12,987
Squarespace, Inc.* - Class A (IT Services)	128	4,067
STAAR Surgical Co.* (Health Care Equipment & Supplies)	202	12,918
STAG Industrial, Inc. (Diversified REITs)	757	25,601
Stagwell, Inc.* (Media)	322	2,389
Standard Motor Products, Inc. (Automobile Components)	84	3,100
Standex International Corp. (Machinery)	50	6,122
Star Holdings* (Diversified REITs)	54	934
Steelcase, Inc. - Class A (Commercial Services & Supplies)	365	3,073
Stellar Bancorp, Inc. (Banks)	190	4,676
Stem, Inc.* (Electrical Equipment)	604	3,425
Stepan Co. (Chemicals)	90	9,273
StepStone Group, Inc. - Class A (Capital Markets)	231	5,606
Sterling Bancorp, Inc.* (Banks)	72	408
Sterling Check Corp.* (Professional Services)	99	1,104
Sterling Construction Co., Inc.* (Construction & Engineering)	123	4,659
Steven Madden, Ltd. (Textiles, Apparel & Luxury Goods)	323	11,628
Stewart Information Services Corp. (Insurance)	113	4,560
Stitch Fix, Inc.* - Class A (Specialty Retail)	351	1,794
Stock Yards Bancorp, Inc. (Banks)	120	6,617
Stoke Therapeutics, Inc.* (Biotechnology)	94	783
StoneCo, Ltd.* - Class A (IT Services)	1,163	11,095
Stoneridge, Inc.* (Automobile Components)	111	2,076
StoneX Group, Inc.* (Capital Markets)	73	7,558
Strategic Education, Inc. (Diversified Consumer Services)	95	8,534
Stratus Properties, Inc. (Real Estate Management & Development)	24	480
Stride, Inc.* (Diversified Consumer Services)	176	6,908
Sturm Ruger & Co., Inc. (Leisure Products)	72	4,136
Summit Financial Group, Inc. (Banks)	47	975
Summit Hotel Properties, Inc. (Diversified REITs)	439	3,073
Summit Materials, Inc.* - Class A (Construction Materials)	499	14,217
Sumo Logic, Inc.* (Software)	493	5,906
Sun Country Airlines Holdings, Inc.* (Passenger Airlines)	139	2,850
SunCoke Energy, Inc. (Metals & Mining)	349	3,134
Sunlight Financial Holdings, Inc.* (Consumer Finance)	98	31
Sunnova Energy International, Inc.*(a) (Independent Power and Renewable Electricity Producers)	417	6,514
SunOpta, Inc.* (Food Products)	410	3,157
SunPower Corp.* (Electrical Equipment)	344	4,761
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	890	8,793
Super Micro Computer, Inc.* (Technology Hardware, Storage & Peripherals)	197	20,991
Superior Group of Cos., Inc. (Textiles, Apparel & Luxury Goods)	50	394
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	209	7,572
Surgery Partners, Inc.* (Health Care Providers & Services)	216	7,446
Surmodics, Inc.* (Health Care Equipment & Supplies)	57	1,298
Sutro Biopharma, Inc.* (Biotechnology)	225	1,040
Sweetgreen, Inc.* - Class A (Hotels, Restaurants & Leisure)	371	2,909
SWK Holdings Corp.* (Financial Services)	15	268
Sylvamo Corp. (Paper & Forest Products)	143	6,616
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	166	18,451
Syndax Pharmaceuticals, Inc.* (Biotechnology)	253	5,343
Tactile Systems Technology, Inc.* (Health Care Equipment & Supplies)	82	1,346
Talaris Therapeutics, Inc.* (Biotechnology)	96	180
Talos Energy, Inc.* (Oil, Gas & Consumable Fuels)	295	4,378
Tanger Factory Outlet Centers, Inc. (Diversified REITs)	426	8,362
Tango Therapeutics, Inc.* (Biotechnology)	195	770
Target Hospitality Corp.* (Hotels, Restaurants & Leisure)	122	1,603
Tarsus Pharmaceuticals, Inc.* (Pharmaceuticals)	77	968
Tattooed Chef, Inc.*(a) (Food Products)	208	295
Taylor Morrison Home Corp.* (Household Durables)	439	16,796
TechTarget, Inc.* (Media)	114	4,118
Teekay Corp.* (Oil, Gas & Consumable Fuels)	289	1,786
Teekay Tankers, Ltd.* - Class A (Oil, Gas & Consumable Fuels)	96	4,121
TEGNA, Inc. (Media)	935	15,810
Tejon Ranch Co.* (Real Estate Management & Development)	87	1,589
Telephone and Data Systems, Inc. (Wireless Telecommunication Services)	423	4,446

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Tellurian, Inc.*(a) (Oil, Gas & Consumable Fuels)	2,140	$2,632
Telos Corp.* (Software)	225	569
Tenable Holdings, Inc.* (Software)	469	22,283
Tenaya Therapeutics, Inc.* (Biotechnology)	181	516
Tennant Co. (Machinery)	77	5,277
Tenon Medical, Inc.* (Health Care Equipment & Supplies)	30	53
Terawulf, Inc.* (Software)	294	276
Terex Corp. (Machinery)	280	13,546
Terran Orbital Corp.* (Aerospace & Defense)	171	315
Terreno Realty Corp. (Diversified REITs)	339	21,899
TETRA Technologies, Inc.* (Energy Equipment & Services)	522	1,383
Texas Capital Bancshares, Inc.* (Banks)	203	9,939
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	281	30,364
Textainer Group Holdings, Ltd. (Trading Companies & Distributors)	182	5,844
TG Therapeutics, Inc.* (Biotechnology)	559	8,407
The Andersons, Inc. (Consumer Staples Distribution & Retail)	134	5,537
The Arena Group Holdings, Inc.* (Interactive Media & Services)	48	204
The Bancorp, Inc.* (Banks)	229	6,378
The Bank of NT Butterfield & Son, Ltd. (Banks)	209	5,643
The Beachbody Co., Inc.* (Diversified Consumer Services)	439	212
The Beauty Health Co.* (Personal Care Products)	367	4,635
The Brink’s Co. (Commercial Services & Supplies)	190	12,691
The Buckle, Inc. (Specialty Retail)	126	4,497
The Cato Corp. - Class A (Specialty Retail)	75	663
The Cheesecake Factory, Inc.(a) (Hotels, Restaurants & Leisure)	204	7,150
The Chefs’ Warehouse, Inc.* (Consumer Staples Distribution & Retail)	143	4,869
The Children’s Place, Inc.* (Specialty Retail)	50	2,013
The Container Store Group, Inc.* (Specialty Retail)	135	463
The Duckhorn Portfolio, Inc.* (Beverages)	176	2,798
The E.W. Scripps Co.* - Class A (Media)	245	2,305
The Ensign Group, Inc. (Health Care Providers & Services)	226	21,592
The First Bancorp, Inc. (Banks)	41	1,061
The First Bancshares, Inc. (Banks)	104	2,686
The First of Long Island Corp. (Banks)	91	1,229
The GEO Group, Inc.* (Commercial Services & Supplies)	497	3,921
The Goodyear Tire & Rubber Co.* (Automobile Components)	1,176	12,960
The Gorman-Rupp Co. (Machinery)	96	2,400
The Greenbrier Cos., Inc. (Machinery)	133	4,279
The Hackett Group, Inc. (IT Services)	96	1,774
The Hain Celestial Group, Inc.* (Food Products)	376	6,448
The Honest Co., Inc.* (Personal Care Products)	275	495
The Joint Corp.* (Health Care Providers & Services)	59	993
The Lovesac Co.* (Household Durables)	59	1,705
The Macerich Co. (Retail REITs)	903	9,572
The Manitowoc Co., Inc.* (Machinery)	146	2,495
The Marcus Corp. (Entertainment)	100	1,600
The Necessity Retail REIT, Inc. (Diversified REITs)	560	3,517
The ODP Corp.* (Specialty Retail)	168	7,557
The Oncology Institute, Inc.* (Health Care Providers & Services)	150	102
The ONE Group Hospitality, Inc.* (Hotels, Restaurants & Leisure)	95	770
The Pennant Group, Inc.* (Health Care Providers & Services)	109	1,557
The RealReal, Inc.*(a) (Specialty Retail)	370	466
The RMR Group, Inc. - Class A (Real Estate Management & Development)	65	1,706
The Shyft Group, Inc. (Machinery)	145	3,299
The Simply Good Foods Co.* (Food Products)	373	14,835
The St Joe Co. (Real Estate Management & Development)	145	6,033
The Vita Coco Co., Inc.*(a) (Beverages)	117	2,296
The York Water Co. (Water Utilities)	60	2,682
Theravance Biopharma, Inc.* (Pharmaceuticals)	274	2,973
Thermon Group Holdings, Inc.* (Electrical Equipment)	139	3,464
Theseus Pharmaceuticals, Inc.* (Pharmaceuticals)	71	630
Third Coast Bancshares, Inc.* (Banks)	54	848
Third Harmonic Bio, Inc.* (Pharmaceuticals)	52	214
Thorne HealthTech, Inc.* (Personal Care Products)	58	268
ThredUp, Inc.* - Class A (Specialty Retail)	246	622
Thryv Holdings, Inc.* (Media)	107	2,467
Tidewater, Inc.* (Energy Equipment & Services)	196	8,640
Tile Shop Holdings, Inc.* (Specialty Retail)	129	605
Tilly’s, Inc.* - Class A (Specialty Retail)	95	732
TimkenSteel Corp.* (Metals & Mining)	186	3,411
Tiptree, Inc. (Insurance)	104	1,515
Titan International, Inc.* (Machinery)	214	2,243
Titan Machinery, Inc.* (Trading Companies & Distributors)	85	2,588
Tompkins Financial Corp. (Banks)	58	3,840
Tootsie Roll Industries, Inc. (Food Products)	68	3,056
Topgolf Callaway Brands Corp.* (Leisure Products)	587	12,691
Torrid Holdings, Inc.* (Specialty Retail)	61	266
TowneBank (Banks)	290	7,729

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
TPG RE Finance Trust, Inc. - Class T (Mortgage Real Estate Investment Trusts (REITs))	289	$2,098
TPI Composites, Inc.* (Electrical Equipment)	154	2,010
Traeger, Inc.* (Household Durables)	138	567
Transcat, Inc.* (Trading Companies & Distributors)	30	2,682
Transcontinental Realty Investors, Inc.* (Real Estate Management & Development)	5	212
TransMedics Group, Inc.* (Health Care Equipment & Supplies)	128	9,693
Transphorm, Inc.* (Semiconductors & Semiconductor Equipment)	95	379
TravelCenters of America, Inc.*(a) (Specialty Retail)	53	4,585
Travere Therapeutics, Inc.* (Biotechnology)	258	5,802
Treace Medical Concepts, Inc.* (Health Care Equipment & Supplies)	155	3,904
Trean Insurance Group, Inc.* (Insurance)	94	575
Tredegar Corp. (Chemicals)	114	1,041
TreeHouse Foods, Inc.* (Food Products)	213	10,742
Tri Pointe Homes, Inc.* (Household Durables)	424	10,736
TriCo Bancshares (Banks)	131	5,448
TriMas Corp. (Containers & Packaging)	176	4,903
TriNet Group, Inc.* (Professional Services)	158	12,736
Trinity Industries, Inc. (Machinery)	345	8,404
Trinseo PLC (Chemicals)	147	3,065
Triton International, Ltd. (Trading Companies & Distributors)	245	15,488
Triumph Financial, Inc.* (Banks)	96	5,574
Triumph Group, Inc.* (Aerospace & Defense)	269	3,118
Tronox Holdings PLC - Class A (Chemicals)	491	7,061
TrueBlue, Inc.* (Professional Services)	135	2,403
TrueCar, Inc.* (Interactive Media & Services)	365	840
Trupanion, Inc.* (Insurance)	163	6,991
TrustCo Bank Corp. (Banks)	78	2,491
Trustmark Corp. (Banks)	257	6,348
TTEC Holdings, Inc. (IT Services)	79	2,941
TTM Technologies, Inc.* (Electronic Equipment, Instruments & Components)	425	5,733
Tucows, Inc.* (IT Services)	41	797
Tupperware Brands Corp.* (Household Durables)	184	460
Turning Point Brands, Inc. (Tobacco)	62	1,302
Turtle Beach Corp.* (Technology Hardware, Storage & Peripherals)	64	641
TuSimple Holdings, Inc.* - Class A (Ground Transportation)	593	872
Tutor Perini Corp.* (Construction & Engineering)	176	1,086
Twist Bioscience Corp.* (Biotechnology)	238	3,589
Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	407	5,986
Tyra Biosciences, Inc.*(a) (Biotechnology)	56	900
U.S. Cellular Corp.* (Wireless Telecommunication Services)	62	1,285
U.S. Lime & Minerals, Inc. (Construction Materials)	9	1,374
U.S. Physical Therapy, Inc. (Health Care Providers & Services)	54	5,287
U.S. Silica Holdings, Inc.* (Energy Equipment & Services)	311	3,713
Udemy, Inc.* (Diversified Consumer Services)	306	2,702
UFP Industries, Inc. (Building Products)	251	19,946
UFP Technologies, Inc.* (Health Care Equipment & Supplies)	28	3,636
Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	190	6,300
UMB Financial Corp. (Banks)	185	10,678
UMH Properties, Inc. (Diversified REITs)	221	3,269
Unifi, Inc.* (Textiles, Apparel & Luxury Goods)	59	482
UniFirst Corp. (Commercial Services & Supplies)	63	11,102
Unisys Corp.* (IT Services)	277	1,075
United Bankshares, Inc. (Banks)	548	19,289
United Community Banks, Inc. (Banks)	446	12,542
United Fire Group, Inc. (Insurance)	90	2,390
United Natural Foods, Inc.* (Consumer Staples Distribution & Retail)	251	6,614
Uniti Group, Inc. (Diversified REITs)	995	3,532
Unitil Corp. (Multi-Utilities)	67	3,822
Unity Bancorp, Inc. (Banks)	30	684
Universal Corp. (Tobacco)	102	5,395
Universal Electronics, Inc.* (Household Durables)	51	517
Universal Health Realty Income Trust (Diversified REITs)	54	2,598
Universal Insurance Holdings, Inc. (Insurance)	109	1,986
Universal Logistics Holdings, Inc. (Ground Transportation)	30	875
Universal Technical Institute, Inc.* (Diversified Consumer Services)	138	1,018
Univest Financial Corp. (Banks)	121	2,873
Upbound Group, Inc. (Specialty Retail)	209	5,123
Upland Software, Inc.* (Software)	123	529
Upwork, Inc.* (Professional Services)	510	5,773
Uranium Energy Corp.* (Oil, Gas & Consumable Fuels)	1,500	4,320
Urban Edge Properties (Diversified REITs)	481	7,244
Urban One, Inc.* (Media)	44	242
Urban One, Inc.* (Media)	34	257
Urban Outfitters, Inc.* (Specialty Retail)	268	7,429
Ur-Energy, Inc.* (Oil, Gas & Consumable Fuels)	878	931
Urstadt Biddle Properties, Inc. - Class A (Diversified REITs)	119	2,091
USANA Health Sciences, Inc.* (Personal Care Products)	47	2,956
USCB Financial Holdings, Inc.* (Banks)	45	445

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Common Stocks, continued

	Shares	Value
Utah Medical Products, Inc. (Health Care Equipment & Supplies)	15	$1,422
Utz Brands, Inc. (Food Products)	276	4,546
V2X, Inc.* (Aerospace & Defense)	51	2,026
VAALCO Energy, Inc. (Oil, Gas & Consumable Fuels)	445	2,016
Vacasa, Inc.* - Class A (Hotels, Restaurants & Leisure)	485	467
Valaris, Ltd.* (Energy Equipment & Services)	255	16,590
Valhi, Inc. (Chemicals)	10	174
Valley National Bancorp (Banks)	1,808	16,705
Value Line, Inc. (Capital Markets)	4	193
Vanda Pharmaceuticals, Inc.* (Biotechnology)	232	1,575
Varex Imaging Corp.* (Health Care Equipment & Supplies)	162	2,947
Varonis Systems, Inc.* (Software)	449	11,678
Vaxart, Inc.* (Biotechnology)	538	407
Vaxcyte, Inc.* (Biotechnology)	301	11,281
VBI Vaccines, Inc.* (Biotechnology)	808	245
Vector Group, Ltd. (Tobacco)	603	7,242
Veeco Instruments, Inc.* (Semiconductors & Semiconductor Equipment)	212	4,480
Velo3D, Inc.*(a) (Machinery)	239	543
Velocity Financial, Inc.* (Financial Services)	36	325
Ventyx Biosciences, Inc.* (Pharmaceuticals)	105	3,518
Vera Therapeutics, Inc.* (Biotechnology)	91	706
Veracyte, Inc.* (Biotechnology)	301	6,712
Veradigm, Inc.* (Health Care Technology)	452	5,899
Vericel Corp.* (Biotechnology)	198	5,805
Verint Systems, Inc.* (Software)	272	10,129
Veris Residential, Inc.* (Diversified REITs)	361	5,285
Veritex Holdings, Inc. (Banks)	220	4,017
Veritiv Corp. (Trading Companies & Distributors)	55	7,433
Veritone, Inc.* (Software)	130	758
Verra Mobility Corp.* - Class C (IT Services)	588	9,949
Vertex Energy, Inc.*(a) (Oil, Gas & Consumable Fuels)	227	2,243
Veru, Inc.* (Personal Care Products)	272	316
Verve Therapeutics, Inc.* (Biotechnology)	196	2,826
Via Renewables, Inc. (Electric Utilities)	11	202
Viad Corp.* (Commercial Services & Supplies)	85	1,771
Viant Technology, Inc.* - Class A (Software)	60	261
Viavi Solutions, Inc.* (Communications Equipment)	943	10,213
Vicarious Surgical, Inc.* (Health Care Equipment & Supplies)	231	524
Vicor Corp.* (Electrical Equipment)	92	4,318
Victory Capital Holdings, Inc. - Class A (Capital Markets)	68	1,990
View, Inc.* (Building Products)	567	284
ViewRay, Inc.* (Health Care Equipment & Supplies)	621	2,149
Village Super Market, Inc. - Class A (Consumer Staples Distribution & Retail)	35	801
Vimeo, Inc.* (Interactive Media & Services)	600	2,298
Vinco Ventures, Inc.* (Interactive Media & Services)	984	316
Vintage Wine Estates, Inc.* (Beverages)	135	144
Vir Biotechnology, Inc.* (Biotechnology)	304	7,074
Virgin Galactic Holdings, Inc.*(a) (Aerospace & Defense)	1,016	4,115
Viridian Therapeutics, Inc.* (Biotechnology)	161	4,096
Virtus Investment Partners, Inc. (Capital Markets)	29	5,521
Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	545	12,328
Vishay Precision Group, Inc.* (Electronic Equipment, Instruments & Components)	52	2,172
Vista Outdoor, Inc.* (Leisure Products)	235	6,512
VistaGen Therapeutics, Inc.* (Biotechnology)	866	108
Visteon Corp.* (Automobile Components)	116	18,192
Vital Energy, Inc.* (Oil, Gas & Consumable Fuels)	70	3,188
Vital Farms, Inc.* (Food Products)	125	1,913
Vivid Seats, Inc.*(a) - Class A (Entertainment)	107	816
Vizio Holding Corp.* - Class A (Household Durables)	285	2,616
VSE Corp. (Commercial Services & Supplies)	44	1,976
Vuzix Corp.* (Household Durables)	248	1,027
W&T Offshore, Inc.* (Oil, Gas & Consumable Fuels)	396	2,012
Wabash National Corp. (Machinery)	200	4,918
Walker & Dunlop, Inc. (Financial Services)	129	9,826
Warby Parker, Inc.* - Class A (Specialty Retail)	349	3,696
Warrior Met Coal, Inc. (Metals & Mining)	216	7,929
Washington Federal, Inc. (Banks)	272	8,193
Washington Trust Bancorp, Inc. (Banks)	71	2,461
Waterstone Financial, Inc. (Financial Services)	79	1,195
Watts Water Technologies, Inc. - Class A (Machinery)	115	19,357
WD-40 Co. (Household Products)	58	10,327
Weatherford International PLC* (Energy Equipment & Services)	297	17,627
Weave Communications, Inc.* (Software)	131	651
Weis Markets, Inc. (Consumer Staples Distribution & Retail)	69	5,842
Wejo Group, Ltd.* (Interactive Media & Services)	240	118
Werner Enterprises, Inc. (Ground Transportation)	266	12,100
WesBanco, Inc. (Banks)	241	7,399
WESCO International, Inc. (Trading Companies & Distributors)	1	155
West Bancorp, Inc. (Banks)	68	1,242
Westamerica Bancorp (Banks)	110	4,873

:: ProFund VP UltraSmall-Cap :: March 31, 2023

Common Stocks, continued

	Shares	Value
Weyco Group, Inc. (Distributors)	24	$607
Wheels Up Experience, Inc.* (Passenger Airlines)	675	427
Whitestone REIT (Diversified REITs)	196	1,803
Whole Earth Brands, Inc.* (Food Products)	169	433
WideOpenWest, Inc.* (Media)	225	2,392
Willdan Group, Inc.* (Professional Services)	49	765
Wingstop, Inc. (Hotels, Restaurants & Leisure)	126	23,130
Winmark Corp. (Specialty Retail)	12	3,845
Winnebago Industries, Inc. (Automobile Components)	125	7,213
WisdomTree, Inc. (Capital Markets)	571	3,346
WM Technology, Inc.* (Software)	317	269
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	325	5,541
Workhorse Group, Inc.* (Automobile Components)	639	850
Workiva, Inc.* (Software)	200	20,482
World Acceptance Corp.* (Consumer Finance)	17	1,416
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	257	6,566
Worthington Industries, Inc. (Metals & Mining)	132	8,534
WSFS Financial Corp. (Banks)	257	9,666
WW International, Inc.* (Diversified Consumer Services)	226	931
Xencor, Inc.* (Biotechnology)	241	6,721
Xenia Hotels & Resorts, Inc. (Diversified REITs)	480	6,283
Xeris Biopharma Holdings, Inc.* (Pharmaceuticals)	555	905
Xerox Holdings Corp. (Technology Hardware, Storage & Peripherals)	480	7,392
Xometry, Inc.* - Class A (Trading Companies & Distributors)	143	2,141
Xos, Inc.*(a) (Machinery)	235	123
XPEL, Inc.* (Automobile Components)	90	6,116
Xperi, Inc.* (Software)	175	1,913
Xponential Fitness, Inc.* - Class A (Hotels, Restaurants & Leisure)	86	2,614
Yelp, Inc.* (Interactive Media & Services)	284	8,719
Yext, Inc.* (Software)	472	4,536
Y-mAbs Therapeutics, Inc.* (Biotechnology)	153	767
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	197	3,388
Zeta Global Holdings Corp.* - Class A (Software)	466	5,047
Ziff Davis, Inc.* (Interactive Media & Services)	192	14,985
Zimvie, Inc.* (Health Care Equipment & Supplies)	87	629
ZipRecruiter, Inc.* (Interactive Media & Services)	306	4,878
Zumiez, Inc.* (Specialty Retail)	66	1,217
Zuora, Inc.* - Class A (Software)	528	5,217
Common Stocks, continued Shares Value
Zurn Elkay Water Solutions Corp. (Building Products)	521	11,129
Zynex, Inc.* (Health Care Equipment & Supplies)	90	1,080
TOTAL COMMON STOCKS
(Cost $7,432,213)		9,703,491

Trust (0.0%)

	Interest Units	Value
Ferroglobe Representation and Warranty Insurance*+ (Metals & Mining)	510	$—
TOTAL TRUST
(Cost $—)		—

Repurchase Agreements(b)(c) (19.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $2,595,022	$2,594,000	$2,594,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,594,000)		2,594,000

Collateral for Securities Loaned(d) (1.1%)

	Shares	Value
Invesco Government & Agency Portfolio - Institutional Shares, 4.73%(e)	140,852	$140,852
TOTAL COLLATERAL FOR SECURITIES LOANED
(Cost $140,852)		140,852
TOTAL INVESTMENT SECURITIES
(Cost $10,167,065) - 94.3%		12,438,343
Net other assets (liabilities) - 5.7%		746,040
NET ASSETS - 100.0%		$13,184,383

*	Non-income producing security.
+	This security was fair valued based on procedures approved by the Board of Trustees. As of March 31, 2023, this security represented 0.00% of the net assets of the Fund.
(a)	All or part of this security was on loan as of March 31, 2023. The total value of securities on loan as of March 31, 2023 was $139,053.
(b)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $2,023,000.
(c)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	Securities were purchased with cash collateral held from securities on loan at March 31, 2023.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2023.

March 31, 2023 :: ProFund VP UltraSmall-Cap ::

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index Futures Contracts	14	6/20/23	$1,269,450	$(45,279)

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
iShares Russell 2000 ETF	Goldman Sachs International	4/27/23	4.88%	$1,681,859	$32,541
Russell 2000 Index	Goldman Sachs International	4/27/23	5.23%	4,136,692	89,190
				$5,818,551	$121,731
iShares Russell 2000 ETF	UBS AG	4/27/23	4.63%	$2,012,877	$52,019
Russell 2000 Index	UBS AG	4/27/23	4.83%	7,516,342	204,483
				$9,529,219	$256,502
				$15,347,770	$378,233

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

:: ProFund VP UltraSmall-Cap :: March 31, 2023

ProFund VP UltraSmall-Cap invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Aerospace & Defense	$105,392	0.8%
Air Freight & Logistics	29,587	0.2%
Automobile Components	158,017	1.2%
Banks	821,592	6.3%
Beverages	58,682	0.4%
Biotechnology	648,152	4.9%
Broadline Retail	9,839	0.1%
Building Products	136,212	1.0%
Capital Markets	160,128	1.2%
Chemicals	211,745	1.6%
Commercial Services & Supplies	147,535	1.1%
Communications Equipment	79,655	0.6%
Construction & Engineering	168,030	1.2%
Construction Materials	15,591	0.1%
Consumer Discretionary Products	3,437	NM
Consumer Finance	71,294	0.5%
Consumer Staples Distribution	47	NM
Consumer Staples Distribution & Retail	57,480	0.4%
Containers & Packaging	33,682	0.3%
Distributors	1,861	NM
Diversified Consumer Services	101,812	0.8%
Diversified REITs	416,492	3.1%
Diversified Telecommunication Services	71,775	0.5%
Electric Utilities	75,839	0.6%
Electrical Equipment	152,993	1.2%
Electronic Equipment, Instruments & Components	250,014	1.9%
Energy Equipment & Services	196,917	1.5%
Entertainment	36,550	0.3%
Financial Services	112,276	0.9%
Food Products	122,014	1.0%
Gas Utilities	107,175	0.8%
Ground Transportation	65,666	0.5%
Health Care Equipment & Supplies	379,327	2.9%
Health Care Providers & Services	233,579	1.8%
Health Care REITs	25,417	0.2%
Health Care Technology	52,349	0.4%
Hotel & Resort REITs	23,307	0.2%
Hotels, Restaurants & Leisure	260,779	1.9%
Household Durables	185,764	1.4%
Household Products	28,984	0.2%
Independent Power and Renewable Electricity Producers	44,506	0.3%
Industrial Conglomerates	2,160	NM
Industrial REITs	1,525	NM
Insurance	210,159	1.6%
Interactive Media & Services	72,504	0.5%
IT Services	183,041	1.4%
Leisure Products	44,800	0.3%
Life Sciences Tools & Services	76,938	0.6%
Machinery	389,237	2.9%
Marine Transportation	23,378	0.2%
Media	72,941	0.6%
Metals & Mining	174,412	1.3%
Mortgage Real Estate Investment Trusts (REITs)	108,008	0.8%
Multi-Utilities	48,283	0.4%
Office REITs	20,327	0.2%
Oil, Gas & Consumable Fuels	431,163	3.3%
Paper & Forest Products	9,542	0.1%
Passenger Airlines	30,797	0.2%
Personal Care Products	84,726	0.7%
Pharmaceuticals	164,663	1.2%
Professional Services	167,107	1.3%
Real Estate Management & Development	60,229	0.4%
Residential REITs	15,116	0.1%
Retail REITs	28,693	0.2%
Semiconductors & Semiconductor Equipment	293,796	2.2%
Software	489,056	3.7%
Specialized REITs	21,528	0.2%
Specialty Retail	259,156	2.0%
Technology Hardware, Storage & Peripherals	41,483	0.3%
Textiles, Apparel & Luxury Goods	75,011	0.6%
Tobacco	14,460	0.1%
Trading Companies & Distributors	167,528	1.3%
Water Utilities	47,389	0.4%
Wireless Telecommunication Services	12,842	0.1%
Other**	3,480,892	26.5%
Total	$13,184,383	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

March 31, 2023 :: ProFund VP U.S. Government Plus ::

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (39.8%)

	Principal Amount	Value
U.S. Treasury Notes, 3.63%, 2/15/53	$4,040,000	$4,012,225
TOTAL U.S. TREASURY OBLIGATION
(Cost $3,910,250)		4,012,225

Repurchase Agreements(a)(b) (60.3%)

Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $6,085,398	$6,083,000	$6,083,000
TOTAL REPURCHASE AGREEMENTS
(Cost $6,083,000)		6,083,000
TOTAL INVESTMENT SECURITIES
(Cost $9,993,250) - 100.1%		10,095,225
Net other assets (liabilities) - (0.1)%		(10,186)
NET ASSETS - 100.0%		$10,085,039

(a)	A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At March 31, 2023, the aggregate amount held in a segregated account was $120,000.
(b)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
30-Year U.S. Treasury Bond, 3.625% due on 2/15/53	Citibank North America	4/17/23	5.10%	$4,598,169	$(2,525)
30-Year U.S. Treasury Bond, 3.625% due on 2/15/53	Societe’ Generale	4/17/23	5.06%	3,982,431	14,054
				$8,580,600	$11,529

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

March 31, 2023 :: ProFund VP Utilities ::

Schedule of Portfolio Investments (unaudited)

Common Stocks (98.7%)

	Shares	Value
Alliant Energy Corp. (Electric Utilities)	8,707	$464,954
Ameren Corp. (Multi-Utilities)	8,965	774,486
American Electric Power Co., Inc. (Electric Utilities)	17,824	1,621,806
American Water Works Co., Inc. (Water Utilities)	6,693	980,458
Atmos Energy Corp. (Gas Utilities)	4,966	557,980
CenterPoint Energy, Inc. (Multi-Utilities)	21,833	643,200
CMS Energy Corp. (Multi-Utilities)	10,098	619,815
Consolidated Edison, Inc. (Multi-Utilities)	12,303	1,177,028
Constellation Energy Corp. (Electric Utilities)	11,342	890,347
Dominion Energy, Inc. (Multi-Utilities)	28,902	1,615,911
DTE Energy Co. (Multi-Utilities)	6,714	735,452
Duke Energy Corp. (Electric Utilities)	26,709	2,576,617
Edison International (Electric Utilities)	13,245	934,965
Entergy Corp. (Electric Utilities)	7,058	760,429
Evergy, Inc. (Electric Utilities)	7,961	486,576
Eversource Energy (Electric Utilities)	12,076	945,068
Exelon Corp. (Electric Utilities)	34,469	1,443,906
FirstEnergy Corp. (Electric Utilities)	18,840	754,730
NextEra Energy, Inc. (Electric Utilities)	68,926	5,312,816
NiSource, Inc. (Multi-Utilities)	14,087	393,873
NRG Energy, Inc. (Electric Utilities)	7,993	274,080
PG&E Corp.* (Electric Utilities)	55,811	902,464
Pinnacle West Capital Corp. (Electric Utilities)	3,927	311,175
PPL Corp. (Electric Utilities)	25,541	709,784
Public Service Enterprise Group, Inc. (Multi-Utilities)	17,306	1,080,760
Sempra Energy (Multi-Utilities)	10,903	1,648,097
The AES Corp. (Independent Power and Renewable Electricity Producers)	23,169	557,910
The Southern Co. (Electric Utilities)	37,751	2,626,715
WEC Energy Group, Inc. (Multi-Utilities)	10,941	1,037,097
Xcel Energy, Inc. (Electric Utilities)	18,982	1,280,146
TOTAL COMMON STOCKS
(Cost $18,108,534)		34,118,645

Repurchase Agreements(a) (0.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 4.65%-4.75%, dated 3/31/23, due 4/3/23, total to be received $226,089	$226,000	$226,000
TOTAL REPURCHASE AGREEMENTS
(Cost $226,000)		226,000
TOTAL INVESTMENT SECURITIES
(Cost $18,334,534) - 99.4%		34,344,645
Net other assets (liabilities) - 0.6%		198,317
NET ASSETS - 100.0%		$34,542,962

*	Non-income producing security.
(a)	The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Appendix to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

:: ProFund VP Utilities :: March 31, 2023

Total Return Swap Agreements — Long

Underlying Instrument	Counterparty	Termination Date(1)	Rate Paid (Received)(2)	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P Utilities Select Sector Index	Goldman Sachs International	4/24/23	5.43%	$503,443	$17,747

(1)	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
(2)	Reflects the floating financing rate, as of March 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ProFund VP Utilities invested in the following industries as of March 31, 2023:

	Value	% of Net Assets
Electric Utilities	$22,296,578	64.5%
Gas Utilities	557,980	1.6%
Independent Power and Renewable Electricity Producers	557,910	1.6%
Multi-Utilities	9,725,719	28.2%
Water Utilities	980,458	2.8%
Other**	424,317	1.3%
Total	$34,542,962	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

March 31, 2023 (unaudited) : : APPENDIX : :

Repurchase Agreements

Information concerning the counterparties, value of, collateralization and amounts due under repurchase agreement transactions may be found in the table below:

As of March 31, 2023, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	Canadian Imperial Bank of Canada 4.72% dated 3/31/23, due 4/3/23(1)	Credit Agricole CIB, 4.75% dated 3/31/23, due 4/3/23(2)	HSBC Securities (USA), Inc., 4.65% dated 3/31/23, due 0(3)	RBC Capital Markets, LLC, 4.73% dated 3/31/23, due 4/3/23(4)	Societe Generale, 4.73% dated 3/31/23, due 4/3/23(5)	UMB Bank N.A., 4.65% dated 3/31/23, due 4/3/23(6)
ProFund Access VP High Yield	$219,000	$1,643,000	$219,000	$931,000	$1,259,000	$162,000
ProFund VP Asia 30	1,000	11,000	1,000	6,000	9,000	4,000
ProFund VP Banks	4,000	31,000	4,000	17,000	24,000	5,000
ProFund VP Bear	290,000	2,191,000	290,000	1,241,000	1,679,000	222,000
ProFund VP Biotechnology	33,000	252,000	33,000	143,000	193,000	28,000
ProFund VP Bull	372,000	2,795,000	372,000	1,583,000	2,143,000	280,000
ProFund VP Communication Services	4,000	35,000	4,000	20,000	27,000	6,000
ProFund VP Consumer Discretionary	20,000	150,000	20,000	85,000	115,000	16,000
ProFund VP Consumer Staples	10,000	77,000	10,000	44,000	59,000	10,000
ProFund VP Dow 30	13,000	114,000	13,000	65,000	87,000	20,000
ProFund VP Emerging Markets	29,000	234,000	29,000	131,000	179,000	32,000
ProFund VP Energy	41,000	307,000	41,000	174,000	235,000	32,000
ProFund VP Falling U.S. Dollar	39,000	305,000	39,000	172,000	234,000	38,000
ProFund VP Financials	44,000	333,000	44,000	189,000	256,000	35,000
ProFund VP Health Care	31,000	238,000	31,000	135,000	183,000	26,000
ProFund VP Industrials	25,000	193,000	25,000	109,000	148,000	21,000
ProFund VP International	589,000	4,422,000	589,000	2,505,000	3,391,000	438,000
ProFund VP Internet	17,000	128,000	17,000	72,000	98,000	15,000
ProFund VP Japan	435,000	3,268,000	435,000	1,852,000	2,505,000	323,000
ProFund VP Large-Cap Growth	2,000	16,000	2,000	9,000	12,000	4,000
ProFund VP Large-Cap Value	—	5,000	—	3,000	4,000	4,000
ProFund VP Materials	22,000	169,000	22,000	96,000	130,000	19,000
ProFund VP Mid-Cap	482,000	3,629,000	482,000	2,057,000	2,783,000	363,000
ProFund VP Mid-Cap Growth	1,000	14,000	1,000	8,000	11,000	5,000
ProFund VP Nasdaq-100	1,606,000	12,056,000	1,606,000	6,831,000	9,243,000	1,190,000
ProFund VP Pharmaceuticals	12,000	96,000	12,000	54,000	74,000	13,000
ProFund VP Precious Metals	1,327,000	9,961,000	1,327,000	5,644,000	7,636,000	983,000
ProFund VP Real Estate	6,000	51,000	6,000	29,000	39,000	8,000
ProFund VP Rising Rates Opportunity	498,000	3,746,000	498,000	2,122,000	2,872,000	374,000
ProFund VP Semiconductor	50,000	377,000	50,000	214,000	289,000	39,000
ProFund VP Short Dow 30	—	2,000	—	—	1,000	4,000
ProFund VP Short Emerging Markets	39,000	306,000	39,000	173,000	234,000	38,000
ProFund VP Short International	55,000	417,000	55,000	236,000	320,000	48,000
ProFund VP Short Mid-Cap	19,000	150,000	19,000	85,000	115,000	20,000
ProFund VP Short Nasdaq-100	323,000	2,437,000	323,000	1,381,000	1,869,000	247,000
ProFund VP Short Small-Cap	217,000	1,641,000	217,000	929,000	1,258,000	171,000
ProFund VP Small-Cap	154,000	1,168,000	154,000	661,000	896,000	122,000
ProFund VP Small-Cap Value	—	5,000	—	2,000	3,000	4,000
ProFund VP Technology	47,000	354,000	47,000	200,000	271,000	37,000
ProFund VP UltraBull	121,000	916,000	121,000	518,000	702,000	99,000
ProFund VP UltraMid-Cap	100,000	762,000	100,000	432,000	583,000	81,000
ProFund VP UltraNasdaq-100	1,902,000	14,273,000	1,902,000	8,087,000	10,942,000	1,405,000
ProFund VP UltraShort Dow 30	—	1,000	—	—	1,000	2,000
ProFund VP UltraShort Nasdaq-100	262,000	1,971,000	262,000	1,117,000	1,512,000	200,000
ProFund VP UltraSmall-Cap	127,000	960,000	127,000	543,000	735,000	102,000
ProFund VP U.S. Government Plus	299,000	2,254,000	299,000	1,276,000	1,727,000	228,000
ProFund VP Utilities	11,000	83,000	11,000	47,000	64,000	10,000
	$9,898,000	$74,547,000	$9,898,000	$42,228,000	$57,150,000	$7,533,000

Each repurchase agreement was fully collateralized by U.S. government and/or agency securities as of March 31, 2023 as follows:

(1)	U.S. Treasury Notes, 2.50%, due 3/31/27, total value $10,099,500.
(2)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.625%, due 7/15/32, total value $76,084,499.
(3)	U.S. Treasury Notes, 4.00%, due 12/15/25, total value $10,100,116.
(4)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125%, due 10/15/26 to 1/15/32, which had an aggregate value of $43,076,625.
(5)	U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.75%, due 7/15/30 to 2/15/45, which had an aggregate value of $58,297,731.
(6)	U.S. Treasury Notes, 2.75%, due 5/15/25, Federal Home Loan Banks, 3.375%, due 12/8/23, which had an aggregate value of $7,951,038.